                     NYLIAC CORPORATE EXECUTIVE SERIES VUL

                              NYLIAC CORPEXCEC VUL

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2002

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................        8
  Statement of Operations...................................       14
  Statement of Changes in Net Assets........................       20
  Notes to Financial Statements.............................       26
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definition of Indices.....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Glossary..................................................     M-41
  Bond Portfolio............................................     M-46
  Capital Appreciation Portfolio............................     M-50
  Cash Management Portfolio.................................     M-54
  Convertible Portfolio.....................................     M-59
  Equity Income Portfolio*+.................................     M-67
  Government Portfolio......................................     M-71
  Growth Equity Portfolio...................................     M-75
  High Yield Corporate Bond Portfolio.......................     M-79
  Indexed Equity Portfolio..................................     M-93
  International Equity Portfolio............................    M-103
  Mid Cap Core Portfolio*...................................    M-108
  Mid Cap Growth Portfolio*.................................    M-116
  Small Cap Growth Portfolio*...............................    M-120
  Total Return Portfolio....................................    M-125
  Value Portfolio...........................................    M-134
  American Century Income & Growth Portfolio................    M-138
  Dreyfus Large Company Value Portfolio.....................    M-144
  Eagle Asset Management Growth Equity Portfolio............    M-148
  Lord Abbett Developing Growth Portfolio*..................    M-152
  Notes to Financial Statements.............................    M-157
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Leveraged AllCap Portfolio
Alger American Small Capitalization Portfolio
American Century VP International Fund (Class II)*
American Century VP Value Fund (Class II)*
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth Portfolio*
Dreyfus VIF Small Cap Growth Portfolio*
Fidelity VIP Contrafund(R) Portfolio (Initial Class)
Fidelity VIP Equity-Income Portfolio (Initial Class)
Fidelity VIP Growth Portfolio (Initial Class)
Fidelity VIP Index 500 Portfolio (Initial Class)
Fidelity VIP Investment Grade Bond Portfolio (Initial
  Class)*
Fidelity VIP Mid Cap Portfolio (Initial Class)
Fidelity VIP Overseas Portfolio (Initial Class)
Fidelity VIP Value Strategies Portfolio (Service Class 2)*
Janus Aspen Series Aggressive Growth Portfolio
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Worldwide Growth Portfolio
Lord Abbett Series Fund Mid-Cap Value Portfolio*
MFS(R) Investors Trust Series Portfolio
MFS(R) New Discovery Series Portfolio
MFS(R) Research Series Portfolio
MFS(R) Utilities Series Portfolio*
Morgan Stanley UIF Emerging Markets Debt Portfolio*
Morgan Stanley UIF Emerging Markets Equity Portfolio
Morgan Stanley UIF U.S. Real Estate Portfolio*
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio*
*Not available under the NYLIAC Corporate Executive Series
 VUL policy.
+Not available under the NYLIAC CorpExec VUL policy.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

The first six months of 2002 brought with them mixed results. Increases in the Gross Domestic Product, along with an unchanged Consumer Price Index (widely recognized as a measurement of inflation), point to a nation that is slowly climbing out of a recession. These positive indications, however, were overshadowed by the continued decline in the stock market and the recent revelations of corporate financial misrepresentation on the part of certain companies.

Even in this challenging and uncertain environment, I want to assure you that you have every reason to feel confident about placing your trust with New York Life Insurance and Annuity Corporation (NYLIAC) and its parent company, New York Life Insurance Company. For more than 157 years, our decisions and actions have continuously been guided by our unwavering belief in the values of financial strength, integrity and humanity. Through depressions, recessions and other crises, our investment philosophy and expense management capabilities have enabled us to continue to grow stronger even when the going was rough.

Today, we are not only one of the financially strongest companies in the business, we're also one of the most admired and respected. Simply stated, our commitment to integrity forms the foundation of who we are and compels us to do things the right way and for the right reasons. We will continue to maintain these high standards -- from our sales and compliance practices to our accounting and auditing processes and procedures.

This Semi-Annual Report for the period ending June 30, 2002, provides you with the opportunity to review the performance data of the various funds.(1) In addition, the report contains other important information, including separate account financial statements, portfolio manager commentaries, and individual portfolio holdings for each of the investment divisions available within your NYLIAC Corporate Executive Series Variable Universal Life or NYLIAC CorpExec Variable Universal Life policy.

Now might be a good time for you to make an appointment with your Registered Representative to review your policy. Given the extensive selection of allocation alternatives available -- including cash, bond and equity choices in both the domestic and international markets -- he or she is best qualified to help you go over your options and customize a portfolio that suits your investment style. Regardless of your allocation choices, you can be sure you're benefiting from the skill and expertise of some leading investment advisers.

We know there are many companies in today's market offering variable products and services. We appreciate your choice of NYLIAC to help you achieve your financial goals. You can be certain that we are working every day with your best interests at the forefront. When you need us, we will be here for you.

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1) The investment divisions offered through the NYLIAC Corporate Executive Series Variable Universal Life or NYLIAC CorpExec Variable Universal Life Insurance policy are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                  VALUES AS OF JUNE 30, 2002
                                    --------------------------------------------------------------------------------------
                                                            THREE
                                    PORTFOLIO    MONTH      MONTHS     YEAR                                        SINCE
                                    INCEPTION    ENDED      ENDED       TO       1        3        5      10     PORTFOLIO
INVESTMENT DIVISION                   DATE      06/30/02   06/30/02    DATE     YEAR    YEARS    YEARS   YEARS   INCEPTION
Alger American Leveraged All Cap     01/25/95    (8.05)%    (16.20)%  (20.18)% (25.03)% (10.83)%  8.13 %           17.10 %
MainStay VP Eagle Asset Management
  Growth Equity                      05/01/98    (7.97)%    (16.84)%  (17.60)% (23.46)%  (3.92)%                    4.28 %
Fidelity VIP Growth                  10/09/86    (9.52)%    (18.44)%  (19.40)% (26.68)% (11.07)%  3.86 % 11.38%    11.36 %
MainStay VP Capital Appreciation     01/29/93    (8.27)%    (14.82)%  (18.71)% (24.87)% (13.64)%  0.75 %            8.43 %
MFS Research Series                  07/26/95    (8.09)%    (14.79)%  (14.76)% (23.03)% (10.32)%  0.35 %            6.56 %
Fidelity VIP Index 500               08/27/92    (7.19)%    (13.54)%  (13.45)% (18.69)%  (9.73)%  2.99 %           10.68 %
Fidelity VIP Contrafund              01/03/95    (4.10)%     (3.64)%   (0.96)%  (3.69)%  (3.53)%  7.47 %           14.09 %
MainStay VP Growth Equity            01/23/84    (5.62)%    (11.06)%  (12.91)% (18.94)%  (7.31)%  4.63 % 11.36%    10.83 %
MainStay VP Indexed Equity           01/29/93    (7.23)%    (13.58)%  (13.52)% (18.59)%  (9.76)%  3.00 %           10.29 %
MFS Investors Trust                  10/09/95    (6.35)%    (12.50)%  (12.32)% (17.99)%  (9.75)%  0.78 %            7.40 %
MainStay VP American Century
  Income and Growth                  05/01/98    (6.73)%    (11.39)%  (10.56)% (14.86)%  (8.02)%                   (1.76)%
MainStay VP Dreyfus Large Company
  Value                              05/01/98    (7.66)%    (10.16)%  (11.56)% (13.03)%  (4.32)%                   (0.61)%
Fidelity VIP Equity Income           10/09/86    (6.42)%     (9.68)%   (6.32)% (10.32)%  (3.38)%  4.40 % 11.77%    10.82 %
MainStay VP Value                    05/01/95    (5.95)%     (8.72)%   (6.45)%  (7.41)%   0.00 %  3.70 %            9.42 %
T. Rowe Price Equity Income          03/31/94    (6.34)%     (7.95)%   (3.80)%  (5.08)%   0.31 %  6.62 %           12.79 %
Janus Aspen Series                   09/13/93    (6.90)%    (11.37)%  (19.39)% (33.72)% (17.16)%  1.68 %            8.68 %
MainStay VP Convertible              10/01/96    (3.79)%     (5.84)%   (5.93)%  (8.68)%   1.20 %  6.77 %            7.61 %
MainStay VP Mid Cap Growth           07/02/01    (5.54)%     (7.09)%   (6.79)%                                    (14.81)%
Fidelity VIP Mid Cap                 12/28/98    (5.87)%     (5.09)%   (1.45)%   1.41 %  18.12 %                   20.76 %
MainStay VP Mid Cap Core             07/02/01    (5.29)%     (5.03)%   (1.40)%                                     (7.35)%
Lord Abbett Mid Cap Value            09/15/99    (5.10)%     (6.15)%   (0.83)%   2.67 %                            18.29 %
American Century Value               08/14/01    (4.70)%     (6.62)%   (4.15)%                                     (1.00)%
Alger American Small
  Capitalization                     09/21/88    (6.98)%    (14.39)%  (14.42)% (23.70)% (18.03)% (4.55)%  5.06%     9.62 %
MainStay VP Lord Abbett Developing
  Growth                             05/01/98    (6.28)%    (11.64)%  (11.82)% (14.79)%  (8.85)%                   (5.38)%
MainStay VP Small Cap Growth         07/02/01    (6.22)%    (11.80)%  (12.41)%                                    (16.52)%
MFS New Discovery                    05/01/98    (7.44)%    (17.17)%  (19.14)% (22.15)%   2.46 %                    6.81 %
Dreyfus Small Cap                    08/31/90    (5.60)%     (8.48)%   (3.06)%  (4.83)%   3.85 %  5.47 % 19.27%    27.10 %
--------------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002 (CONTINUED)

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                  VALUES AS OF JUNE 30, 2002
                                    --------------------------------------------------------------------------------------
                                                            THREE
                                    PORTFOLIO    MONTH      MONTHS     YEAR                                        SINCE
                                    INCEPTION    ENDED      ENDED       TO       1        3        5      10     PORTFOLIO
INVESTMENT DIVISION                   DATE      06/30/02   06/30/02    DATE     YEAR    YEARS    YEARS   YEARS   INCEPTION
Fidelity VIP Overseas                01/28/87     (5.65)%    (4.23)%   (2.67)% (13.56)%  (6.74)% (1.22)%  4.66%     5.36 %
MainStay VP International Equity     05/01/95     (0.93)%     3.94 %    6.29 %   4.09 %  (2.16)%  1.96 %            5.13 %
American Century International       08/15/01     (2.07)%    (2.74)%   (4.71)%                                    (12.33)%
Janus Aspen Series Worldwide
  Growth                             09/13/93     (6.61)%   (12.37)%  (13.19)% (22.31)%  (6.38)%  3.99 %           12.57 %
Morgan Stanley UIF Emerging
  Markets Equity                     10/01/96     (7.39)%    (8.44)%    2.37 %  (0.52)%  (6.52)% (7.07)%           (3.15)%
Dreyfus IP Technology Growth         08/31/99    (11.05)%   (25.89)%  (28.69)% (35.79)%                           (19.72)%
Morgan Stanley UIF U.S. Real
  Estate                             03/03/97      1.41 %     2.75 %   10.23 %  11.82 %  12.09 %  8.98 %            9.14 %
MFS Utilities Series                 01/03/95     (7.73)%   (15.57)%  (20.15)% (32.80)%  (8.47)%  3.04 %            9.98 %
Calvert Social Balanced              09/02/86     (4.06)%    (6.72)%   (8.07)% (11.88)%  (4.30)%  2.94 %  7.61%     8.05 %
Janus Aspen Series Balanced          09/13/93     (3.17)%    (4.21)%   (3.37)%  (4.79)%   0.30 % 10.38 %           12.62 %
MainStay VP Total Return             01/29/93     (5.37)%    (8.93)%  (11.74)% (13.48)%  (5.95)%  3.57 %            7.81 %
MainStay VP High Yield Corporate
  Bond                               05/01/95     (4.89)%    (3.84)%   (0.14)%   1.68 %  (0.11)%  3.51 %            7.00 %
Morgan Stanley UIF Emerging
  Markets Debt                       06/16/97     (5.73)%    (5.66)%   (0.05)%   4.84 %  11.64 %  2.39 %            2.37 %
MainStay VP Bond                     01/23/84     (0.32)%     2.25 %    1.61 %   6.62 %   6.63 %  6.59 %  6.56%     8.73 %
MainStay VP Government               01/29/93      0.91 %     3.65 %    3.22 %   7.67 %   7.00 %  6.80 %            6.02 %
Fidelity VIP Investment Grade Bond   12/05/88      0.44 %     3.04 %    2.98 %   7.62 %   7.40 %  6.90 %  6.57%     7.37 %
T. Rowe Price LTD Term Bond          05/13/94      0.17 %     1.59 %    1.57 %   5.56 %   6.40 %  5.91 %            5.73 %
MainStay VP Cash Management**        01/29/93      0.10 %     0.29 %    0.58 %   1.78 %   4.01 %  4.28 %            4.14 %
--------------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money.

Due to current market volatility, the current performance may be less than the figures shown.

The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

The returns for any Investment Division of the Separate Account reflect only the performance of a hypothetical investment in the Investment Divisions during the particular time period on which the calculations are based. The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CORPEXEC VUL as first offered for sale 12/2001. For the period from the inception date, until the product introduction, the performance summary assumes that the CORPEXEC VUL policy was available, which it was not.

        (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH PORTFOLIO)

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                 VALUES AS OF JUNE 30, 2002
                                   --------------------------------------------------------------------------------------
                                                           THREE
                                   PORTFOLIO    MONTH      MONTH      YEAR                                        SINCE
                                   INCEPTION    ENDED      ENDED       TO       1        3        5      10     PORTFOLIO
PORTFOLIO                            DATE      06/30/02   06/30/02    DATE     YEAR    YEARS    YEARS   YEARS   INCEPTION
                                                                                                                  17.53%
Alger American Leveraged All Cap    01/25/95    (8.02)%    (16.12)%  (20.03)% (24.75)% (10.50)%  8.53%
                                                                                                                   4.67%
MainStay VP Eagle Asset
  Management Growth Equity          05/01/98    (7.94)%    (16.76)%  (17.45)% (23.18)%  (3.57)%
                                                                                                                  11.77%
Fidelity VIP Growth                 10/09/86    (9.49)%    (18.36)%  (19.25)% (26.41)% (10.74)%  4.25%  11.79%
                                                                                                                   8.83%
MainStay VP Capital Appreciation    01/29/93    (8.24)%    (14.74)%  (18.56)% (24.59)% (13.32)%  1.13%
                                                                                                                   6.96%
MFS Research Series                 07/26/95    (8.06)%    (14.71)%  (14.60)% (22.74)%  (9.99)%  0.72%
                                                                                                                  11.09%
Fidelity VIP Index 500              08/27/92    (7.16)%    (13.46)%  (13.29)% (18.39)%  (9.40)%  3.37%
                                                                                                                  14.51%
Fidelity VIP Contrafund             01/03/95    (4.07)%     (3.55)%   (0.78)%  (3.33)%  (3.17)%  7.87%
                                                                                                                  11.24%
MainStay VP Growth Equity           01/23/84    (5.59)%    (10.98)%  (12.75)% (18.64)%  (6.97)%  5.02%  11.77%
                                                                                                                  10.70%
MainStay VP Indexed Equity          01/29/93    (7.20)%    (13.50)%  (13.36)% (18.29)%  (9.42)%  3.38%
                                                                                                                   7.80%
MFS Investors Trust                 10/09/95    (6.32)%    (12.42)%  (12.16)% (17.69)%  (9.42)%  1.15%
                                                                                                                  (1.39)%
MainStay VP American Century
  Income and Growth                 05/01/98    (6.71)%    (11.30)%  (10.40)% (14.54)%  (7.68)%
                                                                                                                  (0.24)%
MainStay VP Dreyfus Large Company
  Value                             05/01/98    (7.63)%    (10.08)%  (11.39)% (12.70)%  (3.96)%
                                                                                                                  11.23%
Fidelity VIP Equity Income          10/09/86    (6.39)%     (9.60)%   (6.15)%  (9.99)%  (3.02)%  4.79%  12.18%
                                                                                                                   9.83%
MainStay VP Value                   05/01/95    (5.92)%     (8.63)%   (6.27)%  (7.07)%   0.37%   4.08%
                                                                                                                  13.21%
T. Rowe Price Equity Income         03/31/94    (6.31)%     (7.86)%   (3.62)%  (4.73)%   0.68%   7.02%
                                                                                                                   9.08%
Janus Aspen Series Aggressive
  Growth                            09/13/93    (6.87)%    (11.29)%  (19.24)% (33.47)% (16.85)%  2.06%
                                                                                                                   8.01%
MainStay VP Convertible             10/01/96    (3.76)%     (5.75)%   (5.76)%  (8.34)%   1.58%   7.17%
                                                                                                                 (14.50)%
MainStay VP Mid Cap Growth          07/02/01    (5.51)%     (7.00)%   (6.62)% (14.50)%
                                                                                                                  21.21%
Fidelity VIP Mid Cap                12/28/98    (5.84)%     (5.00)%   (1.27)%   1.79%   18.56%
                                                                                                                  (7.01)%
MainStay VP Mid Cap Core            07/02/01    (5.27)%     (4.94)%   (1.22)%  (7.01)%
                                                                                                                  18.73%
Lord Abbett Mid Cap Value           09/15/99    (5.07)%     (6.06)%   (0.65)%   3.05%
                                                                                                                  (0.63)%
American Century Value              08/14/01    (4.67)%     (6.53)%   (3.97)%
                                                                                                                  10.03%
Alger American Small
  Capitalization                    09/21/88    (6.95)%    (14.31)%  (14.26)% (23.42)% (17.73)% (4.20)%  5.45%
                                                                                                                  (5.03)%
MainStay VP Lord Abbett
  Developing Growth                 05/01/98    (6.25)%    (11.56)%  (11.65)% (14.47)%  (8.51)%
                                                                                                                 (16.21)%
MainStay VP Small Cap Growth        07/02/01    (6.19)%    (11.72)%  (12.25)% (16.21)%
                                                                                                                   7.21%
MFS New Discovery                   05/01/98    (7.41)%    (17.09)%  (18.99)% (21.86)%   2.84%
                                                                                                                  27.57%
Dreyfus Small Cap                   08/31/90    (5.57)%     (8.40)%   (2.88)%  (4.48)%   4.23%   5.86%  19.71%
-------------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002 (CONTINUED)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                       VALUES AS OF JUNE 30, 2002
                                       ------------------------------------------------------------------------------------------
                                                               THREE
                                       PORTFOLIO   MONTH       MONTH       YEAR                                           SINCE
                                       INCEPTION   ENDED       ENDED        TO        1         3        5       10     PORTFOLIO
PORTFOLIO                                DATE     06/30/02    06/30/02     DATE      YEAR     YEARS    YEARS    YEARS   INCEPTION
Fidelity VIP Overseas                   01/28/87    (5.62)%     (4.14)%    (2.49)%  (13.24)%  (6.39)%  (0.85)%  5.05%      5.75%
MainStay VP International Equity        05/01/95    (0.90)%      4.04%      6.49%     4.47%   (1.80)%   2.34%              5.52%
American Century International          08/15/01    (2.04)%     (2.65)%    (4.53)%                                       (12.01)%
Janus Aspen Series Worldwide Growth     09/13/93    (6.58)%    (12.29)%   (13.03)%  (22.02)%  (6.03)%   4.38%             12.99%
Morgan Stanley UIF Emerging Markets
 Equity                                 10/01/96    (7.36)%     (8.36)%     2.56%    (0.15)%  (6.17)%  (6.73)%            (2.79)%
Dreyfus IP Technology Growth            08/31/99   (11.02)%    (25.82)%   (28.56)%  (35.55)%                             (19.42)%
Morgan Stanley UIF U.S. Real Estate     03/03/97     1.44%       2.85%     10.43%    12.23%   12.51%    9.38%              9.54%
MFS Utilities Series                    01/03/95    (7.70)%    (15.49)%   (20.00)%  (32.55)%  (8.13)%   3.42%             10.39%
Calvert Social Balanced                 09/02/86    (4.03)%     (6.63)%    (7.90)%  (11.55)%  (3.95)%   3.32%   8.01%      8.45%
Janus Aspen Series Balanced             09/13/93    (3.14)%     (4.12)%    (3.19)%   (4.44)%   0.67%   10.79%             13.04%
MainStay VP Total Return                01/29/93    (5.34)%     (8.85)%   (11.58)%  (13.16)%  (5.60)%   3.95%              8.21%
MainStay VP High Yield Corporate Bond   05/01/95    (4.86)%     (3.75)%     0.04%     2.06%    0.26%    3.89%              7.40%
Morgan Stanley UIF Emerging Markets
 Debt                                   06/16/97    (5.70)%     (5.57)%     0.14%     5.23%   12.05%    2.77%              2.75%
MainStay VP Bond                        01/23/84    (0.29)%      2.35%      1.80%     7.02%    7.03%    6.98%   6.95%      9.14%
MainStay VP Government                  01/29/93     0.94%       3.74%      3.41%     8.07%    7.39%    7.19%              6.41%
Fidelity VIP Investment Grade Bond      12/05/88     0.47%       3.14%      3.17%     8.02%    7.80%    7.30%   6.97%      7.77%
T. Rowe Price LTD Term Bond             05/13/94     0.20%       1.68%      1.76%     5.95%    6.79%    6.30%              6.12%
MainStay VP Cash Management**           01/29/93     0.13%       0.38%      0.77%     2.16%    4.40%    4.66%              4.53%
---------------------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money.

This performance information is authorized for distribution to the general public only if accompanied by or preceded by a NYLIAC CORPEXEC VUL prospectus package. The prospectus contains detailed information regarding charges and fees. Read it carefully before you invest or send money. For additional information, please consult the prospectus.

The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                   DISTRIBUTED BY: NYLIFE DISTRIBUTORS, INC.,
                                  MEMBER, NASD
                     51 MADISON AVENUE, NEW YORK, NY 10010

(NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION OF THE
   SEPARATE ACCOUNT BASED ON THE ACTUAL PERFORMANCE OF THE SEPARATE ACCOUNT'S
                             UNDERLYING PORTFOLIOS)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002
(Unaudited)

                                                              MAINSTAY VP      MAINSTAY VP
                                             MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP
                                                 BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  3,172,163     $ 20,659,787     $  4,075,053     $         --

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          5,665           34,840            3,100               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  3,166,498     $ 20,624,947     $  4,071,953     $         --
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  3,166,498     $ 20,624,947     $    166,457     $         --
    CESVUL Policies.......................             --               --          834,676               --
    CESVUL2 Policies......................             --               --        3,070,820               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  3,166,498     $ 20,624,947     $  4,071,953     $         --
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $      12.54     $       8.17     $       1.17     $         --
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $       1.00     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $         --     $       1.00     $         --
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  3,123,976     $ 35,184,359     $  4,075,048     $         --
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP                       MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP       HIGH YIELD      MAINSTAY VP     INTERNATIONAL     MAINSTAY VP      MAINSTAY VP
      GOVERNMENT     GROWTH EQUITY    CORPORATE BOND   INDEXED EQUITY       EQUITY        TOTAL RETURN        VALUE
------------------------------------------------------------------------------------------------------------------------
     $    644,913     $ 28,589,666     $  2,025,369     $ 84,053,645     $ 14,444,039     $    866,271     $     23,238

            1,156           48,244            3,623          139,927           26,120            1,502               34
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    643,757     $ 28,541,422     $  2,021,746     $ 83,913,718     $ 14,417,919     $    864,769     $     23,204
     ============     ============     ============     ============     ============     ============     ============
     $    625,060     $ 28,478,400     $  2,013,162     $ 83,911,419     $ 14,417,919     $    864,769     $        792
           18,697           63,022               --               --               --               --           22,412
               --               --            8,584            2,299               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    643,757     $ 28,541,422     $  2,021,746     $ 83,913,718     $ 14,417,919     $    864,769     $     23,204
     ============     ============     ============     ============     ============     ============     ============
     $      12.73     $       9.73     $      10.56     $       9.14     $       9.98     $       7.71     $       9.23
     ============     ============     ============     ============     ============     ============     ============
     $      10.11     $       8.14     $         --     $         --     $         --     $         --     $       9.92
     ============     ============     ============     ============     ============     ============     ============
     $         --     $         --     $       9.46     $       9.10     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $    627,459     $ 41,833,803     $  2,110,290     $116,657,223     $ 16,735,085     $  1,139,160     $     24,583
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2002
(Unaudited)

                                             MAINSTAY VP                       MAINSTAY VP
                                               AMERICAN       MAINSTAY VP      EAGLE ASSET     ALGER AMERICAN
                                            CENTURY INCOME   DREYFUS LARGE      MANAGEMENT         SMALL
                                              AND GROWTH     COMPANY VALUE    GROWTH EQUITY    CAPITALIZATION
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $      2,333     $    323,752     $    224,496     $     93,793

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................              1              536              336              160
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $      2,332     $    323,216     $    224,160     $     93,633
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $         --     $    305,638     $    212,181     $     93,633
    CESVUL Policies.......................             --           17,578               --               --
    CESVUL2 Policies......................          2,332               --           11,979               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $      2,332     $    323,216     $    224,160     $     93,633
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $         --     $       9.43     $       5.42     $       6.59
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $       9.48     $         --     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $       9.23     $         --     $       9.09     $         --
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $      2,526     $    379,729     $    359,364     $    121,854
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                               FIDELITY VIP
                       DREYFUS VIF       FIDELITY VIP      FIDELITY VIP      FIDELITY VIP       INVESTMENT       FIDELITY VIP
    CALVERT SOCIAL      SMALL CAP        CONTRAFUND(R)     EQUITY-INCOME        GROWTH          GRADE BOND          MID-CAP
       BALANCED      (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------------------
     $      8,159      $      2,302      $    393,895      $  1,094,786      $      8,137      $      4,155      $      3,870

               14                 1               642             1,864                 2                 2                 1
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $      8,145      $      2,301      $    393,253      $  1,092,922      $      8,135      $      4,153      $      3,869
     ============      ============      ============      ============      ============      ============      ============
     $      8,145      $         --      $    323,690      $  1,074,384      $         --      $         --      $         --
               --                --            69,563            18,538                --                --                --
               --             2,301                --                --             8,135             4,153             3,869
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $      8,145      $      2,301      $    393,253      $  1,092,922      $      8,135      $      4,153      $      3,869
     ============      ============      ============      ============      ============      ============      ============
     $       9.78      $         --      $      11.59      $       9.92      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $       9.54      $      10.00      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $       9.11      $         --      $         --      $       8.79      $      10.16      $       9.47
     ============      ============      ============      ============      ============      ============      ============
     $      9,267      $      2,526      $    451,337      $  1,215,014      $      8,980      $      4,086      $      4,086
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2002
(Unaudited)

                                                                                 JANUS ASPEN
                                                                                    SERIES
                                                                JANUS ASPEN       WORLDWIDE      MFS(R) UTILITIES
                                                              SERIES BALANCED       GROWTH            SERIES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  9,843,346      $    323,935      $    177,477

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......         17,180               542                87
                                                               ------------      ------------      ------------
      Total net assets......................................   $  9,826,166      $    323,393      $    177,390
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies..........................................   $  9,729,398      $    321,838      $         --
    CESVUL Policies.........................................         81,665                --                --
    CESVUL2 Policies........................................         15,103             1,555           177,390
                                                               ------------      ------------      ------------
      Total net assets......................................   $  9,826,166      $    323,393      $    177,390
                                                               ============      ============      ============
    CSVUL Variable accumulation unit value..................   $      13.38      $       9.91      $         --
                                                               ============      ============      ============
    CESVUL Variable accumulation unit value.................   $       9.48      $         --      $         --
                                                               ============      ============      ============
    CESVUL2 Variable accumulation unit value................   $       9.65      $       9.24      $       8.52
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 10,381,998      $    471,404      $    208,233
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     MORGAN STANLEY
          UIF         MORGAN STANLEY
        EMERGING         UIF U.S.      T. ROWE PRICE
     MARKETS EQUITY    REAL ESTATE     EQUITY INCOME
     ------------------------------------------------
      $     13,589     $    208,228     $    867,042

                25              103              773
      ------------     ------------     ------------
      $     13,564     $    208,125     $    866,269
      ============     ============     ============
      $     13,564     $         --     $    269,971
                --               --            8,621
                --          208,125          587,677
      ------------     ------------     ------------
      $     13,564     $    208,125     $    866,269
      ============     ============     ============
      $       7.97     $         --     $      11.04
      ============     ============     ============
      $         --     $         --     $       9.85
      ============     ============     ============
      $         --     $      10.06     $       9.32
      ============     ============     ============
      $     12,743     $    206,704     $    917,280
      ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002,
and the years ended December 31, 2001, and December 31, 2000
(Unaudited)

                                                                   MAINSTAY VP
                                                                      BOND
                                               ---------------------------------------------------
                                                   2002               2001               2000
                                               ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $       1,740      $     120,145      $      31,906
  Mortality and expense risk charges.........        (10,327)           (11,205)            (3,080)
                                               -------------      -------------      -------------
      Net investment income (loss)...........         (8,587)           108,940             28,826
                                               -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........         80,177             66,860             14,663
  Cost of investments sold...................        (83,382)           (67,099)           (15,533)
                                               -------------      -------------      -------------
      Net realized gain (loss) on
        investments..........................         (3,205)              (239)              (870)
  Realized gain distribution received........             --                 --                 --
  Change in unrealized appreciation
    (depreciation) on investments............         53,408             17,844             13,763
                                               -------------      -------------      -------------
      Net gain (loss) on investments.........         50,203             17,605             12,893
                                               -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $      41,616      $     126,545      $      41,719
                                               =============      =============      =============

                                                                   MAINSTAY VP
                                                              CAPITAL APPRECIATION
                                               ---------------------------------------------------
                                                   2002               2001               2000
                                               ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $         371      $      24,801      $          --
  Mortality and expense risk charges.........        (80,915)          (191,968)          (266,832)
                                               -------------      -------------      -------------
      Net investment income (loss)...........        (80,544)          (167,167)          (266,832)
                                               -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........        308,787            668,276            793,977
  Cost of investments sold...................       (464,086)          (865,164)          (736,532)
                                               -------------      -------------      -------------
      Net realized gain (loss) on
        investments..........................       (155,299)          (196,888)            57,445
  Realized gain distribution received........             --                 --          2,492,571
  Change in unrealized appreciation
    (depreciation) on investments............     (4,567,908)        (7,643,995)        (6,613,986)
                                               -------------      -------------      -------------
      Net gain (loss) on investments.........     (4,723,207)        (7,840,883)        (4,063,970)
                                               -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $  (4,803,751)     $  (8,008,050)     $  (4,330,802)
                                               =============      =============      =============

                                                                   MAINSTAY VP
                                                                  GROWTH EQUITY
                                               ---------------------------------------------------
                                                   2002               2001               2000
                                               ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $          --      $     223,728      $     226,021
  Mortality and expense risk charges.........       (106,200)          (239,132)          (290,150)
                                               -------------      -------------      -------------
      Net investment income (loss)...........       (106,200)           (15,404)           (64,129)
                                               -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........        440,274          2,444,999            959,323
  Cost of investments sold...................       (602,281)        (2,978,786)          (848,499)
                                               -------------      -------------      -------------
      Net realized gain (loss) on
        investments..........................       (162,007)          (533,787)           110,824
  Realized gain distribution received........             --                 --          3,611,754
  Change in unrealized appreciation
    (depreciation) on investments............     (3,989,642)        (6,566,641)        (5,297,014)
                                               -------------      -------------      -------------
      Net gain (loss) on investments.........     (4,151,649)        (7,100,428)        (1,574,436)
                                               -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $  (4,257,849)     $  (7,115,832)     $  (1,638,565)
                                               =============      =============      =============

                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                                                 CORPORATE BOND
                                               ---------------------------------------------------
                                                   2002               2001               2000
                                               ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $          --      $      63,471      $      10,501
  Mortality and expense risk charges.........         (6,208)            (2,258)              (846)
                                               -------------      -------------      -------------
      Net investment income (loss)...........         (6,208)            61,213              9,655
                                               -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........         83,460             53,345            115,781
  Cost of investments sold...................        (93,852)           (63,355)          (132,327)
                                               -------------      -------------      -------------
      Net realized gain (loss) on
        investments..........................        (10,392)           (10,010)           (16,546)
  Realized gain distribution received........             --                 --                  5
  Change in unrealized appreciation
    (depreciation) on investments............        (23,349)           (45,437)            (2,743)
                                               -------------      -------------      -------------
      Net gain (loss) on investments.........        (33,741)           (55,447)           (19,284)
                                               -------------      -------------      -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $     (39,949)     $       5,766      $      (9,629)
                                               =============      =============      =============

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d) For the period April 2002 (Commencement of Investments) through June 2002.
(e) For the period May 2002 (Commencement of Investments) through June 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                     MAINSTAY VP                                     MAINSTAY VP
                   CASH MANAGEMENT                                   CONVERTIBLE
    ---------------------------------------------   ---------------------------------------------
        2002            2001            2000            2002            2001           2000(c)
    ---------------------------------------------------------------------------------------------
    $      16,994   $       4,128   $       4,176   $          --   $          --   $          74
           (4,501)           (827)           (493)             --              (1)             (3)
    -------------   -------------   -------------   -------------   -------------   -------------
           12,493           3,301           3,683              --              (1)             71
    -------------   -------------   -------------   -------------   -------------   -------------
           23,944           6,653           3,737              --           2,055             956
          (23,944)         (6,653)         (3,737)             --          (2,318)         (1,045)
    -------------   -------------   -------------   -------------   -------------   -------------
               --              --              --              --            (263)            (89)
               22              --              --              --              --              61
                4               1              --              --             281            (282)
    -------------   -------------   -------------   -------------   -------------   -------------
               26               1              --              --              18            (310)
    -------------   -------------   -------------   -------------   -------------   -------------
    $      12,519   $       3,302   $       3,683   $          --   $          17   $        (239)
    =============   =============   =============   =============   =============   =============

                      MAINSTAY VP
                      GOVERNMENT
     ---------------------------------------------
         2002            2001            2000
     ---------------------------------------------
     $         356   $      20,190   $       1,069
            (2,085)         (1,916)           (113)
     -------------   -------------   -------------
            (1,729)         18,274             956
     -------------   -------------   -------------
            18,549          13,197           1,513
           (18,215)        (12,619)         (1,502)
     -------------   -------------   -------------
               334             578              11
                --              --              --
            19,336          (1,863)            833
     -------------   -------------   -------------
            19,670          (1,285)            844
     -------------   -------------   -------------
     $      17,941   $      16,989   $       1,800
     =============   =============   =============

                     MAINSTAY VP                                     MAINSTAY VP
                   INDEXED EQUITY                               INTERNATIONAL EQUITY
    ---------------------------------------------   ---------------------------------------------
        2002            2001            2000            2002            2001            2000
    ---------------------------------------------------------------------------------------------
    $       3,115   $   1,014,473   $   1,101,066   $          --   $     194,816   $     117,130
         (321,460)       (714,081)       (858,106)        (47,505)        (99,896)       (125,681)
    -------------   -------------   -------------   -------------   -------------   -------------
         (318,345)        300,392         242,960         (47,505)         94,920          (8,551)
    -------------   -------------   -------------   -------------   -------------   -------------
        1,310,879       4,058,435       2,581,459         189,527         903,034         383,949
       (1,650,358)     (4,601,536)     (2,450,763)       (230,586)     (1,082,837)       (343,452)
    -------------   -------------   -------------   -------------   -------------   -------------
         (339,479)       (543,101)        130,696         (41,059)       (179,803)         40,497
          270,694       1,019,562       2,128,739              --          43,972         937,980
                 )
      (12,924,276     (15,233,466)    (15,022,320)        922,492      (2,373,860)     (4,758,034)
    -------------   -------------   -------------   -------------   -------------   -------------
      (12,993,061)    (14,757,005)    (12,762,885)        881,433      (2,509,691)     (3,779,557)
    -------------   -------------   -------------   -------------   -------------   -------------
    $ (13,311,406)  $ (14,456,613)  $ (12,519,925)  $     833,928   $  (2,414,771)  $  (3,788,108)
    =============   =============   =============   =============   =============   =============

                      MAINSTAY VP
                     TOTAL RETURN
     ---------------------------------------------
         2002            2001            2000
     ---------------------------------------------
     $         172   $      18,000   $      11,186
            (3,018)         (4,862)         (3,793)
     -------------   -------------   -------------
            (2,846)         13,138           7,393
     -------------   -------------   -------------
            15,233          32,616          28,415
           (21,338)        (41,965)        (29,113)
     -------------   -------------   -------------
            (6,105)         (9,349)           (698)
                --           1,065          46,019
          (101,329)        (94,939)        (75,606)
     -------------   -------------   -------------
          (107,434)       (103,223)        (30,285)
     -------------   -------------   -------------
     $    (110,280)  $     (90,085)  $     (22,892)
     =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2002,
and the years ended December 31, 2001, and December 31, 2000
(Unaudited)

                                                                                                                   MAINSTAY VP
                                                                                                                    AMERICAN
                                                                                                                     CENTURY
                                                                               MAINSTAY VP                         INCOME AND
                                                                                  VALUE                              GROWTH
                                                             -----------------------------------------------    -----------------
                                                                 2002             2001             2000              2002(e)
                                                             --------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................  $           3    $         301    $          12      $          --
  Mortality and expense risk charges.......................            (72)             (28)             (59)                (1)
                                                             -------------    -------------    -------------      -------------
      Net investment income (loss).........................            (69)             273              (47)                (1)
                                                             -------------    -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................          1,205              805           61,659                  6
  Cost of investments sold.................................         (1,185)            (776)         (67,964)                (6)
                                                             -------------    -------------    -------------      -------------
      Net realized gain (loss) on investments..............             20               29           (6,305)                --
  Realized gain distribution received......................             35              903               30                 --
  Change in unrealized appreciation (depreciation) on
    investments............................................         (1,424)             (16)          (1,821)              (193)
                                                             -------------    -------------    -------------      -------------
      Net gain (loss) on investments.......................         (1,369)             916           (8,096)              (193)
                                                             -------------    -------------    -------------      -------------
        Net increase (decrease) in net assets resulting
          from operations..................................  $      (1,438)   $       1,189    $      (8,143)     $        (194)
                                                             =============    =============    =============      =============

                                                                                 CALVERT                           DREYFUS VIF
                                                                                 SOCIAL                             SMALL CAP
                                                                                BALANCED                        (INITIAL SHARES)
                                                             -----------------------------------------------    -----------------
                                                                 2002             2001             2000              2002(e)
                                                             --------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................  $          --    $       1,377    $         694      $          --
  Mortality and expense risk charges.......................            (37)            (193)            (558)                (1)
                                                             -------------    -------------    -------------      -------------
      Net investment income (loss).........................            (37)           1,184              136                 (1)
                                                             -------------    -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................         28,033           26,884           55,038                  6
  Cost of investments sold.................................        (31,970)         (30,716)         (57,843)                (6)
                                                             -------------    -------------    -------------      -------------
      Net realized gain (loss) on investments..............         (3,937)          (3,832)          (2,805)                --
  Realized gain distribution received......................             --              671            1,224                 --
  Change in unrealized appreciation (depreciation) on
    investments............................................          3,509              543           (2,653)              (225)
                                                             -------------    -------------    -------------      -------------
      Net gain (loss) on investments.......................           (428)          (2,618)          (4,234)              (225)
                                                             -------------    -------------    -------------      -------------
        Net increase (decrease) in net assets resulting
          from operations..................................  $        (465)   $      (1,434)   $      (4,098)     $        (226)
                                                             =============    =============    =============      =============

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d) For the period April 2002 (Commencement of Investments) through June 2002.
(e) For the period May 2002 (Commencement of Investments) through June 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                     MAINSTAY VP
                     MAINSTAY VP                                     EAGLE ASSET
             DREYFUS LARGE COMPANY VALUE                      MANAGEMENT GROWTH EQUITY
    ---------------------------------------------   ---------------------------------------------
        2002            2001           2000(b)          2002            2001           2000(b)
    ---------------------------------------------------------------------------------------------
    $          29   $       2,363   $       2,107   $          --   $          --   $          --
           (1,175)         (2,295)         (1,540)           (818)         (1,715)         (1,537)
    -------------   -------------   -------------   -------------   -------------   -------------
           (1,146)             68             567            (818)         (1,715)         (1,537)
    -------------   -------------   -------------   -------------   -------------   -------------
           21,663          20,047         124,454          15,641          16,254         119,502
          (22,453)        (19,878)       (114,710)        (23,844)        (23,781)       (127,244)
    -------------   -------------   -------------   -------------   -------------   -------------
             (790)            169           9,744          (8,203)         (7,527)         (7,742)
               --           8,186           5,261              --              --          32,092
          (40,015)        (25,063)          9,101         (36,740)        (40,180)        (57,948)
    -------------   -------------   -------------   -------------   -------------   -------------
          (40,805)        (16,708)         24,106         (44,943)        (47,707)        (33,598)
    -------------   -------------   -------------   -------------   -------------   -------------
    $     (41,951)  $     (16,640)  $      24,673   $     (45,761)  $     (49,422)  $     (35,135)
    =============   =============   =============   =============   =============   =============


                    ALGER AMERICAN
                 SMALL CAPITALIZATION
     ---------------------------------------------
         2002            2001            2000
     ---------------------------------------------
     $          --   $          44   $          --
              (337)           (609)         (1,040)
     -------------   -------------   -------------
              (337)           (565)         (1,040)
     -------------   -------------   -------------
            26,389          23,633          52,723
           (42,859)        (59,033)        (99,810)
     -------------   -------------   -------------
           (16,470)        (35,400)        (47,087)
                --              --          55,354
             2,766          11,183         (61,609)
     -------------   -------------   -------------
           (13,704)        (24,217)        (53,342)
     -------------   -------------   -------------
     $     (14,041)  $     (24,782)  $     (54,382)
     =============   =============   =============

                                                                                                     FIDELITY VIP
                                                                                                        GROWTH
                    FIDELITY VIP                                    FIDELITY VIP                       (INITIAL
            CONTRAFUND(R) (INITIAL CLASS)                   EQUITY-INCOME (INITIAL CLASS)               CLASS)
    ---------------------------------------------   ---------------------------------------------   ---------------
        2002            2001            2000            2002            2001            2000            2002(e)
    ---------------------------------------------------------------------------------------------------------------
    $       3,057   $       2,671   $         292   $      18,832   $      22,239   $      14,806    $          --
           (1,280)         (2,338)         (2,122)         (3,847)         (8,721)         (8,853)              (2)
    -------------   -------------   -------------   -------------   -------------   -------------    -------------
            1,777             333          (1,830)         14,985          13,518           5,953               (2)
    -------------   -------------   -------------   -------------   -------------   -------------    -------------
           38,279          36,741         157,929          61,116         809,765         115,117               81
          (45,474)        (41,709)       (163,492)        (60,196)       (821,558)       (119,861)             (87)
    -------------   -------------   -------------   -------------   -------------   -------------    -------------
           (7,195)         (4,968)         (5,563)            920         (11,793)         (4,744)              (6)
               --           9,428          10,595          25,632          62,481          55,781               --
            1,906         (50,564)        (21,313)       (103,245)       (133,705)         71,557             (843)
    -------------   -------------   -------------   -------------   -------------   -------------    -------------
           (5,289)        (46,104)        (16,281)        (76,693)        (83,017)        122,594             (849)
    -------------   -------------   -------------   -------------   -------------   -------------    -------------
    $      (3,512)  $     (45,771)  $     (18,111)  $     (61,708)  $     (69,499)  $     128,547    $        (851)
    =============   =============   =============   =============   =============   =============    =============

      FIDELITY VIP
       INVESTMENT
          GRADE         FIDELITY VIP
          BOND             MID-CAP
        (INITIAL          (INITIAL
         CLASS)            CLASS)
     ---------------   ---------------
         2002(e)           2002(e)
     ---------------------------------
      $          --     $          --
                 (2)               (1)
      -------------     -------------
                 (2)               (1)
      -------------     -------------
                 39                38
                (38)              (39)
      -------------     -------------
                  1                (1)
                 --                --
                 68              (216)
      -------------     -------------
                 69              (217)
      -------------     -------------
      $          67     $        (218)
      =============     =============

For the six months ended June 30, 2002,
and the years ended December 31, 2001, and December 31, 2000
(Unaudited)

                                                     JANUS ASPEN                                     JANUS ASPEN
                                                   SERIES BALANCED                             SERIES WORLDWIDE GROWTH
                                    ---------------------------------------------   ---------------------------------------------
                                        2002            2001            2000            2002            2001            2000
                                    ---------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................  $     112,622   $     283,403   $     242,823   $       1,305   $       1,424   $       1,169
  Mortality and expense risk
    charges.......................        (35,326)        (70,491)        (62,365)         (1,139)         (1,942)         (1,543)
                                    -------------   -------------   -------------   -------------   -------------   -------------
      Net investment income
        (loss)....................         77,296         212,912         180,458             166            (518)           (374)
                                    -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
    investments...................      1,261,769         412,353         373,515          15,209          20,025          75,502
  Cost of investments sold........     (1,100,748)       (350,150)       (284,436)        (30,482)        (34,183)        (68,951)
                                    -------------   -------------   -------------   -------------   -------------   -------------
      Net realized gain (loss) on
        investments...............        161,021          62,203          89,079         (15,273)        (14,158)          6,551
  Realized gain distribution
    received......................             --              --         763,919              --              --          21,352
  Change in unrealized
    appreciation (depreciation) on
    investments...................       (609,591)       (808,319)     (1,335,416)        (28,135)        (55,921)        (79,916)
                                    -------------   -------------   -------------   -------------   -------------   -------------
      Net gain (loss) on
        investments...............       (448,570)       (746,116)       (482,418)        (43,408)        (70,079)        (52,013)
                                    -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting
          from operations.........  $    (371,274)  $    (533,204)  $    (301,960)  $     (43,242)  $     (70,597)  $     (52,387)
                                    =============   =============   =============   =============   =============   =============

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d) For the period April 2002 (Commencement of Investments) through June 2002.
(e) For the period May 2002 (Commencement of Investments) through June 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

       MFS(R)
      UTILITIES                  MORGAN STANLEY UIF                    MORGAN STANLEY
       SERIES                  EMERGING MARKETS EQUITY              UIF U.S. REAL ESTATE
    -------------   ---------------------------------------------   --------------------
       2002(d)          2002            2001            2000              2002(d)
    ------------------------------------------------------------------------------------
    $       4,105   $          --   $          --   $          --      $          --
              (95)            (52)            (91)           (210)              (101)
    -------------   -------------   -------------   -------------      -------------
            4,010             (52)            (91)           (210)              (101)
    -------------   -------------   -------------   -------------      -------------
              600          10,163           8,340          15,676                606
             (657)        (10,069)        (13,022)        (20,837)              (612)
    -------------   -------------   -------------   -------------      -------------
              (57)             94          (4,682)         (5,161)                (6)
               --              --              --           3,940                 --
          (30,756)            584           5,078         (13,494)             1,524
    -------------   -------------   -------------   -------------      -------------
          (30,813)            678             396         (14,715)             1,518
    -------------   -------------   -------------   -------------      -------------
    $     (26,803)  $         626   $         305   $     (14,925)     $       1,417
    =============   =============   =============   =============      =============


                     T. ROWE PRICE
                     EQUITY INCOME
     ---------------------------------------------
         2002            2001           2000(a)
     ---------------------------------------------
     $       3,760   $       2,814   $       1,494
            (1,250)         (1,280)           (458)
     -------------   -------------   -------------
             2,510           1,534           1,036
     -------------   -------------   -------------
            21,773          38,556          54,673
           (20,924)        (33,832)        (51,598)
     -------------   -------------   -------------
               849           4,724           3,075
               311           3,568           4,673
           (49,869)         (8,643)          8,273
     -------------   -------------   -------------
           (48,709)           (351)         16,021
     -------------   -------------   -------------
     $     (46,199)  $       1,183   $      17,057
     =============   =============   =============

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002,
and the years ended December 31, 2001, and December 31, 2000
(Unaudited)


                                                                                MAINSTAY VP
                                                                                    BOND
                                                              ------------------------------------------------
                                                                  2002              2001              2000
                                                              ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................  $     (8,587)     $    108,940      $     28,826
   Net realized gain (loss) on investments..................        (3,205)             (239)             (870)
   Realized gain distribution received......................            --                --                --
   Change in unrealized appreciation (depreciation) on
     investments............................................        53,408            17,844            13,763
                                                              ------------      ------------      ------------
     Net increase (decrease) in net assets
       resulting from operations............................        41,616           126,545            41,719
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Payments received from policyowners......................       629,649            97,499            98,523
   Cost of insurance........................................       (55,839)          (59,266)          (11,762)
   Policyowners' surrenders.................................          (354)               --                --
   Net transfers from (to) Fixed Account....................            --                 4                --
   Transfers between Investment Divisions...................         1,972         1,896,472                --
   Policyowners' death benefits.............................       (14,629)               --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................       560,799         1,934,709            86,761
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (79)             (178)              (63)
                                                              ------------      ------------      ------------
       Increase (decrease) in net assets....................       602,336         2,061,076           128,417
NET ASSETS:
   Beginning of period......................................     2,564,162           503,086           374,669
                                                              ------------      ------------      ------------
   End of period............................................  $  3,166,498      $  2,564,162      $    503,086
                                                              ============      ============      ============


                                                                                MAINSTAY VP
                                                                                 GOVERNMENT
                                                              ------------------------------------------------
                                                                  2002              2001              2000
                                                              ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................  $     (1,729)     $     18,274      $        956
   Net realized gain (loss) on investments..................           334               578                11
   Realized gain distribution received......................            --                --                --
   Change in unrealized appreciation (depreciation) on
     investments............................................        19,336            (1,863)              833
                                                              ------------      ------------      ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        17,941            16,989             1,800
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Payments received from policyowners......................       134,025             2,381             4,164
   Cost of insurance........................................       (13,204)          (12,607)           (1,406)
   Policyowners' surrenders.................................           (86)               --                --
   Net transfers from (to) Fixed Account....................            --            19,898                --
   Transfers between Investment Divisions...................            --           463,582                --
   Policyowners' death benefits.............................        (3,550)               --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................       117,185           473,254             2,758
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (33)              (24)               (3)
                                                              ------------      ------------      ------------
       Increase (decrease) in net assets....................       135,093           490,219             4,555
NET ASSETS:
   Beginning of period......................................       508,664            18,445            13,890
                                                              ------------      ------------      ------------
   End of period............................................  $    643,757      $    508,664      $     18,445
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d) For the period April 2002 (Commencement of Investments) through June 2002.
(e) For the period May 2002 (Commencement of Investments) through June 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                   MAINSTAY VP                                  MAINSTAY VP
               CAPITAL APPRECIATION                           CASH MANAGEMENT
    ------------------------------------------   ------------------------------------------
        2002           2001           2000           2002           2001           2000
    ---------------------------------------------------------------------------------------
    $    (80,544)  $   (167,167)  $   (266,832)  $     12,493   $      3,301   $      3,683
        (155,299)      (196,888)        57,445             --             --             --
              --             --      2,492,571             22             --             --
      (4,567,908)    (7,643,995)    (6,613,986)             4              1             --
    ------------   ------------   ------------   ------------   ------------   ------------
      (4,803,751)    (8,008,050)    (4,330,802)        12,519          3,302          3,683
    ------------   ------------   ------------   ------------   ------------   ------------
         175,798        189,680        200,246         16,882         13,652         14,600
        (233,118)      (436,228)      (408,724)       (22,427)        (6,118)        (3,266)
              --         (3,945)            --             --             --             --
          11,774         18,275            814      3,911,954         65,248             --
              --             --        (43,118)            --             --             --
              --        (35,673)       (76,225)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         (45,546)      (267,891)      (327,007)     3,906,409         72,782         11,334
    ------------   ------------   ------------   ------------   ------------   ------------
           6,826          5,397         12,807            (11)            (5)            (6)
    ------------   ------------   ------------   ------------   ------------   ------------
      (4,842,471)    (8,270,544)    (4,645,002)     3,918,917         76,079         15,011
      25,467,418     33,737,962     38,382,964        153,036         76,957         61,946
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 20,624,947   $ 25,467,418   $ 33,737,962   $  4,071,953   $    153,036   $     76,957
    ============   ============   ============   ============   ============   ============


                    MAINSTAY VP
                    CONVERTIBLE
     ------------------------------------------
         2002           2001         2000(c)
     ------------------------------------------
     $         --   $         (1)  $         71
               --           (263)           (89)
               --             --             61
               --            281           (282)
     ------------   ------------   ------------
               --             17           (239)
     ------------   ------------   ------------
               --             --             --
               --         (1,801)          (955)
               --           (250)            --
               --             --          3,228
               --             --             --
               --             --             --
     ------------   ------------   ------------
               --         (2,051)         2,273
     ------------   ------------   ------------
               --             --             --
     ------------   ------------   ------------
               --         (2,034)         2,034
               --          2,034             --
     ------------   ------------   ------------
     $         --   $         --   $      2,034
     ============   ============   ============

                                                                MAINSTAY VP
                   MAINSTAY VP                                   HIGH YIELD
                  GROWTH EQUITY                                CORPORATE BOND
    ------------------------------------------   ------------------------------------------
        2002           2001           2000           2002           2001           2000
    ---------------------------------------------------------------------------------------
    $   (106,200)  $    (15,404)  $    (64,129)  $     (6,208)  $     61,213   $      9,655
        (162,007)      (533,787)       110,824        (10,392)       (10,010)       (16,546)
              --             --      3,611,754             --             --              5
      (3,989,642)    (6,566,641)    (5,297,014)       (23,349)       (45,437)        (2,743)
    ------------   ------------   ------------   ------------   ------------   ------------
      (4,257,849)    (7,115,832)    (1,638,565)       (39,949)         5,766         (9,629)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,188,676      1,580,041      1,582,335        484,147         57,013         62,556
        (340,852)      (640,448)      (580,299)       (39,887)       (21,471)       (10,133)
              --           (440)          (304)          (285)        (1,908)        (2,928)
           9,796         36,056         23,612        (31,361)       (28,534)       (53,796)
              --     (1,515,393)            --      1,100,177        463,582        (34,753)
              --        (40,280)       (77,791)        (3,598)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         857,620       (580,464)       947,553      1,509,193        468,682        (39,054)
    ------------   ------------   ------------   ------------   ------------   ------------
           6,920          5,207          9,030             58            (13)            12
    ------------   ------------   ------------   ------------   ------------   ------------
      (3,393,309)    (7,691,089)      (681,982)     1,469,302        474,435        (48,671)
      31,934,731     39,625,820     40,307,802        552,444         78,009        126,680
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 28,541,422   $ 31,934,731   $ 39,625,820   $  2,021,746   $    552,444   $     78,009
    ============   ============   ============   ============   ============   ============


                    MAINSTAY VP
                   INDEXED EQUITY
     ------------------------------------------
         2002           2001           2000
     ------------------------------------------
     $   (318,345)  $    300,392   $    242,960
         (339,479)      (543,101)       130,696
          270,694      1,019,562      2,128,739
      (12,924,276)   (15,233,466)   (15,022,320)
     ------------   ------------   ------------
      (13,311,406)   (14,456,613)   (12,519,925)
     ------------   ------------   ------------
        1,214,125      1,643,455      1,800,941
         (962,638)    (1,736,187)    (1,438,794)
           (7,071)        (6,298)        (2,780)
           (9,601)        50,795          9,906
               --     (1,458,521)         4,188
               --       (129,253)      (243,573)
     ------------   ------------   ------------
          234,815     (1,636,009)       129,888
     ------------   ------------   ------------
           21,151          2,486         30,721
     ------------   ------------   ------------
      (13,055,440)   (16,090,136)   (12,359,316)
       96,969,158    113,059,294    125,418,610
     ------------   ------------   ------------
     $ 83,913,718   $ 96,969,158   $113,059,294
     ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2002,
and the years ended December 31, 2001, and December 31, 2000
(Unaudited)


                                                                                MAINSTAY VP
                                                                            INTERNATIONAL EQUITY
                                                              ------------------------------------------------
                                                                  2002              2001              2000
                                                              ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................  $    (47,505)     $     94,920      $     (8,551)
   Net realized gain (loss) on investments..................       (41,059)         (179,803)           40,497
   Realized gain distribution received......................            --            43,972           937,980
   Change in unrealized appreciation (depreciation) on
     investments............................................       922,492        (2,373,860)       (4,758,034)
                                                              ------------      ------------      ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................       833,928        (2,414,771)       (3,788,108)
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Payments received from policyowners......................       151,621           308,965           313,209
   Cost of insurance........................................      (142,215)         (250,019)         (218,960)
   Policyowners' surrenders.................................            --              (170)             (111)
   Net transfers from (to) Fixed Account....................           569             2,297            13,457
   Transfers between Investment Divisions...................        (1,034)         (532,094)               --
   Policyowners' death benefits.............................            --           (17,638)          (32,592)
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................         8,941          (488,659)           75,003
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................          (958)            2,114             6,438
                                                              ------------      ------------      ------------
       Increase (decrease) in net assets....................       841,911        (2,901,316)       (3,706,667)
NET ASSETS:
   Beginning of period......................................    13,576,008        16,477,324        20,183,991
                                                              ------------      ------------      ------------
   End of period............................................  $ 14,417,919      $ 13,576,008      $ 16,477,324
                                                              ============      ============      ============

                                                                                MAINSTAY VP
                                                                               DREYFUS LARGE
                                                                               COMPANY VALUE
                                                              ------------------------------------------------
                                                                  2002              2001            2000(b)
                                                              ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................  $     (1,146)     $         68      $        567
   Net realized gain (loss) on investments..................          (790)              169             9,744
   Realized gain distribution received......................            --             8,186             5,261
   Change in unrealized appreciation (depreciation) on
     investments............................................       (40,015)          (25,063)            9,101
                                                              ------------      ------------      ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................       (41,951)          (16,640)           24,673
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Payments received from policyowners......................        34,130            30,461           236,216
   Cost of insurance........................................        (9,384)          (14,996)           (8,437)
   Policyowners' surrenders.................................       (11,067)               --                --
   Net transfers from (to) Fixed Account....................         7,631            20,422            72,120
   Transfers between Investment Divisions...................            --                --                --
   Policyowners' death benefits.............................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................        21,310            35,887           299,899
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................            60                (3)              (19)
                                                              ------------      ------------      ------------
       Increase (decrease) in net assets....................       (20,581)           19,244           324,553
NET ASSETS:
   Beginning of period......................................       343,797           324,553                --
                                                              ------------      ------------      ------------
   End of period............................................  $    323,216      $    343,797      $    324,553
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d) For the period April 2002 (Commencement of Investments) through June 2002.
(e) For the period May 2002 (Commencement of Investments) through June 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                 MAINSTAY VP
                                                                                                  AMERICAN
                   MAINSTAY VP                                  MAINSTAY VP                        CENTURY
                   TOTAL RETURN                                    VALUE                      INCOME AND GROWTH
    ------------------------------------------   ------------------------------------------   -----------------
        2002           2001           2000           2002           2001           2000            2002(e)
    -----------------------------------------------------------------------------------------------------------
    $     (2,846)  $     13,138   $      7,393   $        (69)  $        273   $        (47)    $         (1)
          (6,105)        (9,349)          (698)            20             29         (6,305)              --
              --          1,065         46,019             35            903             30               --
        (101,329)       (94,939)       (75,606)        (1,424)           (16)        (1,821)            (193)
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
        (110,280)       (90,085)       (22,892)        (1,438)         1,189         (8,143)            (194)
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
         290,033        290,756        290,757            129            259            504               --
         (15,099)       (28,211)       (25,358)        (1,206)          (798)          (627)              (6)
              --             --             --             --             --             --               --
              --             --             --          4,184         19,896            883            2,532
              --             --             --             --             --        (61,745)              --
              --             --             --             --             --             --               --
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
         274,934        262,545        265,399          3,107         19,357        (60,985)           2,526
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
             149             29             63              2             --              9               --
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
         164,803        172,489        242,570          1,671         20,546        (69,119)           2,332
         699,966        527,477        284,907         21,533            987         70,106               --
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
    $    864,769   $    699,966   $    527,477   $     23,204   $     21,533   $        987     $      2,332
    ============   ============   ============   ============   ============   ============     ============

                   MAINSTAY VP
                   EAGLE ASSET
                    MANAGEMENT                                 ALGER AMERICAN
                  GROWTH EQUITY                             SMALL CAPITALIZATION
    ------------------------------------------   ------------------------------------------
        2002           2001         2000(b)          2002           2001           2000
    ---------------------------------------------------------------------------------------
    $       (818)  $     (1,715)  $     (1,537)  $       (337)  $       (565)  $     (1,040)
          (8,203)        (7,527)        (7,742)       (16,470)       (35,400)       (47,087)
              --             --         32,092             --             --         55,354
         (36,740)       (40,180)       (57,948)         2,766         11,183        (61,609)
    ------------   ------------   ------------   ------------   ------------   ------------
         (45,761)       (49,422)       (35,135)       (14,041)       (24,782)       (54,382)
    ------------   ------------   ------------   ------------   ------------   ------------
          38,280         30,608        233,685         28,856         59,262         62,243
          (6,359)       (12,782)        (9,045)        (2,508)        (4,330)        (5,002)
          (8,403)          (226)            --             --         (1,040)        (3,286)
          12,857            510         75,206        (19,156)       (17,505)       (43,929)
              --             --             --             --             --         37,696
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
          36,375         18,110        299,846          7,192         36,387         47,722
    ------------   ------------   ------------   ------------   ------------   ------------
              70             11             66             23             18             94
    ------------   ------------   ------------   ------------   ------------   ------------
          (9,316)       (31,301)       264,777         (6,826)        11,623         (6,566)
         233,476        264,777             --        100,459         88,836         95,402
    ------------   ------------   ------------   ------------   ------------   ------------
    $    224,160   $    233,476   $    264,777   $     93,633   $    100,459   $     88,836
    ============   ============   ============   ============   ============   ============


                      CALVERT
                  SOCIAL BALANCED
     ------------------------------------------
         2002           2001           2000
     ------------------------------------------
     $        (37)  $      1,184   $        136
           (3,937)        (3,832)        (2,805)
               --            671          1,224
            3,509            543         (2,653)
     ------------   ------------   ------------
             (465)        (1,434)        (4,098)
     ------------   ------------   ------------
              205         24,023         25,977
           (1,737)        (3,558)        (3,113)
               --         (1,391)        (2,409)
          (26,258)       (21,444)       (49,024)
               --             --             --
               --             --             --
     ------------   ------------   ------------
          (27,790)        (2,370)       (28,569)
     ------------   ------------   ------------
                1             (3)            10
     ------------   ------------   ------------
          (28,254)        (3,807)       (32,657)
           36,399         40,206         72,863
     ------------   ------------   ------------
     $      8,145   $     36,399   $     40,206
     ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2002,
and the years ended December 31, 2001, and December 31, 2000
(Unaudited)

                                                            DREYFUS VIF                       FIDELITY
                                                             SMALL CAP                          VIP
                                                          (INITIAL SHARES)         CONTRAFUND(R) (INITIAL CLASS)
                                                          ----------------   ------------------------------------------
                                                              2002(e)            2002           2001           2000
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................    $        (1)     $      1,777   $        333   $     (1,830)
   Net realized gain (loss) on investments..............             --            (7,195)        (4,968)        (5,563)
   Realized gain distribution received..................             --                --          9,428         10,595
   Change in unrealized appreciation (depreciation) on
     investments........................................           (225)            1,906        (50,564)       (21,313)
                                                            -----------      ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations........................           (226)           (3,512)       (45,771)       (18,111)
                                                            -----------      ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................             --            52,274         64,345        262,846
   Cost of insurance....................................             (6)          (10,771)       (17,598)       (12,285)
   Policyowners' surrenders.............................             --            (9,740)          (878)        (3,092)
   Net transfers from (to) Fixed Account................          2,533            (4,482)        17,613         39,102
   Transfers between Investment Divisions...............             --                --             --             --
   Policyowners' death benefits.........................             --                --             --             --
                                                            -----------      ------------   ------------   ------------
     Net contributions and (withdrawals)................          2,527            27,281         63,482        286,571
                                                            -----------      ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................             --                 9             32             47
                                                            -----------      ------------   ------------   ------------
       Increase (decrease) in net assets................          2,301            23,778         17,743        268,507
NET ASSETS:
   Beginning of period..................................             --           369,475        351,732         83,225
                                                            -----------      ------------   ------------   ------------
   End of period........................................    $     2,301      $    393,253   $    369,475   $    351,732
                                                            ===========      ============   ============   ============

                                                                         JANUS ASPEN                      MFS(R)
                                                                            SERIES                      UTILITIES
                                                                       WORLDWIDE GROWTH                   SERIES
                                                          ------------------------------------------   ------------
                                                              2002           2001           2000         2002(d)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $        166   $       (518)  $       (374)  $      4,010
   Net realized gain (loss) on investments..............       (15,273)       (14,158)         6,551            (57)
   Realized gain distribution received..................            --             --         21,352             --
   Change in unrealized appreciation (depreciation) on
     investments........................................       (28,135)       (55,921)       (79,916)       (30,756)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
       from operations..................................       (43,242)       (70,597)       (52,387)       (26,803)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       105,047        103,480        213,628             --
   Cost of insurance....................................       (10,011)       (17,881)       (15,683)          (600)
   Policyowners' surrenders.............................        (3,814)          (146)          (113)            --
   Net transfers from (to) Fixed Account................         9,162          4,730         45,736        204,785
   Transfers between Investment Divisions...............          (938)            --          5,585             --
   Policyowners' death benefits.........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................        99,446         90,183        249,153        204,185
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................            70             53             79              8
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................        56,274         19,639        196,845        177,390
NET ASSETS:
   Beginning of period..................................       267,119        247,480         50,635             --
                                                          ------------   ------------   ------------   ------------
   End of period........................................  $    323,393   $    267,119   $    247,480   $    177,390
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d) For the period April 2002 (Commencement of Investments) through June 2002.
(e) For the period May 2002 (Commencement of Investments) through June 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                    FIDELITY VIP
                     FIDELITY                     FIDELITY VIP       INVESTMENT       FIDELITY VIP
                       VIP                           GROWTH          GRADE BOND          MID-CAP
          EQUITY-INCOME (INITIAL CLASS)          (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
    ------------------------------------------   ---------------   ---------------   ---------------
        2002           2001           2000           2002(e)           2002(e)           2002(e)
    ------------------------------------------------------------------------------------------------
    $     14,985   $     13,518   $      5,953    $         (2)     $         (2)     $         (1)
             920        (11,793)        (4,744)             (6)                1                (1)
          25,632         62,481         55,781              --                --                --
        (103,245)      (133,705)        71,557            (843)               68              (216)
    ------------   ------------   ------------    ------------      ------------      ------------
         (61,708)       (69,499)       128,547            (851)               67              (218)
    ------------   ------------   ------------    ------------      ------------      ------------
         250,741        446,081        451,237           4,151                --                --
         (24,156)       (58,473)       (55,904)            (81)              (39)              (38)
            (151)        (1,452)        (3,463)             --                --                --
         (26,593)        (3,428)       (52,164)          4,916             4,125             4,125
              --       (708,375)            --              --                --                --
          (6,968)            --             --              --                --                --
    ------------   ------------   ------------    ------------      ------------      ------------
         192,873       (325,647)       339,706           8,986             4,086             4,087
    ------------   ------------   ------------    ------------      ------------      ------------
             140             (7)           (83)             --                --                --
    ------------   ------------   ------------    ------------      ------------      ------------
         131,305       (395,153)       468,170           8,135             4,153             3,869
         961,617      1,356,770        888,600              --                --                --
    ------------   ------------   ------------    ------------      ------------      ------------
    $  1,092,922   $    961,617   $  1,356,770    $      8,135      $      4,153      $      3,869
    ============   ============   ============    ============      ============      ============


                    JANUS ASPEN
                       SERIES
                      BALANCED
     ------------------------------------------
         2002           2001           2000
     ------------------------------------------
     $     77,296   $    212,912   $    180,458
          161,021         62,203         89,079
               --             --        763,919
         (609,591)      (808,319)    (1,335,416)
     ------------   ------------   ------------
         (371,274)      (533,204)      (301,960)
     ------------   ------------   ------------
          422,616      1,281,992      1,479,686
         (134,904)      (265,046)      (207,121)
          (10,640)          (740)          (820)
           38,120         53,284         57,910
       (1,100,177)     1,390,747         92,146
          (17,657)       (89,257)            --
     ------------   ------------   ------------
         (802,642)     2,370,980      1,421,801
     ------------   ------------   ------------
              685            (54)           936
     ------------   ------------   ------------
       (1,173,231)     1,837,722      1,120,777
       10,999,397      9,161,675      8,040,898
     ------------   ------------   ------------
     $  9,826,166   $ 10,999,397   $  9,161,675
     ============   ============   ============

                  MORGAN STANLEY                    MORGAN STANLEY
                       UIF                          UIF U.S. REAL                     T. ROWE PRICE
             EMERGING MARKETS EQUITY                    ESTATE                        EQUITY INCOME
    ------------------------------------------   --------------------   ------------------------------------------
        2002           2001           2000             2002(d)              2002           2001         2000(a)
    --------------------------------------------------------------------------------------------------------------
    $        (52)  $        (91)  $       (210)      $      (101)       $      2,510   $      1,534   $      1,036
              94         (4,682)        (5,161)               (6)                849          4,724          3,075
              --             --          3,940                --                 311          3,568          4,673
             584          5,078        (13,494)            1,524             (49,869)        (8,643)         8,273
    ------------   ------------   ------------       -----------        ------------   ------------   ------------
             626            305        (14,925)            1,417             (46,199)         1,183         17,057
    ------------   ------------   ------------       -----------        ------------   ------------   ------------
             304          8,480          8,974                --             117,022         89,722        106,510
          (1,217)        (1,618)        (1,448)             (607)            (20,992)       (36,473)       (25,955)
              --           (383)          (899)               --                  --           (891)          (317)
          (8,901)         5,458        (13,133)          207,317             633,718          5,157         26,707
              --             --             --                --                  --             --             --
              --             --             --                --                  --             --             --
    ------------   ------------   ------------       -----------        ------------   ------------   ------------
          (9,814)        11,937         (6,506)          206,710             729,748         57,515        106,945
    ------------   ------------   ------------       -----------        ------------   ------------   ------------
              (2)            (5)            23                (2)                 42             (8)           (14)
    ------------   ------------   ------------       -----------        ------------   ------------   ------------
          (9,190)        12,237        (21,408)          208,125             683,591         58,690        123,988
          22,754         10,517         31,925                --             182,678        123,988             --
    ------------   ------------   ------------       -----------        ------------   ------------   ------------
    $     13,564   $     22,754   $     10,517       $   208,125        $    866,269   $    182,678   $    123,988
    ============   ============   ============       ===========        ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies ("CSVUL policies"), Corporate Executive Series Variable Universal Life policies ("CESVUL policies") and CorpExec VUL policies ("CESVUL2 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Morgan Stanley UIF Emerging Markets Equity, and T. Rowe Price Equity Income. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

The following Investment Divisions are available to CESVUL policyowners:
MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Mid Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth with Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity and T. Rowe Price Equity Income.

The following Investment Divisions are available to CESVUL2 policyowners:
MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap, Alger American Small Capitalization, American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Small Cap (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

(Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid-Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Fidelity VIP Value Strategies (Service Class 2), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Lord Abbett Mid-Cap Value, MFS(R) Investors Trust Series, MFS(R) New Discovery Series, MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity, Morgan Stanley UIF U.S. Real Estate, T. Rowe Price Equity Income, T. Rowe Price Limited Term Bond. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2002, the investments of CSVUL Separate Account-I are as follows:

                                            MAINSTAY VP          MAINSTAY VP
                       MAINSTAY VP            CAPITAL               CASH           MAINSTAY VP        MAINSTAY VP
                          BOND             APPRECIATION          MANAGEMENT        CONVERTIBLE         GOVERNMENT
                       --------------------------------------------------------------------------------------------
Number of shares.....        238                1,073                4,070                --                 60
Identified cost......    $ 3,124              $35,184              $ 4,075           $    --            $   627

                                                                 MAINSTAY VP       MAINSTAY VP
                                                                   DREYFUS         EAGLE ASSET           ALGER
                                            MAINSTAY VP             LARGE          MANAGEMENT           AMERICAN
                       MAINSTAY VP       AMERICAN CENTURY          COMPANY           GROWTH              SMALL
                          VALUE          INCOME AND GROWTH          VALUE            EQUITY          CAPITALIZATION
                       --------------------------------------------------------------------------------------------
Number of shares.....          2                   --                   35                22                  7
Identified cost......    $    25              $     3              $   380           $   359            $   122


                        FIDELITY
                           VIP
                       INVESTMENT            FIDELITY                              JANUS ASPEN
                       GRADE BOND               VIP              JANUS ASPEN         SERIES              MFS(R)
                        (INITIAL              MID-CAP              SERIES           WORLDWIDE          UTILITIES
                         CLASS)           (INITIAL CLASS)         BALANCED           GROWTH              SERIES
                       --------------------------------------------------------------------------------------------
Number of shares.....         --                   --                  456                13                 14
Identified cost......    $     4              $     4              $10,382           $   471            $   208

  Investment activity for the six months ended June 30, 2002, was as follows:

                                            MAINSTAY VP          MAINSTAY VP
                       MAINSTAY VP            CAPITAL               CASH           MAINSTAY VP        MAINSTAY VP
                          BOND             APPRECIATION          MANAGEMENT        CONVERTIBLE         GOVERNMENT
                       --------------------------------------------------------------------------------------------
Purchases............    $   633              $   176              $ 3,946           $    --            $   134
Proceeds from
  sales..............         80                  309                   24                --                 19

                                                                 MAINSTAY VP       MAINSTAY VP
                                                                   DREYFUS         EAGLE ASSET           ALGER
                                            MAINSTAY VP             LARGE          MANAGEMENT           AMERICAN
                       MAINSTAY VP       AMERICAN CENTURY          COMPANY           GROWTH              SMALL
                          VALUE          INCOME AND GROWTH          VALUE            EQUITY          CAPITALIZATION
                       --------------------------------------------------------------------------------------------
Purchases............    $     4              $     3              $    42           $    51            $    33
Proceeds from
  sales..............          1                   --                   22                16                 26


                        FIDELITY
                           VIP
                       INVESTMENT            FIDELITY                              JANUS ASPEN
                       GRADE BOND               VIP              JANUS ASPEN         SERIES              MFS(R)
                        (INITIAL              MID-CAP              SERIES           WORLDWIDE          UTILITIES
                         CLASS)           (INITIAL CLASS)         BALANCED           GROWTH              SERIES
                       --------------------------------------------------------------------------------------------
Purchases............    $     4              $     4              $   534           $   115            $   209
Proceeds from
  sales..............         --                   --                1,262                15                  1

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

    MAINSTAY VP    MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      GROWTH        HIGH YIELD         INDEXED        INTERNATIONAL       MAINSTAY VP
      EQUITY      CORPORATE BOND       EQUITY             EQUITY          TOTAL RETURN
    ------------------------------------------------------------------------------------
        1,639            250             4,205             1,348                 59
      $41,834        $ 2,110          $116,657           $16,735            $ 1,139


                      DREYFUS           FIDELITY           FIDELITY           FIDELITY
      CALVERT           VIF                VIP               VIP                VIP
      SOCIAL         SMALL-CAP        CONTRAFUND(R)     EQUITY-INCOME          GROWTH
     BALANCED     (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)    (INITIAL CLASS)
    --------------------------------------------------------------------------------------
            5               --                20                53                 --
      $     9          $     3          $    451           $ 1,215            $     9


     MORGAN STANLEY                                       T. ROWE
          UIF                   MORGAN STANLEY             PRICE
    EMERGING MARKETS               UIF U.S.               EQUITY
         EQUITY                  REAL ESTATE              INCOME
    -------------------------------------------------------------
              2                         16                     47
        $    13                    $   207                $   917

    MAINSTAY VP    MAINSTAY VP     MAINSTAY VP    MAINSTAY VP
      GROWTH        HIGH YIELD       INDEXED     INTERNATIONAL   MAINSTAY VP
      EQUITY      CORPORATE BOND     EQUITY         EQUITY       TOTAL RETURN
    -------------------------------------------------------------------------
      $ 1,187        $ 1,589         $ 1,474        $   151        $   288
          440             83           1,311            190             15


                      DREYFUS            FIDELITY          FIDELITY           FIDELITY
      CALVERT           VIF                VIP                VIP               VIP
      SOCIAL         SMALL-CAP        CONTRAFUND(R)      EQUITY-INCOME         GROWTH
     BALANCED     (INITIAL SHARES)   (INITIAL CLASS)    (INITIAL CLASS)   (INITIAL CLASS)
    --------------------------------------------------------------------------------------
      $    --         $     3            $    67            $   295           $     9
           28              --                 38                 61                --


     MORGAN STANLEY                                       T. ROWE
          UIF                   MORGAN STANLEY             PRICE
    EMERGING MARKETS               UIF U.S.               EQUITY
         EQUITY                  REAL ESTATE              INCOME
    -------------------------------------------------------------
        $    --                    $   207                $   755
             10                          1                     22

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums, (whether planned or unplanned), received for CSVUL, CESVUL and CESVUL2 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL policies, a sales expense charge is deducted to compensate NYLIAC for expenses associated with selling the policies. During the first 7 policy years, this charge is 8% of any premiums paid up to the Target Premium. During policy years 8-10, NYLIAC currently expects the charge to be 3% of any premium paid up to the Target Premium. Beginning in the 11th year, NYLIAC does not expect to deduct a sales expense charge from any premiums. A state premium tax of 2% is deducted from any premiums paid, up to the Target Premium in a policy year. The state premium tax is reduced to 1% on any premiums paid in excess of the Target Premium in a policy year. A federal tax charge of 1.25% is deducted from any premiums paid up to the Target Premium in a policy year. Once the Target Premium has been reached, deductions will no longer be made for federal taxes. The Target Premium is shown on the policy and is determined based on the face amount of the policy.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CESVUL and CESVUL2 policies, NYLIAC deducts a monthly contract charge of $7.50, $7.50 and $5.00, respectively, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount during the first 9 years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge is included with surrenders on the accompanying statement of changes in net assets.

CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL and CESVUL policies, these charges are made daily at an annual rate of .70% and .60%, respectively, of the daily net asset value of each Investment Division for policy years one through ten. For policy years eleven and later for CSVUL policies, it is expected that these charges will be reduced to an annual rate of .30% of the daily net asset value of each Investment Division. For policy years eleven through twenty for CESVUL policies, it is expected that these charges will be reduced to an annual rate of .20% of the daily net asset value of each Investment Division. For policy years twenty-one and later for CESVUL policies, it is expected that these charges will be reduced to an annual rate of .10% of the daily net asset value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily net asset value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2002, and the years ended December 31, 2001, and December 31, 2000 were as follows:


                                                    MAINSTAY VP             MAINSTAY VP
                                                       BOND            CAPITAL APPRECIATION
                                               ---------------------   ---------------------
                                               2002    2001    2000    2002    2001    2000
                                               ---------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................    51       8       9      18      17       14
Units redeemed on cost of insurance..........    (4)     (5)     (1)    (25)    (41)     (28)
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --       1       2       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --     160      --      --      --       (3)
Units redeemed on death benefits.............    (1)     --      --      --      (3)      (5)
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    46     163       8      (6)    (25)     (22)
Units outstanding, beginning of period.......   207      44      36    2,530   2,555   2,577
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............   253     207      44    2,524   2,530   2,555
                                               =====   =====   =====   =====   =====   =====
CESVUL POLICIES(d)
Units issued on payments received from
  policyowners...............................    --      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    --      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    --      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====
CESVUL2 POLICIES(e)
Units issued on payments received from
  policyowners...............................    --      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    --      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    --      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(e) For the period April 2002 (Commencement of Investments) through June 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


         MAINSTAY VP                                                               MAINSTAY VP             MAINSTAY VP
            CASH                  MAINSTAY VP              MAINSTAY VP               GROWTH                HIGH YIELD
         MANAGEMENT               CONVERTIBLE              GOVERNMENT                EQUITY              CORPORATE BOND
    ---------------------   -----------------------   ---------------------   ---------------------   ---------------------
    2002    2001    2000    2002    2001    2000(c)   2002    2001    2000    2002    2001    2000    2002    2001    2000
    -----------------------------------------------------------------------------------------------------------------------
      15      12      13      --      --        --      10      --       1     109     120     114      45       5        5
      (4)     (5)     (3)     --      --        --      (1)     (1)     --     (32)    (55)    (41)     (4)     (2)      (1)
      --      56      --      --      --        --      --      --      --      --      --       2      (3)     (3)       1
      --      --      --      --      --        --      --      39      --      --    (128)     --     101      44       (9)
      --      --      --      --      --        --      --      --      --      --      (3)     (6)     --      --       --
    -----   -----   -----   -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
      11      63      10      --      --        --       9      38       1      77     (66)     69     139      44       (4)
     131      68      58      --      --        --      40       2       1    2,851   2,917   2,848     52       8       12
    -----   -----   -----   -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
     142     131      68      --      --        --      49      40       2    2,928   2,851   2,917    191      52        8
    =====   =====   =====   =====   =====    =====    =====   =====   =====   =====   =====   =====   =====   =====   =====
      --      --      --      --      --        --      --      --      --       2       2      --      --      --       --
      (9)     --      --      --      --        --      --      --      --      --      --      --      --      --       --
     840      --      --      --      --        --      --       2      --       1       3      --      --      --       --
      --      --      --      --      --        --      --      --      --      --      --      --      --      --       --
      --      --      --      --      --        --      --      --      --      --      --      --      --      --       --
    -----   -----   -----   -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
     831      --      --      --      --        --      --       2      --       3       5      --      --      --       --
      --      --      --      --      --        --       2      --      --       5      --      --      --      --       --
    -----   -----   -----   -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
     831      --      --      --      --        --       2       2      --       8       5      --      --      --       --
    =====   =====   =====   =====   =====    =====    =====   =====   =====   =====   =====   =====   =====   =====   =====
      --      --      --      --      --        --      --      --      --      --      --      --      --      --       --
      (9)     --      --      --      --        --      --      --      --      --      --      --      --      --       --
    3,071     --      --      --      --        --      --      --      --      --      --      --       1      --       --
      --      --      --      --      --        --      --      --      --      --      --      --      --      --       --
      --      --      --      --      --        --      --      --      --      --      --      --      --      --       --
    -----   -----   -----   -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
    3,062     --      --      --      --        --      --      --      --      --      --      --       1      --       --
      --      --      --      --      --        --      --      --      --      --      --      --      --      --       --
    -----   -----   -----   -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
    3,062     --      --      --      --        --      --      --      --      --      --      --       1      --       --
    =====   =====   =====   =====   =====    =====    =====   =====   =====   =====   =====   =====   =====   =====   =====

--------------------------------------------------------------------------------


                                                    MAINSTAY VP             MAINSTAY VP
                                                      INDEXED              INTERNATIONAL
                                                      EQUITY                  EQUITY
                                               ---------------------   ---------------------
                                               2002    2001    2000    2002    2001    2000
                                               ---------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................   117     137     140      16      31       26
Units redeemed on cost of insurance..........   (96)   (160)   (111)    (15)    (26)     (19)
Units redeemed on surrenders.................    (1)     --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    (1)      5       4      --      --        1
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --    (131)     (4)     --     (55)      --
Units redeemed on death benefits.............    --     (11)    (19)     --      (2)      (3)
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    19    (160)     10       1     (52)       5
Units outstanding, beginning of period.......  9,161   9,321   9,311   1,444   1,496   1,491
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............  9,180   9,161   9,321   1,445   1,444   1,496
                                               =====   =====   =====   =====   =====   =====
CESVUL POLICIES(d)
Units issued on payments received from
  policyowners...............................    --      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    --      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    --      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====
CESVUL2 POLICIES(e)
Units issued on payments received from
  policyowners...............................    --      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    --      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    --      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(e) For the period April 2002 (Commencement of Investments) through June 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                    MAINSTAY VP         MAINSTAY VP               MAINSTAY VP
                                                     AMERICAN             DREYFUS                 EAGLE ASSET
                                                      CENTURY              LARGE                  MANAGEMENT
         MAINSTAY VP             MAINSTAY VP          INCOME              COMPANY                   GROWTH
        TOTAL RETURN                VALUE           AND GROWTH             VALUE                    EQUITY
    ---------------------   ---------------------   -----------   -----------------------   -----------------------
    2002    2001    2000    2002    2001    2000       2002       2002    2001    2000(b)   2002    2001    2000(b)
    ---------------------------------------------------------------------------------------------------------------
      34      30      28      --      --      --          --         3       2        23       5       4        26
      (2)     (3)     (2)     --      --      --          --        (1)     (1)       (1)     (1)     (2)       (1)
      --      --      --      --      --      --          --        (1)     --        --      (1)     --        --
      --      --      --      --      --      --          --         1      --         7       1      --         8
      --      --      --      --      --      (8)         --        --      --        --      --      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
    -----   -----   -----   -----   -----   -----      -----      -----   -----    -----    -----   -----    -----
      32      27      26      --      --      (8)         --         2       1        29       4       2        33
      80      53      27      --      --       8          --        30      29        --      35      33        --
    -----   -----   -----   -----   -----   -----      -----      -----   -----    -----    -----   -----    -----
     112      80      53      --      --      --          --        32      30        29      39      35        33
    =====   =====   =====   =====   =====   =====      =====      =====   =====    =====    =====   =====    =====
      --      --      --      --      --      --          --        --      --        --      --      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
      --      --      --      --       2      --          --        --       2        --      --      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
    -----   -----   -----   -----   -----   -----      -----      -----   -----    -----    -----   -----    -----
      --      --      --      --       2      --          --        --       2        --      --      --        --
      --      --      --       2      --      --          --         2      --        --      --      --        --
    -----   -----   -----   -----   -----   -----      -----      -----   -----    -----    -----   -----    -----
      --      --      --       2       2      --          --         2       2        --      --      --        --
    =====   =====   =====   =====   =====   =====      =====      =====   =====    =====    =====   =====    =====
      --      --      --      --      --      --          --        --      --        --      --      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
      --      --      --      --      --      --          --        --      --        --       1      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
    -----   -----   -----   -----   -----   -----      -----      -----   -----    -----    -----   -----    -----
      --      --      --      --      --      --          --        --      --        --       1      --        --
      --      --      --      --      --      --          --        --      --        --      --      --        --
    -----   -----   -----   -----   -----   -----      -----      -----   -----    -----    -----   -----    -----
      --      --      --      --      --      --          --        --      --        --       1      --        --
    =====   =====   =====   =====   =====   =====      =====      =====   =====    =====    =====   =====    =====

--------------------------------------------------------------------------------

                                                       ALGER
                                                     AMERICAN                 CALVERT
                                                       SMALL                  SOCIAL
                                                  CAPITALIZATION             BALANCED
                                               ---------------------   ---------------------
                                               2002    2001    2000    2002    2001    2000
                                               ---------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................     4       8       4      --       2        1
Units redeemed on cost of insurance..........    --      (1)     --      --      --       --
Units redeemed on surrenders.................    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    (3)     (2)     --      (2)     (2)      --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      (2)     --      --       (4)
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................     1       5       2      (2)     --       (3)
Units outstanding, beginning of period.......    13       8       6       3       3        6
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    14      13       8       1       3        3
                                               =====   =====   =====   =====   =====   =====
CESVUL POLICIES(d)
Units issued on payments received from
  policyowners...............................    --      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    --      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    --      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====
CESVUL2 POLICIES(e)
Units issued on payments received from
  policyowners...............................    --      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................    --      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    --      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(e) For the period April 2002 (Commencement of Investments) through June 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

        DREYFUS              FIDELITY                FIDELITY             FIDELITY        FIDELITY VIP        FIDELITY
          VIF                   VIP                     VIP                  VIP           INVESTMENT            VIP
       SMALL CAP           CONTRAFUND(R)           EQUITY-INCOME           GROWTH          GRADE BOND          MID-CAP
    (INITIAL SHARES)      (INITIAL CLASS)         (INITIAL CLASS)      (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
    ----------------   ---------------------   ---------------------   ---------------   ---------------   ---------------
          2002         2002    2001    2000    2002    2001    2000         2002              2002              2002
    ----------------------------------------------------------------------------------------------------------------------
            --            4       4      18      25      39      46            --                --                --
            --           (1)     (2)     (1)     (2)     (5)     (5)           --                --                --
            --           (1)     --      --      --      --      --            --                --                --
            --           (1)     (1)      5      (3)     (2)     --            --                --                --
            --           --      --      (2)     --     (64)     (5)           --                --                --
            --           --      --      --      (1)     --      --            --                --                --
         -----         -----   -----   -----   -----   -----   -----        -----             -----             -----
            --            1       1      20      19     (32)     36            --                --                --
            --           27      26       6      89     121      85            --                --                --
         -----         -----   -----   -----   -----   -----   -----        -----             -----             -----
            --           28      27      26     108      89     121            --                --                --
         =====         =====   =====   =====   =====   =====   =====        =====             =====             =====
            --            1       2      --      --      --      --            --                --                --
            --           --      --      --      --      --      --            --                --                --
            --            1       3      --      --       2      --            --                --                --
            --           --      --      --      --      --      --            --                --                --
            --           --      --      --      --      --      --            --                --                --
         -----         -----   -----   -----   -----   -----   -----        -----             -----             -----
            --            2       5      --      --       2      --            --                --                --
            --            5      --      --       2      --      --            --                --                --
         -----         -----   -----   -----   -----   -----   -----        -----             -----             -----
            --            7       5      --       2       2      --            --                --                --
         =====         =====   =====   =====   =====   =====   =====        =====             =====             =====
            --           --      --      --      --      --      --            --                --                --
            --           --      --      --      --      --      --            --                --                --
            --           --      --      --      --      --      --             1                --                --
            --           --      --      --      --      --      --            --                --                --
            --           --      --      --      --      --      --            --                --                --
         -----         -----   -----   -----   -----   -----   -----        -----             -----             -----
            --           --      --      --      --      --      --             1                --                --
            --           --      --      --      --      --      --            --                --                --
         -----         -----   -----   -----   -----   -----   -----        -----             -----             -----
            --           --      --      --      --      --      --             1                --                --
         =====         =====   =====   =====   =====   =====   =====        =====             =====             =====

--------------------------------------------------------------------------------

                                                                            JANUS ASPEN
                                                    JANUS ASPEN               SERIES
                                                      SERIES                 WORLDWIDE
                                                     BALANCED                 GROWTH
                                               ---------------------   ---------------------
                                               2002    2001    2000    2002    2001    2000
                                               ---------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................    30      91      96       9       7       13
Units redeemed on cost of insurance..........   (10)    (19)    (14)     (1)     (1)      (1)
Units redeemed on surrenders.................    (1)     --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................     1      --       5       1      --        2
Units issued (redeemed) on transfers between
  Investment Divisions.......................   (81)     99       5      --      --       --
Units redeemed on death benefits.............    (1)     (7)     --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................   (62)    164      92       9       6       14
Units outstanding, beginning of period.......   789     625     533      23      17        3
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............   727     789     625      32      23       17
                                               =====   =====   =====   =====   =====   =====
CESVUL POLICIES(D)
Units issued on payments received from
  policyowners...............................     2       1      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................     1       5      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................     3       6      --      --      --       --
Units outstanding, beginning of period.......     6      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............     9       6      --      --      --       --
                                               =====   =====   =====   =====   =====   =====
CESVUL2 POLICIES(E)
Units issued on payments received from
  policyowners...............................     1      --      --      --      --       --
Units redeemed on cost of insurance..........    --      --      --      --      --       --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................     1      --      --      --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      --      --      --      --       --
Units redeemed on death benefits.............    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................     2      --      --      --      --       --
Units outstanding, beginning of period.......    --      --      --      --      --       --
                                               -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............     2      --      --      --      --       --
                                               =====   =====   =====   =====   =====   =====

Not all Investment Divisions are available under all policies.
(a) For the period January 2000 (Commencement of Investments) through December 2000.
(b) For the period March 2000 (Commencement of Investments) through December 2000.
(c) For the period November 2000 (Commencement of Investments) through December 2000.
(d)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(e) For the period April 2002 (Commencement of Investments) through June 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        MORGAN STANLEY       MORGAN STANLEY           T.ROWE
        MFS(R)                UIF                 UIF                  PRICE
      UTILITIES        EMERGING MARKETS           U.S.                EQUITY
        SERIES              EQUITY            REAL ESTATE             INCOME
    --------------   ---------------------   --------------   -----------------------
         2002        2002    2001    2000         2002        2002    2001    2000(a)
    ---------------------------------------------------------------------------------
           --          --       1       1           --          10       8        11
           --          --      --      --           --          (2)     (3)       (3)
           --          --      --      --           --          --      --        --
           --          (1)      1      --           --          --      --         3
           --          --      --      (2)          --          --      --        --
           --          --      --      --           --          --      --        --
        -----        -----   -----   -----       -----        -----   -----    -----
           --          (1)      2      (1)          --           8       5        11
           --           3       1       2           --          16      11        --
        -----        -----   -----   -----       -----        -----   -----    -----
           --           2       3       1           --          24      16        11
        =====        =====   =====   =====       =====        =====   =====    =====
           --          --      --      --           --          --      --        --
           --          --      --      --           --          --      --        --
           --          --      --      --           --           1      --        --
           --          --      --      --           --          --      --        --
           --          --      --      --           --          --      --        --
        -----        -----   -----   -----       -----        -----   -----    -----
           --          --      --      --           --           1      --        --
           --          --      --      --           --          --      --        --
        -----        -----   -----   -----       -----        -----   -----    -----
           --          --      --      --           --           1      --        --
        =====        =====   =====   =====       =====        =====   =====    =====
           --          --      --      --           --          --      --        --
           --          --      --      --           --          --      --        --
           21          --      --      --           21          63      --        --
           --          --      --      --           --          --      --        --
           --          --      --      --           --          --      --        --
        -----        -----   -----   -----       -----        -----   -----    -----
           21          --      --      --           21          63      --        --
           --          --      --      --           --          --      --        --
        -----        -----   -----   -----       -----        -----   -----    -----
           21          --      --      --           21          63      --        --
        =====        =====   =====   =====       =====        =====   =====    =====

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2002, and December 31, 2001, 2000, 1999 and 1998:

                                                                                                 MAINSTAY VP
                                               MAINSTAY VP                                         CAPITAL
                                                   BOND                                         APPRECIATION
                               --------------------------------------------   -------------------------------------------------
                                2002      2001     2000     1999      1998     2002       2001       2000       1999      1998
                               ------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...................  $3,166    $2,564   $  503   $  375    $  295   $20,625    $25,467    $33,738    $38,383   $  350
Units Outstanding............     253       207       44       36        28     2,524      2,530      2,555      2,577       29
Unit Value...................  $12.54    $12.36   $11.39   $10.44    $10.68   $  8.17    $ 10.07    $ 13.20    $ 14.89   $11.96
Total Return.................     1.5%      8.5%     9.1%    (2.2%)     6.8%    (18.8%)    (23.7%)    (11.3%)     24.5%    19.6%
Ratio of Net Investment
 Income to Average Net
 Assets......................    (0.3%)     6.8%                                 (0.3%)     (0.6%)
CESVUL POLICIES (b)
Net Assets...................  $   --    $   --   $   --   $   --    $   --   $    --    $    --    $    --    $    --   $   --
Units Outstanding............      --        --       --       --        --        --         --         --         --       --
Unit Value...................  $   --    $   --   $   --   $   --    $   --   $    --    $    --    $    --    $    --   $   --
Total Return.................      --        --       --       --        --        --         --         --         --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................      --        --                                    --         --
CESVUL2 POLICIES (c)
Net Assets...................  $   --    $   --   $   --   $   --    $   --   $    --    $    --    $    --    $    --   $   --
Units Outstanding............      --        --       --       --        --        --         --         --         --       --
Unit Value...................  $   --    $   --   $   --   $   --    $   --   $    --    $    --    $    --    $    --   $   --
Total Return.................      --        --       --       --        --        --         --         --         --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................      --        --                                    --         --

                                                  MAINSTAY VP                                      MAINSTAY VP
                                                    GROWTH                                          HIGH YIELD
                                                    EQUITY                                        CORPORATE BOND
                               -------------------------------------------------   --------------------------------------------
                                2002       2001       2000       1999      1998     2002      2001     2000      1999     1998
                               ------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...................  $28,478    $31,888    $39,626    $40,308   $  416   $2,013    $  552   $   78    $  127   $    5
Units Outstanding............    2,928      2,851      2,917      2,848       38      191        52        8        12       --
Unit Value...................  $  9.73    $ 11.19    $ 13.59    $ 14.15   $10.97   $10.56    $10.59   $10.17    $10.88   $ 9.71
Total Return.................    (13.0%)    (17.7%)     (4.0%)     29.0%     9.7%    (0.3%)     4.1%    (6.5%)    12.0%    (2.9%)
Ratio of Net Investment
 Income to Average Net
 Assets......................     (0.3%)       --                                    (0.3%)    19.0%
CESVUL POLICIES (b)
Net Assets...................  $    63    $    46    $    --    $    --   $   --   $   --    $   --   $   --    $   --   $   --
Units Outstanding............        8          5         --         --       --       --        --       --        --       --
Unit Value...................  $  8.14    $  9.35    $    --    $    --   $   --   $   --    $   --   $   --    $   --   $   --
Total Return.................    (13.0%)     (6.5%)       --         --       --       --        --       --        --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................     (0.3%)      1.9%                                     --        --
CESVUL2 POLICIES (c)
Net Assets...................  $    --    $    --    $    --    $    --   $   --   $    9    $   --   $   --    $   --   $   --
Units Outstanding............       --         --         --         --       --        1        --       --        --       --
Unit Value...................  $    --    $    --    $    --    $    --   $   --   $ 9.46    $   --   $   --    $   --   $   --
Total Return.................       --         --         --         --       --     (5.4%)      --       --        --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................       --         --                                    (0.1%)      --

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                 MAINSTAY VP
                     CASH                         MAINSTAY VP                       MAINSTAY VP
                  MANAGEMENT                      CONVERTIBLE                        GOVERNMENT
    --------------------------------------   ---------------------   ------------------------------------------
     2002    2001    2000    1999    1998    2002    2001    2000     2002     2001     2000     1999     1998
    -----------------------------------------------------------------------------------------------------------
    $  166   $153    $ 77    $ 62    $ 48    $ --    $ --    $  2    $  625   $  490   $   18   $   14   $   10
       142    131      68      58      46      --      --      --        49       40        2        1        1
    $ 1.17   $1.17   $1.13   $1.08   $1.03   $ --    $ --    $9.32   $12.73   $12.35   $11.66   $10.47   $10.73
       0.4%   3.5%    4.6%    4.9%    3.0%     --     0.6%   (6.8%)     3.1%     5.9%    11.4%    (2.4%)    7.3%
       0.4%   2.8%                             --    (0.7%)            (0.3%)    6.5%
    $  835   $ --    $ --    $ --    $ --    $ --    $ --    $ --    $   19   $   19   $   --   $   --   $   --
       831     --      --      --      --      --      --      --         2        2       --       --       --
    $ 1.00   $ --    $ --    $ --    $ --    $ --    $ --    $ --    $10.11   $ 9.81   $   --   $   --   $   --
       0.4%    --      --      --      --      --      --      --       3.1%    (1.9%)     --       --       --
       0.5%    --                              --      --              (0.2%)   22.1%
    $3,071   $ --    $ --    $ --    $ --    $ --    $ --    $ --    $   --   $   --   $   --   $   --   $   --
     3,062     --      --      --      --      --      --      --        --       --       --       --       --
    $ 1.00   $ --    $ --    $ --    $ --    $ --    $ --    $ --    $   --   $   --   $   --   $   --   $   --
       0.3%    --      --      --      --      --      --      --        --       --       --       --       --
       0.6%    --                              --      --                --       --

                      MAINSTAY VP                                       MAINSTAY VP
                        INDEXED                                        INTERNATIONAL
                         EQUITY                                            EQUITY
    ------------------------------------------------   ----------------------------------------------
     2002      2001       2000       1999      1998     2002      2001      2000      1999      1998
    -------------------------------------------------------------------------------------------------
    $83,911   $96,969   $113,059   $125,419   $  812   $14,418   $13,576   $16,477   $20,184   $  462
      9,180     9,161      9,321      9,311       72     1,445     1,444     1,496     1,491       43
    $  9.14   $ 10.59   $  12.13   $  13.47   $11.24   $  9.98   $  9.40   $ 11.01   $ 13.53   $10.64
      (13.7%)   (12.7%)     (9.9%)     19.8%    12.4%      6.1%    (14.6%)   (18.6%)    27.2%     6.4%
       (0.3%)     0.3%                                    (0.3%)     0.7%
    $    --   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $   --
         --        --         --         --       --        --        --        --        --       --
    $    --   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $   --
         --        --         --         --       --        --        --        --        --       --
         --        --                                       --        --
    $     2   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $   --
         --        --         --         --       --        --        --        --        --       --
    $  9.10   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $   --
       (9.0%)      --         --         --       --        --        --        --        --       --
       (0.1%)      --                                       --        --


               MAINSTAY VP
               TOTAL RETURN
     --------------------------------
      2002     2001    2000     1999
     --------------------------------
     $  865   $  700   $527    $  285
        112       80     53        27
     $ 7.71   $ 8.75   $9.87   $10.39
     ( 11.9%)  (11.3%) (5.0%)     3.9%
       (0.3%)    1.9%
     $   --   $   --   $ --    $   --
         --       --     --        --
     $   --   $   --   $ --    $   --
         --       --     --        --
         --       --
     $   --   $   --   $ --    $   --
         --       --     --        --
     $   --   $   --   $ --    $   --
         --       --     --        --
         --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                           MAINSTAY VP
                                                     MAINSTAY VP                        AMERICAN CENTURY
                                                        VALUE                           INCOME AND GROWTH
                                 ----------------------------------------------------   -----------------
                                   2002       2001       2000       1999       1998           2002
                                 ------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $      1   $      1   $      1   $     70   $    257       $     --
Units Outstanding..............        --         --         --          8         --             --
Unit Value.....................  $   9.23   $   9.88   $   9.92   $   8.85   $   8.20       $     --
Total Return...................      (6.6%)     (0.4%)     12.1%       7.9%     (18.0%)           --
Ratio of Net Investment Income
 to Average Net Assets.........      (0.3%)      0.6%                                             --
CESVUL POLICIES (b)
Net Assets.....................  $     22   $     21   $     --   $     --   $     --       $     --
Units Outstanding..............         2          2         --         --         --             --
Unit Value.....................  $   9.92   $  10.61   $     --   $     --   $     --       $     --
Total Return...................      (6.6%)      6.1%        --         --         --             --
Ratio of Net Investment Income
 to Average Net Assets.........      (0.3%)      7.6%                                             --
CESVUL2 POLICIES (c)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --       $      2
Units Outstanding..............        --         --         --         --         --             --
Unit Value.....................  $     --   $     --   $     --   $     --   $     --       $   9.23
Total Return...................        --         --         --         --         --           (7.7%)
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                                            (0.1%)

                                                       CALVERT                             DREYFUS VIF
                                                        SOCIAL                              SMALL CAP
                                                       BALANCED                         (INITIAL SHARES)
                                 ----------------------------------------------------   -----------------
                                   2002       2001       2000       1999       1998           2002
                                 ------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $      8   $     36   $     40   $     73   $      2       $     --
Units Outstanding..............         1          3          3          6         --             --
Unit Value.....................  $   9.78   $  10.65   $  11.53   $  11.98   $  10.75       $     --
Total Return...................      (8.2%)     (7.6%)     (3.8%)     11.4%       7.5%            --
Ratio of Net Investment Income
 to Average Net Assets.........      (0.3%)      4.3%                                             --
CESVUL POLICIES (b)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --       $     --
Units Outstanding..............        --         --         --         --         --             --
Unit Value.....................  $     --   $     --   $     --   $     --   $     --       $     --
Total Return...................        --         --         --         --         --             --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                                              --
CESVUL2 POLICIES (c)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --       $      2
Units Outstanding..............        --         --         --         --         --             --
Unit Value.....................  $     --   $     --   $     --   $     --   $     --       $   9.11
Total Return...................        --         --         --         --         --           (8.9%)
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                                            (0.1%)

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

          MAINSTAY VP                MAINSTAY VP                            ALGER
         DREYFUS LARGE               EAGLE ASSET                           AMERICAN
            COMPANY                   MANAGEMENT                            SMALL
             VALUE                  GROWTH EQUITY                       CAPITALIZATION
    ------------------------   ------------------------   ------------------------------------------
     2002     2001     2000     2002     2001     2000     2002     2001     2000     1999     1998
    ------------------------------------------------------------------------------------------------
    $  306   $  323   $  325   $  212   $  233   $  265   $   94   $  100   $   89   $   95   $    6
        32       30       29       39       35       33       14       13        8        6        1
    $ 9.43   $10.68   $11.26   $ 5.42   $ 6.58   $ 7.95   $ 6.59   $ 7.71   $11.02   $15.24   $10.70
     (11.7%)   (5.2%)   12.6%   (17.7%)  (17.2%)  (20.5%)  (14.6%)  (30.0%)  (27.7%)   42.4%     7.0%
      (0.3%)     --              (0.3%)   (0.7%)            (0.3%)   (0.7%)
    $   18   $   21   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
         2        2       --       --       --       --       --       --       --       --       --
    $ 9.48   $10.73   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
     (11.7%)    7.3%      --       --       --       --       --       --       --       --       --
      (0.3%)    3.5%               --       --                --       --
    $   --   $   --   $   --   $   12   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        1       --       --       --       --       --       --       --
    $   --   $   --   $   --   $ 9.09   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --     (9.1%)     --       --       --       --       --       --       --
        --       --              (0.1%)     --                --       --

                     FIDELITY                                    FIDELITY
                       VIP                                          VIP
          CONTRAFUND(R) (INITIAL CLASS)                EQUITY-INCOME (INITIAL CLASS)
    ------------------------------------------   -----------------------------------------
     2002     2001     2000     1999     1998     2002     2001     2000     1999    1998
    --------------------------------------------------------------------------------------
    $  324   $  323   $  352   $   83   $   18   $1,074   $  941   $1,357   $  889   $386
        28       27       26        6        2      108       89      121       85     39
    $11.59   $11.72   $13.45   $14.51   $11.76   $ 9.92   $10.61   $11.24   $10.44   $9.89
      (1.1%)  (12.9%)   (7.3%)   23.4%    17.6%    (6.5%)   (5.6%)    7.7%     5.6%  (1.1%)
       0.5%     0.1%                                1.3%     1.1%
    $   70   $   46   $   --   $   --   $   --   $   19   $   21   $   --   $   --   $ --
         7        5       --       --       --        2        2       --       --     --
    $ 9.54   $ 9.65   $   --   $   --   $   --   $10.00   $10.69   $   --   $   --   $ --
      (1.1%)   (3.5%)     --       --       --     (6.4%)    6.9%      --       --     --
       0.5%    (0.6%)                               1.3%    (0.6%)
    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --
        --       --       --       --       --       --       --       --       --     --
    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --
        --       --       --       --       --       --       --       --       --     --
        --       --                                  --       --

                        FIDELITY VIP
      FIDELITY VIP       INVESTMENT       FIDELITY VIP
         GROWTH          GRADE BOND          MID-CAP
     (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
     ---------------   ---------------   ---------------
          2002              2002              2002
     ---------------------------------------------------
         $   --            $   --             $  --
             --                --                --
         $   --            $   --             $  --
             --                --                --
             --                --                --
         $   --            $   --             $  --
             --                --                --
         $   --            $   --             $  --
             --                --                --
             --                --                --
         $    8            $    4             $   4
              1                --                --
         $ 8.79            $10.16             $9.47
          (12.1%)             1.6%             (5.3%)
           (0.1%)            (0.1%)            (0.1%)

                                        44
                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                           JANUS ASPEN
                                              JANUS ASPEN                                     SERIES
                                                SERIES                                      WORLDWIDE
                                               BALANCED                                       GROWTH
                              -------------------------------------------   ------------------------------------------
                               2002     2001      2000     1999     1998     2002     2001     2000     1999     1998
                              ----------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................  $9,729   $10,940   $9,162   $8,041   $5,467   $  322   $  267   $  247   $   51   $   --
Units Outstanding...........     727       789      625      533      456       32       23       17        3       --
Unit Value..................  $13.38   $ 13.87   $14.65   $15.10   $11.99   $ 9.91   $11.43   $14.84   $17.72   $10.85
Total Return................    (3.5%)    (5.3%)   (3.0%)   25.9%    19.9%   (13.3%)  (23.0%)  (16.3%)   63.3%     8.5%
Ratio of Net Investment
 Income to Average Net
 Assets.....................     0.8%      2.1%                                 --     (0.2%)
CESVUL POLICIES (b)
Net Assets..................  $   82   $    59   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding...........       9         6       --       --       --       --       --       --       --       --
Unit Value..................  $ 9.48   $  9.82   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
Total Return................    (3.5%)    (1.8%)     --       --       --       --       --       --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets.....................     1.1%      5.9%                                 --       --
CESVUL2 POLICIES (c)
Net Assets..................  $   15   $    --   $   --   $   --   $   --   $    2   $   --   $   --   $   --   $   --
Units Outstanding...........       2        --       --       --       --       --       --       --       --       --
Unit Value..................  $ 9.65   $    --   $   --   $   --   $   --   $ 9.24   $   --   $   --   $   --   $   --
Total Return................    (3.5%)      --       --       --       --     (7.6%)     --       --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets.....................     4.7%       --                                 1.1%      --

Annualized percentages are shown for Total Return and Ratio of Net
Investment Income to Average Net Assets for all investment divisions in all periods.
Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                             MORGAN STANLEY
     MFS(R)                        UIF                      MORGAN STANLEY
    UTILITIES               EMERGING MARKETS                   UIF U.S.              T. ROWE PRICE
     SERIES                      EQUITY                      REAL ESTATE             EQUITY INCOME
    ---------   -----------------------------------------   --------------   ------------------------------
      2002        2002       2001       2000       1999          2002          2002       2001       2000
    -------------------------------------------------------------------------------------------------------
    $     --    $     14   $     23   $     11   $     32      $     --      $    270   $    183   $    124
          --           2          3          1          2            --            24         16         11
    $     --    $   7.97   $   7.80   $   8.39   $  13.91      $     --      $  11.04   $  11.50   $  11.41
          --         2.2%      (7.0%)    (39.7%)     39.1%           --          (4.0%)      0.8%      14.1%
          --        (0.3%)     (0.7%)                                --           0.3%       0.8%
    $     --    $     --   $     --   $     --   $     --      $     --      $      9   $     --   $     --
          --          --         --         --         --            --             1         --         --
    $     --    $     --   $     --   $     --   $     --      $     --      $   9.85   $     --   $     --
          --          --         --         --         --            --          (1.5%)       --         --
          --          --         --                                  --           0.4%        --
    $    177    $     --   $     --   $     --   $     --      $    208      $    588   $     --   $     --
          21          --         --         --         --            21            63         --         --
    $   8.52    $     --   $     --   $     --   $     --      $  10.06      $   9.32   $     --   $     --
       (14.8%)        --         --         --         --           0.6%         (6.8%)       --         --
         5.3%         --         --                                (0.1%)         0.7%        --

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                                        46

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

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                                        48

LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

By now, the entire investing public is well aware of the volatility the market has endured during the first six months of 2002. A non-stop wave of factors -- mostly negative -- have influenced the stock and bond markets, including Middle East tensions, Wall Street investigations, insider-trading allegations, and corporate accounting irregularities. During this period, the Federal Reserve left the federal funds rate unchanged at 1.75%, allowing positive total returns for most debt markets. However, the equity markets, after posting flat overall results for the first quarter, resumed their slide, which began in late 2000.

During the first half of 2002, inflation remained modest. Real gross domestic product (GDP) rose 5% in the first quarter of 2002, and advance estimates suggest that real GDP remained strong in the second quarter as well. Although historically stocks have tended to rise when the economy begins to recover, this time, a rally could not be sustained. High unemployment, negative earnings announcements, and other market factors countered expectations about a recovery. In general, many investors appeared to believe that stocks remained overpriced, despite an extended correction.

Short-term market setbacks seldom pose a real concern for long-term investors. However, given the long duration of the recent downturn, some investors are taking time to reconsider their investment approach. Many have turned to diversification -- a strategy long advocated by New York Life Investment Management LLC to help manage risk. We have always believed that the consistent application of defined investment strategies over time is a sound way to pursue long term investment goals. Aside from minor adjustments, investors seemed to be adhering to the time-tested principles that have guided their portfolios for years.

Each of the MainStay VP Series Fund, Inc. Portfolios (the "Portfolios") follows a strict investment process that is appropriate to its objective and does not change when the markets move or the economy shifts. In this way, we seek to help investors pursue their long-range goals without market timing or style "drift." While no one is sure how the economy and markets will fare over the short term, you can take comfort in our consistent and long-term investment process.

The report that follows explains the management decisions and market factors that affected the Portfolios over the six-month period ending June 30, 2002. If you have any questions about the report, contact your Registered Representative, who will be pleased to assist you in any way he or she can.

Sincerely,

/s/ Gary E. Wendlandt

Gary E. Wendlandt
Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

July 2002

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                             DEFINITION OF INDICES

THE INFORMATION BELOW IS AN EXPLANATION OF THE VARIOUS INDICES AND REFERENCES COMMONLY CITED THROUGHOUT THE PORTFOLIO MANAGER COMMENTARIES (PAGES M-4 THROUGH M-40) IMMEDIATELY FOLLOWING THIS SECTION. PLEASE USE THIS AS A REFERENCE.

PLEASE NOTE THAT AN INVESTMENT CANNOT BE MADE DIRECTLY INTO AN INDEX OR AVERAGE.

Securities in the Portfolio will not precisely match those in the Index, and so, performance of the Portfolio will differ.

CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX generally includes 250-300 issues. Convertibles must have a minimum issue size of $50 million; bonds and preferreds must be rated B- or better by S&P; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B- or higher by S&P, and have an issue size greater than $100 million.

CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes.

DOW JONES INDUSTRIAL AVERAGE (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms.

iMONEYNET FIRST TIER RETAIL FUND AVERAGE includes only retail funds that are not holding any second-tier securities. Portfolio holdings of first-tier funds include U.S. Treasury securities, U.S. repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating-rate notes, and asset-backed commercial paper. Returns reflect reinvestment of all dividends and capital gains.

INSTITUTE FOR SUPPLY MANAGEMENT INDEX tracks orders, production and employment in the manufacturing sector. The monthly index is based on data compiled from monthly replies to questions asked of purchasing and supply executives in over 400 industrial companies.

LEHMAN BROTHERS GOVERNMENT BOND INDEX is an unmanaged index comprised of U.S. Government and Agency issues as well as investment-grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR
EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of April 2002 the MSCI EAFE INDEX consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI WORLD INDEX consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

NASDAQ(R) COMPOSITE INDEX is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by the total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies of the Russell 1000(R) Index. The Index does not reflect fees or expenses.
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RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses. Results assume the reinvestment of all income and capital gains distributions.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2500(R) GROWTH INDEX measures the performance of those Russell 2500(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(R) measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

S&P/BARRA VALUE INDEX is an unmanaged capitalization-weighted index of all stocks in the S&P 500(R) Index that have low price to book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500(R) Index is in the S&P/Barra Value Index.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX(R) AND S&P 500(R) are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.

TOTAL RETURN COMPOSITE INDEX is comprised of the Russell 1000(R) Growth Index and the Lehman Brothers(R) Aggregate Bond Index, weighted 60%/40%, respectively. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. Lehman Brothers Aggregate Bond Index includes the following other Lehman Brothers indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade, have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $150 million. All of the indexes mentioned are unmanaged and total returns reflect the reinvestment of all income and capital gain distributions.

UNIVERSITY OF MICHIGAN CONSUMER SENTIMENT INDEX is a survey of consumer attitudes concerning both the present situation as well as expectations regarding economic conditions. The survey is conducted by the Consumer Surveys Division of the University of Michigan Institute for Social Research. Five hundred consumers are surveyed each month. The level of consumer sentiment is considered to be directly related to the strength of consumer spending.

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MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The Federal Reserve Bank's easing cycle came to a close in the first half of 2002. In March, the Fed changed its economic assessment to neutral from one of weakness, indicating it believes the risks are equally balanced between weakness in the economy and the potential for inflation to accelerate. The last rate cut was December of last year, when both the federal funds target and the discount rates were cut by 25 basis points(1) to 1.75% and 1.25%, respectively.

The U.S. economy was surprisingly strong in the first quarter. Real gross domestic product expanded by 5% as consumer spending remained firm. Expectations are that growth will slow meaningfully from the level of the first quarter, with full year estimates averaging approximately 3%. The expectation that growth will slow for the balance of the year has pushed out investors' expectation of a rate hike until 2003. Early in 2002, the federal funds futures contract had been anticipating rate hikes totaling about 50 to 75 basis points this year. Currently, federal funds futures are pricing in a 50% probability of a tightening of monetary policy in January of 2003. We expect the Fed to exercise patience and not raise rates until an economic recovery is viewed to be sustainable.

PERFORMANCE/MARKET REVIEW
The MainStay VP Bond Portfolio did not escape the tumultuous events of the public fixed-income market in the first half of 2002. Specifically, the corporate bond market suffered from a lack of confidence resulting from the massive credit degradation occurring during the period. The number of companies falling from the investment grade indices to non-investment grade reached previously unheard of proportions in terms of both nominal dollars and the percent of outstanding corporate debt. From January through June in excess of $75 billion of corporate debt was downgraded by the major credit rating agencies to non-investment grade. This accounted for approximately 4.5% of corporate debt in the major indices.

For the six months ended June 30, 2002 the MainStay VP Bond Portfolio had a return of 1.80%. This was lower than the average portfolio in the Lipper* peer group (Corporate Debt A Rated), which returned 2.77%. This underperformance was directly attributable to the portfolio allocation given to corporate bonds. During the first half of this year, corporate bond returns were well below Treasury, agency, and mortgage debt.

PORTFOLIO STRATEGY
Our focus will be on investing the Portfolio's assets in a combination of interest rate products including Treasuries, U.S. agencies, mortgage-backed securities, and corporate bonds. Within the corporate bond sector we will look to invest in investment grade companies that are available at attractive levels.

LOOKING AHEAD
Our expectation is that interest rate movement will follow the sentiment of the equity market while investors sort out the risk/reward profile of the various asset classes. At this juncture, we believe that inflation does not appear to be a serious risk. Mortgage-backed securities appear to be fairly priced relative to agencies. However, they could be vulnerable to a curve flattening.

The corporate bond market has clearly seen healthier days. The market is searching, though not too hard, for signs that the worst is behind us. We remain concerned that risk wary markets will restrict the flow of capital further. In addition, we continue to search for the future problem credits as well as those that have been unfairly tainted.

Albert R. Corapi, Jr.
Donald F. Serek
Portfolio Managers
New York Life Investment Management LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

*Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

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MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

MARKET OVERVIEW
Real gross domestic product (GDP) rose 5% in the first quarter of 2002, inventory investment increased, and consumer spending remained resilient. Despite these positive economic forces, however, a growing crisis of confidence in corporate accounting and governance overshadowed the market, causing equity prices in general to decline over the first half of the year.

In the wake of the Enron/Arthur Anderson scandal, several companies came under scrutiny for aggressive accounting practices. A rash of earnings disappointments, corporate scandals, bankruptcies, and Wall Street conflict-of-interest investigations reached a crescendo when WorldCom announced a $3.8 billion earnings restatement. The ensuing wave of cynicism that swept the market turned many investors away from stocks entirely.

Meanwhile, tensions were mounting in the Middle East and South Asia, the war on terrorism was moving the United States into deficit spending, and homeland security remained at best an elusive goal. Geopolitical unrest and investor dissatisfaction gave a pessimistic tone to the equity markets, with large-capitalization stocks recording double-digit negative returns for the first half of 2002.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Capital Appreciation Portfolio returned -18.56%. The Portfolio outperformed the -18.86% return for the average Lipper* Variable Products Large-Cap Growth Portfolio over the same period. It underperformed the -13.16% return of the S&P 500(R) Index* for the first six months of 2002.

STRATEGIC POSITIONING
The Portfolio continued to reduce its technology holdings as business spending on technology remained weak and the outlook for the remainder of the year is unclear. The move proved beneficial for performance, since technology was the worst performing sector during the first half of 2002. During the reporting period, we added to the Portfolio's holdings in consumer cyclicals and consumer staples, to benefit from continued strength in consumer spending. We also shifted the Portfolio's health care holdings from a product to a service orientation, increasing existing positions and establishing new ones for the Portfolio.

STRONG AND WEAK PERFORMERS
General Dynamics is a defense contractor that has benefited from the increased defense budget. The company has a top-notch management team and has consistently increased revenues and earnings. The stock price increased by more than 33% over the reporting period.(1)

UnitedHealth Group, the Portfolio's largest holding, benefited from strong enrollment growth, double-digit price increases, and good cost containment. The company has consistently raised earnings estimates, which has helped the price increase almost 30% over the six months ended June 30, 2002.

Bank of America has successfully shed non-core businesses, improved its credit quality, increased margins, and held down costs to meet earnings expectations. The Portfolio's shares returned about 10% over the reporting period.

Perhaps the Portfolio's worst-performing stock was Tyco International. The company was devastated by allegations of accounting irregularities and misdeeds. Although Tyco International was once our largest holding, during the reporting period we steadily eliminated the stock from the Portfolio, incurring losses along the way.

Omnicom was also surrounded by controversy, especially when a June 2002 article in The Wall Street Journal accused the company of aggressive accounting and two of the company's directors resigned. We have substantially reduced our position in Omnicom, even though the company remains one of the world's premier advertising agencies.

Intel also underperformed during the reporting period, hindered by weak semiconductor sales, as technology stocks in general continued to flounder. Although visibility is currently poor, Intel still commands a market leadership position.

SIGNIFICANT PURCHASES AND SALES
During the first six months of 2002, the Portfolio established new positions in health services provider WellPoint Health Networks, hospital owner-operator Tenet Healthcare, retailer TJX, multibank holding

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company Fifth Third Bancorp and drug chain Walgreen. All of these new holdings contributed positively to the Portfolio's overall performance. New purchases that detracted from performance included financial firms State Street and Morgan Stanley; semiconductor suppliers Applied Materials, KLA-Tencor, and Xilinx; and diversified health care product company Johnson & Johnson.

In the first half of the year, the Portfolio sold stocks in all sectors, most with a positive impact in light of the general decline in the market. The largest sales included Tyco International, General Electric, Electronic Data Systems, Sun Microsystems, Abbott Labs, AOL Time Warner, and Safeway. Subsequent declines in each of these stocks showed the prudence of the Portfolio's sales.

SECTOR WEIGHTINGS
The Portfolio uses a bottom-up, stock-by-stock selection process. Allocations to specific sectors result entirely from the Portfolio's individual stock selections and not from top-down sector evaluations. As of June 30, 2002, our bottom-up selection process resulted in the Portfolio being overweighted relative to the S&P 500(R) Index in health care services, particularly among companies with strong fundamentals, growing enrollments, and favorable pricing. The Portfolio was also overweighted in consumer cyclicals, led by solid names such as Harley-Davidson, Kohl's, Bed Bath & Beyond, and Lowe's.

The Portfolio's growth orientation typically prevents it from participating in the energy sector, which detracted from performance as energy stocks advanced on strong oil and gas prices. As of June 30, 2002, the Portfolio was also underweighted in financials, largely as a result of our inability to find attractively priced growth companies, given the market sensitivity of most financial stocks. The Portfolio has not invested in telecommunications stocks for several years, and our underweighted position had a positive impact on performance when WorldCom's setbacks caused telecom stocks in general to severely underperform.

LOOKING AHEAD
The likelihood of a market upturn in the second half of the year will depend largely on the pace at which investor confidence can be restored. The investment community also needs solid confirmation that the U.S. economy can remain in recovery mode -- to quell concerns over the possibility of a "double dip" recession. Although it appears unlikely that the Federal Reserve will raise interest rates anytime soon, the central bank's outlook will continue to influence stock prices. While the threat of terrorism is difficult to price into the stock market, there is no question that it will remain an ongoing concern.

Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital. Dividend income, if any, will remain an incidental consideration.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

(1) Unless otherwise indicated, total returns reflect performance for the six-month period ended June 30, 2002.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

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MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the first half of 2002, the money markets focused primarily on the pace of economic growth. After increasing 1.7% in the fourth quarter of 2001, real gross domestic product (GDP) grew at a 5% annualized rate in the first quarter of 2002. Despite continued high unemployment, tax cuts helped support personal income and spending.

The Federal Reserve (the Fed) did not adjust the federal funds rate during the first half of 2002. At its meeting on March 19, 2002, the Fed's Board of Governors shifted from an easing to a neutral bias. The Board cited the statement of the Federal Open Market Committee that "the degree of strengthening in final demand over the coming quarters, an essential element in sustained economic expansion, is still uncertain."(1)

Early in the year, anticipation that the Federal Reserve would tighten interest rates had caused money market yields to rise sharply. The yield on the two-year Treasury note rose from 3.05% at year-end 2001, to 3.72% at the beginning of April 2002. As the pace of economic growth slowed in the second quarter of 2002, however, money market rates dropped significantly, as a majority of investors projected that the Fed would not begin to tighten interest rates this year. From its April high, the two-year Treasury note yield fell to 2.83% at the end of June 2002.

PERFORMANCE REVIEW
For the seven-day period ended June 30, 2002, the MainStay VP Cash Management Portfolio provided a current yield of 1.60% and an effective yield of 1.62%. For the six months ended June 30, 2002, the Portfolio returned 0.77%,(2) exceeding the 0.69% return of the average Lipper* Variable Products Money Market Portfolio over the same period. It also outperformed the 0.60% return of the iMoneyNet First Tier Retail Fund Average* for the six months ended June 30, 2002.

STRATEGIC POSITIONING
Through the first half of 2002, more than 40% of the Portfolio's assets were invested in securities issued by the U.S. Treasury and government sponsored entities, such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank.(3) The Portfolio particularly benefited from its holdings of Treasury inflation-protected securities (TIPS), since inflation came in higher than expected during the first half of the year.

In selecting investments for the Portfolio, we focused on buying high-quality instruments issued by finance and brokerage companies, industrial issuers, banks, and bank holding companies. All securities purchased for the portfolio were rated A-1/P-1 or higher. These are first-tier securities, or generally those money market instruments in the highest rating category. The Portfolio was not invested in any second-tier securities, nor did it invest in split-rated issues (those rated in the highest rating category by one credit rating agency and in the second-highest rating category by another). Concentration on the highest-quality securities helped manage the Portfolio's risk.

At the beginning of the year, we started to reduce the Portfolio's average maturity, since we felt that the Federal Reserve was near the end of its easing cycle. Over the course of the next four months, we reduced the average maturity of the portfolio from about 80 days to about 50 days. Since then, we have maintained the average maturity between 45 and 50 days. Our strategic positioning helped the Portfolio early in the year. In May and June, however, our shorter average maturity hindered performance, as many investors extended their expectations of when Fed tightening might begin.

LOOKING AHEAD
The latest report on first-quarter real gross domestic product showed that non-farm productivity rose 8.4%, and after-tax economic profits advanced 1.4%. Spending on equipment and software also rose in the first quarter of 2002, the first such increase since the third quarter of 2000.

Through the first half of the year, low mortgage rates helped the housing market remain strong. Although inventories fell, the rate of decline slowed. Industrial production increased five months in a row. As the economic rebound gathers momentum, we believe that corporate profits and capital spending are likely to increase.

Our outlook is somewhat more bearish than the market in general, since we expect the Federal Reserve to begin raising interest rates later this year, once evidence of economic growth becomes stronger. We therefore intend to keep the average maturity of the Portfolio short. The consensus view -- reflected in forward rates

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on money market instruments -- optimistically suggests that there is little likelihood of Fed tightening before 2003.

As the market continues to look for sustainable signs of economic recovery, we intend to remain focused on high-quality, liquid investments. Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income, as is considered consistent with the preservation of capital and maintaining liquidity.

Claude Athaide
Portfolio Manager
MacKay Shields LLC

(1) Federal Reserve Board Press Release -- Federal Open Market Committee Statement -- March 19, 2002.
(2) The current yield more closely reflects the current earnings of the Portfolio than the total return.
(3) While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

                                       M-8
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MAINSTAY VP CONVERTIBLE PORTFOLIO

MARKET OVERVIEW
During the first half of 2002, the equity markets suffered from weak corporate earnings and severe setbacks in investor confidence. As corporate profits continued to deteriorate, hopes for a rebound in the second half of 2002 faded. Many market participants now believe that a recovery is more likely in 2003.

On the heels of the Enron debacle, WorldCom announced a shocking $3.8 billion earnings restatement. Earnings disappointments, corporate scandals, bankruptcies, and insider trading investigations have all taken their toll on investor confidence. Meanwhile, tensions in the Middle East and South Asia continued to mount, the war on terrorism began to fuel deficit spending, and concerns over homeland security brought a somber mood to the securities markets.

Fortunately, some positive economic indicators helped to counterbalance the pessimistic outlook. Real gross domestic product (GDP) grew at a healthy 5% in the first quarter of 2002. Inflation and interest rates have both remained low, even without Federal Reserve intervention in the first half of the year. Inventory investment has increased and consumer spending has remained relatively resilient. As confidence in corporate America continues to weaken, equity investors appear to be waiting for solid signals that an economic turnaround will have staying power before they return to the market.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Convertible Portfolio returned -5.76%. The Portfolio outperformed the -22.90% return for the average Lipper* Variable Products Specialty/Miscellaneous Portfolio over the same period. It also outperformed the -8.61% return of the Credit Suisse First Boston Convertible Securities Index* for the first six months of 2002.

STRONG PERFORMERS
The Portfolio did not make any dramatic sector shifts during the first half of 2002. As bottom-up investors, we continue to look for convertible securities that have favorable risk/reward profiles and can participate in upside potential with limited downside risk.

In a reporting period marked by weak corporate profits, companies with more predictable earnings streams continued to be perceived as potential "safe havens." The health care sector performed particularly well in the first half of 2002, with particularly strong performance from AmerisourceBergen. The pharmaceutical distributor's earnings are not tied to the economy and its business is largely driven by the increased need for prescription drugs in an aging population. Anthem, a health benefits company, was another strong performer in the first half of the year, benefiting from better pricing among HMOs and the fact that people tend to get sick regardless of the state of the economy. As a group, hospital companies also advanced, since their business isn't economically driven.

With the war on terrorism and continuing tensions in the Middle East, South Asia, and Iraq, the Portfolio has benefited from strong investor interest in Northrop Grumman, a global aerospace and defense company that serves military, government, and commercial customers in the United States and around the globe.

Other companies that performed well for the Portfolio were more closely tied to the economy. International Paper, Union Pacific, and Ford all showed relative strength as evidence mounted that the economy was improving. These so-called old-economy names also performed well as the market continued to punish new-economy companies in technology-related products and services.

WEAK PERFORMERS
Seeking an intelligent way to participate in the potential of technology, the Portfolio held securities of Kulicke & Soffa, a company that makes equipment used to manufacture and package semiconductors. We felt that this company was a broad-based way to participate in the sector, without tying performance to a specific sector such as telecommunications or PC manufacturing. While this strategy was sound, Kulicke & Soffa detracted from performance during the reporting period when semiconductors declined on widespread technology weakness. If even a few technology-related sectors begin to turn around, however, we believe the convertibles will be poised to benefit.

Tyco International stock took a beating as the company's accounting methods and disclosure practices came under scrutiny. Fortunately, the Portfolio held a defensive position in a Tyco International convertible bond with a feature that allowed the holder to return the security to the company next year. Since the bonds

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

performed as anticipated, protecting the Portfolio from the downside risk of the stock, we have sold them to put the assets to more productive use.

The Portfolio also holds a small position in Adelphia, which was purchased on the assumption that the "audited" financial statements were not fraudulent. Even after careful pricing and risk assessment, we were unable to anticipate the loss the bonds incurred. Even so, we believe that based on valuations from recent trades, the bonds may still have value.

Fortunately, the Portfolio was able to outperform its benchmark, despite these unfortunate setbacks. Our decision to underweight technology proved beneficial for the Portfolio. Our risk-averse approach to security selection helped performance, and generally speaking, the Portfolio's stronger holdings outweighed its weaker ones during the first half of the year.

LOOKING AHEAD
Given the heavy selling we have recently seen, we do not believe this is a prudent time to sell stocks or convertibles. Rather, we are looking for buying opportunities. Specifically, we try to identify solid convertibles credits that will protect the Portfolio on the downside while allowing it to participate on the upside.

Recent data suggest that an economic recovery is likely to be slow but steady, and we remain confident that the markets will recover. We recently purchased convertibles issued by The GAP. Although the stock has been depressed, added cash on the company's balance sheet may help fuel a turnaround. The company is taking the time to find the right merchandise and explore opportunities. We believe The GAP bonds have an appropriate risk/reward profile for the Portfolio in light of the capital the company has raised.

Whatever the markets or the economy may bring, the Portfolio will continue to seek capital appreciation together with current income.

Edmund C. Spelman
Thomas Wynn
Edward Silverstein
Portfolio Managers
MacKay Shields LLC

Certain of the Portfolio's investments have speculative characteristics.

High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP EQUITY INCOME PORTFOLIO

MARKET OVERVIEW
During the first six months of 2002, investors were bombarded by a continuing series of earnings disappointments, corporate accounting scandals, insider trading allegations, and conflict-of-interest investigations. Investor cynicism reached a peak when WorldCom surprised investors by announcing a $3.8 billion earnings restatement.

Despite these disappointments, however, the economy showed remarkable signs of strength. In the first quarter of 2002, real gross domestic product (GDP) rose a healthy 5%. The Federal Reserve (the Fed) allowed stocks and bonds to vary with normal economic forces, without central bank intervention, as the federal funds rate remained at just 1.75% during the entire first half of the year.

Most investors started the year on an enthusiastic note, anticipating a rapid economic turnaround. After several months of corporate disappointments, Middle East tensions, and homeland security issues, however, stocks began a prolonged slide. It soon became evident that the economic recovery would be slower and more modest than earlier predictions had suggested. Although stocks generally rise during an economic recovery, given the level of market uncertainty, stocks continued to falter and bonds were generally strong.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Equity Income Portfolio returned 0.14%. The Portfolio outperformed the -6.61% return for the average Lipper* Variable Products Equity Income Portfolio over the same period. It also outperformed the -4.78% return of the Russell 1000(R) Value Index* but underperformed the 2.86% return of the Russell Midcap(R) Value Index* for the six months ended June 30, 2002. In addition, the Portfolio outperformed the -13.16% return of the S&P 500(R) Index*.

STRONG AND WEAK PERFORMERS
During the first half of 2002, three of the top contributors to the Portfolio's performance were in the consumer sector. Fortune Brands is a leader in distilled spirits, golf equipment, and home and office products; Yum! Brands is the second-largest name in global fast food; and Energizer Holdings is well known for its bunny ads and batteries. All of these companies posted stronger than expected earnings, which helped their stocks advance.

Arch Chemicals rose as management pursued a well conceived acquisition and as specialty chemical fundamentals improved modestly. Finally, TRW -- a leader in aerospace, defense, automotive products and services, government services, and technology -- received an improved takeover offer from Northrop Grumman, which helped TRW's stock price rise more than 50% over the reporting period.

Unfortunately, not all of the Portfolio's holdings were as strong. After solid advances in the first quarter, truck manufacturer Navistar International experienced a precipitous decline in the second quarter of 2002. Investors took profits in the stock, fearing that a rebound in demand might be weaker and slower than anticipated. Allegheny Energy also lost ground in the second quarter, when management revised profit projections sharply lower in the face of weak energy pricing and slack demand. PG&E is a utility holding company with a large commitment to California. The company's stock traded down in May and June 2002, in sympathy with the utility group and following negative political rhetoric in California. Bausch and Lomb, which also performed well in the first quarter, reversed course in the second quarter despite strong results and signals that the company's aggressive restructuring is beginning to bear fruit.

LOOKING AHEAD
August 14, 2002, is approaching fast. That's the deadline for CEOs and CFOs of some 950 of the largest U.S. corporations to submit written statements verifying their firms' financial filings. As we move toward that pivotal date, we believe the stock market may face additional challenges. In the long run, however, we believe that more appropriate stock valuations, better corporate disclosure, and an improving economy will promote a more constructive market outlook later in 2002.

We believe that the market is exhibiting favorable risk/reward characteristics and may be entering a period of cyclical growth. Against that backdrop, we will continue to focus our efforts on uncovering stocks with strong performance potential. We remain committed to our disciplined value style and to improving the quality of the Portfolio by emphasizing catalysts for price improvement.

No matter what the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital appreciation and income.

Michael C. Sheridan
Richard A. Rosen
Portfolio Managers
MacKay Shields LLC

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP GOVERNMENT PORTFOLIO

MARKET OVERVIEW
The first six months of 2002 saw several positive economic developments. Consumer spending remained strong, the housing market was firm, manufacturing activity increased, and businesses benefited from labor-productivity gains. Real gross domestic product (GDP) rose 5% in the first quarter of 2002, but the stock market's decline over the first half of the year suggested that investors were not convinced that the improvements could be sustained.

The Federal Reserve did not adjust the federal funds rate during the first half of 2002. Instead the Fed allowed interest rates to move with general market forces. This decision resulted in a close connection between the 10-year Treasury yield and the S&P 500(R) Index*. As the stock market declined, 10-year Treasury yields also tended to decline, with a positive impact on the price of these securities.

During the first half of 2002, investors expressed concern over rising tensions in the Middle East, skirmishes in South Asia, and issues of homeland security. With a steady stream of earnings disappointments, accounting irregularities, bankruptcies, and insider trading investigations, the question of trust loomed large in the minds of many investors. We believe the resulting lack of confidence may help to explain why stocks declined and bonds advanced in the first half of 2002 -- an atypical scenario in the early stages of an economic recovery.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Government Portfolio returned 3.41%. The Portfolio underperformed the 4.03% return for the average Lipper* Variable Products General U.S. Government Portfolio over the same period. It also underperformed the 3.78% return of the Lehman Brothers Government Bond Index* for the first six months of 2002.

The Portfolio's performance suffered in the second quarter of 2002, when the tone of the markets turned bearish in some sectors where the Portfolio had made commitments. We believe that sentiment could shift forcefully in the opposite direction if corporate earnings improve and the Federal Reserve moves toward a less accommodative monetary policy. For this reason, we remain comfortable with the Portfolio's holdings and expect recent setbacks to be reversible.

STRATEGIC POSITIONING
At the beginning of the reporting period, we expected the trend toward economic recovery to increase demand for products priced at a spread over Treasury securities, and we positioned the Portfolio accordingly. We overweighted securitized products, such as mortgage-backed bonds and asset-backed securities and gave the Portfolio a substantial commitment to agency securities. In so doing, we underweighted Treasury securities relative to the median U.S. government fund. Treasuries, however, were surprisingly resilient during the reporting period, and corporate bonds were particularly weak.

During the reporting period, we maintained an average duration close to that of the median U.S. government portfolio, with minor variations resulting primarily from mortgage-backed securities, whose duration shortened as Treasury yields declined.

MORTGAGE-BACKED SECURITIES
The Portfolio began the year with 28% of its assets in residential mortgage-backed securities, a commitment that proved beneficial over the first half of 2002. A broad pool of investors reduced supply as declining prepayment rates and a less volatile Treasury market combined to increase demand.

The Portfolio began the year with a 6% commitment to high-quality commercial mortgage-backed securities and our bullish stand was rewarded as investors gradually stepped back into the sector following the events of September 11th. We tended to favor seasoned deals collateralized by a diversified pool of loans, with minimal exposure to the economically sensitive retailing and lodging sectors. We also invested in Fannie Mae (FNMA) securities backed by loans on multi-family properties. During the first quarter of 2002, we progressively raised corporate mortgage-backed security exposure to 10%. In May, we took profits in the FNMA multi-family securities, which we believed had reached fair value, reducing the Portfolio's commercial mortgage-backed security holdings to 5%.

ASSET-BACKED SECURITIES
At the beginning of the year, the Portfolio held a 4% position in asset-backed securities. When new supply softened prices in April 2002, we raised the Portfolio's allocation to 6%. We like the sector for its high quality, liquidity, and stable cash flows, and we especially favor utility rate-reduction bonds. These bonds help utilities in states that are moving to competitive electricity markets. The bonds are typically backed by tariffs that cannot be bypassed, and the securities may help utilities recover costs that might otherwise be lost under competition.

TREASURY AND AGENCY SECURITIES
During the six-month period ending June 30, 2002, we added Treasuries and trimmed the Portfolio's agency holdings when Congress reasserted concerns over the risk profiles of two government-sponsored entities, Fannie Mae and Freddie Mac. Whenever this recurring story surfaces, bonds of these agencies tend to underperform. The move to Treasuries benefited performance, as most segments of the Treasury yield curve declined during the six-month reporting period as bond prices rose. Long bonds were the exception, with 30-year Treasury yields rising just five basis points(1) over the six-month reporting period.

The Portfolio closed the first half of 2002 with 31% of assets in Treasuries and 48% in agency securities, which placed it closer to the median U.S. government fund than at the beginning of the year.

CORPORATE BONDS
Although we had introduced corporate bonds to the Portfolio in 2001 as a yield-enhancement strategy, a number of factors caused our strategy to backfire. We had focused on entities we believed had leadership, stable earnings, and strong positioning in their credit categories. Our decision to emphasize infrastructure, however, led us to focus on utilities, telecommunications, and environmental services. In the wake of the Enron and WorldCom scandals, however, utility and telecommunications bonds in general moved sharply out of favor, which derailed our otherwise conservative strategy.

LOOKING AHEAD
The Portfolio remains positioned for an economic recovery, and we do not anticipate major sector shifts during the remainder of 2002. Since investors may disagree on the timing and strength of the economic recovery, we intend to maintain a relatively neutral duration, taking tactical positions as opportunities warrant. We also intend to maintain a neutral posture on the yield curve, believing that exposure to products that offer spreads over Treasuries may be a less risky way to express our expectations for a slow but steady economic turnaround. We intend to increase the Portfolio's commitment to both residential and commercial mortgage-backed securities. We believe this strategy may benefit from crossover buyers who want to reduce corporate credit exposure while continuing to earn spreads over Treasuries.

As the recovery gains momentum, we believe investors will begin to differentiate between credits rather than punishing entire industries for the failures of a few companies. We plan to retain our exposure in telecommunications and utilities sectors, but may shift to shorter maturity corporate bonds to curb credit risk if market volatility does not subside.

Finally, recognizing the inflationary pressures of a weaker U.S. dollar, we have added a 3.5% position in Treasury Inflation-Protected Securities, or TIPS, that may serve as a hedge against rising prices. Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income, consistent with safety of principal.

Gary Goodenough
Joseph Portera
Portfolio Managers
MacKay Shields LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.

While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. stock market struggled during the first half of 2002, with several major indices finishing the semi-annual period in negative territory. Overall, smaller companies tended to outperform larger ones, and value stocks outperformed growth stocks at all market capitalization levels. Small- and mid-cap value stocks were among the few equity market sectors to provide positive results for the first half of the year.

With relatively strong economic indicators, the stock market's decline was prompted by other factors. Bankruptcies, accounting scandals, and corporate earnings shortfalls all took a toll on investor confidence, as Wall Street found itself under investigation for conflicts of interest. With stock prices remaining high relative to corporate earnings, investors waited for clearer indications of an earnings rebound before returning to the market.

As the United States returned to deficit spending and our trade deficit grew, the U.S. dollar weakened. Although multinational companies may benefit as U.S. products become less expensive overseas, the declining dollar may also make U.S. equities less attractive to foreign investors. The overall impact was negative for the U.S. stock market as a whole.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Growth Equity Portfolio returned -12.75%. This outperformed the -13.78% return of the average Lipper* Variable Products Large-Cap Core Portfolio over the same period. The Portfolio also outperformed the -13.16% return of the S&P 500(R) Index* for the first half of 2002.

Relative performance was a tale of two quarters. During the first quarter of 2002, the Portfolio was disproportionately hurt relative to the S&P 500(R) Index by poorly performing holdings in the telecommunications and technology sectors. Portfolio performance was relatively stronger in the second quarter, as the Portfolio began focusing on stocks with more predictable growth patterns.

STRATEGY AND SECTOR ALLOCATION
Throughout the first half of 2002, the Portfolio was rather evenly positioned between growth and value stocks. At the start of the year, we expected the strengthening U.S. economy to improve performance in cyclical sectors, and we overweighted the Portfolio among consumer discretionary and industrial stocks. The Portfolio's industrial holdings outperformed the S&P 500(R) Index by a wide margin for the semi-annual period. The Portfolio's consumer discretionary positions only matched the market's performance, as consumer spending concerns weighed on the sector.

The Portfolio benefited from an overweighted position in consumer staples, which benefited from superior earnings visibility as the weakening dollar increased profits from foreign markets. The Portfolio benefited from strong consumer staples selection and its underweighting of health care stocks, particularly pharmaceuticals, relative to the S&P 500(R). Despite negative absolute performance, the Portfolio's health care holdings outperformed the health care sector as a whole by a wide margin.

Anticipating that a stronger economy would move interest rates higher, we underweighted financial stocks, which tend to underperform as rates rise. Unfortunately, poor stock performance and benign inflation left interest rates relatively steady over the reporting period, and financial stocks outperformed the S&P 500(R) benchmark. We believe our positioning should prove beneficial if interest rates rise in the second half of the year.

Technology and telecommunications holdings were among the Portfolio's worst performers during the semi-annual period, with difficulties at WorldCom compounding the difficulties these sectors have experienced since early 2000. Prudently, the Portfolio was underweighted in both technology and telecommunications through most of the first half of 2002.

As of June 30, 2002, the Portfolio's largest overweighted position was in industrials, which we believe is likely to benefit strongly from an economic recovery. Within industrials, the Portfolio has overweighted defense stocks, which may benefit from increased federal spending on high-end equipment to support the war on terrorism. With wide international exposure, industrial stocks may also benefit from the weaker dollar. The Portfolio has also overweighted consumer staples, based on stable earnings growth prospects, improving confidence, and favorable currency trends. We have reduced the Portfolio's consumer discretionary holdings, but continue to overweight the sector, anticipating strong sector earnings in the second half of 2002.

STRONG AND WEAK PERFORMERS
Two defense holdings, Lockheed Martin (+49%)(1) and General Dynamics (+34%), were the Portfolio's best performers during the first half of 2002. These stocks benefited from improving earnings and the prospect of an increase in government defense spending over the next few years. Boston Scientific (+21%), a medical supplies company, was another strong performer. The company was able to meet earnings expectations and also benefited from positive feedback on new product innovations. Toy company Mattel (+22%) benefited by continuing to follow through on the company's established business plan. Consumer products company Procter and Gamble (+14%) advanced as operating results improved after two years of weaker results.

The Portfolio's best-performing new purchase was Newell Rubbermaid (+11%), a large home furnishings company that benefited from a new management team focused on cost savings and operational improvements.

Not surprisingly, many of the Portfolio's worst-performing holdings for the semi-annual period were technology and telecommunications companies. Semiconductor manufacturer Intel (-41%) suffered as a prolonged business slowdown negatively impacted earnings. Nokia (-40%), a major supplier of mobile phones and infrastructure, also experienced a business slowdown. Despite improving trends in advertising, media mogul Clear Channel Communications (-37%) faced setbacks on concerns over the complexity of its financial reports. In the wake of the Enron scandal, marketing and advertising giant Omnicom (-51%) suffered on negative news about the company's accounting practices. The stock was the Portfolio's worst performing security in the first half of 2002. Financial services company Citigroup (-22%) suffered as slowing growth in its capital markets business and exposure to Enron and Latin America raised investor concerns.

In a difficult market, avoiding stocks with big losses can be as important as finding winners. Anticipating disappointing earnings at International Business Machines (IBM) in a weak market for information technology spending, we sold our position in the stock, which proceeded to fall another 32%. The Portfolio also benefited from our decision to take a loss on the sale of industrial conglomerate Tyco International, which proceeded to decline 56% from our sale price.

LOOKING AHEAD
Our long-term outlook for U.S. stocks remains generally positive, especially in light of the equity price correction we have seen over the last two and a half years. Although investor confidence has been shaken by accounting scandals, alarming headlines, and recent market performance, we believe investors are beginning to understand equity volatility and place the unusual trends of the late 1990s in their proper perspective. We believe that equity valuations have reached attractive levels, particularly if corporate earnings begin to improve in the second half of this year.

Since we expect a slow and gradual U.S. economic recovery, we believe that growth and value disciplines are in relative equilibrium, and we have allocated assets almost evenly across growth and value stocks. We are focusing on industries and stocks that we believe are well positioned to have sustainable earnings growth going forward. We are also closely monitoring companies with strong capital discipline, which may allow for better profit margins in the future. No matter how the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
New York Life Investment Management LLC

(1) Unless otherwise indicated, total returns reflect performance for the six-month period ended June 30, 2002.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

MARKET OVERVIEW
High yield bonds began 2002 on firm footing, continuing a rally that began in 2001. The rally sagged in February, but the market recovered in March, to end the first quarter of 2002 on a strong positive note. During the quarter, the new issue market was strong and spreads over Treasury securities narrowed, partially as a result of rising Treasury yields. In March alone, Treasury yields rose 50 basis points(1). Robust supply and demand dynamics helped the market during the first quarter, with strong inflows into high yield funds. Investors had already priced continuing defaults into the market, which helped performance during the first three months of the year.

The high yield market continued its positive momentum into the second quarter of 2002, but several shocks caused high yield bonds to trade off sharply in May and June. Bonds of major issuers, such as WorldCom, Adelphia Communications, and Xerox, traded significantly lower in the wake of accounting scandals. Fear that further accounting irregularities might be discovered had a broad negative impact on telecommunications, cable, media, technology, and utility credits. By the end of the first half of 2002, concern over defaults, accounting scandals, declining equity prices, homeland security issues, Middle East conflicts, and U.S. dollar weakness contributed to a general flight to quality.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP High Yield Corporate Bond Portfolio returned 0.04%. The Portfolio outperformed the -3.54% return for the average Lipper* Variable Products High Current Yield Portfolio over the same period. It underperformed the 0.16% return of the Credit Suisse First Boston
(CSFB) High Yield Index* for the first six months of 2002.

STRATEGIC POSITIONING
In the first half of 2002, the number of former investment-grade issues that were downgraded to high yield status continued to grow. The Portfolio has been an active participant among these "fallen angels." Although the Portfolio has never owned WorldCom bonds, it felt the impact of the WorldCom scandal on its Qwest and Sprint holdings, both of which traded lower during the second quarter of 2002. Other telecommunications holdings that had a negative impact on Portfolio performance during the reporting period included AT&T Wireless, Alamosa, and US Unwired.

The cable industry was also exceedingly weak during the first half of 2002. The Portfolio's most disappointing investment was Adelphia Communications, which moved lower on negative news about accounting fraud and self-dealing. Even so, we continue to have a constructive outlook on Adelphia Communication's subsidiary, FrontierVision, which we believe has been excessively punished for the sins of its holding company. Other Portfolio cable credits that detracted from performance included Charter Communications and Rogers Cablesystems.

Metals and mining was one of the strongest sectors in the high yield market in the second quarter, and the Portfolio's investment in Algoma Steel was a top performer, buoyed by higher steel prices and the potential benefits of U.S. trade policies with Canada, where the company is headquartered. Newmont Mining and Neenah Foundry were other holdings in the sector that contributed positively to the Portfolio's performance.

Airlines were a bright spot in the Portfolio during the first quarter of 2002, as the sector continued to recover. Delta Airlines was among the strongest performers in the first quarter, as operating conditions improved and earlier travel concerns began to fade. The gaming and leisure sector also saw improved results during the first quarter, and in the second quarter we sold some of our holdings in Venetian Casino and Hilton Hotels. We also eliminated positions in Pinnacle Entertainment, Sun International Hotels, and Wyndham to purchase credits that we believed were more attractively priced. The sales were timely, as these sectors also declined in May and June.

Although the health care sector had only moderate results overall, many of the Portfolio's strongest performers were among health care companies. Alaris Medical, HCA -- The Healthcare Company, Manor Care, and Team Health all made positive contributions to the Portfolio's performance during the first half of 2002.

PURCHASES, SALES, AND SECTOR WEIGHTINGS
During the reporting period, the Portfolio's five largest purchases were Paxson Communications, TSI Telecommunications, Owens-Brockway Glass, Pacific Gas & Electric, and Bluewater Finance. The Portfolio's largest sales during the reporting period were PSEG Energy Holdings, Great Central Mines, Paxson Preferred, Felcor Lodging, and Sears, Roebuck.

The Portfolio benefited from an underweighted position in telecommunications at the beginning of the reporting period, as prices declined. Our decision to move to a market weight in the second quarter may have been premature, as the WorldCom scandal took a severe toll on the sector as a whole.

We remain overweighted in the utilities sector, which continues to experience fallout from the Enron scandal. The marketplace is pressuring many utilities, which we believe has created value opportunities. The Portfolio remains overweighted in the cable and technology sectors, as the market has traded lower in cable, while technology has improved on a relative basis.

The Portfolio has lightened its initially overweighted position among consumer and travel-related sectors, such as gaming and hotels, and as of June 30, 2002, was underweighted in these sectors. We remain underweighted in food and drug retailers, food and tobacco producers, and retailing. These sectors typically lack the levels of free cash flow and asset coverage that our rigorous investment criteria demand.

LOOKING AHEAD
The economy appears to be much more upbeat than the mood of most investors. High unemployment, high consumer debt, and the negative wealth effects of two consecutive years of falling stock prices are clearly having a negative impact on investor confidence.

We believe that high yield bonds may benefit from an improving economy, which may help stabilize or reduce default rates. At the same time, we are concerned about havoc in the high-grade sector and a substantial amount of anticipated high yield issuance in the months ahead. We believe recent setbacks have created attractive prices, and we see buying opportunities among weak BBB securities,(2) as long as the economy doesn't face a double-dip recession.

Whatever the markets of the economy may bring, we will continue to seek maximum current income through investment in a diversified Portfolio of high yield debt securities (which are ordinarily in the lower rating categories of recognized rating agencies). Capital appreciation will remain a secondary objective.

Donald E. Morgan
J. Matthew Philo
Portfolio Managers
MacKay Shields LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.

(2) Debt rated BBB by Standard & Poor's exhibits adequate protection parameters. In the opinion of Standard & Poor's however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

High yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

MARKET OVERVIEW
Early in 2002, the U.S. economy seemed to be well on its way from a mild recession to a modest recovery. Consumer spending was strong, the housing market was firm, and a marked swing in inventory investment suggested that the economic outlook was improving. The Federal Reserve decided not to adjust the federal funds rate during the first half of 2002, allowing interest rates to move with natural market forces.

Lending support to the recovery theory, real gross domestic product (GDP) increased at a surprising 5% annualized rate during the first quarter of 2002. Unfortunately, the U.S. equity markets, which typically rise as the economy begins to recover, moved in the opposite direction. During the first half of 2002, the Dow Jones Industrial Average* fell 6.91% and the S&P 500(R) Index* declined 13.16%.

No doubt, much of the decline resulted from investor concern over the strength and sustainability of the recovery. Despite an extended correction many economists insisted that stocks were still overpriced. Corporate profits and earnings projections remained relatively weak. Tensions in the Middle East, skirmishes in South Asia, and terrorist threats at home all left investors uncertain. A series of high-profile bankruptcies, accounting scandals, and insider trading investigations added to investor cynicism. In June, the University of Michigan Consumer Sentiment Index* dropped significantly, suggesting that a recovery predicated on consumer spending might take longer than anticipated.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Indexed Equity Portfolio returned -13.36%. The Portfolio slightly outperformed the -13.38% return of the average Lipper* Variable Products S&P 500(R) Index Objective Portfolio over the same period. The Portfolio underperformed the -13.16% return of the S&P 500(R) Index for the first six months of 2002. Since the Portfolio incurs actual expenses that a hypothetical index does not, there will be times when the Portfolio underperforms the Index.

STRONG SECTORS AND SECURITIES
Based on total returns alone, the top-performing sectors included diversified metals and mining (+31.65%),(1) housewares and specialties (+30.90%), metals and glass containers (+27.21%), managed health care (+25.08%), and gold (+20.84%). Taking total returns and weightings into account, several sectors with lower returns had a greater positive impact on the performance of the S&P 500(R) Index. The sector that made the greatest positive contribution to the performance of the Index, taking both total returns and weightings into account, was banks (+6.65%), followed by aerospace & defense (+19.65%), soft drinks (+11.30%), integrated oil & gas (+4.59%), and managed health care (+25.08%).

Based on total return alone, the five top-performing stocks in the S&P 500(R) Index for the first half of 2002 were Big Lots (+89.23%), Providian Financial (+65.63%), Dillard's (+64.31%), TRW (+53.83%), and Lockheed Martin (+48.92%).
During the same period, stocks with lower returns but higher weightings in the Index made a larger positive contribution to the performance of the S&P 500(R) Index when both total returns and weightings were taken into account. On this basis, the leader was Coca-Cola (+18.77%), followed by Procter & Gamble (+13.73%), Royal Dutch Petroleum (+12.75%), Bank of America (+11.77%), and Wells Fargo (+15.16%).

WEAK SECTORS AND SECURITIES
Based on total returns alone, the worst-performing sector in the S&P 500(R) Index was wireless telecommunication services (-68.49%), followed by telecommunications equipment (-48.15%), application software (-43.12%), multi-utilities and unregulated power (-41.68%), and electronic equipment & instruments (-38.76%). Taking both total returns and weightings into account, the sector that had the greatest negative impact on the performance of the Index was pharmaceuticals (-20.37%), followed by industrial conglomerates (-34.78%), integrated telecommunication services (-31.42%), semiconductors (-37.76%), and computer hardware (-31.97%).

Measured on the basis of total returns alone, the worst-performing stocks in the S&P 500(R) Index over the reporting period were Sprint (PCS Group) (-81.69%), Nortel Networks (-80.56%), Qwest Communications International (-80.18%), Tyco International (-77.06%), and Williams (-76.53%). The company whose stock had the greatest negative impact on the Index, taking both weightings and total returns into account, was General Electric (-27.52%), followed by Tyco International (-77.06%), International Business Machines (-40.48%), Intel (-41.91%), and AOL Time Warner (-54.17%).

INDEX ADJUSTMENTS
From time to time, Standard & Poor's(R) adjusts the makeup of the Index following corporate actions, such as mergers, acquisitions, spin-offs, and similar events. In addition, Standard & Poor's(R) may adjust the makeup of the Index to reflect its changing assessment of which businesses and industries are having a major impact on the U.S. economy. In the first half of 2002, there were ten additions to and ten deletions from the S&P 500(R) Index, compared to 13 additions and 13 deletions during the first half of 2001. Perhaps the most notable deletion from the Index was WorldCom, which saw its stock price drop more than 91% from December 31, 2001, until the stock was deleted from the S&P 500(R) Index on May 14, 2002.

LOOKING AHEAD
The sluggish economic recovery in the U.S. presents yet another dilemma for the Federal Reserve. Although the U.S. central bank decided to leave interest rates unchanged at its meeting on June 26, 2002, the Fed must balance its desire to nurture economic growth with its charge to effectively mitigate the threat of inflation. Recently, the value of the U.S. dollar has declined against other currencies, effectively raising the price of imports. Whether increased demand for American exports will help to compensate for this pricing disparity remains to be seen.

As index investors, we do not evaluate or respond to changing economic and market conditions or concern ourselves with market psychology. Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

(1) Unless otherwise indicated, total returns reflect performance for the six-month period ended June 30, 2002. Differences in Index weightings explain why overall contributions to the performance of the Index do not always correlate directly with the total returns shown.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

MARKET OVERVIEW
In today's closely interconnected world, most international stock markets acted in close concert through the first six months of 2002. Still rebounding from the shock of September 11, 2001, most equity markets began the period on the rise, leveled off, then declined sharply in the second quarter. Asian markets were a notable exception, declining early in the first quarter then recovering sharply as the yen improved relative to the U.S. dollar. Japanese stocks and Hong Kong equities both declined late in the second quarter.

On an industry basis, technology stocks continued their downward slide. Worldwide, technology stocks shed more than a quarter of their value in U.S. dollar terms and more than 30% in local currency terms during the first six months of 2002.(1) Telecommunications stocks also suffered major setbacks on a worldwide basis, particularly following the accounting scandal at WorldCom. Materials and consumer staples were the bright spots on an industry basis, each providing positive returns in both local currency and U.S. dollar terms for the first half of the year.

As the yen and the euro strengthened against the U.S. dollar, long-standing import/export pricing imbalances began to reverse themselves. Suddenly, U.S. consumers faced higher prices for imported goods and U.S. products became more affordable in international markets. Over time, these new fundamentals could prove beneficial for large multi-national companies, but may detract from sales of foreign exporters heavily dependant on sales in the United States.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP International Equity Portfolio returned 6.49%. The Portfolio outperformed the -1.70% return for the average Lipper* Variable Products International Portfolio over the same period. It also outperformed the -1.62% return of the Morgan Stanley Capital International EAFE Index* for the first six months of 2002.

STRATEGIES AND STRENGTHS
The MainStay VP International Equity Portfolio uses a bottom-up stock selection process to choose securities. Rather than using top-down, sector-first or country-first selection techniques, the Portfolio's strategy is to identify stocks with potential for long-term growth of capital, regardless of their country or industry.

The value of our stock selection process was underscored during the first half of 2002, when the Portfolio outperformed its benchmark and peers by a substantial margin, despite being underweighted in Japanese equities, the energy sector, and basic materials -- three of the best-performing sectors during the first half of the year.

SECTORS AND SECURITIES
Based on our bottom-up assessment of individual issues, the Portfolio remained overweighted in consumer staples, utilities, and transportation stocks throughout the first half of the year. We increased the Portfolio's financial holdings in the second quarter to an overweighted position as well. Based on our stock selection process, we saw little potential in telecommunication services or information technology, and our underweighted position in these sectors benefited performance as these were the worst-performing sectors over the first half of the year. As of June 30, 2002, the Portfolio was also underweighted in basic materials and energy. Although both of these sectors showed positive performance in local currency terms and the basic materials sector advanced in U.S. dollar terms, the positioning proved beneficial since both sectors underperformed the Portfolio as a whole.

Leading contributors to the Portfolio's performance during the reporting period included Yue Yuen Industrial Holdings, a Hong Kong footwear manufacturer; AFLAC, the U.S.-based supplemental insurance company; Bank of Ireland, an Irish bank; Banco Popular Espanol, a Spanish bank; Kao, a Japanese household goods company; Diageo, a beverage company; BMW (Bayerische Motoren Werke), the German premium car manufacturer, and Reckitt Benckiser, a U.K. household goods company. Most of these holdings provided double-digit positive returns for the reporting period.

Stocks that detracted from the Portfolio's performance for the six months ended June 30, 2002, included Sanofi-Synthelabo, a French pharmaceutical company that faced an unexpected lawsuit in the first quarter; and MLP (Marschollek, Lautenschlaeger & Partner), a financial services firm, whose stock fell as concerns over the WorldCom scandal spread to other companies. The Portfolio sold its position in MLP prior to the end of the reporting period, since we were unable to get satisfactory answers to certain accounting questions.

WPP Group, a global advertising and media company, suffered in the second quarter of 2002, when business conditions deteriorated for the industry as a whole. We have added to the position, sensing that the difficulties are cyclical rather than structural.

OTHER PURCHASES AND SALES
We added to the Portfolio's position in BMW, as sales continue to hit records and the company's pipeline of new products remains highly promising. As business fundamentals improved at TPG, the world's first publicly traded postal system, and Canon, the Japanese copier company, we added to the Portfolio's holdings in these companies. As of June 30, 2002, BMW and TPG both stood among the Portfolio's top 10 holdings.

During the first quarter of 2002, the Portfolio sold its position in United Utilities, a U.K. regulated water utility, after enjoying a 7% dividend yield. The Portfolio also sold Groupe Danone, a French food and beverage company, whose competitive position had declined, even though the stock had not. The sale may have been premature, as the stock advanced relatively steadily in the second quarter of 2002. We also sold the Portfolio's small holding in wireless operator Vodafone, which proved timely as the stock continued to plummet for the remainder of the reporting period.

LOOKING AHEAD
Since we do not share the market's appetite for higher risk investments, we have avoided and will continue to avoid technology stocks and economically sensitive sectors until our outlook changes. Our bottom-up research indicates that companies in more stable sectors may prove more promising over the near term, and we believe we have positioned the Portfolio appropriately for the current business environment.

We remain alert, however, for selective opportunities to take advantage of cyclical rotations to build positions in companies with solid franchises. As an example, we recently purchased shares of Dassault Systemes, a company that develops software to aid manufacturers in design and production. The stock was caught in the technology downdraft, and we believe we acquired the shares at an attractive price. Another example is Amadeus Global Travel, a solid travel reservation system operator that faced a sell-off during the recent travel slowdown.

Whatever the markets or the global economy may bring, the Portfolio will continue to seek to provide long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income will remain a secondary objective.

Rupal J. Bhansali
Portfolio Manager
MacKay Shields LLC

(1) Results are based on sectors and industry groups included in the MSCI World Index(SM).*

Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Due to its trading strategies, the Portfolio may experience a portfolio turnover rate of over 100%.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP MID CAP CORE PORTFOLIO

MARKET AND PORTFOLIO OVERVIEW
For the period January 1, 2002 through June 30, 2002, the MainStay VP Mid Cap Core Portfolio returned -1.22% net of expenses. The Portfolio significantly outperformed its benchmark, the Russell Midcap Index's* return of -5.71%. During the same time period, the Portfolio also outperformed the average Lipper* Variable Products Mid-Cap Core Portfolio return of -5.00%.

Although the economy was thought to be well on its way to a modest recovery in 2002, evidenced by a surprisingly strong 5% annual GDP rate in the first quarter of 2002, the markets did not exactly follow through on this positive indicator. In fact, both the Dow Jones Industrial Average* and the S&P 500(R) Index* have declined substantially in the first half of the year, suffering losses at the rates of 6.91% and 13.16%, respectively. Instead, the markets have been beleaguered by investor skepticism brought on by continued weakness in corporate profits, renewed terrorist threats and a steady stream of corporate accounting scandals. A significant drop in the University of Michigan Consumer Sentiment Index* for June likewise suggested that the American economy, largely supported by the resilience of consumer spending, may experience a weaker than anticipated recovery.

The weak economic recovery effectively presents yet another dilemma for the Federal Reserve. Although America's central bank decided at its June 26th meeting to leave interest rates unchanged, the committee must balance its desire to nurture economic growth with its charge to effectively mitigate any threat of inflation. This threat may be growing with the continued decline in the value of the U.S. dollar, which would, effectively, raise the price of imports. In the short term, however, a cheaper dollar may fill the gap in terms of declining domestic consumer demand by boosting demand abroad for American exports. It remains to be seen, however, how far the dollar will fall and whether it can help the faltering economy or ultimately bring about inflationary pressures.

Investors shifted their focus into smaller value-oriented companies in 2002 as this segment of the market did not suffer as much of a decline as larger capitalized companies. For the first half of 2002, the Russell 2000 Index*, a barometer of small-cap U.S. stocks, declined by 4.70% while the Russell Midcap Index* and Russell 1000 Index*, which gauge mid- and large-cap U.S. stocks, experienced returns of -5.71% and -12.82%, respectively.

ALLOCATION DECISIONS AND SECTOR SPECIFICS
The Portfolio's underweighted position within the health care sector proved to be the biggest positive contributor to year-to-date 2002 performance. Holding an underweighted position within drug and biotechnology stocks, especially, shielded the Portfolio from the fallout resulting from the collapse of Imclone and the resulting effect on such firms as Bristol-Myers Squibb. In addition, our overweighted holding of strongly performing medical services companies such as Quest Diagnostics and WellPoint Health Networks also made a positive contribution to returns. Once again, our underweighted position within the technology sector proved beneficial to the Portfolio as this sector suffered steep declines in the face of economic uncertainty and investor skepticism.

Harvey Fram
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP MID CAP GROWTH PORTFOLIO

MARKET OVERVIEW
The equity market continued to encounter stiff headwinds during the first half of 2002, with volatility escalating to record levels. While the fundamental underpinnings of the stock market showed definite signs of improvement during the first half of the year, investor sentiment continued to be driven by news of accounting irregularities, corporate scandals, terrorist threats at home, unresolved Middle East conflicts, and escalating tensions between nuclear rivals India and Pakistan. A number of profit warnings -- most notably among technology and telecommunication companies -- and a weakening U.S. dollar added to the sense of concern on Wall Street.

Despite these setbacks for the stock market, consumer spending remained vigorous and a positive swing in inventory investment helped real gross domestic product
(GDP) gain a surprisingly strong 5% in the first quarter of 2002. The economic upturn showed signs of broadening into the depressed manufacturing sector. The Institute for Supply Management's Index* continued to strengthen during the first six months of 2002, reaching its highest level in more than two years. Significantly, the solid first-quarter growth in GDP was accompanied by continued low interest rates and benign inflation, without the need for Federal Reserve intervention.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Mid Cap Growth Portfolio returned -6.62%. This return outperformed the -19.91% return for the average Lipper* Variable Products Mid-Cap Growth Portfolio over the same period. The Portfolio also outperformed the -19.09% return of the Russell 2500(R) Growth Index* for the first six months of 2002.

Careful stock selection, relatively defensive positioning, and prompt sales of positions with weakening fundamentals helped the Portfolio outperform its peers during the reporting period.

HEALTH CARE STOCKS
Many of the Portfolio's best-performing stocks during the first half of 2002 were in the health care sector. The health care industry has been enjoying a reputation for being a potential "safe haven" in uncertain markets, and its rapid and highly visible earnings growth attracted investor attention during the reporting period.

The Portfolio benefited from investments in managed-care companies Anthem, Trigon Healthcare, Oxford Health Plans, and WellPoint Health Networks. Positive enrollment trends, better pricing, and cost controls bolstered financial results at these companies and drove their stock prices up at double-digit rates for the six-month reporting period. Hospital operators Triad Hospitals and Province Healthcare made positive contributions to the Portfolio's performance, as did laboratory testing companies Quest Diagnostics and Laboratory Corporation of America Holdings.

The shares of Biomet, St. Jude Medical, King Pharmaceuticals, and Pediatrix Medical Group declined in value and were sold during the reporting period to put the assets to more productive use. New positions were established in Ocular Sciences and Cerner with mixed results over their first weeks in the Portfolio.

CONSUMER CYCLICALS
Another sector that helped the Portfolio outperform its peers during the first six months of 2002 was consumer cyclicals. As consumer confidence and spending rebounded in the wake of September 11th, the Portfolio benefited from its investments in specialty retailers Dillard's, Chico's FAS, and Group 1 Automotive, all of which recorded substantial advances during the first six months of the year. The Portfolio also had positive results from homebuilding companies Meritage, M.D.C. Holdings, and Lennar, each of which gained more than 30% for the six months ended June 30, 2002.

Fortunately, the strong showing by retailers and homebuilders more than offset weaknesses in other consumer-related stocks, such as gaming heavyweight International Game Technology and electronics retailer Circuit City Stores-Circuit City Group.

FINANCIAL AND TECHNOLOGY HOLDINGS
The Portfolio's financial stocks turned in a mixed performance over the six-month reporting period, with insurance broker Willis Group Holdings and New York-based savings and loan operators Roslyn Bancorp and

New York Community Bancorp all logging double-digit positive returns. On the negative side, the Portfolio's positions in AmeriCredit, Raymond James Financial, and SEI Investments suffered major declines. Fortunately, the Portfolio managed to sell these declining positions before the stocks suffered even steeper losses.

Technology stocks, which have been widely maligned in recent years, turned in the worst performance during the first half of 2002. Notable detractors included Manugistics Group, Lattice Semiconductor, Advent Software, and Cabot Microelectronics. We sold each of these positions before they inflicted severe damage to the Portfolio. To its credit, the Portfolio was underweighted in technology stocks relative to its primary benchmark, the Russell 2500(R) Growth Index. This positioning helped to limit the negative impact technology holdings had on the Portfolio's performance.

SECTOR WEIGHTINGS
We made a number of changes to position the Portfolio more defensively as market jitters increased. We trimmed the Portfolio's weighting in the technology sector, where business fundamentals continued to deteriorate, and increased exposure to the health care sector and consumer related stocks.

As of June 30, 2002, the Portfolio was underweighted in technology, relative to the Russell 2500(R) Growth Index. At the same time, the Portfolio was about market-weighted in health care (with an emphasis on services), and significantly overweighted in consumer cyclicals, such as retailers and homebuilders.

LOOKING AHEAD
Going forward, we believe the investment climate for growth stocks in general -- and mid-cap growth stocks in particular -- will be generally positive, though volatile. For the near-term, we think that geopolitical concerns and Wall Street's credibility gap may have a major impact on investor sentiment and trading activity. Over the longer term, however, we believe that fundamental factors, such as corporate profits, interest rates, and inflation, are more likely to influence the course of the stock market. We view these fundamental market underpinnings as good or improving.

Against this backdrop, individual security selection will continue to be the key to the Portfolio's relative performance. We remain optimistic about the outlook for mid-cap growth companies whose current and future growth prospects appear bright and where relative valuations still look reasonably attractive. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO

MARKET OVERVIEW
Any optimism the stock market may have had at the end of the first quarter of 2002 was definitely lost in the second quarter. Despite continued indications of a gradual recovery in the U.S. economy, much of the good news appeared to be concentrated in manufacturing, residential housing, and consumer services. Investors continued to wait for evidence that corporations would resume capital spending, but their hopes were never realized.

Bankruptcies, corporate accounting scandals, and earnings shortfalls continued to undermine investor confidence throughout the first half of 2002. From the third week of May through the end of June 2002, most domestic stock indices and averages declined substantially. The relative value of U.S. currency declined, and there was talk of foreign assets being pulled out of U.S. equity markets. All told, the first half of 2002 ended on a pessimistic note.

Throughout the first half of the year, small company stocks outperformed large-and mid-cap issues, while value stocks significantly outperformed growth stocks at all capitalization levels.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Small Cap Growth Portfolio returned -12.25%. The Portfolio outperformed the -18.12% return for the average Lipper* Variable Products Small-Cap Growth Portfolio over the same period. It also outperformed the -17.35% return of the Russell 2000(R) Growth Index* for the first six months of 2002. However, the Portfolio underperformed the -4.70% return of the Russell 2000(R) Index* over the same period, largely because value stocks, which account for half of this broad market Index, outperformed growth stocks by a substantial margin.

SECTOR RESULTS
Security selection among consumer cyclicals, consumer staples, and technology stocks contributed positively to the Portfolio's performance during the reporting period. These strengths were only slightly offset by weaker stock selection in the financial and capital goods sectors. Our decision to overweight consumer cyclicals and consumer staples and to underweight health care stocks also helped the Portfolio's performance. This positive impact was partially offset by the Portfolio's underweighted position in basic materials and energy stocks.

As the first half of the year progressed, the Portfolio continued to reduce its exposure in the technology sector on a stock-by-stock basis. The proceeds were used to increase weightings in the consumer, capital goods, and transportation sectors. The majority of the additions were in consumer staples and consumer cyclicals.

STRONG AND WEAK PERFORMERS
Corinthian Colleges, a private, for-profit post-secondary education company, was a top performer for the Portfolio. During the six-month reporting period, the company's stock rose by more than 60%. Coach, a leather-goods manufacturer, and Williams-Sonoma, a specialty retailer, also had impressive gains. Other strong performers included M.D.C. Holdings, the owner and manager of subsidiaries that build and sell Richmond American Homes, and A.C. Moore Arts & Crafts, a specialty retailer offering a large selection of arts, crafts, and floral merchandise.

Among the major detractors from the Portfolio's performance were Aeroflex, a communication application specialist, Applied Films, a thin-film technology developer, and Microtune, a provider of radio frequency tuners and transceivers. Each of these stocks experienced significant losses over the reporting period. Other weak performers included Tweeter Home Entertainment Group, an audio and video retailer, and Merix, a manufacturer of technologically advanced printed circuit boards.

PURCHASES, SALES, AND WEIGHTINGS
During the six-month reporting period, the Portfolio added several new positions, including Kroll, a security and risk management company, Movie Gallery, the nation's third-largest video-store operator, Christopher & Banks, an apparel retailer, American Italian Pasta, the largest maker of dry pasta in North America, Sonic, a drive-in restaurant chain, and UCBH Holdings, the parent of United Commercial Bank, which serves California's Chinese-American community. All of these holdings contributed positively to performance for the period they were held in the Portfolio.

During the first six months of 2002, the Portfolio eliminated several holdings, including technology related companies Advent Software, FEI, Photronics, and Plexus, as well as biotechnology names InterMune and Myriad Genetics. All of these sales were prudent, since each of the stocks declined after the Portfolio's position was sold.

As of the annual reconstitution of the Russell Indices,(1) the Portfolio was overweighted in capital goods, which includes defense and security company issues, and heavily overweighted in consumer staples and consumer cyclicals versus the Russell 2000(R) Growth Index. The Portfolio was underweighted in technology, financials, health care, and energy.

LOOKING AHEAD
Following the deep sell-off in U.S. stock markets, the mood has remained cautious. Although recent economic news has been almost uniformly positive, investor attention appears to be focused elsewhere. As of June 30, 2002, the market appears to favor stocks of companies that are posting good current results. Cyclical issues of all types are underperforming as are nonconsumer growth areas, such as health care.

At mid-year, the Portfolio is positioned to benefit if recent market trends continue. Although the Portfolio is underweighted in non-consumer and technology stocks, we look forward to adding well-placed, high-quality stocks in these sectors when we believe such moves are warranted by fundamentals and changing market sentiment.

Whatever the market or the economy may bring, the Portfolio will continue to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

(1) Russell reconstitutes all its indices annually in order to accurately rank the 3,000 largest companies in the U.S. stock market by market capitalization.

Stocks of small companies may be subject to higher price volatility, significantly lower trading volumes and greater spreads between bid and asked prices, than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP TOTAL RETURN PORTFOLIO

MARKET OVERVIEW
Real gross domestic product (GDP) rose 5% in the first quarter of 2002, as inventory investment increased, and consumer spending remained resilient. Despite these positive economic trends, however, a growing crisis of confidence in corporate accounting and governance overshadowed the stock market, causing equity prices in general to decline over the first half of the year.

In the wake of the Enron/Arthur Andersen scandal, several other companies came under scrutiny for aggressive accounting practices. A rash of earnings disappointments, corporate scandals, bankruptcies, and Wall Street conflict-of-interest investigations reached a crescendo when WorldCom announced a $3.8 billion earnings restatement. The ensuing wave of cynicism that swept the market turned many investors away from stocks entirely. Fortunately for bond investors, many turned their attention to the debt markets.

The Federal Reserve did not adjust the federal funds rate during the first half of 2002. Instead the Fed allowed interest rates to move with general market forces. At first, yields rose, in anticipation of Fed tightening. Later, investors decided that the recovery would be modest and perhaps delayed, which postponed tightening concerns and allowed yields to decline. Throughout the period, there was a close correlation between the 10-year Treasury yield and the S&P 500(R) Index*. As the stock market declined, 10-year Treasury yields also tended to decline, with a positive impact on the price of intermediate-term bonds.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Total Return Portfolio returned -11.58%. The Portfolio underperformed the -6.16% return for the average Lipper* Variable Products Balanced Portfolio over the same period. It outperformed the -13.16% return of the S&P 500(R) Index for the first six months of 2002. The Portfolio underperformed the -11.43% return of the Total Return Composite Index* for the six months ended June 30, 2002.

EQUITY POSITIONING
In the equity portion of the Portfolio, we continued to reduce technology holdings on weak business spending and an uncertain outlook for the remainder of the year. The move proved beneficial for performance, since technology was the worst performing sector during the first half of 2002. During the reporting period, we added to the Portfolio's equity holdings in consumer cyclicals and consumer staples, to benefit from continued strength in consumer spending. We also shifted the Portfolio's health care holdings from a product to a service orientation, increasing existing positions and establishing new ones.

Defense contractor General Dynamics benefited from the increased defense budget, advancing more than 33% over the reporting period.(1) UnitedHealth Group, the Portfolio's largest holding at mid-year, consistently raised earnings estimates, which helped the price increase almost 30% over the six months ended June 30, 2002. Bank of America shed non-core businesses, improved its credit quality, increased margins, and held down costs, all of which helped the company's stock gain about 10% over the reporting period.

Other stocks were not as strong. Tyco International was devastated by allegations of accounting irregularities, and during the reporting period, we steadily eliminated the stock from the Portfolio, incurring losses along the way. Omnicom was also surrounded by controversy, especially when a June 2002 article in The Wall Street Journal accused the company of aggressive accounting. Although Omnicom remains one of the world's premier advertising agencies, we have substantially reduced the Portfolio's equity position in the company. Intel stock also underperformed during the reporting period, hindered by weak semiconductor sales as technology stocks in general continued to flounder. Although visibility is currently poor, Intel still commands a market leadership position.

During the first six months of 2002, the Portfolio established new equity positions in health services provider WellPoint Health Networks, hospital owner-operator Tenet Healthcare, retailer TJX, multibank holding company Fifth Third Bancorp and drug chain Walgreen -- all of which contributed positively to the Portfolio's performance. Some new equity purchases did not fare as well, including financial firms State Street and Morgan Stanley; semiconductor suppliers Applied Materials, KLA-Tencor, and Xilinx; and diversified health care product company Johnson & Johnson.

In the first half of the year, the Portfolio sold stocks in all equity sectors of the portfolio, most with a positive impact in a declining market. The largest sales included Tyco International, General Electric, Electronic Data Systems, Sun Microsystems, Abbott Laboratories, AOL Time Warner, and Safeway. All of these stocks continued to decline after they were sold.

The Portfolio uses a bottom-up, stock-by-stock selection process. At mid-year, this process resulted in the equity portion of the Portfolio being overweighted relative to the S&P 500(R) Index in health care services and consumer cyclicals. The Portfolio's growth orientation typically prevents it from participating in the energy sector, which detracted from performance as energy stocks advanced on strong oil and gas prices. During the reporting period, the Portfolio benefited from being underweighted in financials and from having no holdings in telecommunications stocks.

BOND POSITIONING
At the beginning of the reporting period, we expected the trend toward economic recovery to increase demand for bonds priced at a spread over comparable Treasuries, and we positioned the bond portion of the Portfolio accordingly. In the bond portion of the Portfolio, we overweighted mortgage-backed bonds and asset-backed securities and gave the Portfolio a substantial commitment to agency securities. In so doing, we underweighted Treasuries relative to the median U.S. government fund. Treasury securities, however, were surprisingly resilient during the reporting period, and corporate bonds were particularly weak. During the first half of 2002, the bond portion of the Portfolio maintained an average duration close to that of the median U.S. government fund, with minor variations resulting primarily from mortgage-backed securities, whose duration shortened as Treasury yields declined.

The bond portion of the Portfolio also began the year with a substantial commitment to residential mortgage-backed securities. This position proved beneficial as a broad pool of investors reduced supply, while declining prepayment rates and a less volatile Treasury market combined to increase demand. The bond portion of the Portfolio was also bullish on high-quality commercial mortgage-backed securities, which proved beneficial as investors gradually stepped back into the sector following the September 11th tragedy. We also invested in Fannie Mae (FNMA)(2) securities backed by loans on multi-family properties. During the first quarter of 2002, we progressively raised corporate mortgage-backed security exposure. In May, we took profits in the Fannie Mae multi-family securities, which we believed had reached fair value.

At the beginning of the year, the bond portion of the Portfolio held a small position in asset-backed securities, which we increased when heavy supply reduced prices in April. We like the sector for its high quality, liquidity, and stable cash flows, and we especially favor utility rate-reduction bonds. These bonds help utilities in states that are moving to competitive electricity markets. The bonds are typically backed by tariffs that cannot be bypassed, and the securities may help utilities recover costs that might otherwise be lost under competition.

We trimmed the Portfolio's agency holdings when Congress reasserted concerns over Fannie Mae and Freddie Mac. This is a recurring story that tends to cause these securities to underperform. The Portfolio's Treasury holdings benefited performance, as most segments of the Treasury yield curve declined during the six-month reporting period and bond prices rose. Long bonds were the exception, with 30-year Treasury yields rising just five basis points(3) over the six-month reporting period.

In 2001, we had strengthened the Portfolio's commitment to corporate bonds as a yield-enhancement strategy. But during the reporting period, a number of factors caused our strategy to backfire. We had focused on entities we believed had leadership, stable earnings, and strong positioning in their credit categories. Our decision to emphasize infrastructure, however, led us to focus on utilities, telecommunications, and environmental services. In the wake of the Enron and WorldCom scandals, however, utility and telecommunications bonds in general moved sharply out of favor, which derailed our otherwise conservative strategy.

LOOKING AHEAD
We believe the performance of both the stocks and bonds in the Portfolio will largely be determined by the pace and strength of the economic recovery. We believe that the Portfolio is well positioned, and we do not anticipate major sector shifts during the remainder of 2002. In the bond portion of the Portfolio, we intend to maintain a neutral posture on the yield curve, believing that exposure to products that offer spreads over Treasuries may be a less risky way to express our expectations for a slow but steady economic turnaround.

Our strategies recognize that the U.S. dollar is declining relative to other currencies, and we will remain alert for signs of rising inflation. Whatever the economy or the markets may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunity for future growth of capital and income.

Edmund C. Spelman
Rudolph C. Carryl
Gary Goodenough
Christopher Harms
Portfolio Managers
MacKay Shields LLC

(1) Unless otherwise indicated, total returns reflect performance for the six-month period ended June 30, 2002.
(2) While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.
(3) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP VALUE PORTFOLIO

MARKET OVERVIEW
During the first half of 2002, the equity markets suffered from weak corporate earnings and severe setbacks in investor confidence. As corporate profits continued to deteriorate, hopes for a rebound in the second half of 2002 faded. Many market participants now believe that a recovery is more likely in 2003.

On the heels of the Enron debacle, WorldCom announced a shocking $3.8 billion earnings restatement. Scandals in the executive offices of Tyco, Global Crossing, Dynegy, and others reverberated throughout the marketplace, and suppliers and competitors in related industries suffered from guilt-by-association. Corporate bankruptcies have rapidly spread from dot.coms to more mainstream businesses. Ongoing investigations in these cases have left a cloud of cynicism and uncertainty over the market. Global events have also taken a toll on stock market performance. The war on terrorism has begun to fuel deficit spending and tensions in the Middle East have continued unabated.

Fortunately, a variety of positive economic indicators are helping to counterbalance market pessimism. Real gross domestic product (GDP) grew at a healthy 5% in the first quarter of 2002. Inflation and interest rates have both remained low, even without Federal Reserve intervention in the first half of the year. Consumers have used lower interest rates to refinance expensive mortgages and have used the proceeds to stimulate housing and auto sales. We believe that the stock market will eventually begin to reflect these positive economic forces, but it may take time for equity prices to align with sustainable earnings potential.

PERFORMANCE REVIEW
For the six months ended June 30, 2002, the MainStay VP Value Portfolio returned -6.27%, outperforming the -8.42% return for the average Lipper* Variable Products Large-Cap Value Portfolio over the same period. However, the Portfolio underperformed the -4.78% return of the Russell 1000(R) Value Index* for the first six months of 2002. The Portfolio outperformed the -13.16% return of the S&P 500(R) Index*.

STRONG AND WEAK PERFORMERS
Among the Portfolio's strongest contributors to performance was Raytheon, a major defense company, whose shares rose 26% during the first six months of 2002. The company's gains amid growing defense spending more than offset its exposure to the commercial aerospace industry, which faced a challenging period. TRW is an aerospace/defense company and automotive-parts manufacturer that benefited the Portfolio when an unsolicited buyout offer from Northrup Grumman pushed the stock price higher. By the time the Portfolio sold its position in TRW, higher subsequent offers had driven the price of the shares up 37% from their value at year-end 2001. We sold the Portfolio's TRW shares when they reached our price target.

American Standard, best known for air conditioners, plumbing supplies, and automotive breaking systems, was a large position that made a significant contribution to the Portfolio's performance when the shares rose 10% in the first half of 2002. The increase stemmed from management's restructuring efforts, which helped improve earnings trends. Investors were also attracted by the company's efforts to put its strong cash flow to work in ways that enhanced shareholder value. We reduced the Portfolio's position in American Standard as it approached our price target.

The Portfolio established a position in Kraft Foods in the company's initial public offering in 2001. In the first half of 2002, investors rewarded the company's relatively stable earnings stream and the shares rose 21% over the reporting period. We reduced the Portfolio's position in Kraft Foods as its multiples expanded and the shares approached our price target.

Sears, Roebuck was another positive contributor to the Portfolio's performance, as the retail giant continued to deliver on new management's turnaround strategy, initiated in 2001. The company closed unprofitable stores, reduced its business lines, and took measures to contain costs. The company's credit card portfolio showed surprising strength in the face of a recession, and Sears, Roebuck stock rose 14% over the six-month reporting period. We have trimmed the Portfolio's position in the stock as it has approached our price target.

Not all of the Portfolio's holdings had positive results during the first half of 2002. A variety of factors had a negative impact on the WorldCom stock, including liquidity concerns, management turmoil, and weakening long-distance fundamentals. Our concern over the stock's fundamentals led us to begin selling WorldCom shares in January at levels 23% below the Portfolio's average cost and the closing price at the end of 2001.

We completed the sale of the position in February, at levels another 53% lower. Although the stock was a meaningful negative contributor to the Portfolio's performance in the first half of 2002, our early sales prevented a much greater loss when fraudulent accounting was uncovered, leaving the stock down 94% for the first six months of the year.

The Portfolio's shares in El Paso were down 54% for the first six months of the year. The stock suffered its sharpest decline in May, after the company lowered its near-term earnings outlook and reduced its exposure to the merchant energy business. Since we had anticipated a more positive outlook for El Paso's merchant energy segment, we sold a portion of the Portfolio's position. Nevertheless, we believe the asset value of El Paso's pipeline and product businesses is significantly higher than the share price reflects and have maintained a reduced position in the company.

International Business Machines (IBM) shares dropped 40% during the first half of 2002, as technology stocks generally lagged and the company's end markets showed weakness. We believe that levels at the end of June largely reflected the difficulties and that IBM may be one of the leading beneficiaries when spending stabilizes in the information technology sector.

Long-distance carrier Sprint FON Group suffered from WorldCom fallout, a difficult business environment, and credit concerns that led to rating agency downgrades. Seeing no near-term relief for the difficulties in the company or the industry, we sold the Portfolio's shares near the end of June for a loss of 50% from the beginning of 2002 and took advantage of the tax loss to offset other gains in the portfolio. Since the time of our sale, the shares have declined further. Tellabs, a telecommunications equipment manufacturer also was a drag on performance during the first half of the year, with shares dropping 58% on weak carrier spending, WorldCom woes, and the loss of the company's CEO to Qwest. The Portfolio continues to hold the shares, since Tellabs has a very solid balance sheet and a good product line-up with major carriers. We believe the company is positioned to benefit when spending picks up and that the markets reaction to the CEO's departure was excessive.

LOOKING AHEAD
In the short term, we remain cautious and defensive. Recent accounting scandals may intensify the impact that weaker profit expectations will have on stock prices. We believe it's likely that economic growth will take hold at some point and corporate profits will eventually improve. In the meantime, we appear to have been correct in predicting that structural issues could prevent some sectors from responding to liquidity and that their respective recoveries might be more muted than anticipated. As market valuations adjust to new realities, we will continue to use our disciplined investment approach to seek opportunities as they may arise among quality companies with value-enhancing attributes.

In turbulent markets, our cash-flow oriented process has proved beneficial, by eliminating from consideration many stocks that may appear inexpensive but offer limited catalysts for growth. We remain confident that our disciplined, research driven approach will continue to uncover attractive opportunities even in difficult periods. Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

The MainStay VP American Century Income & Growth Portfolio returned -10.40% for the six months ended June 30, 2002, holding its value better than the S&P 500(R) Index,* which returned -13.16%.

INVESTMENT STRATEGIES
Despite the latest downdraft in stocks, the market favored some of the hallmarks of the Portfolio -- its value orientation and its exposure to medium-sized companies. Stock selection added value relative to the Index in the financial, health care, and technology sectors. The main detractors were stock selection in the basic materials and utilities sectors.

Technology (tech) stocks tumbled, as weak business spending and high share prices continued to take their toll, pushing the NASDAQ* near a three-year low. The Portfolio's value orientation led us to be underweighted in tech stocks, the market's highest-priced sector for the last two years. The Portfolio's tech stocks also tended to be on the cheaper side of the tech universe. That positioning continued to help during the first half of 2002.

Investors gave up on their high hopes for the semiconductor industry, but during the period the Portfolio's underweightings in Intel and Broadcom limited the Portfolio's downside performance relative to the S&P 500(R). We also minimized exposure to high-priced telecommunication (telecom) equipment makers like Nortel and Cisco. Conservative positioning helped in the computer hardware industry as well -- we held modest overweightings in cheaper, less volatile tech stocks like Pitney Bowes in place of Sun Microsystems and EMC, expensive stocks with negative earnings. Picking winners in the aerospace & defense industry like L-3 Communications, Boeing, and Lockheed Martin also gave the Portfolio an edge over the Index.

Financial stocks fell, pulled lower by weakness in stocks and exposure to bad loans. However, there were several relatively good stories in the Portfolio's financial holdings. First off, the Portfolio posted positive returns in the property and casualty insurance industry, while the S&P 500(R) stocks in that industry fell. That was because the Portfolio held overweightings in several strong mid-cap performers like Fidelity National Financial, Old Republic International, First American, Radian Group, and PMI Group.

During the period the Portfolio also benefited from overweighting companies with exposure to fixed-income underwriting (Bear Stearns and Lehman Brothers), underweighting equity-focused heavyweights Morgan Stanley and Merrill Lynch, and entirely avoiding retail-based asset managers like T. Rowe Price, Stilwell Financial, and Charles Schwab. And stock selection was strong in banks, both regional (First Tennessee National Bank, UnionBanCal, and AmSouth Bancorp) and national (Bank of America). The Portfolio's overweighting in battered credit-card lenders like Providian Financial and AmeriCredit was a contrarian position that paid off, but Metris, another consumer lender, detracted from performance.

Health care stocks slid, as concerns over patent expiration, slim research and development pipelines, and slower drug approval called into question the sector's relatively high valuations. That crushed drug stocks, with biotech taking the worst beating. The Portfolio's valuation-conscious strategy minimized exposure to those industries while focusing on cheaper generic drug companies like Mylan Laboratories. Health maintenance organizations like Oxford Health Plans and WellPoint Health Networks also boosted performance, as the companies raised premiums and earnings guidance. Those favorable signs were especially well received because of the lack of earnings growth elsewhere in the market.

Energy stocks rallied, as political tension in the Middle East pushed oil prices up about 30% in the first quarter. During the period the Portfolio was well positioned for the quick shift in prices because we built several overweighted positions in oil services when valuations and oil prices were low. When oil prices rose, these undervalued shares rallied smartly, outperforming other oil-service providers. Halliburton, Smith International, and Global Santa Fe were our best picks in the services industry. But the Portfolio's best performer in energy was Occidental Petroleum, a large, diversified oil company that also rallied over the last six months.

The Portfolio's focus on dividend paying stocks led to greater telecom exposure, while relatively high valuations in the consumer non-cyclicals sector led to a slight underweighting. Those subtle sector allocations took back some of the Portfolio's outperformance, as telecom tanked and consumer non-cyclicals rallied. The Portfolio had decent success avoiding some of the worst performing telecom stocks like Qwest, Sprint PCS, and Nextel, but struggled with underweightings in Coke and Pepsi.

Stock selection in basic materials and utilities eroded some of the Portfolio's excess return relative to the S&P 500(R). Accounting irregularities, legal disputes, and credit problems dogged the utilities sector. We dodged several bullets, including Dynegy, Calpine, El Paso, and AES, which all lost about half their value in six months. But an overweighting in Aquila dragged on the Portfolio's performance during the period. In basic materials, we missed out on a few advancers -- the chemical giants Dupont and Dow and manufacturer 3M. Those stocks looked expensive, but investors anticipating an economic recovery bought them when the manufacturing sector started to rebound.

OUTLOOK
The market will watch closely to see if the economic recovery will translate into strong corporate profits. Earnings expectations are still relatively high, which means profits will probably have to grow considerably or the highest-priced stocks could fall further. Conversely, if earnings start exceeding expectations, stocks could rally. We will continue to focus on building the Portfolio based on analysis of individual companies.

Kurt Borgwardt
John Schniedwind
Vivienne Hsu
Portfolio Managers
American Century Investment Management, Inc.

(1) The MainStay VP American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. American Century Investment Management, Inc. serves as sub-adviser to this Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your Policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

MARKET OVERVIEW
During the first half of 2002, most domestic stock indices generated negative returns. The S&P 500(R) Index* declined by 13.16%, the Dow Jones Industrial Average (DJIA)* fell by 6.91%, and the NASDAQ,* heavily weighted in technology, dropped 24.98%. The large sell-off in the major domestic indices is indicative of a crisis of confidence. Investors have been shell-shocked by the news of the Enron bankruptcy, the revelation of the largest accounting fraud in history by WorldCom, the reports of brokerage firms' conflicts of interest and biased research recommendations, and the ongoing reports of various Securities and Exchange Commission (SEC) investigations into what were once viewed as blue-chip corporations. Renewed threats of terrorist attacks on America further heightened extreme levels of volatility in the domestic stock market.

Not surprisingly, the high degree of investor uncertainty created a defensive bias in the market. Gold and real estate were the two best performing asset classes so far this year. There clearly seems to be a disconnect between the burgeoning recovery in the domestic economy and the performance of the stock market. The economy is showing signs of improvement. Real gross domestic product
(GDP) rose 5.0% during the first quarter of this year and is expected to grow 4-5% during the second half of the year. Jobless claims are at a 15-month low. Productivity has improved to such an extent that unit labor cost declined over 5% year-to-date.

Typically, in the early stages of an economic recovery, the stock market performs well. Clearly, heightened concerns about accounting scandals, the high degree of skepticism regarding the veracity of corporate earnings reports, and concerns about the objectivity of corporate governance are derailing the stock market's performance.

PORTFOLIO REVIEW
This difficult market environment had a negative impact on the performance of the MainStay VP Dreyfus Large Company Value Portfolio. The Portfolio generated a negative 11.39% return for the six months ending June 30, 2002. By comparison, the Russell 1000(R) Value Index* generated a negative 4.78% return and the S&P/Barra Value Index* generated a negative 9.46% return for the period.

The energy, utility, and consumer non-durable sectors generated the strongest performance during the first half of the year. The five best performing stocks in the Portfolio were WellPoint Health Systems, Procter & Gamble, Wells Fargo, Exxon-Mobil, and Winn-Dixie Stores. The weakest performing sectors during the first half of the year were technology, capital goods, and financial services. Computer Associates, Citigroup, Nortel, Liberty Media, and Tyco were the Portfolio's worst performing securities in the first half of the year.

Relative to the Russell 1000(R) Value Index, the Portfolio is overweighted in the consumer services, consumer durable, health care, and technology sectors. It is underweighted in utilities, capital goods, financial services and basic industries. During the first six months of the year, the consumer non-durable, consumer durable, financial services, and basic industry sector weightings increased. New names added to these sectors of the portfolio included Nestle, Philip Morris, Praxair, Ford, Marsh & McLennan, and Principal Financial Group. The capital goods, utilities, and technology weightings declined during the first half of the year. Stocks sold from these sectors of the portfolio during this period include Tyco, Xerox, Boeing, Computer Associates, and Nortel.

The Portfolio adheres to an investment philosophy that is value-oriented, research driven, and risk averse. The Portfolio's strategy is to invest in large-capitalization value stocks that possess strong business fundamentals and have a catalyst in place to generate capital appreciation. The catalyst may take many forms, including accelerating sales and earnings growth, improving balance sheet trends, new management, and/or a restructuring. The overall risk and valuation characteristics of the Portfolio are carefully monitored to ensure adequate diversification and low volatility of returns.

OUTLOOK
We cannot emphasize enough that nothing has changed in our investment process. We have never tried to mimic the index or be market timers. Our long-term investment success has resulted from our research-driven, value-based approach that has sought out inefficiencies in the market. We overlay a momentum component in an effort to avoid value traps. We communicate extensively with companies in all industries in formulating our investment conclusions. Historically, this approach has led to strong returns.

Looking ahead, when the market refocuses on fundamentals, including valuation, quality of earnings, and business prospects, we believe our time-tested investment approach will again provide strong returns for this portfolio. We believe our portfolio, which is comprised of a diversified mix of large-cap value stocks with clear catalysts for outperformance, is poised to generate strong relative performance in the months ahead.

Valerie J. Sill
Portfolio Manager
The Dreyfus Corporation

(1) The MainStay VP Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. The Dreyfus Corporation serves as sub-adviser to this Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

MARKET OVERVIEW
For the period ended June 30, 2002, the MainStay VP Eagle Asset Management Growth Equity Portfolio was down 17.45%. The Portfolio outperformed the year-to-date return of our benchmark, the Russell 1000(R) Growth Index* which was down 20.78%. However, it underperformed the S&P 500(R) Index* which was down 13.16% for the same period. Stocks in the value component of the S&P 500(R) have contributed to this Index's relative outperformance vs. large-cap growth indices.

The equity market continued to struggle in the face of U.S. economic improvement during the first half of 2002. The underlying momentum in the economy appeared stronger after the Commerce Department revised its measure of first quarter gross domestic product (GDP) to 5.0%. Federal Reserve policymakers left their target for the federal funds rate unchanged at 1.75% during their late June meeting. In its statement accompanying this decision, the Fed said the risks to the U.S. economy were evenly balanced between a risk of economic weakness and a risk of inflation. Governmental reporting agencies continue to support the argument that final demand will pick up in the coming quarters, but the strength of that pick-up is still uncertain.

Questions about accounting practices and corporate governance are at the forefront of investor's issues. Even as the prospects for economic growth and profits have improved, a growing lack of confidence in earnings has driven market prices lower. To fully address this crisis in investor confidence, regulators will likely have to intensify scrutiny and strictly enforce current statutes and enact additional legislation.

Globally, the dollar continued to weaken against both the euro and the Japanese yen. If the dollar continues to depreciate vs. foreign currencies, we could begin to feel some inflationary pressures and foreign investors may look outside the U.S. for investments. In the near term, however, a weaker dollar would help large, multi-national U.S. corporations with respect to their foreign currency translation.

PORTFOLIO OVERVIEW
Although consumer businesses are seeing growth with virtually no inflation, consumer/retail stocks finished the period slightly lower. Anheuser-Busch (+10.6%)(2) and Gannett (+12.9%) were strong performers in this group; Home Depot ended the period down 28.0%. A modest economic recovery and a benign rate environment allowed the financial group to perform relatively well. However, the financial service stocks held in the Portfolio declined in value during the period. Citigroup for example, ended the period down 23.2%.

In the health care sector, the services and HMO stocks, such as WellPoint Health Networks (+33.2%), have been strong performers while the biotech and pharmaceutical industries have posted disappointing returns. Bristol-Myers Squibb ended the period down 49.6%. Technology stocks also performed poorly. The main drags on performance were Cisco Systems (-23.0%) and Microsoft (-17.4%). Valuations and investor sentiment are currently at an all time low in technology stocks.

LOOKING AHEAD
Large-capitalization growth stocks with the strong underlying fundamentals that we find attractive have become reasonably priced. Yet, investors remain focused on geopolitical issues, accounting problems, and are experiencing a decreased confidence in corporate governance. As a result, any strength in corporate earnings or the U.S. economic recovery is met with skepticism. Consequently, we believe this may be an opportune time to increase an allocation to large-capitalization growth equities, as we expect these names to lead the way as the economic recovery presently in its very early stages proves its durability.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

(1) The MainStay VP Eagle Asset Management Growth Equity Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Eagle Asset Management, Inc. serves as sub-adviser to this Portfolio.
(2) Unless otherwise indicated, total returns reflect performance for the six-month period ended June 30, 2002.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO(1)

MARKET OVERVIEW
Following strong first quarter economic growth, the second quarter of 2002 was marked by slower growth, greater market volatility and increased uncertainty. While first quarter growth registered a robust 5.0%, the second quarter posted a growth rate of approximately 1.1%. The first quarter growth was largely due to pent-up consumer demand and aggressive auto and mortgage sales incentives emerging from last year's slowdown. Most of the economic indicators during the second quarter indicated an economy advancing at a healthy pace. However, softer retail and auto sales led to increased market volatility.

While fundamental business indicators such as manufacturing and purchasing activity increased slightly and unemployment slowly eased, we still do not expect any instant revival in capital spending. With May new home sales reaching record highs, the current economy is being fueled by consumers, and not business spending. That being said, the Federal Reserve Board (the Fed) has kept interest rates steady, and we do not expect the Fed to raise interest rates before late summer or early fall, unless the dollar continues to weaken and monetary intervention is necessary to restore a proper balance.

PORTFOLIO REVIEW
In a period during which the market's slide has been unabated, even strong relative performance doesn't offer a great deal of comfort. The MainStay VP Lord Abbett Developing Growth Portfolio fell 11.65% during the six-month period ending June 30, 2002, outperforming the Russell 2000(R) Growth Index* which fell 17.35%. Market weakness was widespread, with most sectors of the market sustaining substantial losses.

Our emphasis on sound income statements helped us avoid greater losses during the first half of the year, as companies without earnings suffered most. This discipline drove favorable stock selection within the health care and technology sectors, which were our most significant contributors to relative performance. Most notably, our underweightings of biotechnology and software names assured that we were less exposed to the hardest hit industries in the small-cap growth marketplace.

Notable performers included Hanger Orthopedic Group, a professional practice management company, who reaped rewards from an earlier restructuring. Healthcare Services Group, which provides housekeeping services to the health care sector, announced sales gains and expanding margins. In addition to good fundamentals, both of these companies were added to the Russell 2000(R) Index.* Increased demand from index managers may have contributed to these companies' gains last quarter. Cray was a notable performer in the technology sector. One of the Portfolio's largest technology holdings, a designer and manufacturer of high performance computer systems, Cray performed well as a result of securing government contracts.

Both our underweighting of the financial services sector and our stock selection within the sector detracted from the Portfolio's relative performance last quarter. We remained underweighted in regional bank stocks, which performed well during the market decline. We held several financial software providers that have suffered in the current environment; S1 is one such example. Metris Companies, a provider of consumer lending products and enhancement services to moderate-income consumers, was hit by the higher chance of loan delinquency from its customer base in the current economy.

OUTLOOK
Although the market remains weak, we believe this environment presents an excellent opportunity to structure the Portfolio for a recovery. We have raised our technology weighting to above that of the Index by adding a combination of functional technology stocks and deeply discounted pure technology companies. We are also noticing improving fundamentals in cyclical names. Regardless of the near-term action of major indices, we believe this market is likely to offer opportunities for disciplined investors with appropriate investment horizons.

Stephen J. McGruder
Senior Portfolio Manager
Lord, Abbett & Co.

(1) The MainStay VP Lord Abbett Developing Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Lord, Abbett & Co. serves as sub-adviser to this Portfolio.

The Portfolio is actively managed and subject to change.

The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Portfolio performance. The Portfolio may invest up to 10% of net assets in foreign securities. Securities markets of foreign countries in which the Portfolio may invest generally are not subject to the same degree of regulations and may be more volatile and less liquid than the major U.S. markets. Foreign investments may also be subject to currency exposure.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

                                    GLOSSARY

AGENCY SECURITIES: Bonds issued by government-sponsored agencies and federally related institutions.

ALLOCATION: An investment technique that diversifies a portfolio among different types of assets such as stocks, bonds, cash equivalents, precious metals, real estate and collectibles.

ASSET-BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BEAR: An investor who acts on the belief that a security or the market is falling or is expected to fall.

BEAR MARKET: A market in which prices of a certain group of securities are falling or are expected to fall. Although figures can vary, a downturn of 15%-20% or more in more than one index (Dow Jones Industrial Average or S&P 500) is considered a bear market.

BOTTOM-UP INVESTING: Security selection based on the specific fundamental merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.

COLLATERALIZED SECURITIES: Securities that require some kind of collateral, i.e., cash or assets.

COMMON STOCKS: Equity securities representing shares of ownership in a company and usually carrying voting rights and earning dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES: Preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

CORRECTION: A downward movement in the price of an individual stock, bond, commodity, index or the stock market as a whole.

CYCLICAL: A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Examples are housing, steel, automobiles, and paper. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DEFENSIVE: Stocks with investment returns that do not tend to decline as much as the market in general in times when stock prices are falling. These include companies with earnings that tend to grow despite the business cycle, such as food and drug firms, or companies that pay relatively high dividends like utilities.

DEFICIT SPENDING: The amount by which a government, company, or individual's spending exceeds its income over a particular period of time.

DISCIPLINED: An investment strategy that follows specific guidelines, procedures and rules in making decisions.

DURATION: A measure of maturity taking into account reinvestment of all interest payments.

EQUITY: A term describing stock, or any security representing an ownership interest in a business.

FALLEN ANGEL: A bond which was investment-grade when issued but which is now of significantly lower quality.

FANNIE MAE (ALSO, FEDERAL NATIONAL MORTGAGE ASSOCIATION, FNMA): A publicly traded company that works to assure that mortgage money is readily available for existing and potential homeowners in the United States.

FEDERAL FUNDS RATE: The interest rate that banks charge each other for the use of federal funds. This rate is used for overnight loans to banks that need more cash to meet bank reserve requirements. It changes daily and is the most sensitive indicator of general interest rate trends. The rate is not set directly by the Federal Reserve, but fluctuates in response to changes in supply and demand for funds.

FEDERAL RESERVE BOARD (THE FED): The seven-member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FIXED-RATE INVESTMENTS: A security that pays a fixed rate of return. This usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FREDDIE MAC (ALSO FEDERAL HOME LOAN MORTGAGE CORPORATION, FHLMC): A congressionally chartered institution that buys mortgages from lenders and resells them as securities on the secondary mortgage market.

FUNDAMENTAL ANALYSIS: Fundamental analysis asserts that a stock's price is determined by the future course of its earnings and dividends. The fundamental analyst tries to determine what the intrinsic value of a stock's underlying business is by looking at its financial statements and its competitive position within its industry.

GROSS DOMESTIC PRODUCT (GDP): The monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

GROWTH INVESTING: An investment strategy based on investing in companies and sectors which are growing faster than their peers. The benefits are usually in the form of capital gains rather than dividends.

INFLATION: The rate at which the general level of prices for goods and services is rising, and subsequently, purchasing power is falling. It is usually measured by the Consumer Price Index and the Producer Price Index.

INSIDER TRADING: The buying or selling of a security by insiders who possess material, nonpublic information about the security. The act puts insiders in breach of a fiduciary duty or other relationship of trust and confidence.

LARGE-CAP: A share of a large publicly traded corporation, typically with a total market capitalization of greater than $5 billion. (Also called large-cap stocks, large caps and blue chips.) Because of their size, large-caps tend to grow more slowly than small cap stocks, but they also tend to be much more stable.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

LOCAL CURRENCY TERMS: Returns expressed in local currency terms show what investors using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

LONG-TERM BOND (LONG BOND): Treasury bonds with maturities of more than 10 years; corporate bonds with maturities of more than 15 years. Long-term bonds pay higher yields but have greater inflation and credit risk.

MARKET CAPITALIZATION: The total market value of a company or stock. Market capitalization is calculated by multiplying the number of outstanding shares by their current market price. Investors generally divide the U.S. market into three basic market caps: large-cap, mid-cap and small-cap.

MARKET TIMING: Attempting to predict future market directions, usually by examining recent price and volume data or economic data, and investing based on those predictions.

MATURITY: The date on which a debt becomes due for payment. Also called the maturity date.

MONEY MARKET: Market for short-term debt securities, such as banker's acceptances, commercial paper, repurchase agreements, negotiable certificates of deposit, and Treasury Bills with a maturity of one year or less and often 30 days or less. Typically safe, highly liquid investments, although it is possible to lose money.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

OLD ECONOMY/NEW ECONOMY: Terms used to indicate the difference between the traditional economy, based on manufacturing and service, and the economic growth of the late 1990s that was based on developments in technology and the internet.

OVERWEIGHT/UNDERWEIGHT: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighed in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole, or is greater than the country's total equities relative to the international equity markets as a whole.

POSITION:  An investor's stake in a particular security or market.

RATING SERVICE: A company, such as Moody's or Standard & Poor's, that rates various debt and preferred stock issues for safety of payment of principal, interest or dividends.

SECTOR: A distinct subset of a market, industry, or economy, whose components share similar characteristics, e.g., consumer staples.

SECURITY: A financial asset including any note, stock, treasury stock, bond, debenture, certificate of interest or participation in any profit-sharing agreement or in a firm.

SHORT-TERM INVESTMENT: In general, usually one year or less, often used to refer to bonds or loans.

SPREAD: The difference between the bid and the ask prices of a security or asset.

TIGHTEN/LOOSEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "loosening", "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

TREASURY INFLATION PROTECTED SECURITIES (TIPS): A security which is identical to a treasury bond except that principal and coupon payments are adjusted to eliminate the effects of inflation.

VALUATION:  The process of determining the current worth of an asset.

VALUE-ORIENTED, VALUE INVESTING, VALUE APPROACH: A style of investing which looks for companies that have been overlooked or undervalued by the market, but with underlying sound fundamentals. Value investors typically buy stocks with high dividend yields, or ones that trade at a low price-to-earnings ratio (P/E) or low price-to-book ratio (P/B).

VISIBILITY: The level of predictability of upcoming financial data about a company, especially sales and earnings. When the numbers are fairly easy to predict, visibility is said to be high.

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time. It is expressed as a percentage of the cost of the security, generally obtained by dividing the current market price for a stock or bond into the annual dividend or interest payment. As the price of a stock or bond declines, its yield rises. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: This is a graph showing the yields for bonds of different maturities. When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   MAINSTAY VP SERIES FUND, INC.

                            DIRECTORS AND OFFICERS*
                        Gary E. Wendlandt, Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John A. Weisser, Jr., Director
                        Theodore A. Mathas, Executive Vice President
                        Patrick J. Farrell, Treasurer, Chief Financial and Accounting Officer
                        Robert A. Anselmi, Secretary
                        Richard D. Levy, Controller**
                        Richard W. Zuccaro, Tax Vice President

                               INVESTMENT ADVISER
                        New York Life Investment Management LLC

                                  SUB-ADVISERS
                        MacKay Shields LLC***
                        American Century Investment Management, Inc.
                        The Dreyfus Corporation
                        Eagle Asset Management, Inc.
                        Lord, Abbett & Co.

                                 ADMINISTRATOR
                        New York Life Investment Management LLC

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

  * As of June 30, 2002.

 ** Resigned as of August 9, 2002.

*** An affiliate of New York Life Investment Management LLC.

Not all investment divisions are available under all policies.

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent accountants, who do not express an opinion thereon.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

LONG-TERM BONDS (96.3%)+
CORPORATE BONDS (36.9%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AUTO LEASES (1.4%)
General Motors Acceptance Corp.
 6.75%, due 1/15/06..............  $ 5,000,000   $  5,191,050
                                                 ------------

AUTOMOBILES (1.4%)
DaimlerChrysler North America
 Holdings Corp.
 7.20%, due 9/1/09...............    5,000,000      5,218,400
                                                 ------------
BANKS (4.1%)
Bank of America Corp.
 7.80%, due 2/15/10..............    5,000,000      5,595,200
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      5,108,280
Washington Mutual Bank FA
 6.875%, due 6/15/11.............    5,000,000      5,254,095
                                                 ------------
                                                   15,957,575
                                                 ------------
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc.
 6.00%, due 4/15/11..............    3,000,000      3,111,546
Pepsi Bottling Group, Inc.
 Series B
 7.00%, due 3/1/29...............    3,000,000      3,192,435
                                                 ------------
                                                    6,303,981
                                                 ------------
CHEMICALS (0.6%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      2,122,654
                                                 ------------
COMPUTERS & PERIPHERALS (1.0%)
IBM Corp.
 4.875%, due 10/1/06.............    4,000,000      4,038,628
                                                 ------------
DIVERSIFIED FINANCIALS (8.6%)
Boeing Capital Corp.
 5.75%, due 2/15/07..............    5,000,000      5,188,420
CIT Group, Inc.
 7.125%, due 10/15/04............    2,000,000      1,967,686
Ford Motor Credit Co.
 6.875%, due 2/1/06..............    5,000,000      5,115,330
General Electric Capital Corp.
 6.00%, due 6/15/12..............    5,000,000      4,976,285
Household Finance Corp.
 7.875%, due 3/1/07..............    3,000,000      3,199,713
National Rural Utilities
 Cooperative Finance Corp.
 6.00%, due 5/15/06..............    5,000,000      5,136,990
Wells Fargo Financial, Inc.
 6.85%, due 7/15/09..............    7,000,000      7,571,550
                                                 ------------
                                                   33,155,974
                                                 ------------

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
BellSouth Corp.
 5.00%, due 10/15/06.............  $ 4,000,000   $  4,031,892
Sprint Capital Corp.
 6.90%, due 5/1/19...............    3,000,000      2,003,301
Verizon New England, Inc.
 6.50%, due 9/15/11..............    5,000,000      4,889,660
WorldCom, Inc.--WorldCom Group
 6.50%, due 5/15/04..............    5,000,000        800,000
                                                 ------------
                                                   11,724,853
                                                 ------------
ELECTRIC UTILITIES (2.6%)
Commonwealth Edison Co.
 6.95%, due 7/15/18..............    5,000,000      5,081,690
TXU Corp.
 6.375%, due 6/15/06.............    5,000,000      5,142,550
                                                 ------------
                                                   10,224,240
                                                 ------------
FOOD & DRUG RETAILING (0.7%)
Delhaize America, Inc.
 7.375%, due 4/15/06.............    2,500,000      2,599,403
                                                 ------------

FOOD PRODUCTS (1.9%)
Campbell Soup Co.
 6.75%, due 2/15/11..............    2,000,000      2,106,478
Kellogg Co.
 Series B
 6.00%, due 4/1/06...............    5,000,000      5,225,440
                                                 ------------
                                                    7,331,918
                                                 ------------
MEDIA (1.6%)
CSC Holdings Inc.
 7.25%, due 7/15/08..............    5,000,000      4,040,935
Walt Disney Co. (The)
 7.00%, due 3/1/32...............    2,000,000      1,995,564
                                                 ------------
                                                    6,036,499
                                                 ------------
MULTILINE RETAIL (1.4%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    5,000,000      5,492,395
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (0.5%)
Duke Energy Corp.
 6.25%, due 1/15/12..............    2,000,000      2,039,480
                                                 ------------

OIL & GAS (3.0%)
Conoco Funding Co.
 5.45%, due 10/15/06.............    5,000,000      5,122,150
Phillips Petroleum Co.
 8.50%, due 5/25/05..............    6,000,000      6,706,266
                                                 ------------
                                                   11,828,416
                                                 ------------
PAPER & FOREST PRODUCTS (0.8%)
Weyerhaeuser Co.
 7.375%, due 3/15/32 (a).........    3,000,000      3,044,985
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
ROAD & RAIL (1.1%)
Norfolk Southern Corp.
 7.80%, due 5/15/27..............  $ 4,000,000   $  4,440,636
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31...............    5,000,000      3,861,455
Cingular Wireless
 6.50%, due 12/15/11 (a).........    2,500,000      2,327,968
                                                 ------------
                                                    6,189,423
                                                 ------------
Total Corporate Bonds (Cost
 $144,294,128)...................                 142,940,510
                                                 ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (56.5%)
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (6.3%)
 5.125%, due 2/13/04.............   12,000,000     12,451,152
 5.375%, due 11/15/11............    5,000,000      5,004,910
 5.91%, due 8/25/03..............    7,000,000      7,270,311
                                                 ------------
                                                   24,726,373
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (17.7%)
 5.50%, due 5/1/16...............   10,762,091     10,786,941
 6.00%, due 2/1/14 - 10/1/28.....    8,937,890      9,066,224
 6.50%, due 11/1/09 - 12/1/31....   29,246,027     29,958,250
 7.00%, due 2/1/27 - 4/1/31......   12,568,783     13,051,702
 7.50%, due 7/1/28...............    1,996,988      2,103,825
 8.00%, due 5/1/25 - 12/1/29.....    3,446,867      3,680,796
                                                 ------------
                                                   68,647,738
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION I (MORTGAGE
 PASS-THROUGH SECURITIES) (4.0%)
 6.00%, due 2/15/32..............    4,933,810      4,937,762
 6.50%, due 4/15/32..............    4,988,082      5,099,146
 7.00%, due 7/15/31..............    4,452,066      4,632,179
 9.00%, due 4/15/26..............      727,385        797,393
                                                 ------------
                                                   15,466,480
                                                 ------------
UNITED STATES TREASURY BONDS (5.8%)
 5.375%, due 2/15/31.............   12,500,000     12,240,238
 6.25%, due 5/15/30..............    5,000,000      5,416,210
 7.125%, due 2/15/23.............    4,000,000      4,708,084
                                                 ------------
                                                   22,364,532
                                                 ------------
UNITED STATES TREASURY NOTES (22.7%)
 3.00%, due 2/29/04..............    4,000,000      4,023,280
 3.25%, due 5/31/04..............    4,000,000      4,030,624
 4.375%, due 5/15/07.............   21,000,000     21,288,750
 4.625%, due 5/15/06.............   11,000,000     11,330,000

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
UNITED STATES TREASURY NOTES (Continued)
 4.875%, due 2/15/12.............  $16,000,000   $ 16,060,000
 5.00%, due 2/15/11..............    3,000,000      3,050,778
 5.75%, due 11/15/05.............   22,500,000     24,011,730
 6.25%, due 2/15/07..............    4,000,000      4,376,944
                                                 ------------
                                                   88,172,106
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $214,265,146).............                 219,377,229
                                                 ------------

YANKEE BONDS (2.9%)
FOREIGN GOVERNMENTS (2.9%)
Province of British Columbia
 4.63%, due 10/3/06..............    5,000,000      5,062,200
Province of Ontario
 5.50%, due 10/1/08..............    6,000,000      6,227,100
                                                 ------------
                                                   11,289,300
                                                 ------------
Total Yankee Bonds
 (Cost $10,954,243)..............                  11,289,300
                                                 ------------
Total Long-Term Bonds
 (Cost $369,513,517).............                 373,607,039
                                                 ------------

SHORT-TERM INVESTMENTS (2.5%)
COMMERCIAL PAPER (2.5%)
American Express Credit Corp.
 1.97%, due 7/1/02...............    4,720,000      4,719,483
First Data Corp.
 1.78%, due 7/2/02...............    3,000,000      2,999,555
Virginia Electric and Power Co.
 1.77%, due 7/10/02..............    2,000,000      1,998,918
                                                 ------------
Total Short-Term Investments
 (Cost $9,717,956)...............                   9,717,956
                                                 ------------
Total Investments
 (Cost $379,231,473) (b).........         98.8%   383,324,995(c)
Cash and Other Assets,
 Less Liabilities................          1.2      4,570,942
                                   -----------   ------------
Net Assets.......................        100.0%  $387,895,937
                                   ===========   ============

------------
(a)  May be sold to institutional investors only.
(b) The cost for federal income tax purposes is $379,239,775.
(c) At June 30, 2002 net unrealized appreciation was $4,085,220, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,551,237 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,466,017.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $379,231,473).........   $383,324,995
Cash.....................................            268
Receivables:
  Investment securities sold.............     11,547,696
  Interest...............................      4,832,947
  Fund shares sold.......................        419,809
                                            ------------
        Total assets.....................    400,125,715
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     11,828,030
  Fund shares redeemed...................        138,224
  Shareholder communication..............         92,626
  Adviser................................         74,375
  Administrator..........................         59,500
Accrued expenses.........................         37,023
                                            ------------
        Total liabilities................     12,229,778
                                            ------------
Net assets applicable to outstanding
  shares.................................   $387,895,937
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    290,810
Additional paid-in capital...............    379,525,407
Accumulated undistributed net investment
  income.................................      9,864,427
Accumulated net realized loss on
  investments............................     (5,878,229)
Net unrealized appreciation on
  investments............................      4,093,522
                                            ------------
Net assets applicable to outstanding
  shares.................................   $387,895,937
                                            ============
Shares of capital stock outstanding......     29,081,020
                                            ============
Net asset value per share outstanding....   $      13.34
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $ 10,814,234
                                            ------------
Expenses:
  Advisory...............................        466,148
  Administration.........................        372,919
  Shareholder communication..............         58,303
  Professional...........................         31,907
  Directors..............................          6,638
  Portfolio pricing......................          1,637
  Miscellaneous..........................         12,255
                                            ------------
        Total expenses...................        949,807
                                            ------------
Net investment income....................      9,864,427
                                            ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments.........        (57,370)
Net change in unrealized appreciation on
  investments............................     (3,124,540)
                                            ------------
Net realized and unrealized loss on
  investments............................     (3,181,910)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  6,682,517
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  9,864,427   $ 17,209,286
  Net realized gain (loss) on investments...................       (57,370)     2,950,968
  Net change in unrealized appreciation on investments......    (3,124,540)     5,488,633
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     6,682,517     25,648,887
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................      (209,054)   (17,222,825)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    39,497,206    118,047,838
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       209,054     17,222,825
                                                              ------------   ------------
                                                                39,706,260    135,270,663
  Cost of shares redeemed...................................   (31,266,344)   (28,286,725)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................     8,439,916    106,983,938
                                                              ------------   ------------
Net increase in net assets..................................    14,913,379    115,410,000
NET ASSETS:
Beginning of period.........................................   372,982,558    257,572,558
                                                              ------------   ------------
End of period...............................................  $387,895,937   $372,982,558
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  9,864,427   $    209,054
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                       YEAR ENDED DECEMBER 31
                                                   2002*           2001       2000       1999          1998       1997
                                                 -----------------------------------------------------------------------
Net asset value at beginning of period.........   $  13.11       $  12.59   $  12.24   $  13.23      $  13.14   $  12.83
                                                  --------       --------   --------   --------      --------   --------
Net investment income..........................       0.34           0.65       0.85       0.78          0.74       0.88
Net realized and unrealized gain (loss) on
  investments..................................      (0.10)          0.52       0.35      (0.99)         0.46       0.35
                                                  --------       --------   --------   --------      --------   --------
Total from investment operations...............       0.24           1.17       1.20      (0.21)         1.20       1.23
                                                  --------       --------   --------   --------      --------   --------
Less dividends and distributions:
  From net investment income...................      (0.01)         (0.65)     (0.85)     (0.78)        (0.74)     (0.88)
  From net realized gain on investments........         --             --         --      (0.00)(a)     (0.37)     (0.04)
                                                  --------       --------   --------   --------      --------   --------
Total dividends and distributions..............      (0.01)         (0.65)     (0.85)     (0.78)        (1.11)     (0.92)
                                                  --------       --------   --------   --------      --------   --------
Net asset value at end of period...............   $  13.34       $  13.11   $  12.59   $  12.24      $  13.23   $  13.14
                                                  ========       ========   ========   ========      ========   ========
Total investment return........................       1.80%(b)       9.27%      9.82%     (1.53%)        9.12%      9.65%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income........................       5.29%+         5.66%      6.37%      5.86%         5.86%      6.42%
  Expenses.....................................       0.51%+         0.52%      0.51%      0.50%         0.52%      0.50%
Portfolio turnover rate........................         23%            54%        58%       161%          206%       187%
Net assets at end of period (in 000's).........   $387,896       $372,983   $257,573   $287,361      $277,392   $228,949

------------
(a)  Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (98.8%)+
                                     SHARES         VALUE
                                   ---------------------------
AEROSPACE & DEFENSE (5.1%)
General Dynamics Corp. ..........     250,600   $   26,651,310
United Technologies Corp. .......     415,700       28,226,030
                                                --------------
                                                    54,877,340
                                                --------------
AIR FREIGHT & LOGISTICS (1.6%)
FedEx Corp. .....................     314,700       16,804,980
                                                --------------
AUTOMOBILES (3.8%)
Harley-Davidson, Inc. ...........     785,700       40,282,839
                                                --------------

BANKS (4.2%)
Bank Of America Corp. ...........     322,300       22,677,028
Fifth Third Bancorp..............     338,900       22,587,685
                                                --------------
                                                    45,264,713
                                                --------------
BEVERAGES (2.3%)
Coca-Cola Co. (The)..............     143,300        8,024,800
PepsiCo, Inc. ...................     344,900       16,624,180
                                                --------------
                                                    24,648,980
                                                --------------
BIOTECHNOLOGY (1.3%)
Amgen Inc. (a)...................     344,000       14,406,720
                                                --------------

COMMERCIAL SERVICES & SUPPLIES (4.2%)
Cendant Corp. (a)................   1,307,500       20,763,100
Concord EFS, Inc. (a)............     443,200       13,358,048
First Data Corp. ................     282,400       10,635,184
                                                --------------
                                                    44,756,332
                                                --------------
COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems, Inc. (a)..........   1,200,900       16,752,555
                                                --------------
COMPUTERS & PERIPHERALS (1.0%)
International Business Machines
 Corp. ..........................     144,600       10,411,200
                                                --------------

DIVERSIFIED FINANCIALS (9.1%)
American Express Co. ............     444,000       16,126,080
Citigroup Inc. ..................     702,062       27,204,902
Fannie Mae.......................     254,100       18,739,875
Household International, Inc. ...     214,000       10,635,800
MBNA Corp. ......................     163,100        5,393,717
Morgan Stanley...................     319,900       13,781,292
State Street Corp. ..............     126,200        5,641,140
                                                --------------
                                                    97,522,806
                                                --------------
FOOD & DRUG RETAILING (3.3%)
Sysco Corp. .....................     524,300       14,271,446
Walgreen Co. ....................     534,000       20,628,420
                                                --------------
                                                    34,899,866
                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Baxter International Inc. (a)....     745,000       33,107,800
Medtronic, Inc. .................     139,200        5,964,720
                                                --------------
                                                    39,072,520
                                                --------------

                                     SHARES         VALUE
                                   ---------------------------
HEALTH CARE PROVIDERS & SERVICES (13.0%)
Cardinal Health, Inc. ...........     329,100   $   20,210,031
HCA Inc. ........................     482,400       22,914,000
Laboratory Corp. of America
 Holdings (a)....................     244,400       11,156,860
Tenet Healthcare Corp. (a).......     294,200       21,050,010
UnitedHealth Group Inc. (a)......     518,100       47,432,055
WellPoint Health Networks Inc.
 (a).............................     202,600       15,764,306
                                                --------------
                                                   138,527,262
                                                --------------
HOTELS, RESTAURANTS & LEISURE (0.5%)
Starwood Hotels & Resorts
 Worldwide, Inc. (a).............     156,200        5,137,418
                                                --------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive Co. ...........     274,800       13,753,740
                                                --------------

INSURANCE (1.4%)
Marsh & McLennan Cos., Inc. .....     151,600       14,644,560
                                                --------------

IT CONSULTING & SERVICES (0.7%)
SunGard Data Systems Inc. (a)....     302,200        8,002,256
                                                --------------

MACHINERY (1.8%)
Illinois Tool Works Inc. ........     283,300       19,525,036
                                                --------------

MEDIA (3.5%)
Clear Channel Communications,
 Inc. (a)........................     296,488        9,493,546
Omnicom Group Inc. ..............     217,200        9,947,760
Viacom Inc. Class B (a)..........     243,559       10,806,713
Walt Disney Co. (The) (a)........     393,400        7,435,260
                                                --------------
                                                    37,683,279
                                                --------------
MULTILINE RETAIL (7.9%)
Costco Wholesale Corp. (a).......     299,400       11,562,828
Kohl's Corp. (a).................     444,600       31,157,568
Target Corp. ....................     476,700       17,704,638
Wal-Mart Stores, Inc. ...........     441,400       24,281,414
                                                --------------
                                                    84,706,448
                                                --------------
PHARMACEUTICALS (4.7%)
Johnson & Johnson................     453,300       23,689,458
Pfizer Inc. .....................     759,400       26,579,000
                                                --------------
                                                    50,268,458
                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.4%)
Analog Devices, Inc. (a).........     345,600       10,264,320
Applied Materials, Inc. (a)......     678,200       12,899,364
Intel Corp. .....................   1,053,400       19,245,618
KLA-Tencor Corp. (a).............     264,600       11,639,754
Texas Instruments Inc. ..........     636,100       15,075,570
Xilinx, Inc. (a).................     424,800        9,528,264
                                                --------------
                                                    78,652,890
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   ---------------------------
SOFTWARE (3.9%)
Microsoft Corp. (a)..............     662,700   $   35,865,324
Oracle Corp. (a).................     636,300        6,025,761
                                                --------------
                                                    41,891,085
                                                --------------
SPECIALTY RETAIL (10.4%)
Bed Bath & Beyond Inc. (a).......     862,200       32,539,428
Best Buy Co., Inc. (a)...........     381,300       13,841,190
Gap, Inc. (The)..................     590,600        8,386,520
Home Depot, Inc. (The)...........     523,750       19,237,337
Lowe's Cos., Inc. ...............     505,300       22,940,620
TJX Cos., Inc. (The).............     752,200       14,750,642
                                                --------------
                                                   111,695,737
                                                --------------
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
NIKE, Inc. Class B...............     211,300       11,336,245
                                                --------------
Total Common Stocks
 (Cost $1,092,063,542)...........                1,055,525,265
                                                --------------

SHORT-TERM INVESTMENT (0.6%)
                                   PRINCIPAL
                                   ----------
COMMERCIAL PAPER (0.6%)
General Electric Capital Co.
 1.70%, due 7/1/02...............  $6,385,000        6,384,397
                                                --------------
Total Short-Term Investment
 (Cost $6,384,397)...............                    6,384,397
                                                --------------
Total Investments
 (Cost $1,098,447,939) (b).......        99.4%   1,061,909,662(c)
Cash and Other Assets, Less
 Liabilities.....................         0.6        6,644,748
                                   ----------   --------------
Net Assets.......................       100.0%  $1,068,554,410
                                   ==========   ==============

WRITTEN CALL OPTION (-0.0%)(d)
                                 NUMBER
                                   OF
                               CONTRACTS(e)       VALUE
                               -----------------------------
COMPUTERS & PERIPHERALS (-0.0%) (d)
International Business
 Machines Corp.
 Strike Price $80.00
 Expire 7/20/02 (a)..........         (600)   $      (36,000)
                                              --------------
Total Written Call Option
 (Premium ($88,197)).........                 $      (36,000)
                                              ==============

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $1,098,790,337.
(c) At June 30, 2002 net unrealized depreciation was $36,880,675, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $115,012,789 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $151,893,464.
(d) Less than one tenth of a percent.
(e) One contract relates to 100 shares.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,098,447,939).....   $1,061,909,662
Cash...................................            2,972
Receivables:
  Investment securities sold...........       10,630,877
  Dividends............................          596,814
  Fund shares sold.....................           20,201
                                          --------------
        Total assets...................    1,073,160,526
                                          --------------
LIABILITIES:
Written call option, at value
  (premium received $88,197) (Note
  2(K))................................           36,000
Payables:
  Investment securities purchased......        2,270,734
  Fund shares redeemed.................        1,299,296
  Adviser..............................          309,612
  Administrator........................          172,007
  Custodian............................           23,314
Accrued expenses.......................          495,153
                                          --------------
        Total liabilities..............        4,606,116
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,068,554,410
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share)
  200 million shares authorized........   $      555,124
Additional paid-in capital.............    1,250,823,135
Accumulated undistributed net
  investment income....................           15,263
Accumulated net realized loss on
  investments..........................     (146,353,032)
Net unrealized depreciation
  on investments and written call
  option...............................      (36,486,080)
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,068,554,410
                                          ==============
Shares of capital stock outstanding....       55,512,398
                                          ==============
Net asset value per share
  outstanding..........................   $        19.25
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends............................   $    3,711,482
  Interest.............................          139,825
                                          --------------
        Total income...................        3,851,307
                                          --------------
Expenses:
  Advisory.............................        2,191,937
  Administration.......................        1,217,743
  Shareholder communication............          260,821
  Professional.........................           67,250
  Custodian............................           52,039
  Directors............................           23,095
  Miscellaneous........................           23,159
                                          --------------
        Total expenses.................        3,836,044
                                          --------------
Net investment income..................           15,263
                                          --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  WRITTEN CALL OPTION:
Net realized loss on investments.......      (25,418,893)
                                          --------------
Net change in unrealized appreciation
  on:
  Security transactions................     (222,114,705)
  Written call option transactions.....           52,197
                                          --------------
Net unrealized loss on investments and
  written call option transactions.....     (222,062,508)
                                          --------------
Net realized and unrealized loss on
  investments and written call option
  transactions.........................     (247,481,401)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (247,466,138)
                                          ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                   2002             2001
                                                              ----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $       15,263   $    1,333,558
  Net realized loss on investments..........................     (25,418,893)    (114,643,069)
  Net change in unrealized appreciation on investments and
    written call option transactions........................    (222,062,508)    (310,652,141)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (247,466,138)    (423,961,652)
                                                              --------------   --------------
Dividends to shareholders:
  From net investment income................................         (19,358)      (1,314,200)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     174,292,899      309,364,121
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................          19,358        1,314,200
                                                              --------------   --------------
                                                                 174,312,257      310,678,321
  Cost of shares redeemed...................................    (204,071,151)    (353,379,786)
                                                              --------------   --------------
  Decrease in net assets derived from capital share
    transactions............................................     (29,758,894)     (42,701,465)
                                                              --------------   --------------
Net decrease in net assets..................................    (277,244,390)    (467,977,317)
NET ASSETS:
Beginning of period.........................................   1,345,798,800    1,813,776,117
                                                              --------------   --------------
End of period...............................................  $1,068,554,410   $1,345,798,800
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  period....................................................  $       15,263   $       19,358
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                         SIX MONTHS
                                           ENDED
                                          JUNE 30,                              YEAR ENDED DECEMBER 31
                                           2002*           2001         2000             1999             1998         1997
                                         -------------------------------------------------------------------------------------
Net asset value at beginning of
  period...............................  $   23.64      $    30.81   $    36.98       $    30.61       $    22.39   $    18.39
                                         ----------     ----------   ----------       ----------       ----------   ----------
Net investment income (loss)...........       0.00(a)         0.02        (0.05)(b)        (0.02)(b)         0.03         0.00(a)
Net realized and unrealized gain (loss)
  on investments.......................      (4.39)          (7.17)       (3.73)            7.79             8.51         4.31
                                         ----------     ----------   ----------       ----------       ----------   ----------
Total from investment operations.......      (4.39)          (7.15)       (3.78)            7.77             8.54         4.31
                                         ----------     ----------   ----------       ----------       ----------   ----------
Less dividends and distributions:
  From net investment income...........      (0.00)(a)       (0.02)          --               --            (0.03)       (0.00)(a)
  From net realized gain on
    investments........................         --              --        (2.39)           (1.40)           (0.29)       (0.31)
                                         ----------     ----------   ----------       ----------       ----------   ----------
Total dividends and distributions......      (0.00)(a)       (0.02)       (2.39)           (1.40)           (0.32)       (0.31)
                                         ----------     ----------   ----------       ----------       ----------   ----------
Net asset value at end of period.......  $   19.25      $    23.64   $    30.81       $    36.98       $    30.61   $    22.39
                                         ==========     ==========   ==========       ==========       ==========   ==========
Total investment return................     (18.56%)(c)     (23.22%)     (10.72%)          25.41%           38.14%       23.49%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income (loss).........       0.00%+(d)       0.09%       (0.15%)          (0.05%)           0.11%        0.00%(d)
  Expenses.............................       0.63%+          0.63%        0.63%            0.62%            0.64%        0.65%
Portfolio turnover rate................         43%             46%          33%              37%              27%          34%
Net assets at end of period (in
  000's)...............................  $1,068,554     $1,345,799   $1,813,776       $1,848,514       $1,236,864   $  763,079

------------
(a)  Less than one cent per share.
(b) Per share data based on average shares outstanding during the period.
(c) Total return is not annualized.
(d) Less than one-hundredth of a percent.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

SHORT-TERM INVESTMENTS (100.0%)+
                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
BANK NOTES (2.0%)
First Union National Bank
 Series 1
 2.16%, due 9/6/02 (b)(c)........  $ 7,500,000   $  7,502,042
International Bank for
 Reconstruction & Development
 (Discount Note)
 1.75%, due 8/22/02..............    2,200,000      2,194,439
                                                 ------------
                                                    9,696,481
                                                 ------------

CERTIFICATES OF DEPOSIT (4.2%)
(Euro Certificates of Deposit)
Barclays Bank PLC
 1.81%, due 9/10/02 (c)..........    4,000,000      3,999,988
(Yankee Certificates of Deposit)
Bayerische Landesbank
 Girozentrale New York
 Series F
 7.10%, due 7/5/02 (c)...........    3,740,000      3,742,093
Lloyds Bank PLC New York
 1.79%, due 9/25/02 (c)..........    4,000,000      4,000,190
Quebec (Province of)
 7.50%, due 7/15/02 (c)..........    4,000,000      4,006,989
UBS AG Stamford CT
 4.01%, due 7/2/02 (c)...........    4,000,000      4,000,133
                                                 ------------
                                                   19,749,393
                                                 ------------
COMMERCIAL PAPER (42.9%)
Abbey National North America
 1.80%, due 8/30/02..............    4,000,000      3,988,000
Abbott National Laboratories
 1.74%, due 8/20/02 (a)..........    4,000,000      3,995,698
 1.76%, due 7/23/02 (a)..........    4,000,000      3,990,333
ABN-AMRO North America Finance,
 Inc.
 1.86%, due 7/8/02...............    4,000,000      3,998,553
American Express Credit Corp.
 1.98%, due 7/22/02..............    4,000,000      3,995,380
American General Finance Corp.
 1.80%, due 8/19/02-8/20/02......    8,000,000      7,980,200
ANZ (DE), Inc.
 1.78%, due 9/5/02...............    4,000,000      3,986,947
 1.79%, due 7/29/02..............    4,000,000      3,994,431
Atlantis One Funding Corp.
 1.78%, due 7/25/02 (a)..........    3,100,000      3,096,321
 1.79%, due 8/26/02 (a)..........    3,000,000      2,991,647
Barclays U.S. Funding Corp.
 1.80%, due 9/4/02...............    4,000,000      3,987,000
Bayerische Hypo-und Vereinsbank
 AG
 1.77%, due 9/17/02..............    4,000,000      3,984,660
 1.80%, due 7/24/02..............    3,000,000      2,996,550
ChevronTexaco Corp.
 1.75%, due 8/13/02..............    4,000,000      3,991,639
 1.77%, due 7/30/02..............    4,000,000      3,994,297

                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
COMMERCIAL PAPER (Continued)
Deutsche Bank Financial, Inc.
 1.99%, due 7/23/02..............  $ 4,000,000   $  3,995,148
Dexia Delaware LLC
 1.77%, due 7/23/02..............    4,000,000      3,995,673
FCAR Owner Trust
 1.81%, due 8/27/02..............    4,000,000      3,988,537
General Electric Capital Corp.
 2.09%, due 8/22/02..............    3,875,000      3,863,302
Halifax PLC
 1.77%, due 7/10/02..............    4,000,000      3,998,230
Harvard University
 1.74%, due 9/9/02...............    4,000,000      3,986,467
 1.76%, due 8/12/02..............    4,000,000      3,991,786
ING America Insurance Holdings
 1.77%, due 8/5/02...............    4,000,000      3,993,117
 1.81%, due 8/6/02...............    4,000,000      3,992,760
KFW International Finance, Inc.
 1.77%, due 8/13/02..............    4,000,000      3,994,232
 1.79%, due 7/30/02..............    4,000,000      3,991,544
Lloyds Bank PLC
 1.80%, due 8/14/02..............    4,000,000      3,991,200
Merrill Lynch & Co., Inc.
 1.76%, due 10/18/02.............    4,000,000      3,978,684
Metlife Funding Inc.
 1.79%, due 8/20/02..............    4,000,000      3,990,056
Morgan Stanley Dean Witter & Co.
 1.76%, due 9/23/02..............    4,000,000      3,983,573
 1.79%, due 7/9/02...............    4,000,000      3,998,409
Nationwide Building Society
 1.93%, due 8/9/02...............    4,000,000      3,991,637
Nestle Capital Corp.
 1.75%, due 8/5/02-9/24/02 (a)...    8,000,000      7,976,667
Prudential Funding LLC
 1.78%, due 7/12/02..............    4,000,000      3,997,824
Prudential Funding PLC
 1.77%, due 8/30/02 (a)..........    4,000,000      3,988,200
 1.80%, due 7/26/02 (a)..........    4,000,000      3,995,000
Rio Tinto America, Inc.
 1.77%, due 9/17/02 (a)..........    4,297,000      4,280,521
Santander Hispano Finance
 Delaware, Inc.
 1.86%, due 9/12/02..............    4,000,000      3,984,913
Shell Finance (U.K.) PLC
 1.77%, due 8/29/02..............    4,000,000      3,988,397
 1.80%, due 8/2/02...............    4,000,000      3,993,600
Societe Generale N.A., Inc.
 1.80%, due 9/30/02..............    4,000,000      3,981,800
 1.85%, due 8/16/02..............    4,000,000      3,990,544
Svenska Handelsbanken AB
 1.79%, due 8/6/02...............    4,000,000      3,992,840
 1.82%, due 7/18/02..............    4,000,000      3,996,562

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
COMMERCIAL PAPER (Continued)
Swiss Re Financial Products
 1.77%, due 8/23/02 (a)..........  $ 3,000,000   $  2,992,182
 1.78%, due 8/14/02 (a)..........    4,000,000      3,991,298
UBS Finance Delaware LLC
 1.76%, due 8/6/02...............    4,000,000      3,992,960
 1.94%, due 8/22/02..............    4,000,000      3,988,791
Unicredit Delaware Inc.
 1.77%, due 9/23/02..............    3,000,000      2,987,610
United Parcel Service
 1.74%, due 9/5/02...............    4,000,000      3,987,240
                                                 ------------
                                                  202,802,960
                                                 ------------
CORPORATE BONDS (4.1%)
Bank of America Corp.
 7.75%, due 7/15/02 (c)..........    4,500,000      4,509,753
General Electric Capital Corp.
 1.87%, due 7/9/03 (b)(c)........    4,000,000      4,000,000
Permanent Financing PLC
 Series 1 Class 1A
 1.82%, due 6/10/03 (b)(c).......    4,000,000      4,000,000
SBC Communications Inc.
 1.86%, due 3/14/03 (a)(b)(c)....    2,000,000      2,000,000
Wells Fargo & Co.
 6.50%, due 9/3/02 (c)...........    5,000,000      5,037,869
                                                 ------------
                                                   19,547,622
                                                 ------------
MEDIUM-TERM NOTES (4.4%)
American Express Credit Corp.
 Series B
 1.83%, due 4/8/03 (b)(c)........    4,000,000      4,000,000
Ford Credit Auto Owner Trust
 Series 2002-B Class A1
 2.01%, due 3/17/03 (c)..........    1,955,901      1,955,901
Goldman Sachs Group, Inc.
 Series B
 2.08%, due 8/21/02 (b)(c).......    4,000,000      4,001,167
Merrill Lynch & Co., Inc.
 Series B
 2.01%, due 8/15/02 (b)(c).......    4,000,000      4,000,921
Salomon Smith Barney Holdings,
 Inc.
 Series I
 1.97%, due 9/20/02 (b)(c).......    4,000,000      4,001,197
 2.06%, due 8/7/02 (b)(c)........    3,000,000      3,000,609
                                                 ------------
                                                   20,959,795
                                                 ------------
MORTGAGE-BACKED SECURITY (1.3%)
COMMERCIAL MORTGAGE LOAN
 (COLLATERALIZED MORTGAGE OBLIGATION) (1.3%)
Holmes Financing PLC
 Series 5 Class 1A
 1.85%, due 10/15/02 (b)(c)......    6,000,000      6,000,000
                                                 ------------

                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------

U.S. GOVERNMENT & FEDERAL AGENCIES (38.2%)
Federal Home Loan Bank (Discount Notes)
 1.67%, due 7/1/02...............  $ 4,000,000   $  4,000,000
 1.70%, due 9/16/02..............    4,000,000      3,985,456
 1.73%, due 9/11/02..............    4,000,000      3,986,160
 1.74%, due 9/13/02..............    5,000,000      4,982,168
 1.76%, due 7/19/02-8/7/02.......    8,000,000      7,989,244
Federal National Mortgage Association
 (Discount Notes)
 1.75%, due 8/28/02-9/18/02......   12,000,000     11,962,019
 1.76%, due 7/24/02..............    4,000,000      3,995,502
 1.77%, due 7/17/02-7/31/02......    7,300,000      7,291,511
 1.86%, due 8/23/02..............    5,000,000      4,986,309
 1.91%, due 8/29/02..............    4,000,000      3,987,479
Freddie Mac (Discount Notes)
 1.70%, due 7/3/02...............    5,000,000      4,999,528
 1.72%, due 8/21/02..............    4,000,000      3,990,253
 1.73%, due 10/23/02.............    5,100,000      5,072,061
 1.75%, due 7/9/02-9/30/02.......   24,300,000     24,222,255
 1.76%, due 8/1/02-8/8/02........   13,000,000     12,977,560
 1.77%, due 7/25/02..............    4,000,000      3,995,280
 1.80%, due 8/30/02..............    4,000,000      3,988,000
 1.81%, due 8/26/02..............    4,377,000      4,364,676
 1.95%, due 9/20/02..............    5,000,000      4,978,063
United States Treasury Bills
 1.64%, due 10/17/02.............    4,000,000      3,980,320
 1.65%, due 8/1/02...............    4,000,000      3,994,334
 1.66%, due 10/24/02.............    4,000,000      3,978,789
 1.67%, due 10/3/02-10/10/02.....    8,000,000      7,963,817
 1.68%, due 9/26/02..............    7,000,000      6,971,580
 1.70%, due 9/12/02-9/19/02......    5,500,000      5,479,716
 1.74%, due 8/22/02..............    5,000,000      4,987,434
United States Treasury Note
 3.63%, due 7/15/02 (c)(d).......   15,500,000     17,402,961
                                                 ------------
                                                  180,512,475
                                                 ------------

                                      SHARES
                                    ---------
INVESTMENT COMPANY (2.9%)
Merrill Lynch Premier
 Institutional Fund..............   13,529,029     13,529,029
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $472,797,755)
 (e).............................        100.0%   472,797,755
Cash and Other Assets, Less
 Liabilities.....................          0.0(f)      112,293
                                   -----------   ------------
Net Assets.......................        100.0%  $472,910,048
                                   ===========   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at June 30, 2002.
(c) Coupon interest bearing security.
(d) Treasury Inflation Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(e) The cost stated also represents the aggregate cost for federal income tax purposes.
(f) Less than one tenth of a percent.

The table below sets forth the diversification of Cash
Management Portfolio investments by industry.

INDUSTRY DIVERSIFICATION

                                  AMORTIZED
                                     COST        PERCENT+
                                 ------------------------
Auto Leases....................  $  1,955,901       0.4%
Banks #........................   134,077,006      28.4
Brokerage......................     3,978,684       0.8
Commercial Services
  Specialized..................     3,987,240       0.8
Conglomerates..................     3,863,302       0.8
Consumer Financial Services....    10,978,860       2.3
Diversified Financial
  Services.....................     4,000,000       0.9
Education......................     7,978,253       1.7
Finance........................    10,000,000       2.1
Foreign Government.............     1,812,550       0.4
Health Care-Medical Products...     7,986,031       1.7
Insurance......................    11,978,024       2.5
Insurance-Life & Health........     7,983,200       1.7
Investment Bank/Brokerage......    22,985,877       4.9
Investment Company.............    13,529,029       2.9
Metals-Miscellaneous...........     4,280,521       0.9
Oil-Integrated Domestic........     7,985,936       1.7
Special Purpose Finance........    30,924,866       6.5
Telephone......................     2,000,000       0.4
U.S. Government & Federal
  Agencies.....................   180,512,475      38.2
                                 ------------     ------
                                  472,797,755     100.0
Cash and Other Assets, Less
  Liabilities..................       112,293       0.0*
                                 ------------     ------
Net Assets.....................  $472,910,048     100.0%
                                 ============     ======

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' acceptances and securities guaranteed by banks and bank holding companies.
* Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (amortized cost $472,797,755)..........   $472,797,755
Cash.....................................         50,672
Receivables:
  Investment securities sold.............     14,975,000
  Fund shares sold.......................      3,307,882
  Interest...............................      1,076,213
                                            ------------
        Total assets.....................    492,207,522
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................     18,297,637
  Shareholder communication..............        166,639
  Adviser................................         96,679
  Administrator..........................         77,343
  Custodian..............................         11,381
Accrued expenses.........................         33,191
Dividend payable.........................        614,604
                                            ------------
        Total liabilities................     19,297,474
                                            ------------
Net assets applicable to outstanding
  shares.................................   $472,910,048
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 700 million shares authorized...   $  4,728,859
Additional paid-in capital...............    468,151,711
Accumulated undistributed net realized
  gain on investments....................         29,478
                                            ------------
Net assets applicable to outstanding
  shares.................................   $472,910,048
                                            ============
Shares of capital stock outstanding......    472,885,920
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  4,713,186
                                            ------------
Expenses:
  Advisory...............................        570,555
  Administration.........................        456,444
  Shareholder communication..............        113,349
  Professional...........................         32,619
  Custodian..............................         20,643
  Directors..............................          8,069
  Miscellaneous..........................          8,883
                                            ------------
        Total expenses...................      1,210,562
                                            ------------
Net investment income....................      3,502,624
                                            ------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........         26,814
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  3,529,438
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                   2002              2001
                                                              ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $     3,502,624   $    13,966,087
  Net realized gain on investments..........................           26,814             3,086
                                                              ---------------   ---------------
  Net increase in net assets resulting from operations......        3,529,438        13,969,173
                                                              ---------------   ---------------
Dividends and distributions to shareholders:
  From net investment income................................       (3,502,624)      (13,966,087)
  From net realized gain on investments.....................               --            (1,363)
                                                              ---------------   ---------------
    Total dividends and distributions to shareholders.......       (3,502,624)      (13,967,450)
                                                              ---------------   ---------------
Capital share transactions:
  Net proceeds from sale of shares..........................    1,172,283,057     2,112,270,966
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............        2,926,807        13,931,327
                                                              ---------------   ---------------
                                                                1,175,209,864     2,126,202,293
  Cost of shares redeemed...................................   (1,183,497,849)   (1,950,947,991)
                                                              ---------------   ---------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................       (8,287,985)      175,254,302
                                                              ---------------   ---------------
Net increase (decrease) in net assets.......................       (8,261,171)      175,256,025
NET ASSETS:
Beginning of period.........................................      481,171,219       305,915,194
                                                              ---------------   ---------------
End of period...............................................  $   472,910,048   $   481,171,219
                                                              ===============   ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                SIX MONTHS
                                                  ENDED
                                                 JUNE 30,                           YEAR ENDED DECEMBER 31
                                                  2002*          2001           2000       1999           1998           1997
                                                -------------------------------------------------------------------------------
Net asset value at beginning of period........   $   1.00      $   1.00       $   1.00   $   1.00       $   1.00       $   1.00
                                                 --------      --------       --------   --------       --------       --------
Net investment income.........................       0.01          0.04           0.06       0.05           0.05           0.05
                                                 --------      --------       --------   --------       --------       --------
Less dividends and distributions:
  From net investment income..................      (0.01)        (0.04)         (0.06)     (0.05)         (0.05)         (0.05)
  From net realized gain on investments.......         --         (0.00)(a)         --      (0.00)(a)      (0.00)(a)         --
                                                 --------      --------       --------   --------       --------       --------
Total dividends and distributions.............      (0.01)        (0.04)         (0.06)     (0.05)         (0.05)         (0.05)
                                                 --------      --------       --------   --------       --------       --------
Net asset value at end of period..............   $   1.00      $   1.00       $   1.00   $   1.00       $   1.00       $   1.00
                                                 ========      ========       ========   ========       ========       ========
Total investment return.......................       0.77%(b)      3.84%          6.06%      4.84%          5.18%          5.25%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.......................       1.53%+        3.57%          5.87%      4.79%          5.05%          5.13%
  Expenses....................................       0.53%+        0.54%          0.52%      0.51%          0.54%          0.54%
Net assets at end of period (in 000's)........   $472,910      $481,171       $305,915   $454,470       $231,552       $140,782

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

CONVERTIBLE SECURITIES (79.7%)+
CONVERTIBLE BONDS (61.8%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
AIRLINES (0.4%)
Continental Airlines, Inc.
 4.50%, due 2/1/07................  $1,180,000   $    879,100
                                                 ------------
BANKS (1.6%)
UBS AG Stamford Connecticut Branch
 Series NDQ
 0.25%, due 4/12/08 (c)...........   1,200,000      1,012,500
 Series SPX
 1.00%, due 4/12/06 (c)...........   2,500,000      2,337,500
                                                 ------------
                                                    3,350,000
                                                 ------------
BIOTECHNOLOGY (3.6%)
Affymetrix, Inc.
 5.00%, due 10/1/06...............   4,650,000      4,132,688
Invitrogen Corp.
 2.25%, due 12/15/06..............     635,000        497,681
Medarex, Inc.
 4.50%, due 7/1/06................   1,700,000      1,232,500
Vertex Pharmaceuticals, Inc.
 5.00%, due 9/19/07...............   2,175,000      1,672,031
                                                 ------------
                                                    7,534,900
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (2.9%)
Cendant Corp.
 (zero coupon), due 2/13/21.......   3,900,000      2,593,500
 3.00%, due 5/4/21................   2,210,000      2,176,850
Quebecor World, Inc.
 6.00%, due 10/1/07...............   1,325,000      1,417,750
                                                 ------------
                                                    6,188,100
                                                 ------------
COMMUNICATIONS EQUIPMENT (2.8%)
Adaptec, Inc.
 4.75%, due 2/1/04................   3,000,000      2,898,750
CIENA Corp.
 3.75%, due 2/1/08................   1,020,000        605,625
Comverse Technology, Inc.
 1.50%, due 12/1/05...............   1,080,000        846,450
Emulex Corp.
 1.75%, due 2/1/07 (c)............     310,000        242,962
Extreme Networks, Inc.
 3.50%, due 12/1/06...............     730,000        612,287
Juniper Networks, Inc.
 4.75%, due 3/15/07...............     310,000        191,425
Tekelec, Inc.
 3.25%, due 11/2/04...............     650,000        525,688
                                                 ------------
                                                    5,923,187
                                                 ------------
DIVERSIFIED FINANCIALS (4.6%)
Franklin Resources, Inc.
 (zero coupon), due 5/11/31 (d)...   3,270,000      1,949,738
JMH Finance Ltd.
 4.75%, due 9/6/07 (c)............   1,705,000      1,655,981
Legg Mason, Inc.
 (zero coupon), due 6/6/31 (d)....   1,450,000        699,625

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    -------------------------
DIVERSIFIED FINANCIALS (Continued)
Lehman Brothers Holdings, Inc.
 0.25%, due 7/8/03................  $1,500,000   $  1,293,750
 Series 1
 0.25%, due 1/5/06................   3,000,000      2,643,750
Merrill Lynch & Co., Inc.
 0.25%, due 5/10/06...............     800,000        676,000
Morgan Stanley Dean Witter & Co.
 (zero coupon), due 8/17/05.......     800,000        705,000
                                                 ------------
                                                    9,623,844
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
At Home Corp.
 4.75%, due 12/15/06 (a)(e).......   2,640,000        686,400
Verizon Global Funding Corp.
 (zero coupon), due 5/15/21.......   3,950,000      2,152,750
 4.25%, due 9/15/05 (c)...........   1,600,000      1,608,000
 5.75%, due 4/1/03................   2,430,000      2,451,870
                                                 ------------
                                                    6,899,020
                                                 ------------
ELECTRICAL EQUIPMENT (0.1%)
SCI Systems, Inc.
 3.00%, due 3/15/07...............     330,000        234,300
                                                 ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Arrow Electronics, Inc.
 (zero coupon), due 2/21/21.......   4,920,000      2,207,850
Thermo Electron Corp.
 4.00%, due 1/15/05...............   2,025,000      1,941,469
                                                 ------------
                                                    4,149,319
                                                 ------------
ENERGY EQUIPMENT & SERVICES (4.3%)
BJ Services Co.
 0.3954%, due 4/24/22 (c).........   1,780,000      1,424,000
Cooper Cameron Corp.
 1.75%, due 5/17/21...............   1,230,000      1,173,112
Diamond Offshore Drilling, Inc.
 1.50%, due 4/15/31...............     660,000        601,425
Global Marine, Inc.
 (zero coupon), due 6/23/20.......   3,150,000      1,630,125
Nabors Industries, Ltd.
 (zero coupon), due 6/20/20.......   1,460,000        934,400
 (zero coupon), due 2/5/21........   1,460,000        861,400
Pride International, Inc.
 (zero coupon), due 4/24/18.......   5,180,000      2,447,550
                                                 ------------
                                                    9,072,012
                                                 ------------
FOOD & DRUG RETAILING (1.1%)
SUPERVALU, Inc.
 (zero coupon), due 11/2/31 (d)...   7,345,000      2,258,587
                                                 ------------

FOOD PRODUCTS (1.0%)
Nestle Holding, Inc.
 3.00%, due 5/9/05................   1,880,000      2,121,016
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CONVERTIBLE BONDS (CONTINUED)

                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
ALZA Corp.
 (zero coupon), due 7/28/20 (d)...  $1,640,000   $  1,254,600
Baxter International, Inc.
 1.25%, due 6/1/21................   2,130,000      2,124,675
Medtronic, Inc.
 1.25%, due 9/15/21...............   2,130,000      2,153,962
                                                 ------------
                                                    5,533,237
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (7.1%)
AmerisourceBergen Corp.
 5.00%, due 12/1/07...............   2,290,000      3,681,175
Community Health Systems, Inc.
 4.25%, due 10/15/08..............   1,910,000      2,015,050
Health Management Associates, Inc.
 0.25%, due 8/16/20...............   1,575,000      1,090,688
HEALTHSOUTH Corp.
 3.25%, due 4/1/03................   1,060,000      1,054,700
Laboratory Corp. of America
 Holdings
 (zero coupon), due 9/11/21 (d)...   3,130,000      2,351,412
Province Healthcare Co.
 4.50%, due 11/20/05..............   1,410,000      1,491,075
Quest Diagnostics, Inc.
 1.75%, due 11/30/21..............   1,795,000      2,091,175
Universal Health Services, Inc.
 0.426%, due 6/23/20..............   1,600,000        994,000
                                                 ------------
                                                   14,769,275
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
Brinker International, Inc.
 (zero coupon), due 10/10/21......   3,000,000      2,006,250
                                                 ------------

INSURANCE (3.2%)
American International Group, Inc.
 0.50%, due 5/15/07...............   2,700,000      2,453,625
Loews Corp.
 3.125%, due 9/15/07..............   1,190,000      1,036,787
USF&G Corp.
 (zero coupon), due 3/3/09........     930,000        676,575
XL Capital Ltd.
 (zero coupon), due 5/23/21.......   4,170,000      2,616,675
                                                 ------------
                                                    6,783,662
                                                 ------------
IT CONSULTING & SERVICES (0.2%)
Electronic Data Systems Corp.
 (zero coupon), due 10/10/21......     620,000        463,450
                                                 ------------

MACHINERY (2.1%)
Danaher Corp.
 (zero coupon), due 1/22/21 (d)...   1,230,000        807,150
Navistar Financial Corp.
 4.75%, due 4/1/09 (c)............   2,100,000      1,869,000
SPX Corp.
 (zero coupon), due 2/6/21 (d)....   2,470,000      1,664,162
                                                 ------------
                                                    4,340,312
                                                 ------------

                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
MEDIA (6.2%)
Adelphia Communications Corp.
 3.25%, due 5/1/21 (a)(e).........  $  730,000   $     80,300
Charter Communications, Inc.
 4.75%, due 6/1/06................     470,000        214,437
Clear Channel Communications, Inc.
 1.50%, due 12/1/02...............   1,800,000      1,761,750
 2.625%, due 4/1/03...............     750,000        712,500
Getty Images, Inc.
 5.00%, due 3/15/07...............     650,000        542,750
Interpublic Group of Companies,
 Inc. (The)
 (zero coupon), due 12/14/21......   1,725,000      1,397,250
Jacor Communications, Inc.
 (zero coupon), due 2/9/18 (d)....   4,310,000      1,971,825
Lamar Advertising Co.
 5.25%, due 9/15/06...............   1,350,000      1,370,250
Liberty Media Corp.
 3.25%, due 3/15/31...............     870,000        822,150
Mediacom Communications Corp.
 5.25%, due 7/1/06................   1,215,000        944,663
News America, Inc.
 (zero coupon), due 2/28/21 (d)...   3,250,000      1,539,688
Omnicom Group, Inc.
 (zero coupon), due 2/7/31 (d)....   1,595,000      1,521,231
                                                 ------------
                                                   12,878,794
                                                 ------------
MULTILINE RETAIL (0.5%)
J.C. Penney Co., Inc.
 5.00%, due 10/15/08..............   1,080,000      1,081,350
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (0.4%)
Calpine Corp.
 4.00%, due 12/26/06..............   1,230,000        920,963
                                                 ------------

PAPER & FOREST PRODUCTS (1.0%)
International Paper Co.
 (zero coupon), due 6/20/21.......   4,070,000      2,162,188
                                                 ------------

PHARMACEUTICALS (3.3%)
IVAX Corp.
 4.50%, due 5/15/08...............   1,540,000      1,155,000
Roche Holdings, Inc.
 Series DTC
 (zero coupon), due 4/20/10
   (c)(d).........................   1,500,000        911,250
 (zero coupon), due 1/19/15
   (c)(d).........................   1,600,000      1,126,000
Teva Pharmaceutical Finance N.V.
 0.75%, due 8/15/21...............   3,690,000      3,648,487
                                                 ------------
                                                    6,840,737
                                                 ------------
SEMICONDUCTOR EQUIPMENT &
 PRODUCTS (3.0%)
Amkor Technology, Inc.
 5.75%, due 6/1/06................     430,000        240,263
ASE Test Ltd.
 1.00%, due 7/1/04 (c)(f).........   1,250,000      1,481,250

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
SEMICONDUCTOR EQUIPMENT &
 PRODUCTS (Continued)
ASM International N.V.
 5.00%, due 11/15/05 (c)..........  $  340,000   $    388,450
Brooks-PRI Automation, Inc.
 4.75%, due 6/1/08................     910,000        739,375
Cypress Semiconductor Corp.
 4.00%, due 2/1/05................     950,000        831,250
EMCORE Corp.
 5.00%, due 5/15/06...............     810,000        482,963
Lattice Semiconductor Corp.
 4.75%, due 11/1/06...............     900,000        767,250
LSI Logic Corp.
 4.00%, due 11/1/06...............   1,600,000      1,306,000
                                                 ------------
                                                    6,236,801
                                                 ------------
SOFTWARE (2.6%)
BEA Systems, Inc.
 4.00%, due 12/15/06..............   1,630,000      1,330,487
Manugistics Group, Inc.
 5.00%, due 11/1/07...............     640,000        425,600
Network Associates, Inc.
 5.25%, due 8/15/06...............     790,000      1,048,725
Rational Software Corp.
 5.00%, due 2/1/07................   1,070,000        878,738
Siebel Systems, Inc.
 5.50%, due 9/15/06...............     280,000        275,800
Veritas Software Corp.
 1.86%, due 8/13/06...............   1,730,000      1,444,550
                                                 ------------
                                                    5,403,900
                                                 ------------
SPECIALTY RETAIL (0.9%)
Gap, Inc. (The)
 5.75%, due 3/15/09...............     840,000        960,750
 5.75%, due 3/15/09 (c)...........     730,000        834,938
                                                 ------------
                                                    1,795,688
                                                 ------------
Total Convertible Bonds
 (Cost $137,077,163)..............                129,449,992
                                                 ------------

CONVERTIBLE PREFERRED STOCKS (17.9%)
                                      SHARES
                                    ----------
AEROSPACE & DEFENSE (1.2%)
Northrop Grumman Corp.
 7.25% (g)........................      15,400      2,046,044
Titan Capital Trust
 5.75%............................      10,800        434,700
                                                 ------------
                                                    2,480,744
                                                 ------------
AIRLINES (0.2%)
Continental Air Finance Trust II
 6.00%............................      22,100        470,686
                                                 ------------

                                    SHARES          VALUE
                                    -------------------------
AUTOMOBILES (0.6%)
Ford Motor Co. Capital Trust II
 6.50%............................      23,900   $  1,344,375
                                                 ------------

BANKS (1.6%)
National Australian Bank Ltd.
 7.875%...........................      34,000      1,188,300
Washington Mutual, Inc.
 5.375% (h).......................      41,900      2,194,512
                                                 ------------
                                                    3,382,812
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.2%)
Lucent Technologies, Inc.
 8.00%............................         770        377,300
                                                 ------------

DIVERSIFIED FINANCIALS (1.6%)
Equity Securities Trust II
 6.25%, Series RMG................      60,200        690,494
Gabelli Asset Management, Inc.
 6.95%............................      35,800        852,040
Prudential Financial, Inc.
 6.75% (i)........................      25,500      1,468,800
Suiza Capital Trust II
 5.50%............................       5,400        282,825
                                                 ------------
                                                    3,294,159
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
ALLTEL Corp.
 7.75%............................      26,900      1,305,726
Qwest Trends Trust
 5.75% (c)........................      13,300        118,037
                                                 ------------
                                                    1,423,763
                                                 ------------
ELECTRIC UTILITIES (1.0%)
Dominion Resources, Inc.
 9.50% (j)........................      10,700        649,490
NRG Energy, Inc.
 6.50% (k)........................      57,300        647,490
PPL Capital Funding Trust I
 7.75% (l)........................      41,100        776,790
                                                 ------------
                                                    2,073,770
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.9%)
El Paso Energy Capital Trust I
 4.75%............................      51,000      1,876,800
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Anthem, Inc.
 6.00%............................      24,400      2,026,420
                                                 ------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Six Flags, Inc.
 7.25%............................      63,600      1,469,160
                                                 ------------

INSURANCE (1.3%)
MetLife, Inc.
 8.00%............................      20,500      1,821,015

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CONVERTIBLE PREFERRED STOCKS (CONTINUED)

                                    SHARES          VALUE
                                    -------------------------
INSURANCE (Continued)
Travelers Property Casualty Corp.
 4.50%............................      37,900   $    896,335
                                                 ------------
                                                    2,717,350
                                                 ------------
MACHINERY (0.9%)
Cummins Capital Trust I
 7.00%............................      38,010      1,857,739
                                                 ------------

MEDIA (1.6%)
Adelphia Communications Corp.
 7.50%, Series F (a)..............      29,800         10,072
Comcast Corp.
 2.00% (m)........................       8,500        189,848
Cox Communications, Inc.
 7.00%............................      20,700        843,732
Tribune Co.
 2.00% (n)........................      35,200      2,296,800
                                                 ------------
                                                    3,340,452
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
Calpine Capital Trust
 5.75%............................       4,900        164,763
                                                 ------------

PAPER & FOREST PRODUCTS (2.1%)
Boise Cascade Corp.
 7.50% (o)........................      21,700      1,162,035
International Paper Capital Trust
 5.25%............................      65,500      3,176,750
                                                 ------------
                                                    4,338,785
                                                 ------------
REAL ESTATE (0.7%)
Glenborough Realty Trust, Inc.
 7.75%, Series A..................      65,000      1,470,625
                                                 ------------
ROAD & RAIL (1.5%)
Canadian National Railway Co.
 5.25%............................      12,500        851,875
Union Pacific Capital Trust
 6.25%............................      43,700      2,294,250
                                                 ------------
                                                    3,146,125
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Nextel Communications, Inc.
 (zero coupon)....................       1,900        237,975
                                                 ------------
Total Convertible Preferred Stocks
 (Cost $40,984,483)...............                 37,493,803
                                                 ------------
Total Convertible Securities
 (Cost $178,061,646)..............                166,943,795
                                                 ------------
COMMON STOCKS (12.5%)
BANKS (0.9%)
Bank of New York Co., Inc.
 (The)............................      55,700      1,879,875
                                                 ------------

                                        SHARES          VALUE
                                    -------------------------
BIOTECHNOLOGY (0.6%)
Biotech HOLDRs Trust (a)..........      14,300   $  1,189,760
                                                 ------------

BUILDING PRODUCTS (0.4%)
American Standard Cos., Inc.
 (a)..............................      10,900        818,590
                                                 ------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Moore Corp. Ltd. (a)..............      20,400        234,192
                                                 ------------

COMMUNICATIONS EQUIPMENT (0.1%)
Cisco Systems, Inc. (a)...........      13,500        188,325
Powerwave Technologies, Inc.
 (a)..............................       9,000         82,440
Tekelec, Inc. (a).................       5,000         40,150
                                                 ------------
                                                      310,915
                                                 ------------

COMPUTERS & PERIPHERALS (0.3%)
EMC Corp. (a).....................      52,900        399,395
Sun Microsystems, Inc. (a)........      30,400        152,304
                                                 ------------
                                                      551,699
                                                 ------------

CONSTRUCTION & ENGINEERING (0.1%)
McDermott International, Inc......      31,800        257,580
                                                 ------------

DIVERSIFIED FINANCIALS (3.3%)
Citigroup, Inc....................      32,274      1,250,617
Merrill Lynch & Co., Inc..........      50,200      2,033,100
Nasdaq-100 Shares (a).............      55,300      1,441,671
S&P 500 Depositary Receipt........      21,500      2,129,575
                                                 ------------
                                                    6,854,963
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 (0.0%)(b)
WorldCom, Inc.--MCI Group (a).....         400              4
WorldCom, Inc.--WorldCom Group
 (a)..............................      10,000            100
                                                 ------------
                                                          104
                                                 ------------
ELECTRICAL EQUIPMENT (0.0%)(b)
Bookham Technology PLC
 ADR (a)(p).......................      36,500         39,785
                                                 ------------

FOOD PRODUCTS (0.2%)
Chiquita Brands International,
 Inc. (a).........................      19,600        351,036
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Boston Scientific Corp. (a).......      34,500      1,011,540
Viasys Healthcare, Inc. (a).......      16,400        286,180
                                                 ------------
                                                    1,297,720
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Beverly Enterprises, Inc. (a).....      44,900        341,689
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    -------------------------
HOTELS, RESTAURANTS & LEISURE (0.8%)
Fine Host Corp. (a)(q)............       6,624   $         66
McDonald's Corp...................      34,000        967,300
Wendy's International, Inc........      16,849        671,096
                                                 ------------
                                                    1,638,462
                                                 ------------
HOUSEHOLD PRODUCTS (0.5%)
Procter & Gamble Co. (The)........      11,800      1,053,740
                                                 ------------
INSURANCE (0.1%)
Lincoln National Corp.............       6,738        282,979
                                                 ------------

INTERNET SOFTWARE & SERVICES (0.2%)
Interwoven, Inc. (a)..............      28,600         87,230
Openwave Systems, Inc. (a)........      47,500        266,475
Vitria Technology, Inc. (a).......      15,000         14,400
                                                 ------------
                                                      368,105
                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Mattel, Inc.......................      27,600        579,876
                                                 ------------

MEDIA (0.2%)
AOL Time Warner, Inc. (a).........      11,400        167,694
Clear Channel
 Communications Inc. (a)..........      11,300        361,826
                                                 ------------
                                                      529,520
                                                 ------------
METALS & MINING (1.2%)
DIAMONDS Trust, Series 1..........      26,200      2,428,478
                                                 ------------

OIL & GAS (0.2%)
Devon Energy Corp.................       8,000        394,240
                                                 ------------

PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc......................       8,900        483,893
                                                 ------------
REAL ESTATE (0.3%)
FelCor Lodging Trust, Inc.........      32,200        590,870
                                                 ------------

ROAD & RAIL (0.2%)
Burlington Northern Santa Fe
 Corp.............................      16,400        492,000
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
ASE Test Ltd. (a).................      60,000        582,000
Cirrus Logic, Inc. (a)............      43,000        322,070
United Microelectronics Corp.
 ADR (a)(p).......................      50,800        373,380
Zoran Corp. (a)...................      18,900        432,999
                                                 ------------
                                                    1,710,449
                                                 ------------
SOFTWARE (0.4%)
Microsoft Corp. (a)...............       8,100        438,372
Portal Software, Inc. (a).........      17,900         13,425
Precise Software Solutions Ltd.
 (a)..............................      48,800        468,480
                                                 ------------
                                                      920,277
                                                 ------------

                                        SHARES          VALUE
                                    -------------------------
SPECIALTY RETAIL (0.2%)
Limited Brands, Inc...............      17,300   $    368,490
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
AT&T Wireless Services, Inc.
 (a)..............................      14,481         84,714
Telefonaktiebolaget LM Ericsson AB
 ADR (p)..........................      45,500         65,520
                                                 ------------
                                                      150,234
                                                 ------------
Total Common Stocks
 (Cost $30,758,751)...............                 26,119,521
                                                 ------------

PREFERRED STOCK (0.1%)

METALS & MINING (0.1%)
Freeport-McMoRan Copper &
 Gold, Inc.
 7.00%, Series Silver (r)(s)......      15,000        168,000
                                                 ------------
Total Preferred Stock
 (Cost $159,844)..................                    168,000
                                                 ------------

SHORT-TERM INVESTMENTS (9.6%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (9.2%)
American Express Credit Corp.
 1.68%, due 7/8/02................  $5,000,000      4,997,900
Federal Home Loan Bank
 1.87%, due 7/1/02................   5,000,000      4,999,481
Freddie Mac
 1.87%, due 7/1/02................   4,280,000      4,279,555
UBS Finance Delaware LLC
 2.00%, due 7/1/02................   5,000,000      4,999,444
                                                 ------------
Total Commercial Paper
 (Cost $19,276,380)...............                 19,276,380
                                                 ------------

                                      SHARES
                                    ----------
INVESTMENT COMPANY (0.4%)
Merrill Lynch Premier
 Institutional Fund...............     817,542        817,542
                                                 ------------
Total Investment Company
 (Cost $817,542)..................                    817,542
                                                 ------------
Total Short-Term Investments
 (Cost $20,093,922)...............                 20,093,922
                                                 ------------
Total Investments
 (Cost $229,074,163) (t)..........       101.9%   213,325,238(u)
Liabilities in Excess of Cash and
 Other Assets.....................        (1.9)    (4,028,047)
                                    ----------   ------------
Net Assets........................       100.0%  $209,297,191
                                    ==========   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) May be sold to institutional investors only.
(d) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(e) Issuer in default.
(f) Eurobond-bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(g) Equity Units--each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock.
(h) Unit Preferred--each unit reflects 1 preferred share plus 1 warrant to acquire 1.2081 shares of common stock.
(i) Equity Security Units--each unit reflects 1 share of a redeemable capital security, of a trust owned by Prudential Financial, Inc., plus 1 purchase contract to acquire shares of common stock.
(j) PIES Units (Premium Income Equity Security Units)--each unit reflects a Senior note plus 1 purchase contract to acquire shares of common stock.
(k) Corporate Units--each unit reflects $25 principal amount of NRG Energy, Inc. 6.50% Senior debentures plus 1 purchase contract to acquire shares of common stock.
(l) PEPS Units (Premium Equity Participating Security Units)--each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock.
(m) ZONES--Zero-premium Option Note Exchangeable Security.
(n) PHONES--Participation Hybrid Option Note Exchangeable Security.
(o) Equity Units--each unit reflects 1 share of a preferred security of Boise Cascade Trust I plus 1 purchase contract to acquire shares of common stock.
(p) ADR--American Depositary Receipt.
(q) Fair valued security.
(r) Depositary Shares--each share represents 0.025 shares of silver denominated preferred stock.
(s) Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(t) The cost for federal income tax purposes is $230,260,794.
(u) At June 30, 2002 net unrealized depreciation was $16,935,556, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,573,905 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $22,509,461.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $229,074,163).........   $213,325,238
Cash.....................................        233,906
Receivables:
  Investment securities sold.............     15,255,368
  Dividends and interest.................        951,674
  Fund shares sold.......................         23,736
                                            ------------
        Total assets.....................    229,789,922
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     20,228,543
  Fund shares redeemed...................         65,413
  Adviser................................         58,457
  Administrator..........................         32,476
  Custodian..............................          6,634
Accrued expenses.........................        101,208
                                            ------------
        Total liabilities................     20,492,731
                                            ------------
Net assets applicable to outstanding
  shares.................................   $209,297,191
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    219,734
Additional paid-in capital...............    252,164,653
Accumulated undistributed net investment
  income.................................      2,804,541
Accumulated net realized loss on
  investments............................    (30,125,819)
Accumulated net realized loss on foreign
  currency transactions..................        (16,993)
Net unrealized depreciation on
  investments............................    (15,748,925)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $209,297,191
                                            ============
Shares of capital stock outstanding......     21,973,442
                                            ============
Net asset value per share outstanding....   $       9.53
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  2,354,809
  Dividends..............................      1,252,067
                                            ------------
        Total income.....................      3,606,876
                                            ------------
Expenses:
  Advisory...............................        369,007
  Administration.........................        205,004
  Shareholder communication..............         41,236
  Professional...........................         27,450
  Custodian..............................         14,871
  Portfolio pricing......................          6,876
  Directors..............................          3,652
  Miscellaneous..........................          8,673
                                            ------------
        Total expenses...................        676,769
                                            ------------
Net investment income....................      2,930,107
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................     (7,140,128)
  Option transactions....................         15,929
  Foreign currency transactions..........        (16,993)
                                            ------------
Net realized loss on investments and
  foreign currency transactions..........     (7,141,192)
                                            ------------
Net change in unrealized depreciation on
  investments............................     (8,315,876)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................    (15,457,068)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(12,526,961)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  2,930,107   $  7,156,408
  Net realized loss on investments and foreign currency
    transactions............................................    (7,141,192)   (17,768,962)
  Net change in unrealized depreciation on investments and
    foreign currency transactions...........................    (8,315,876)     6,040,073
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (12,526,961)    (4,572,481)
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................            --     (7,235,303)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    24,105,188     55,494,765
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................            --      7,235,303
                                                              ------------   ------------
                                                                24,105,188     62,730,068
  Cost of shares redeemed...................................    (4,845,491)   (16,442,430)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    19,259,697     46,287,638
                                                              ------------   ------------
Net increase in net assets..................................     6,732,736     34,479,854
NET ASSETS:
Beginning of period.........................................   202,564,455    168,084,601
                                                              ------------   ------------
End of period...............................................  $209,297,191   $202,564,455
                                                              ============   ============
Accumulated undistributed net investment income (loss) at
  end of period.............................................  $  2,804,541   $   (125,566)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                    SIX MONTHS
                                                      ENDED
                                                     JUNE 30,                       YEAR ENDED DECEMBER 31
                                                      2002*          2001         2000         1999       1998       1997
                                                    -----------------------------------------------------------------------
Net asset value at beginning of period............   $  10.11      $  10.71     $  12.68     $  10.33   $  10.76   $  10.27
                                                     --------      --------     --------     --------   --------   --------
Net investment income.............................       0.13          0.36(c)      0.42         0.49       0.51       0.44
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions....      (0.71)        (0.58)       (1.00)        3.81      (0.02)      1.12
                                                     --------      --------     --------     --------   --------   --------
Total from investment operations..................      (0.58)        (0.22)       (0.58)        4.30       0.49       1.56
                                                     --------      --------     --------     --------   --------   --------
Less dividends and distributions:
 From net investment income.......................         --         (0.38)       (0.42)       (0.49)     (0.52)     (0.44)
 From net realized gain on investments............         --            --        (0.97)       (1.46)     (0.40)     (0.63)
                                                     --------      --------     --------     --------   --------   --------
Total dividends and distributions.................         --         (0.38)       (1.39)       (1.95)     (0.92)     (1.07)
                                                     --------      --------     --------     --------   --------   --------
Net asset value at end of period..................   $   9.53      $  10.11     $  10.71     $  12.68   $  10.33   $  10.76
                                                     ========      ========     ========     ========   ========   ========
Total investment return...........................      (5.76%)(a)    (2.18%)      (5.02%)      41.98%      4.49%     15.43%
Ratios (to average net assets)/Supplemental Data:
 Net investment income............................       2.86%+        3.86%(c)     4.25%        4.52%      5.19%      5.13%
 Net expenses.....................................       0.66%+        0.67%        0.66%        0.71%      0.72%      0.73%
 Expenses (before reimbursement)..................       0.66%+        0.67%        0.66%        0.71%      0.72%      0.78%
Portfolio turnover rate...........................         53%          171%         183%         264%       209%       217%
Net assets at end of period (in 000's)............   $209,297      $202,564     $168,085     $ 94,834   $ 57,711   $ 39,768

------------

 +   Annualized.
 *   Unaudited.
(a)  Total return is not annualized.
(b)  Less than one cent per share.
(c)  As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

          Decrease net investment income....................  $(0.00)(b)
          Increase net realized and unrealized gains and
            losses..........................................    0.00(b)
          Decrease ratio of net investment income...........   (0.11%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (89.9%)+
                                    SHARES        VALUE
                                  ------------------------
AEROSPACE & DEFENSE (1.4%)
Raytheon Co. ...................     25,600    $ 1,043,200
                                               -----------
AIRLINES (0.1%)
Delta Air Lines, Inc. ..........      2,900         58,000
                                               -----------
AUTO COMPONENTS (0.5%)
TRW, Inc. ......................      6,800        386,240
                                               -----------
BANKS (5.6%)
BB&T Corp. .....................     36,600      1,412,760
Golden West Financial Corp. ....      7,500        515,850
M&T Bank Corp. .................      3,000        257,280
National City Corp. ............      6,800        226,100
PNC Financial Services Group,
 Inc. ..........................      5,000        261,400
SunTrust Banks, Inc. ...........     22,100      1,496,612
                                               -----------
                                                 4,170,002
                                               -----------
BUILDING PRODUCTS (1.5%)
American Standard Cos. Inc.
 (a)............................     15,200      1,141,520
                                               -----------

CHEMICALS (6.2%)
Air Products and Chemicals,
 Inc. ..........................      8,750        441,612
Arch Chemicals, Inc. ...........     40,200        982,086
Crompton Corp. .................    142,700      1,819,425
Imperial Chemicals Industries
 PLC............................     48,700        937,475
Olin Corp. .....................     20,575        455,736
                                               -----------
                                                 4,636,334
                                               -----------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
Imagistics International Inc.
 (a)............................      2,036         43,713
Pitney Bowes Inc. ..............     50,800      2,017,776
                                               -----------
                                                 2,061,489
                                               -----------
COMMUNICATIONS EQUIPMENT (0.2%)
Tellabs, Inc. (a)...............     30,000        189,600
                                               -----------
COMPUTERS & PERIPHERALS (0.2%)
Gateway Inc. (a)................     42,800        190,032
                                               -----------
DIVERSIFIED FINANCIALS (1.8%)
Lehman Brothers Holdings,
 Inc. ..........................     21,200      1,325,424
                                               -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
ALLTEL Corp. ...................     12,800        601,600
                                               -----------

ELECTRIC UTILITIES (10.5%)
Allegheny Energy, Inc. .........     66,000      1,699,500
Constellation Energy Group,
 Inc. ..........................     12,500        366,750
DTE Energy Co. .................     25,300      1,129,392
Entergy Corp. ..................     14,900        632,356
PG&E Corp. (a)..................     86,100      1,540,329
PPL Corp. ......................     28,000        926,240
Reliant Resources, Inc. (a).....     10,400         91,000

                                    SHARES        VALUE
                                  ------------------------
ELECTRIC UTILITIES (Continued)
TXU Corp. ......................     25,900    $ 1,331,260
Xcel Energy Inc. ...............      7,050        118,229
                                               -----------
                                                 7,835,056
                                               -----------
ELECTRICAL EQUIPMENT (1.3%)
Energizer Holdings, Inc. (a)....     36,600      1,003,572
                                               -----------

ENERGY EQUIPMENT & SERVICES (0.9%)
ENSCO International Inc. .......     25,500        695,130
                                               -----------

FOOD & DRUG RETAILING (0.6%)
Albertson's, Inc. ..............     14,600        444,716
                                               -----------

FOOD PRODUCTS (1.1%)
Heinz (H.J.) Co. ...............     20,100        826,110
                                               -----------

GAS UTILITIES (1.2%)
El Paso Corp. ..................     41,570        856,758
                                               -----------

HEALTH CARE EQUIPMENT & SUPPLIES (5.3%)
Bausch & Lomb Inc. .............     54,200      1,834,670
Becton, Dickinson & Co. ........     40,000      1,378,000
Boston Scientific Corp. (a).....     25,300        741,796
                                               -----------
                                                 3,954,466
                                               -----------
HEALTH CARE PROVIDERS & SERVICES (0.7%)
Apria Healthcare Group, Inc.
 (a)............................     23,100        517,440
                                               -----------

HOTELS, RESTAURANTS & LEISURE (2.3%)
Yum! Brands Inc. (a)............     59,300      1,734,525
                                               -----------

HOUSEHOLD DURABLES (1.9%)
Fortune Brands, Inc. ...........     25,400      1,420,876
                                               -----------

HOUSEHOLD PRODUCTS (0.5%)
Clorox Co. (The)................      9,500        392,825
                                               -----------

INDUSTRIAL CONGLOMERATES (1.2%)
Textron, Inc. ..................     18,200        853,580
                                               -----------

INSURANCE (6.4%)
Aon Corp. ......................     21,600        636,768
Hartford Financial Services
 Group, Inc. (The)..............     22,900      1,361,863
Lincoln National Corp. .........     20,700        869,400
Phoenix Cos., Inc. .............    101,600      1,864,360
                                               -----------
                                                 4,732,391
                                               -----------
IT CONSULTING & SERVICES (1.4%)
Computer Sciences Corp. (a).....     22,100      1,056,380
                                               -----------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Callaway Golf Co. ..............     47,400        750,816
                                               -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
MACHINERY (6.6%)
AGCO Corp. (a)..................     65,700    $ 1,289,691
Cummins, Inc. ..................     22,100        731,510
Ingersoll-Rand Co. .............      6,900        315,054
Navistar International Corp.
 (a)............................     80,880      2,588,160
                                               -----------
                                                 4,924,415
                                               -----------
MULTILINE RETAIL (1.9%)
Federated Department
 Stores, Inc. (a)...............     12,700        504,190
Sears, Roebuck and Co. .........     16,100        874,230
                                               -----------
                                                 1,378,420
                                               -----------
MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Mirant Corp. (a)................     18,400        134,320
                                               -----------

OIL & GAS (6.5%)
Burlington Resources Inc. ......     16,600        630,800
Kerr-McGee Corp. ...............     16,600        888,930
Premcor Inc. (a)................     13,900        357,508
Sunoco, Inc. ...................     18,200        648,466
Unocal Corp. ...................     61,600      2,275,504
                                               -----------
                                                 4,801,208
                                               -----------
PAPER & FOREST PRODUCTS (6.5%)
International Paper Co. ........     51,600      2,248,728
MeadWestvaco Corp. .............     76,051      2,552,271
                                               -----------
                                                 4,800,999
                                               -----------
REAL ESTATE (5.1%)
Developers Diversified Realty
 Corp. .........................     35,400        796,854
Health Care Property Investors,
 Inc. ..........................     16,700        712,422
Healthcare Realty Trust,
 Inc. ..........................     24,400        780,800
Highwoods Properties, Inc. .....     25,600        668,160
Mack-Cali Realty Corp. .........     23,360        821,104
                                               -----------
                                                 3,779,340
                                               -----------
ROAD & RAIL (3.0%)
Burlington Northern Santa Fe
 Corp. .........................     53,500      1,605,000
CSX Corp. ......................     16,900        588,289
                                               -----------
                                                 2,193,289
                                               -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
Advanced Micro Devices, Inc.
 (a)............................     65,700        638,604
                                               -----------

SPECIALTY RETAIL (1.8%)
Limited Brands, Inc. ...........     27,600        587,880
Payless ShoeSource, Inc. (a)....     12,800        737,920
                                               -----------
                                                 1,325,800
                                               -----------
Total Common Stocks
 (Cost $67,644,375).............                66,854,477
                                               -----------
SHORT-TERM INVESTMENTS (10.0%)
                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  ------------------------
COMMERCIAL PAPER (4.4%)
General Electric Capital Corp.
 1.70%, due 7/1/02..............  $3,275,000   $ 3,274,691
                                               -----------
Total Commercial Paper
 (Cost $3,274,691)..............                 3,274,691
                                               -----------

FEDERAL AGENCY (3.2%)
Federal Home Loan Bank
 1.87%, due 7/1/02..............  2,400,000      2,399,751
                                               -----------
Total Federal Agency
 (Cost $2,399,751)..............                 2,399,751
                                               -----------
                                    SHARES
                                  ----------
INVESTMENT COMPANY (2.4%)
Merrill Lynch Premier
 Institutional Fund.............  1,772,404      1,772,404
                                               -----------
Total Investment Company
 (Cost $1,772,404)..............                 1,772,404
                                               -----------
Total Short-Term Investments
 (Cost $7,446,846)..............                 7,446,846
                                               -----------
Total Investments
 (Cost $75,091,221) (b).........       99.9%    74,301,323(c)
Cash and Other Assets,
 Less Liabilities...............        0.1         68,271
                                  ----------   -----------
Net Assets......................      100.0%   $74,369,594
                                  ==========   ===========
----------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is
    $75,135,256.
(c) At June 30, 2002 net unrealized depreciation was
    $833,933, based on cost for federal income tax
    purposes. This consisted of aggregate gross unrealized
    appreciation for all investments on which there was an
    excess of market value over cost of $2,947,357 and
    aggregate gross unrealized depreciation for all
    investments on which there was an excess of cost over
    market value of $3,781,290.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $75,091,221)...........   $74,301,323
Cash......................................        79,307
Receivables:
  Investment securities sold..............     2,200,000
  Fund shares sold........................       170,372
  Dividends and interest..................       161,342
                                             -----------
        Total assets......................    76,912,344
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     2,399,626
  Fund shares redeemed....................        73,434
  Manager.................................        38,848
  Shareholder communication...............        11,180
  Custodian...............................         5,501
Accrued expenses..........................        14,161
                                             -----------
        Total liabilities.................     2,542,750
                                             -----------
Net assets applicable to outstanding
  shares..................................   $74,369,594
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    75,410
Additional paid-in capital................    75,435,461
Accumulated undistributed net investment
  income..................................       337,768
Accumulated net realized loss on
  investments.............................      (689,147)
Net unrealized depreciation on
  investments.............................      (789,898)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $74,369,594
                                             ===========
Shares of capital stock outstanding.......     7,541,008
                                             ===========
Net asset value per share outstanding.....   $      9.86
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends...............................   $   514,867
  Interest................................        30,787
                                             -----------
        Total income......................       545,654
                                             -----------
Expenses:
  Manager.................................       166,706
  Custodian...............................        15,143
  Professional............................        13,991
  Shareholder communication...............         7,063
  Portfolio pricing.......................         3,162
  Directors...............................           541
  Miscellaneous...........................         8,067
                                             -----------
        Total expenses before
          reimbursement...................       214,673
  Expense reimbursement from Manager......        (2,717)
                                             -----------
        Net expenses......................       211,956
                                             -----------
Net investment income.....................       333,698
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments..........      (456,202)
Net change in unrealized appreciation on
  investments.............................    (1,572,037)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (2,028,239)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(1,694,541)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EQUITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   333,698   $   150,350
  Net realized loss on investments..........................     (456,202)     (242,530)
  Net change in unrealized appreciation on investments......   (1,572,037)      782,139
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (1,694,541)      689,959
                                                              -----------   -----------
Dividends to shareholders:
  From net investment income................................           --      (147,346)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   47,294,361    30,312,031
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................           --       147,346
                                                              -----------   -----------
                                                               47,294,361    30,459,377
  Cost of shares redeemed...................................   (1,051,454)   (1,180,762)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   46,242,907    29,278,615
                                                              -----------   -----------
Net increase in net assets..................................   44,548,366    29,821,228
NET ASSETS:
Beginning of period.........................................   29,821,228            --
                                                              -----------   -----------
End of period...............................................  $74,369,594   $29,821,228
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   337,768   $     4,070
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                JULY 2,
                                                              SIX MONTHS        2001(a)
                                                                ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                2002*             2001
                                                              ----------------------------
Net asset value at beginning of period......................   $  9.85          $ 10.00
                                                               -------          -------
Net investment income.......................................      0.04             0.05
Net realized and unrealized loss on investments.............     (0.03)           (0.15)
                                                               -------          -------
Total from investment operations............................      0.01            (0.10)
                                                               -------          -------
Less dividends:
  From net investment income................................        --            (0.05)
                                                               -------          -------
Net asset value at end of period............................   $  9.86          $  9.85
                                                               =======          =======
Total investment return.....................................      0.14%(b)        (1.03%)(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      1.40%+           1.60%+
  Net expenses..............................................      0.89%+           0.89%+
  Expenses (before reimbursement)...........................      0.90%+           1.29%+
Portfolio turnover rate.....................................        18%              21%
Net assets at end of period (in 000's)......................   $74,370          $29,821

------------

(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

LONG-TERM BONDS (93.1%)+
ASSET-BACKED SECURITIES (5.8%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AUTO LEASES (1.2%)
DaimlerChrysler Auto Trust Series
 2001-D Class A3
 3.15%, due 11/6/05..............  $ 2,950,000   $  2,967,027
                                                 ------------

AUTOMOBILES (1.5%)
Harley-Davidson Motorcycle Trust
 Series 2002-1 Class A2
 4.50%, due 1/15/10..............    3,430,000      3,497,098
                                                 ------------

ELECTRIC UTILITIES (1.3%)
Massachusetts RRB
 Special Purpose Trust
 Series 2001-1 Class A
 6.53%, due 6/1/13...............    3,086,134      3,255,214
                                                 ------------
HOME EQUITY LOANS (0.0%)(a)
Southern Pacific
 Secured Assets Corp.
 Series 1997-1 Class A1
 2.04%, due 4/25/27 (b)..........       74,180         74,194
                                                 ------------

MACHINERY (0.6%)
Attransco Inc.
 Series 1998
 6.11%, due 10/1/07..............    1,375,000      1,419,248
                                                 ------------

MULTI-UTILITIES & UNREGULATED
 POWER (1.2%)
Public Service Electric & Gas
 Transition Funding LLC Series
 2000-1 Class A7
 6.75%, due 6/15/16..............      780,000        839,034
Public Service of New Hampshire
 Funding LLC
 Series 2002-1 Class A
 4.58%, due 2/1/08...............    2,000,000      2,035,020
                                                 ------------
                                                    2,874,054
                                                 ------------
Total Asset-Backed Securities
 (Cost $13,777,415)..............                  14,086,835
                                                 ------------
CORPORATE BONDS (4.2%)
DIVERSIFIED FINANCIALS (2.3%)
Ford Motor Credit Co.
 2.17%, due 6/20/03 (b)..........    1,650,000      1,635,548
 2.3944%, due 6/23/03 (b)........    3,325,000      3,302,902
Household Finance Corp.
 7.625%, due 5/17/32.............      560,000        551,912
                                                 ------------
                                                    5,490,362
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
ELECTRIC UTILITIES (1.0%)
Consumers Energy Co.
 6.00%, due 3/15/05..............  $ 1,575,000   $  1,437,977
PPL Energy Supply LLC
 Series A
 6.40%, due 11/1/11..............    1,145,000      1,066,861
                                                 ------------
                                                    2,504,838
                                                 ------------
PAPER & FOREST PRODUCTS (0.7%)
International Paper Co.
 8.00%, due 7/8/03...............    1,625,000      1,703,788
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31...............      655,000        505,851
                                                 ------------
Total Corporate Bonds
 (Cost $10,517,122)..............                  10,204,839
                                                 ------------

MORTGAGE-BACKED SECURITIES (3.6%)
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
MORTGAGE OBLIGATIONS) (3.6%)
Fannie Mae Grantor Trust Series
 2001-T2 Class B
 6.022%, due 11/25/10............    2,440,000      2,551,652
First Union-Chase
 Commercial Mortgage
 Series 1999-C2 Class A2
 6.645%, due 4/15/09.............    2,221,000      2,383,337
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,200,000      1,277,348
Morgan Stanley Capital I Series
 1998-HF2 Class A1
 6.01%, due 11/15/30.............      972,479      1,018,505
Mortgage Capital Funding, Inc.
 Series 1998-MC3 Class A2
 6.337%, due 11/18/31............    1,530,000      1,618,186
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $8,467,891)...............                   8,849,028
                                                 ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (79.5%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (9.4%)
 3.875%, due 2/15/05-6/27/05
   (d)...........................   12,800,000     12,897,506
 4.875%, due 3/15/07.............    1,650,000      1,686,536
 6.25%, due 3/15/12 (d)..........    8,200,000      8,386,968
                                                 ------------
                                                   22,971,010
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   -----------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
(MORTGAGE PASS-THROUGH SECURITIES) (1.3%)
 5.50%, due 1/1/32...............  $ 3,395,832   $  3,294,002
                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.7%)
 3.90%, due 4/29/04..............    6,800,000      6,894,697
 5.25%, due 4/15/07-1/15/09
   (d)...........................    6,720,000      6,890,050
 6.25%, due 2/1/11...............    2,340,000      2,459,714
                                                 ------------
                                                   16,244,461
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (21.5%)
 5.50%, due 12/1/16-1/1/17 (d)...    9,015,101      9,035,917
 6.00%, due 12/1/16-11/1/31......    7,868,918      7,950,123
 6.00%, due 8/14/32 TBA (c)......    7,900,000      7,845,688
 6.50%, due 10/1/31 (d)..........    6,530,676      6,668,407
 7.00%, due 7/1/31...............    9,000,000      9,331,020
 7.50%, due 1/1/30-8/1/31 (e)....   10,818,737     11,367,032
                                                 ------------
                                                   52,198,187
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITIES) (9.1%)
 6.00%, due 9/23/23 TBA (c)......    6,190,000      6,135,838
 6.50%, due 7/15/28-8/15/28......    4,232,174      4,340,382
 7.50%, due 12/15/28-2/15/32
   (e)...........................   10,965,135     11,593,988
                                                 ------------
                                                   22,070,208
                                                 ------------
UNITED STATES TREASURY BONDS (20.5%)
 5.375%, due 2/15/31.............      115,000        112,610
 6.25%, due 8/15/23-5/15/30
   (d)...........................   22,995,000     24,832,293
 6.875%, due 8/15/25.............    2,655,000      3,059,980
 7.50%, due 11/15/16.............    8,885,000     10,692,600
 8.75%, due 8/15/20 (d)..........    8,100,000     10,999,022
                                                 ------------
                                                   49,696,505
                                                 ------------
UNITED STATES TREASURY NOTES (11.0%)
 3.375%, due 1/15/07 (d)(f)......    7,125,000      8,407,387
 4.625%, due 5/15/06 (d).........   10,955,000     11,283,650
 5.25%, due 8/15/03..............      565,000        584,554
 5.75%, due 11/15/05 (d).........    2,100,000      2,241,095
 7.00%, due 7/15/06..............    3,665,000      4,093,772
                                                 ------------
                                                   26,610,458
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $189,541,300).............                 193,084,831
                                                 ------------
Total Long-Term Bonds
 (Cost $222,303,728).............                 226,225,533
                                                 ------------
SHORT-TERM INVESTMENTS (11.1%)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
FEDERAL AGENCIES (11.1%)
Federal Home Loan Bank
 (Discount Notes)
 1.71%, due 7/10/02..............  $10,735,000   $ 10,729,388
 1.87%, due 7/1/02...............    5,380,000      5,379,441
Federal Home Loan Mortgage
 Corporation (Discount Note)
 1.72%, due 7/17/02..............   10,795,000     10,785,715
                                                 ------------
Total Short-Term Investments
 (Cost $26,894,544)..............                  26,894,544
                                                 ------------
Total Investments
 (Cost $249,198,272) (g).........        104.2%   253,120,077(h)
Liabilities in Excess of
 Cash and Other Assets...........         (4.2)   (10,260,660)
                                   -----------   ------------
Net Assets.......................        100.0%  $242,859,417
                                   ===========   ============

------------
(a) Less than one tenth of a percent.
(b) Floating rate. Rate shown is the rate in effect at June 30, 2002.
(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(d) Represents securities out on loan or a portion which is out on loan. (See
    Note 2(J))
(e) Segregated or partially segregated as collateral for TBA.
(f) Treasury Inflation Indexed Security--Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(g) The cost for federal income tax purposes is $249,331,664.
(h) At June 30, 2002 net unrealized appreciation was $3,788,413, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,765,971 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $977,558.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value*
  (identified cost $249,198,272).........   $253,120,077
Collateral held for securities loaned, at
  value (Note 2(J))......................     67,346,686
Cash.....................................          4,251
Receivables:
  Investment securities sold.............     11,507,782
  Interest...............................      2,059,295
  Fund shares sold.......................        550,337
                                            ------------
        Total assets.....................    334,588,428
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2(J))..................................     67,346,686
Payables:
  Investment securities purchased........     24,101,347
  Fund shares redeemed...................         87,123
  Shareholder communication..............         66,977
  Adviser................................         54,603
  Administrator..........................         36,402
  Custodian..............................          7,781
Accrued expenses.........................         28,092
                                            ------------
        Total liabilities................     91,729,011
                                            ------------
Net assets applicable to outstanding
  shares.................................   $242,859,417
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    227,119
Additional paid-in capital...............    240,102,836
Accumulated undistributed net investment
  income.................................      4,920,875
Accumulated net realized loss on
  investments............................     (6,313,218)
Net unrealized appreciation on
  investments............................      3,921,805
                                            ------------
Net assets applicable to outstanding
  shares.................................   $242,859,417
                                            ============
Shares of capital stock outstanding......     22,711,906
                                            ============
Net asset value per share outstanding....   $      10.69
                                            ============

------------
* Includes securities on loan with an average cost of $63,584,858 and a market value of $64,205,133.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  5,609,380
                                            ------------
Expenses:
  Advisory...............................        336,777
  Administration.........................        224,518
  Shareholder communication..............         42,120
  Professional...........................         26,009
  Custodian..............................         13,947
  Directors..............................          3,992
  Portfolio pricing......................          1,034
  Miscellaneous..........................          8,165
                                            ------------
        Total expenses...................        656,562
                                            ------------
Net investment income....................      4,952,818
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........        594,483
Net change in unrealized appreciation on
  investments............................      2,146,625
                                            ------------
Net realized and unrealized gain on
  investments............................      2,741,108
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  7,693,926
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  4,952,818   $  8,808,520
  Net realized gain on investments..........................       594,483      4,004,610
  Net change in unrealized appreciation on investments......     2,146,625     (2,677,533)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     7,693,926     10,135,597
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................      (129,002)    (8,896,190)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    28,372,248    107,969,183
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       129,002      8,896,190
                                                              ------------   ------------
                                                                28,501,250    116,865,373
  Cost of shares redeemed...................................   (16,593,606)   (25,107,440)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    11,907,644     91,757,933
                                                              ------------   ------------
Net increase in net assets..................................    19,472,568     92,997,340
NET ASSETS:
Beginning of period.........................................   223,386,849    130,389,509
                                                              ------------   ------------
End of period...............................................  $242,859,417   $223,386,849
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  4,920,875   $     97,059
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                              SIX MONTHS
                                                ENDED
                                               JUNE 30,                       YEAR ENDED DECEMBER 31
                                                2002*           2001          2000       1999       1998       1997
                                              -----------------------------------------------------------------------
Net asset value at beginning of period......   $  10.35       $  10.11      $   9.56   $  10.27   $   9.83   $   9.59
                                               --------       --------      --------   --------   --------   --------
Net investment income.......................       0.22           0.42(b)       0.62       0.53       0.45       0.67
Net realized and unrealized gain (loss) on
  investments...............................       0.13           0.25          0.55      (0.71)      0.44       0.24
                                               --------       --------      --------   --------   --------   --------
Total from investment operations............       0.35           0.67          1.17      (0.18)      0.89       0.91
                                               --------       --------      --------   --------   --------   --------
Less dividends:
  From net investment income................      (0.01)         (0.43)        (0.62)     (0.53)     (0.45)     (0.67)
                                               --------       --------      --------   --------   --------   --------
Net asset value at end of period............   $  10.69       $  10.35      $  10.11   $   9.56   $  10.27   $   9.83
                                               ========       ========      ========   ========   ========   ========
Total investment return.....................       3.41%(a)       6.64%        12.22%     (1.74%)     9.00%      9.48%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.....................       4.41%+         5.01%(b)      6.29%      5.47%      5.50%      6.71%
  Expenses..................................       0.58%+         0.60%         0.60%      0.59%      0.63%      0.63%
Portfolio turnover rate.....................         93%           137%          311%       328%       405%       345%
Net assets at end of period (in 000's)......   $242,859       $223,387      $130,390   $171,055   $119,021   $ 73,755

------------

 +  Annualized.
 *  Unaudited.
(a) Total return is not annualized.
(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

        Decrease net investment income......................  $(0.04)
        Increase net realized and unrealized gains and
          losses............................................    0.04
        Decrease ratio of net investment income.............   (0.39%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (93.7%)+
                                     SHARES         VALUE
                                   -----------------------
AEROSPACE & DEFENSE (5.6%)
General Dynamics Corp. ..........      170,100   $ 18,090,135
Lockheed Martin Corp. ...........      327,900     22,789,050
Raytheon Co. ....................      232,900      9,490,675
                                                 ------------
                                                   50,369,860
                                                 ------------
AUTOMOBILES (1.4%)
Harley-Davidson, Inc. ...........      239,900     12,299,673
                                                 ------------
BANKS (6.4%)
Bank of America Corp. ...........      278,000     19,560,080
Bank One Corp. ..................      240,800      9,265,984
Comerica Inc. ...................      156,700      9,621,380
Wachovia Corp. ..................      273,100     10,426,958
Wells Fargo & Co. ...............      182,300      9,125,938
                                                 ------------
                                                   58,000,340
                                                 ------------
BEVERAGES (3.8%)
Anheuser-Busch Cos., Inc. .......      309,400     15,470,000
Coca-Cola Co. (The)..............      177,700      9,951,200
PepsiCo, Inc. ...................      187,000      9,013,400
                                                 ------------
                                                   34,434,600
                                                 ------------
BIOTECHNOLOGY (0.6%)
Gilead Sciences, Inc. (a)........      152,200      5,004,336
                                                 ------------

CHEMICALS (1.0%)
E.I. du Pont de Nemours & Co. ...      207,700      9,221,880
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (4.2%)
Concord EFS, Inc. (a)............      309,000      9,313,260
First Data Corp. ................      241,200      9,083,592
Fiserv, Inc. (a).................      226,300      8,307,473
Pitney Bowes Inc. ...............      282,200     11,208,984
                                                 ------------
                                                   37,913,309
                                                 ------------
COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems, Inc. (a)..........      596,000      8,314,200
Nokia Corp. ADR (b)..............      441,700      6,395,816
                                                 ------------
                                                   14,710,016
                                                 ------------
DIVERSIFIED FINANCIALS (5.1%)
American Express Co. ............      237,400      8,622,368
Capital One Financial Corp. .....      142,200      8,681,310
Citigroup Inc. ..................      227,784      8,826,630
Goldman Sachs Group, Inc.
 (The)...........................      113,000      8,288,550
SLM Corp. .......................      120,800     11,705,520
                                                 ------------
                                                   46,124,378
                                                 ------------
ELECTRIC UTILITIES (2.1%)
Dominion Resources, Inc. ........      146,900      9,692,462
TXU Corp. .......................      183,500      9,431,900
                                                 ------------
                                                   19,124,362
                                                 ------------
ENERGY EQUIPMENT & SERVICES (1.0%)
Baker Hughes Inc. ...............      262,500      8,738,625
                                                 ------------

                                   SHARES           VALUE
                                   -----------------------

FOOD & DRUG RETAILING (1.5%)
Walgreen Co. ....................      350,400   $ 13,535,952
                                                 ------------

FOOD PRODUCTS (1.4%)
Kellogg Co. .....................      353,600     12,680,096
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Boston Scientific Corp. (a)......      663,950     19,467,014
Stryker Corp. (a)................      181,900      9,733,469
                                                 ------------
                                                   29,200,483
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (4.4%)
Anthem, Inc. (a).................      146,000      9,814,120
Quest Diagnostics Inc. (a).......      121,100     10,420,655
Tenet Healthcare Corp. (a).......      121,200      8,671,860
UnitedHealth Group Inc. .........      118,600     10,857,830
                                                 ------------
                                                   39,764,465
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (0.9%)
Marriott International, Inc.
 Class A.........................      221,600      8,431,880
                                                 ------------

HOUSEHOLD DURABLES (1.2%)
Newell Rubbermaid Inc. ..........      309,000     10,833,540
                                                 ------------

HOUSEHOLD PRODUCTS (3.6%)
Colgate-Palmolive Co. ...........      175,000      8,758,750
Kimberly-Clark Corp. ............      192,900     11,959,800
Procter & Gamble Co. (The).......      133,700     11,939,410
                                                 ------------
                                                   32,657,960
                                                 ------------
INDUSTRIAL CONGLOMERATES (1.6%)
3M Co. ..........................      115,000     14,145,000
                                                 ------------

INSURANCE (2.1%)
Chubb Corp. (The)................      132,600      9,388,080
XL Capital Ltd. Class A..........      112,300      9,511,810
                                                 ------------
                                                   18,899,890
                                                 ------------
IT CONSULTING & SERVICES (1.9%)
Affiliated Computer Services,
 Inc. Class A (a)................      185,500      8,807,540
Sungard Data Systems Inc. (a)....      322,800      8,547,744
                                                 ------------
                                                   17,355,284
                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (1.2%)
Mattel, Inc. (a).................      506,300     10,637,363
                                                 ------------

MACHINERY (6.5%)
Deere & Co. .....................      287,600     13,776,040
Eaton Corp. .....................      175,400     12,760,350
Illinois Tool Works Inc. ........      136,900      9,435,148
ITT Industries, Inc. ............      207,100     14,621,260
SPX Corp. (a)....................       73,600      8,648,000
                                                 ------------
                                                   59,240,798
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES           VALUE
                                   -----------------------
MEDIA (4.7%)
Clear Channel
 Communications, Inc. (a)........      267,743   $  8,573,131
Interpublic Group of Cos., Inc.
 (The)...........................      429,100     10,624,516
New York Times Co. (The) Class
 A...............................      210,400     10,835,600
Omnicom Group Inc. ..............      105,600      4,836,480
Viacom Inc. Class B (a)..........      182,300      8,088,651
                                                 ------------
                                                   42,958,378
                                                 ------------
MULTILINE RETAIL (4.5%)
Costco Wholesale Corp. (a).......      265,500     10,253,610
Target Corp. ....................      357,600     13,281,264
Wal-Mart Stores, Inc. ...........      312,500     17,190,625
                                                 ------------
                                                   40,725,499
                                                 ------------
OIL & GAS (5.2%)
ChevronTexaco Corp. .............      210,200     18,602,700
Exxon Mobil Corp. ...............      435,400     17,816,568
Phillips Petroleum Co. ..........      185,700     10,934,016
                                                 ------------
                                                   47,353,284
                                                 ------------
PAPER & FOREST PRODUCTS (2.4%)
International Paper Co. .........      285,100     12,424,658
Weyerhaeuser Co. ................      142,800      9,117,780
                                                 ------------
                                                   21,542,438
                                                 ------------
PERSONAL PRODUCTS (1.6%)
Avon Products, Inc. .............      274,200     14,324,208
                                                 ------------

PHARMACEUTICALS (3.6%)
Forest Laboratories, Inc. (a)....      120,600      8,538,480
Johnson & Johnson................      258,600     13,514,436
Pharmacia Corp. .................      273,700     10,250,065
                                                 ------------
                                                   32,302,981
                                                 ------------
ROAD & RAIL (1.1%)
Union Pacific Corp. .............      164,100     10,384,248
                                                 ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.4%)
Applied Materials, Inc. (a)......      577,900     10,991,658
Intel Corp. .....................      653,200     11,933,964
KLA-Tencor Corp. (a).............      194,600      8,560,454
National Semiconductor Corp.
 (a).............................      229,200      6,685,764
Texas Instruments Inc. ..........      464,700     11,013,390
                                                 ------------
                                                   49,185,230
                                                 ------------
SOFTWARE (1.4%)
Microsoft Corp. (a)..............      189,500     10,255,740
VERITAS Software Corp. (a).......      145,600      2,881,424
                                                 ------------
                                                   13,137,164
                                                 ------------

                                   SHARES           VALUE
                                   -----------------------
SPECIALTY RETAIL (1.5%)
TJX Cos., Inc. (The).............      675,100   $ 13,238,711
                                                 ------------
Total Common Stocks
 (Cost $856,446,215).............                 848,476,231
                                                 ------------
SHORT-TERM INVESTMENTS (5.5%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (5.5%)
American Express Credit Corp.
 1.97%, due 7/1/02...............  $13,854,000     13,852,484
First Data Corp.
 1.76%, due 7/2/02...............    8,000,000      7,998,813
KFW International Finance
 1.78%, due 7/25/02..............    3,927,000      3,921,940
Salomon, Smith Barney Holdings
 1.73%, due 7/8/02...............    8,552,000      8,548,254
Santander Hispano Finance
 Delaware, Inc.
 1.86%, due 8/23/02..............    5,000,000      4,985,744
Virginia Electric and Power
 1.70%, due 7/22/02..............   10,850,000     10,837,656
                                                 ------------
Total Short-Term Investments
 (Cost $50,144,891)..............                  50,144,891
                                                 ------------
Total Investments
 (Cost $906,591,106) (c).........         99.2%   898,621,122(d)
Cash and Other Assets,
 Less Liabilities................          0.8      7,432,776
                                   -----------   ------------
Net Assets.......................        100.0%  $906,053,898
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At June 30, 2002 net unrealized depreciation was $7,969,984, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $67,680,410 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $75,650,394.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $906,591,106).......   $  898,621,122
Cash...................................           12,045
Receivables:
  Investment securities sold...........       21,857,680
  Dividends............................          819,883
  Fund shares sold.....................           28,968
                                          --------------
        Total assets...................      921,339,698
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......       13,851,726
  Fund shares redeemed.................          798,479
  Shareholder communication............          265,011
  Adviser..............................          179,315
  Administrator........................          143,452
  Professional.........................           27,202
  Custodian............................            3,298
Accrued expenses.......................           17,317
                                          --------------
        Total liabilities..............       15,285,800
                                          --------------
Net assets applicable to outstanding
  shares...............................   $  906,053,898
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      519,513
Additional paid-in capital.............      992,001,217
Accumulated undistributed net
  investment income....................        3,028,766
Accumulated net realized loss on
  investments..........................      (81,525,614)
Net unrealized depreciation on
  investments..........................       (7,969,984)
                                          --------------
Net assets applicable to outstanding
  shares...............................   $  906,053,898
                                          ==============
Shares of capital stock outstanding....       51,951,347
                                          ==============
Net asset value per share
  outstanding..........................   $        17.44
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    5,166,520
  Interest.............................          321,254
                                          --------------
        Total income...................        5,487,774
                                          --------------
Expenses:
  Advisory.............................        1,224,385
  Administration.......................          979,508
  Shareholder communication............          158,578
  Professional.........................           56,168
  Directors............................           18,258
  Miscellaneous........................           22,111
                                          --------------
        Total expenses.................        2,459,008
                                          --------------
Net investment income..................        3,028,766
                                          --------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments.......      (44,950,054)
Net change in unrealized appreciation
  on investments.......................      (92,311,885)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (137,261,939)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (134,233,173)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $15,671.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                   2002             2001
                                                              -------------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    3,028,766   $    7,419,239
  Net realized loss on investments..........................     (44,950,054)     (36,923,225)
  Net change in unrealized appreciation on investments......     (92,311,885)    (199,243,397)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (134,233,173)    (228,747,383)
                                                              --------------   --------------
Dividends to shareholders:
  From net investment income................................              --       (7,409,884)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................      39,626,402      109,344,185
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................              --        7,409,884
                                                              --------------   --------------
                                                                  39,626,402      116,754,069
  Cost of shares redeemed...................................     (59,171,209)    (152,398,472)
                                                              --------------   --------------
  Decrease in net assets derived from capital share
    transactions............................................     (19,544,807)     (35,644,403)
                                                              --------------   --------------
Net decrease in net assets..................................    (153,777,980)    (271,801,670)
NET ASSETS:
Beginning of period.........................................   1,059,831,878    1,331,633,548
                                                              --------------   --------------
End of period...............................................  $  906,053,898   $1,059,831,878
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  period....................................................  $    3,028,766   $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                    SIX MONTHS
                                      ENDED
                                     JUNE 30,                             YEAR ENDED DECEMBER 31
                                      2002*            2001            2000          1999         1998         1997
                                    ----------------------------------------------------------------------------------
Net asset value at beginning of
  period..........................  $   19.99       $    24.28      $    27.78    $    23.62   $    20.31   $    18.63
                                    ----------      ----------      ----------    ----------   ----------   ----------
Net investment income.............       0.06             0.14            0.15          0.16         0.19         0.16
Net realized and unrealized gain
  (loss) on investments...........      (2.61)           (4.29)          (1.06)         6.89         5.21         4.74
                                    ----------      ----------      ----------    ----------   ----------   ----------
Total from investment
  operations......................      (2.55)           (4.15)          (0.91)         7.05         5.40         4.90
                                    ----------      ----------      ----------    ----------   ----------   ----------
Less dividends and distributions:
  From net investment income......         --            (0.14)          (0.15)        (0.16)       (0.19)       (0.16)
  From net realized gain on
    investments...................         --               --           (2.44)        (2.73)       (1.90)       (3.06)
                                    ----------      ----------      ----------    ----------   ----------   ----------
Total dividends and
  distributions...................         --            (0.14)          (2.59)        (2.89)       (2.09)       (3.22)
                                    ----------      ----------      ----------    ----------   ----------   ----------
Net asset value at end of
  period..........................  $   17.44       $    19.99      $    24.28    $    27.78   $    23.62   $    20.31
                                    ==========      ==========      ==========    ==========   ==========   ==========
Total investment return...........     (12.75%)(a)      (17.09%)         (3.34%)       29.96%       26.59%       26.75%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income...........       0.62%+           0.66%           0.55%         0.63%        0.84%        0.80%
  Expenses........................       0.50%+           0.50%           0.50%         0.49%        0.51%        0.50%
Portfolio turnover rate...........         67%              93%             77%           71%          69%         103%
Net assets at end of period (in
  000's)..........................  $ 906,054       $1,059,832      $1,331,634    $1,312,905   $  996,736   $  759,054

------------

(a)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

LONG-TERM BONDS (84.3%)+
ASSET-BACKED SECURITIES (2.6%)

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
AIRPLANE LEASES (0.2%)
Northwest Airlines, Inc.
 Pass-Through Certificates
 Series 1996-1
 8.97%, due 1/2/15..............  $  1,330,892   $  1,311,248
                                                 ------------

ELECTRIC UTILITIES (1.3%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17..............     9,615,000      9,228,092
                                                 ------------

MEDIA (0.4%)
United Artists Theatre Circuit,
 Inc.
 Pass-Through Certificates
 Series 1995-A
 9.30%, due 7/1/15 (d)..........     2,743,709      2,524,212
                                                 ------------

MULTILINE RETAIL (0.1%)
Kmart Corp.
 Pass-Through Certificates
 Series 1995-K3
 8.54%, due 1/2/15 (e)(f).......       950,892        522,991
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (0.6%)
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c).........     5,545,000      4,325,100
                                                 ------------
Total Asset-Backed Securities
 (Cost $18,610,195).............                   17,911,643
                                                 ------------

CONVERTIBLE BONDS (4.8%)
BIOTECHNOLOGY (0.2%)
CuraGen Corp.
 6.00%, due 2/2/07..............     1,925,000      1,296,969
                                                 ------------
COMMUNICATIONS EQUIPMENT (1.8%)
CIENA Corp.
 3.75%, due 2/1/08..............     4,985,000      2,959,844
Comverse Technology, Inc.
 1.50%, due 12/1/05.............     2,630,000      2,061,263
Juniper Networks, Inc.
 4.75%, due 3/15/07.............     7,695,000      4,751,663
ONI Systems Corp.
 5.00%, due 10/15/05............     2,850,000      1,945,125
Riverstone Networks, Inc.
 3.75%, due 12/1/06 (c).........     2,100,000      1,372,875
                                                 ------------
                                                   13,090,770
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
At Home Corp.
 0.5246%, due 12/28/18 (e)(f)...  $  2,000,000   $    260,000
 4.75%, due 12/15/06 (e)(f).....    10,210,000      2,654,600
KPNQwest N.V.
 10.00%, due 3/15/12 (e)(g).....  E    921,000         10,181
                                                 ------------
                                                    2,924,781
                                                 ------------
MEDIA (0.4%)
Adelphia Communications Corp.
 6.00%, due 2/15/06 (e).........  $  4,455,000        400,950
Omnicom Group, Inc.
 (zero coupon), due 7/31/32.....     3,125,000      2,763,438
                                                 ------------
                                                    3,164,388
                                                 ------------
METALS & MINING (0.1%)
Algoma Steel, Inc.
 1.00%, due 12/31/30 (e)(h).....       833,331        524,999
Battle Mountain Gold Co.
 6.00%, due 1/4/05 (i)..........       255,000        250,597
                                                 ------------
                                                      775,596
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
LSI Logic Corp.
 4.00%, due 2/15/05.............     7,770,000      6,623,925
Vitesse Semiconductor Corp.
 4.00%, due 3/15/05.............     3,010,000      2,219,875
                                                 ------------
                                                    8,843,800
                                                 ------------
SOFTWARE (0.2%)
QuadraMed Corp.
 5.25%, due 5/1/05..............     1,445,000      1,199,350
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
COLT Telecom Group PLC
 2.00%, due 3/29/06 (c).........  E  2,075,000        865,817
 2.00%, due 12/16/06 (c)........     1,600,000        624,163
 2.00%, due 4/3/07 (c)..........     3,280,000      1,295,731
                                                 ------------
                                                    2,785,711
                                                 ------------
Total Convertible Bonds
 (Cost $43,421,596).............                   34,081,365
                                                 ------------

CORPORATE BONDS (57.0%)
AEROSPACE & DEFENSE (0.2%)
Sequa Corp.
 Series B
 8.875%, due 4/1/08.............  $  1,245,000      1,245,000
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CORPORATE BONDS (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
AIRLINES (1.2%)
Delta Air Lines, Inc.
 8.30%, due 12/15/29............  $  5,375,000   $  4,284,520
 9.25%, due 3/15/22.............     1,000,000        880,845
Northwest Airlines, Inc.
 9.875%, due 3/15/07............     3,860,000      3,474,000
                                                 ------------
                                                    8,639,365
                                                 ------------
AUTO COMPONENTS (0.9%)
Hayes Lemmerz International,
 Inc.
 Series B
 8.25%, due 12/15/08 (e)(f).....     5,505,000        550,500
 9.125%, due 7/15/07 (e)(f).....     2,560,000        256,000
Mark IV Industries, Inc.
 7.50%, due 9/1/07..............     6,230,000      5,233,200
                                                 ------------
                                                    6,039,700
                                                 ------------
BANKS (0.4%)
B.F. Saul Real Estate
 Investment Trust
 Series B
 9.75%, due 4/1/08..............     3,230,000      3,197,700
                                                 ------------

CHEMICALS (1.5%)
General Chemical Industrial
 Products, Inc.
 10.625%, due 5/1/09............     1,040,000        832,000
Millennium America, Inc.
 7.625%, due 11/15/26...........     3,150,000      2,583,000
Sovereign Specialty Chemicals,
 Inc.
 11.875%, due 3/15/10...........     2,127,000      1,956,840
Terra Capital, Inc.
 12.875%, due 10/15/08..........     5,300,000      5,432,500
                                                 ------------
                                                   10,804,340
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Alderwoods Group, Inc.
 12.25%, due 1/2/09.............       705,300        726,459
American Color Graphics, Inc.
 12.75%, due 8/1/05.............     3,145,000      3,117,481
Protection One Alarm Monitoring,
 Inc.
 7.375%, due 8/15/05............     4,225,000      3,718,000
                                                 ------------
                                                    7,561,940
                                                 ------------
COMMUNICATIONS EQUIPMENT (2.2%)
Avaya, Inc.
 11.125%, due 4/1/09............     3,715,000      3,399,225
Electronic Retailing Systems
 International, Inc.
 8.00%, due 8/1/04
 (d)(g)(j)(k)...................       608,584        152,145
Lucent Technologies, Inc.
 6.45%, due 3/15/29.............     5,770,000      2,971,550
 7.25%, due 7/15/06.............       870,000        591,600
NorthEast Optic Network, Inc.
 12.75%, due 8/15/08 (e)........     6,845,000        205,350

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
COMMUNICATIONS EQUIPMENT (Continued)
Qwest Corp.
 7.625%, due 6/9/03.............  $  4,800,000   $  4,416,000
 8.875%, due 3/15/12 (c)........     4,025,000      3,582,250
                                                 ------------
                                                   15,318,120
                                                 ------------
CONTAINERS & PACKAGING (1.8%)
Owens-Brockway Glass Container,
 Inc.
 8.875%, due 2/15/09 (c)........    10,715,000     10,715,000
Owens-Illinois, Inc.
 7.80%, due 5/15/18.............     2,265,000      1,891,275
                                                 ------------
                                                   12,606,275
                                                 ------------
DIVERSIFIED FINANCIALS (3.6%)
Alamosa (Delaware), Inc.
 12.50%, due 2/1/11.............       790,000        221,200
Caithness Coso Funding Corp.
 Series B
 9.05%, due 12/15/09............     5,696,422      5,810,351
Cedar Brakes II LLC
 9.875%, due 9/1/13 (c).........    10,340,000     10,561,276
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11............     2,825,000      2,744,798
FINOVA Group, Inc. (The)
 7.50%, due 11/15/09............     5,750,000      1,897,500
IPC Acquisition Corp.
 11.50%, due 12/15/09...........     3,355,000      3,220,800
Pacific & Atlantic (Holdings)
 Inc. 10.50%, due 12/31/07
 (c)(d)(e)(g)...................     3,102,983      1,086,044
                                                 ------------
                                                   25,541,969
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
IMPSAT Fiber Networks, Inc.
 13.75%, due 2/15/05 (e)........     5,150,000        103,000
NTL Communications Corp.
 9.875%, due 11/15/09 (e).......     2,940,000        900,099
 Series B
 11.50%, due 10/1/08 (e)........       120,000         31,800
 Series B
 11.875%, due 10/1/10 (e).......     4,540,000      1,203,100
NTL, Inc.
 Series B
 11.50%, due 2/1/06 (e).........     1,855,000        491,575
Qwest Capital Funding, Inc.
 5.875%, due 8/3/04.............     5,235,000      3,402,750
 6.50%, due 11/15/18............       450,000        225,000
 7.25%, due 2/15/11.............     2,425,000      1,358,000
 7.75%, due 8/15/06.............     2,495,000      1,521,950
 7.90%, due 8/15/10.............     1,325,000        748,625
Qwest Corp.
 5.625%, due 11/15/08...........       300,000        225,000

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 (Continued)
Sprint Capital Corp.
 5.875%, due 5/1/04.............  $  2,065,000   $  1,788,802
 8.75%, due 3/15/32.............     4,035,000      3,034,586
Tritel PCS, Inc.
 10.375%, due 1/15/11...........     2,105,000      1,915,550
                                                 ------------
                                                   16,949,837
                                                 ------------
ELECTRIC UTILITIES (0.5%)
CMS Energy Corp.
 8.375%, due 7/1/13.............     3,000,000      2,280,000
 8.50%, due 4/15/11.............       870,000        617,700
 8.90%, due 7/15/08.............       485,000        349,200
                                                 ------------
                                                    3,246,900
                                                 ------------
ELECTRICAL EQUIPMENT (0.9%)
Knowles Electronics Holdings,
 Inc.
 13.125%, due 10/15/09 (e)......     5,510,000      4,408,000
Thomas & Betts Corp.
 6.625%, due 5/7/08.............     2,270,000      2,107,949
                                                 ------------
                                                    6,515,949
                                                 ------------
ELECTRONIC COMPONENTS, INSTRUMENTS (0.4%)
UCAR Finance, Inc.
 10.25%, due 2/15/12 (c)........     3,135,000      3,197,700
                                                 ------------
ENERGY EQUIPMENT & SERVICES (1.1%)
Grant Prideco, Inc.
 Series B
 9.625%, due 12/1/07............     1,000,000      1,045,000
Halliburton Co.
 2.13%, due 7/16/03 (l).........     2,880,000      2,728,800
 5.625%, due 12/1/08............     1,380,000      1,225,014
 6.00%, due 8/1/06..............       770,000        738,208
 Series A
 6.75%, due 2/1/27..............     1,930,000      1,887,918
                                                 ------------
                                                    7,624,940
                                                 ------------
FOOD PRODUCTS (0.2%)
Chiquita Brands International,
 Inc.
 10.56%, due 3/15/09............     1,122,000      1,178,100
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
ALARIS Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03......     5,895,000      4,951,800
ALARIS Medical Systems, Inc.
 9.75%, due 12/1/06.............     3,815,000      3,757,775
dj Orthopedics, LLC
 12.625%, due 6/15/09...........     3,384,000      3,709,710
                                                 ------------
                                                   12,419,285
                                                 ------------

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
HEALTH CARE PROVIDERS & SERVICES (5.9%)
AmerisourceBergen Corp.
 8.125%, due 9/1/08.............  $  3,165,000   $  3,267,862
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08 (e)........     3,460,000      2,076,000
Genesis Health Ventures, Inc.
 7.0375%, due 4/2/07 (l)........       189,700        186,855
Harborside Healthcare Corp.
 (zero coupon), due 8/1/07
 12.00%, beginning 8/1/04
 (d)(k).........................     9,217,000      4,147,650
HCA, Inc.
 7.50%, due 11/15/95............    10,270,000      9,724,304
Manor Care, Inc.
 8.00%, due 3/1/08..............     3,855,000      3,975,468
McKesson Corp.
 7.65%, due 3/1/27..............     1,775,000      1,680,994
Medaphis Corp.
 Series B
 9.50%, due 2/15/05.............     9,560,000      9,177,600
Rotech Healthcare, Inc.
 9.50%, due 4/1/12 (c)..........       540,000        550,800
Team Health, Inc.
 Series B
 12.00%, due 3/15/09............     4,270,000      4,782,400
Unilab Corp.
 12.75%, due 10/1/09............     1,474,000      1,724,580
                                                 ------------
                                                   41,294,513
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (5.4%)
Bally Total Fitness Holding
 Corp.
 Series D
 9.875%, due 10/15/07...........     2,960,000      2,937,800
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36............     1,835,000      1,769,727
El Comandante Capital Corp.
 11.75%, due 12/15/03 (d)(e)....       891,000        547,965
FRI-MRD Corp.
 14.00%, due 12/24/02
 (c)(d)(e)(j)(k)................     3,000,000      1,710,000
 15.00%, due 12/24/02
 (c)(d)(e)(j)(k)................     5,400,000      2,970,000
Hilton Hotels Corp.
 7.625%, due 5/15/08............     3,445,000      3,515,419
 8.25%, due 2/15/11.............     3,550,000      3,686,661
Hollywood Casino Shreveport
 Capital Corp.
 13.00%, due 8/1/06.............     1,605,000      1,757,475
Hollywood Park, Inc.
 Series B
 9.50%, due 8/1/07..............     3,045,000      2,938,425
Pinnacle Entertainment, Inc.
 Series B
 9.25%, due 2/15/07.............       544,000        486,880

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CORPORATE BONDS (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
President Casinos, Inc.
 12.00%, due 9/15/02
 (c)(d)(e)(j)...................  $    895,000   $    626,500
 13.00%, due 9/15/02
 (d)(e)(j)......................     1,752,000        832,200
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15...........     4,300,000      3,971,992
Vail Resorts, Inc.
 8.75%, due 5/15/09.............     3,480,000      3,480,000
Venetian Casino Resort LLC
 11.00%, due 6/15/10 (c)........     4,960,000      4,991,000
Wheeling Island Gaming, Inc.
 10.125%, due 12/15/09..........     1,645,000      1,694,350
                                                 ------------
                                                   37,916,394
                                                 ------------
HOUSEHOLD DURABLES (0.1%)
Foamex L.P.
 10.75%, due 4/1/09 (c).........       655,000        668,100
                                                 ------------

INTERNET SOFTWARE & SERVICES (0.4%)
Globix Corp.
 12.50%, due 2/1/10 (e).........    10,310,000      1,855,800
PSINet, Inc.
 11.00%, due 8/1/09 (e)(f)......     6,860,000        668,850
 11.50%, due 11/1/08 (e)(f).....     2,500,000        246,875
                                                 ------------
                                                    2,771,525
                                                 ------------
IT CONSULTING & SERVICES (0.5%)
Unisys Corp.
 7.25%, due 1/15/05.............       705,000        690,900
 8.125%, due 6/1/06.............     2,860,000      2,831,400
                                                 ------------
                                                    3,522,300
                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Phoenix Color Corp.
 10.375%, due 2/1/09............     3,065,000      2,452,000
                                                 ------------

MACHINERY (0.1%)
Dresser, Inc.
 9.375%, due 4/15/11............       710,000        718,875
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03
 (e)(f).........................    11,110,000         55,550
                                                 ------------
                                                      774,425
                                                 ------------
MARINE (0.5%)
Navigator Gas Transport PLC
 10.50%, due 6/30/07 (c)(d).....     7,885,000      3,627,100
                                                 ------------

MEDIA (6.3%)
Adelphia Communications Corp.
 9.375%, due 11/15/09 (e).......       600,000        243,000
 10.25%, due 11/1/06 (e)........     1,075,000        424,625
 10.25%, due 6/15/11 (e)........     3,330,000      1,365,300

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
MEDIA (Continued)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03
 (d)............................  $  7,500,000   $  1,462,500
Belo (A.H.) Corp.
 7.125%, due 6/1/07.............       730,000        749,170
Charter Communications Holdings,
 LLC
 (zero coupon), due 1/15/10
 11.75%, beginning 1/15/05......     4,535,000      2,040,750
 (zero coupon), due 5/15/11
 11.75%, beginning 5/15/06......     2,215,000        775,250
 8.625%, due 4/1/09.............       315,000        211,050
 10.00%, due 4/1/09.............     3,390,000      2,339,100
 10.00%, due 5/15/11............       145,000         97,875
FrontierVision Operating
 Partners, L.P.
 11.00%, due 10/15/06 (e).......     5,475,000      4,571,625
 11.875%, due 9/15/07 (e).......     2,750,000      1,842,500
 Series B
 11.875%, due 9/15/07 (e).......     1,650,000      1,105,500
Garden State Newspapers, Inc.
 8.625%, due 7/1/11.............       805,000        784,875
 Series B
 8.75%, due 10/1/09.............     1,535,000      1,515,813
General Media, Inc.
 15.00%, due 3/29/04
 (d)(e)(m1).....................         1,913      1,245,841
Jacobs Entertainment Co.
 11.875%, due 2/1/09 (c)........     1,765,000      1,809,125
Key3Media Group, Inc.
 11.25%, due 6/15/11............     2,800,000      1,022,000
Paxson Communications Corp.
 (zero coupon), due 1/15/09
 12.25%, beginning 1/15/06......    12,365,000      7,017,138
Radio Unica Corp.
 (zero coupon), due 8/1/06
 11.75%, beginning 8/1/02.......     4,758,000      2,676,375
Sinclair Broadcast Group, Inc.
 8.75%, due 12/15/07............     1,975,000      1,965,125
Supercanal Holdings, S.A.
 11.50%, due 5/15/05
 (c)(d)(e)......................       590,000         17,700
T/SF Communications Corp.
 Series B
 10.375%, due 11/1/07...........     3,290,000      3,224,200
Time Warner Entertainment Co.
 8.375%, due 3/15/23............     3,615,000      3,598,432
UIH Australia/Pacific, Inc.
 Series B
 14.00%, due 5/15/06 (e)........    24,480,000      1,009,800
 Series D
 14.00%, due 5/15/06 (e)........        40,000          1,650

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
MEDIA (Continued)
Ziff Davis Media, Inc.
 Series B
 12.00%, due 7/15/10 (e)........  $  5,620,000   $  1,412,025
                                                 ------------
                                                   44,528,344
                                                 ------------
METALS & MINING (1.4%)
Commonwealth Aluminum Corp.
 10.75%, due 10/1/06............     2,860,000      2,874,300
Neenah Foundry Co.
 Series B
 11.125%, due 5/1/07............     3,260,000      1,793,000
 Series D
 11.125%, due 5/1/07............     1,055,000        580,250
 Series F
 11.125%, due 5/1/07............     1,175,000        646,250
Newmont Mining Corp.
 8.625%, due 5/15/11............     2,085,000      2,345,350
Ormet Corp.
 11.00%, due 8/15/08 (c)(e).....     2,465,000      1,454,350
                                                 ------------
                                                    9,693,500
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (2.8%)
AES Corp. (The)
 7.375%, due 6/15/14............     3,685,000      2,948,000
 9.50%, due 6/1/09..............        65,000         42,900
Cherokee International LCC
 Series B
 10.50%, due 5/1/09.............       770,000        385,000
PG&E National Energy Group, Inc.
 10.375%, due 5/16/11...........     7,350,000      7,497,000
Salton Sea Funding Corp.
 Series B
 7.37%, due 5/30/05.............     1,334,652      1,368,499
Westar Energy, Inc.
 6.25%, due 8/15/18 (l).........     4,720,000      4,565,576
 6.875%, due 8/1/04.............       900,000        848,922
 7.125%, due 8/1/09.............       855,000        759,017
 7.875%, due 5/1/07 (c).........     1,205,000      1,196,938
                                                 ------------
                                                   19,611,852
                                                 ------------
OFFICE ELECTRONICS (0.6%)
Xerox Corp.
 5.50%, due 11/15/03............     2,060,000      1,792,200
 9.75%, due 1/15/09 (c).........     3,060,000      2,509,200
                                                 ------------
                                                    4,301,400
                                                 ------------
OIL & GAS (2.3%)
Comstock Resources, Inc.
 11.25%, due 5/1/07.............     1,090,000      1,125,425
 11.25%, due 5/1/07 (c).........     2,660,000      2,746,450
Energy Corp. of America
 Series A
 9.50%, due 5/15/07.............     6,670,000      4,002,000

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
OIL & GAS (Continued)
Petro Stopping Centers Holdings,
 L.P.
 Series B
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04.......  $  4,314,000   $  1,660,890
Vintage Petroleum, Inc.
 8.25%, due 5/1/12 (c)..........     7,205,000      7,078,913
                                                 ------------
                                                   16,613,678
                                                 ------------
PAPER & FOREST PRODUCTS (0.7%)
Georgia-Pacific Corp.
 7.25%, due 6/1/28..............     1,920,000      1,565,136
 7.375%, due 12/1/25............        90,000         73,796
 9.625%, due 3/15/22............     1,030,000      1,002,137
 9.875%, due 11/1/21............     1,055,000      1,034,396
Pope & Talbot, Inc.
 8.375%, due 6/1/13.............     1,700,000      1,572,500
                                                 ------------
                                                    5,247,965
                                                 ------------
PERSONAL PRODUCTS (1.3%)
Herbalife International, Inc.
 11.75%, due 7/15/10 (c)........     3,295,000      3,295,000
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08.............     5,385,000      5,600,400
                                                 ------------
                                                    8,895,400
                                                 ------------
PHARMACEUTICALS (0.3%)
MedPartners, Inc.
 7.375%, due 10/1/06............     2,480,000      2,504,800
                                                 ------------

REAL ESTATE (4.7%)
CB Richard Ellis Services, Inc.
 11.25%, due 6/15/11............     5,290,000      4,443,600
Crescent Real Estate Equities
 L.P.
 7.50%, due 9/15/07.............    10,490,000     10,135,144
Golden State Holdings, Inc.
 7.125%, due 8/1/05.............       540,000        576,712
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11.............     2,760,000      2,893,032
LNR Property Corp.
 Series B
 9.375%, due 3/15/08............     4,585,000      4,539,150
 10.50%, due 1/15/09............     1,350,000      1,377,000
MeriStar Hospitality Corp.
 9.00%, due 1/15/08.............     6,010,000      5,739,550
Senior Housing Properties Trust
 8.625%, due 1/15/12............     3,370,000      3,471,100
                                                 ------------
                                                   33,175,288
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.2%)
ON Semiconductor Corp.
 12.00%, due 5/15/08 (c)........     1,635,000      1,422,450
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CORPORATE BONDS (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
SOFTWARE (0.2%)
Computer Associates
 International, Inc.
 Series B
 6.25%, due 4/15/03.............  $  1,165,000   $  1,118,352
                                                 ------------

SPECIALTY RETAIL (0.4%)
Gap, Inc. (The)
 6.90%, due 9/15/07.............     2,905,000      2,651,449
                                                 ------------

TOBACCO (0.1%)
Standard Commercial
 Tobacco Co., Inc.
 8.875%, due 8/1/05.............       891,000        917,730
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
Alamosa PCS Holdings, Inc.
 (zero coupon), due 2/15/10
 12.875%, beginning 2/15/05.....     8,850,000      1,327,500
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31..............     2,405,000      1,857,360
COLO.COM
 13.875%, due 3/15/10
 (c)(e)(f)(j)(m2)...............         3,125        125,000
Dobson Communications Corp.
 10.875%, due 7/1/10............     3,570,000      2,106,300
Loral CyberStar, Inc.
 10.00%, due 7/15/06............     5,773,000      3,983,370
Nextel International, Inc.
 (zero coupon), due 4/15/08
 12.125%, beginning 4/15/03
 (e)............................     3,705,000         37,050
 12.75%, due 8/1/10 (e).........     4,840,000         72,600
PageMart Nationwide, Inc.
 15.00%, due 2/1/05 (d)(e)(f)...     3,915,000         19,575
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03
 (d)(e)(f)......................     5,000,000         25,000
TSI Telecommunication Services,
 Inc.
 12.75%, due 2/1/09 (c).........     5,425,000      5,262,250
US Unwired, Inc.
 Series B
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04.....     4,830,000      1,159,200
                                                 ------------
                                                   15,975,205
                                                 ------------
Total Corporate Bonds
 (Cost $500,546,242)............                  401,770,890
                                                 ------------

FOREIGN BONDS (6.3%)

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
AIR FREIGHT & LOGISTICS (0.0%)(b)
Pegasus Shipping (Hellas) Ltd.
 Promissory Note
 8.30%, due 1/31/04 (k).........  $    126,752   $         13
                                                 ------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Quebecor Media, Inc.
 (zero coupon), due 7/15/11
 13.75%, beginning 7/15/06......     7,850,000      4,592,250
 11.125%, due 7/15/11...........       955,000        940,675
Xerox Capital (Europe) PLC
 5.875%, due 5/15/04............     2,220,000      1,820,400
                                                 ------------
                                                    7,353,325
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.9%)
Marconi Corp. PLC
 7.75%, due 9/15/10 (e).........     2,895,000        868,500
 8.375%, due 9/15/30 (e)........     8,460,000      2,538,000
Nortel Networks Ltd.
 6.125%, due 2/15/06............     5,420,000      3,089,400
                                                 ------------
                                                    6,495,900
                                                 ------------
DIVERSIFIED FINANCIALS (0.6%)
Hollinger Participation Trust
 12.125%, due 11/15/10 (c)(g)...     4,334,384      4,074,321
                                                 ------------

HOUSEHOLD DURABLES (0.7%)
Amatek Industries Property Ltd.
 14.50%, due 2/15/09
 (c)(d)(n)......................           580            580
 14.50%, due 2/15/09
 (d)(i)(n)......................     4,954,011      4,954,011
                                                 ------------
                                                    4,954,591
                                                 ------------
MEDIA (1.3%)
CanWest Media, Inc.
 10.625%, due 5/15/11...........       820,000        815,900
Central European Media
 Enterprises Ltd.
 Series BR
 8.125%, due 8/15/04............  DM 2,930,000        917,296
Ono Finance PLC
 13.00%, due 5/1/09.............  E    440,000        147,745
 13.00%, due 5/1/09 (i).........  $    155,000         51,150
 14.00%, due 2/15/11............     2,820,000        958,800
SBS Broadcasting S.A.
 12.00%, due 6/15/08 (o)........  E  2,540,000      2,307,824
TDL Infomedia Group PLC
 12.125%, due 10/15/09 (o)......  L  2,160,000      3,608,853
                                                 ------------
                                                    8,807,568
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.8%)
Calpine Canada Energy Finance
 ULC
 8.50%, due 5/1/08..............  $  7,805,000      5,346,425
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
OIL & GAS (0.4%)
Baytex Energy Ltd.
 10.50%, due 2/15/11............  $  2,685,000   $  2,738,700
                                                 ------------

ROAD & RAIL (0.5%)
Grupo Transportacion Ferroviaria
 Mexicana, S.A. de C.V.
 12.50%, due 6/15/12 (c)........     3,910,000      3,694,950
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Rogers Wireless Communications,
 Inc.
 9.625%, due 5/1/11.............     1,445,000        982,600
                                                 ------------
Total Foreign Bonds
 (Cost $51,903,140).............                   44,448,393
                                                 ------------

LOAN ASSIGNMENTS & PARTICIPATIONS (3.6%)
CHEMICALS (0.1%)
United Industries Corp.
 Bank debt, Term Loan
 4.59%, due 1/20/05 (j)(k)......       404,027        399,986
                                                 ------------

CONTAINERS & PACKAGING (0.2%)
Crown Cork & Seal Co., Inc.
 Bank debt, Revolver
 3.90%, due 1/2/03 (j)(k)(p)....  L     70,805         64,668
 3.9673%, due 1/2/03
 (j)(k)(p)......................  $  1,148,451      1,048,916
 5.41%, due 1/2/03 (j)(k)(p)....  E    104,791         95,709
                                                 ------------
                                                    1,209,293
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
GT Group Telecom Services Corp.
 Bank debt, Term Loan A
 6.5625%, due 6/30/08
 (d)(e)(k)(l)...................  $  3,225,213        645,043
 Bank debt, Term Loan B
 6.625%, due 6/30/08
 (d)(e)(k)(l)...................     2,304,787        460,957
XO Communications, Inc.
 Bank debt, Revolver
 6.50%, due 12/31/06
 (d)(k)(l)......................     2,620,000      1,074,200
                                                 ------------
                                                    2,180,200
                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Spalding Holdings Corp.
 Bank debt, Revolver
 5.7748%, due 9/30/03
 (k)(l)(p)......................     3,318,247      2,322,773
                                                 ------------

MACHINERY (1.0%)
Thermadyne Holdings Corp.
 Bank debt, Revolver
 4.59%, due 5/22/04 (k)(l)......     1,060,728        970,566

                                  PRINCIPAL
                                  AMOUNT            VALUE
                                  ---------------------------
MACHINERY (Continued)
Thermadyne Holdings Corp.
 Bank debt, Term Loan A
 4.59%, due 5/22/04 (k)(l)......  $  4,796,514   $  4,388,810
 Bank debt, Term Loan B
 4.84%, due 5/22/05 (k)(l)......       905,000        823,550
 Bank debt, Term Loan C
 5.09%, due 5/22/06 (k)(l)......       905,000        823,550
                                                 ------------
                                                    7,006,476
                                                 ------------
MEDIA (0.2%)
Ziff Davis Media, Inc.
 Bank debt, Term Loan
 9.75%, due 3/31/07 (k)(l)......     1,634,043      1,378,043
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (1.0%)
Pacific Gas & Electric Co.
 Bank debt, Revolver
 8.00%, due 12/30/06 (e)(k).....     7,505,000      7,303,303
                                                 ------------

OFFICE ELECTRONICS (0.5%)
Xerox Corp.
 Bank debt, Term Loan B
 5.84%, due 4/30/05 (k)(l)......       542,857        525,486
 Bank debt, Revolver
 6.34%, due 4/30/05 (k)(l)(p)...     1,628,571      1,397,083
 Bank debt, Term Loan A
 6.34%, due 4/30/05 (k)(l)......     1,628,571      1,439,657
                                                 ------------
                                                    3,362,226
                                                 ------------
Total Loan Assignments &
 Participations
 (Cost $29,519,448).............                   25,162,300
                                                 ------------

MORTGAGE-BACKED SECURITIES (0.3%)
COMMERCIAL MORTGAGE LOANS
(COLLATERALIZED MORTGAGE OBLIGATIONS) (0.3%)
Commercial Trust I
 Series 1993-KA Class A2
 7.63%, due 12/15/13............     1,255,000        502,000
Debit Securitized Lease Trust
 Series 1993-K1 Class A1
 6.66%, due 8/15/10.............     1,069,171        652,194
 Series 1994-K1 Class A1
 7.60%, due 8/15/07.............       331,292        198,775
 Series 1994-K1 Class A2
 8.375%, due 8/15/15............       775,000        418,501
 Series 1994-K1 Class A3
 8.55%, due 8/15/19.............       705,000        394,800
                                                 ------------
                                                    2,166,270
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $2,421,837)..............                    2,166,270
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

U.S. GOVERNMENT BONDS (1.5%)

                                  PRINCIPAL
                                  AMOUNT            VALUE
                                  ---------------------------
UNITED STATES TREASURY BONDS (1.5%)
 5.25%, due 2/15/29.............  $  1,730,000   $  1,627,444
 5.375%, due 2/15/31 (q)........     9,185,000      8,994,127
                                                 ------------
                                                   10,621,571
                                                 ------------
Total U.S. Government Bonds
 (Cost $10,343,671).............                   10,621,571
                                                 ------------

YANKEE BONDS (8.2%)
DISTRIBUTORS (0.0%)(b)
Semi-Tech Corp.
 11.50%, due 8/15/03
 (d)(e)(f)(j)...................     8,965,000            897
                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Call-Net Enterprises, Inc.
 10.625%, due 12/31/08..........     3,101,171        899,340
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.5%)
Petroleum Geo-Services ASA
 6.25%, due 11/19/03............     2,215,000      1,915,975
 7.125%, due 3/30/28............     2,215,000      1,484,050
                                                 ------------
                                                    3,400,025
                                                 ------------
MARINE (0.7%)
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08............       826,000        605,045
 10.50%, due 7/1/03.............       719,000        712,709
 Series B
 10.75%, due 10/15/06...........     4,185,000      3,766,500
                                                 ------------
                                                    5,084,254
                                                 ------------
MEDIA (3.8%)
British Sky Broadcasting Group
 PLC
 6.875%, due 2/23/09............     2,195,000      2,019,123
 7.30%, due 10/15/06............       715,000        695,515
Cablevision S.A.
 Series 10, Tranche 1
 13.75%, due 4/30/07 (e)........     8,030,000      1,324,950
Central European Media
 Enterprises Ltd.
 9.375%, due 8/15/04............     3,490,000      2,098,363
Comcast UK Cable Partners Ltd.
 11.20%, due 11/15/07...........     8,540,000      7,686,000
Rogers Cablesystem, Ltd.
 Series B
 10.00%, due 3/15/05............     2,210,000      2,298,400
 11.00%, due 12/1/15............     3,045,000      3,288,600
Rogers Communications, Inc.
 8.875%, due 7/15/07............       735,000        668,850

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
MEDIA (Continued)
TDL Infomedia Holdings Ltd.
 (zero coupon), due 10/15/10
 15.50%, beginning 10/15/04.....  $    980,000   $    788,900
TV Azteca S.A. de C.V.
 Series B
 10.50%, due 2/15/07............     1,615,000      1,566,550
United Pan-Europe Communications
 N.V., Series B
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04 (e)...     6,750,000        641,250
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04
 (e)............................    10,560,000      1,003,200
 (zero coupon), due 2/1/10
 13.75%, beginning 2/1/05 (e)...    12,525,000      1,189,875
 10.875%, due 8/1/09 (e)........     4,645,000        603,850
 11.25%, due 2/1/10 (e).........     7,135,000        927,550
 11.50%, due 2/1/10 (e).........     1,910,000        248,300
                                                 ------------
                                                   27,049,276
                                                 ------------
METALS & MINING (0.6%)
Algoma Steel, Inc.
 11.00%, due 12/31/09 (e).......     5,062,662      3,847,623
                                                 ------------

OIL & GAS (0.3%)
Triton Energy Ltd.
 8.875%, due 10/1/07............     1,917,000      2,108,700
                                                 ------------

PAPER & FOREST PRODUCTS (0.5%)
Doman Industries Ltd.
 12.00%, due 7/1/04.............     3,710,000      3,413,200
                                                 ------------

ROAD & RAIL (0.1%)
Grupo Transportacion Ferroviaria
 Mexicana, S.A. de C.V.
 11.75%, due 6/15/09............       935,000        878,900
                                                 ------------

TRANSPORTATION INFRASTRUCTURE (0.4%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/04
 (d)(j)(k)......................     3,188,036      2,714,931
                                                 ------------

WIRELESS TELECOMMUNICATION
 SERVICES (1.2%)
Millicom International Cellular
 S.A.
 13.50%, due 6/1/06.............    12,104,000      4,236,400
Rogers Cantel, Inc.
 9.75%, due 6/1/16..............     1,520,000      1,064,000
Telesystem International
 Wireless, Inc.
 14.00%, due 12/30/03 (n).......     3,640,796      2,912,637

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
WIRELESS TELECOMMUNICATION
 SERVICES (Continued)
360networks, Inc.
 13.00%, due 5/1/08 (e).........  $  3,510,000   $        351
                                                 ------------
                                                    8,213,388
                                                 ------------
Total Yankee Bonds
 (Cost $101,404,612)............                   57,610,534
                                                 ------------
Total Long-Term Bonds
 (Cost $758,170,741)............                  593,772,966
                                                 ------------
COMMON STOCKS (4.5%)+
                                        SHARES
                                  ------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)(b)
Colorado Prime Corp.
 (a)(d)(j)(k)...................        64,130            641
                                                 ------------

CONTAINERS & PACKAGING (0.3%)
Owens-Illinois, Inc. (a)........       130,500      1,793,070
                                                 ------------
DIVERSIFIED FINANCIALS (0.1%)
AMC Financial, Inc. (a).........       195,912        401,620
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
BellSouth Corp..................        69,900      2,201,850
Call-Net Enterprises, Inc.
 (a)............................       149,036         46,946
Call-Net Enterprises, Inc.
 (a)(r).........................        21,976          8,381
ICO Global Communications
 Holdings Ltd. (a)(d)...........       393,473        708,251
ICO Global Communications
 Holdings Ltd.
 Class A (a)(d)(k)..............       334,930        837,325
SBC Communications, Inc.........        68,700      2,095,350
Verizon Communications, Inc.....        52,900      2,123,935
                                                 ------------
                                                    8,022,038
                                                 ------------
ELECTRIC UTILITIES (0.1%)
Xcel Energy, Inc................        62,462      1,047,488
                                                 ------------

ELECTRICAL EQUIPMENT (0.0%)(b)
Morris Material
 Handling, Inc. (a)(d)(j)(k)....         8,836         46,831
                                                 ------------

FOOD PRODUCTS (0.4%)
Chiquita Brands
 International, Inc. (a)........       159,276      2,852,633
                                                 ------------

                                     SHARES         VALUE
                                  ---------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Apria Healthcare Group, Inc.
 (a)............................       225,065   $  5,041,456
Genesis Health
 Ventures, Inc. (a)(d)..........       152,512      3,063,966
                                                 ------------
                                                    8,105,422
                                                 ------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Pinnacle Entertainment, Inc.
 (a)............................        86,215        916,465
                                                 ------------

IT CONSULTING & SERVICES (0.0%)(b)
Systems Holding, Inc.
 (a)(d)(j)(k)...................       119,300         31,018
                                                 ------------

MACHINERY (0.2%)
Joy Global, Inc. (a)............        71,829      1,274,246
                                                 ------------

MEDIA (0.2%)
Adelphia Communications Corp.
 (a)............................       301,300         48,208
Charter Communications, Inc.
 (a)............................        77,100        314,568
United Artists Theatre
 Circuit, Inc. (a)(d)(k)........        71,229        783,519
                                                 ------------
                                                    1,146,295
                                                 ------------
METALS & MINING (0.3%)
Algoma Steel, Inc. (a)..........       467,022      1,882,336
                                                 ------------

PAPER & FOREST PRODUCTS (0.4%)
Abitibi-Consolidated, Inc.
 (r)............................       286,870      2,647,810
                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS (0.0%)(b)
Hosiery Corp. of America, Inc.
 (a)(j).........................           500              5
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
@Track Communications, Inc.
 (a)............................     1,170,019      1,345,522
                                                 ------------
Total Common Stocks
 (Cost $46,698,017).............                   31,513,440
                                                 ------------

CONVERTIBLE PREFERRED STOCKS (1.0%)
AEROSPACE & DEFENSE (0.1%)
Titan Capital Trust Corp.
 5.75%..........................        12,700        511,175
                                                 ------------

COMMUNICATIONS EQUIPMENT (0.0%)(b)
Electronic Retailing Systems
 International, Inc.
 Series A-1 (d)(j)(k)...........         4,247             42
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CONVERTIBLE PREFERRED STOCKS (CONTINUED)

                                     SHARES         VALUE
                                  ---------------------------
DIVERSIFIED FINANCIALS (0.0%)(b)
Pacific & Atlantic (Holdings)
 Inc.
 7.50%, Class A (d)(g)(k).......       169,883   $    169,883
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.6%)
El Paso Energy Capital Trust I
 4.75%..........................       114,575      4,216,360
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.0%)(b)
Genesis Health Ventures, Inc.
 6.00% (d)(j)(k)................         1,547        147,739
                                                 ------------

PAPER & FOREST PRODUCTS (0.3%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(d)(k)(r)....       128,883      2,076,161
                                                 ------------
Total Convertible Preferred
 Stocks (Cost $8,768,996).......                    7,121,360
                                                 ------------

PREFERRED STOCKS (1.3%)
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Colorado Prime Corp.
 (a)(d)(j)(k)...................         1,509        393,836
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.0%)(b)
Bergen Capital Trust I
 7.80%..........................         1,400         33,040
                                                 ------------

REAL ESTATE (1.1%)
Sovereign Real Estate Investment
 Corp.
 12.00%, Series A (c)...........         7,155      7,977,825
                                                 ------------

TRANSPORTATION INFRASTRUCTURE (0.0%)(b)
Ermis Maritime
 Holdings Ltd. (a)(d)(j)(k).....        70,835            708
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Rural Cellular Corp.
 11.375%, Series B (g)..........         4,474        850,056
                                                 ------------
Total Preferred Stocks
 (Cost $15,437,149).............                    9,255,465
                                                 ------------
RIGHTS (0.1%)

                                        SHARES          VALUE
                                  ---------------------------
HOUSEHOLD DURABLES (0.1%)
Amatek Industries Property Ltd.
 Common Rights (a)(d)...........         3,125   $        156
 Preferred Rights (a)(d)........       740,721        370,361
                                                 ------------
                                                      370,517
                                                 ------------
Total Rights
 (Cost $378,885)................                      370,517
                                                 ------------

WARRANTS (0.0%)(b)

DIVERSIFIED FINANCIALS (0.0%)(b)
ASAT Finance LLC
 Expire 11/1/06 (a)(c)(d).......         1,530          2,295
North Atlantic Trading Co.
 Expire 6/15/07 (a)(c)(d).......            74              1
                                                 ------------
                                                        2,296
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 (0.0%)(b)
ICO Global Communications
 Holdings Ltd.
 Expire 5/16/06 (a)(d)..........        98,787            988
Loral Space & Communications
 Ltd.
 Expire 12/26/06 (a)(d).........        56,922         34,153
                                                 ------------
                                                       35,141
                                                 ------------
ELECTRICAL EQUIPMENT (0.0%)(b)
Morris Material Handling, Inc.
 Series A
 Expire 9/28/11 (a)(d)(j)(k)....         5,522             55
 Series B
 Expire 9/28/11 (a)(d)(j)(k)....         5,522             55
 Series C
 Expire 9/28/11 (a)(d)(j)(k)....         8,284             83
                                                 ------------
                                                          193
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.0%)(b)
Genesis Health Ventures, Inc.
 Expire 10/2/02 (a)(d)..........        30,164         40,721
Harborside Healthcare Corp.
 Class A
 Expire 8/1/09 (a)(d)(k)........       259,493        129,747
                                                 ------------
                                                      170,468
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (0.0%)(b)
Windsor Woodmont Black Hawk
 Resort Corp.
 Expire 3/15/10 (a)(c)(d)(j)....         1,500             15
                                                 ------------

MEDIA (0.0%)(b)
Ono Finance PLC
 Expire 5/31/09 (a)(c)(d).......         8,375          1,047
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                     SHARES         VALUE
                                  ---------------------------
OIL & GAS (0.0%)(b)
Petro Stopping Centers Holdings
 L.P.
 Expire 8/1/08 (a)(c)(d)(j).....         4,314   $      4,314
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.0%)(b)
Occidente y Caribe Celular, S.A.
 Expire 3/15/07 (a)(c)(d).......        10,680            107
Ubiquitel Operating Co.
 Expire 4/15/10 (a)(c)(d).......         2,510         35,140
                                                 ------------
                                                       35,247
                                                 ------------
Total Warrants
 (Cost $1,844,831)..............                      248,721
                                                 ------------

SHORT-TERM INVESTMENTS (6.8%)
                                   PRINCIPAL
                                    AMOUNT
                                  ------------
COMMERCIAL PAPER (5.3%)
American Express Credit Corp.
 1.68%, due 7/8/02..............  $ 10,000,000      9,995,799
Federal Home Loan Bank
 1.87%, due 7/1/02..............     5,000,000      4,999,481
Freddie Mac Discount Note
 1.72%, due 7/17/02.............     2,630,000      2,627,738
 1.87%, due 7/1/02..............     4,530,000      4,529,529
UBS Finance Delaware LLC
 2.00%, due 7/1/02..............    15,000,000     14,998,333
                                                 ------------
                                                   37,150,880
                                                 ------------
Total Commercial Paper
 (Cost $37,150,880).............                   37,150,880
                                                 ------------

                                     SHARES
                                  ------------
INVESTMENT COMPANY (0.9%)
Merrill Lynch Premier
 Institutional Fund.............     6,736,980      6,736,980
                                                 ------------
Total Investment Company
 (Cost $6,736,980)..............                    6,736,980
                                                 ------------
Total Short-Term Investments
 (Cost $43,887,860).............                   43,887,860
                                                 ------------

SHORT-TERM BONDS (0.1%)

                                   PRINCIPAL
                                     AMOUNT         VALUE
                                  ---------------------------
ELECTRICAL (0.1%)
Thomas & Betts Corp.
 6.29%, due 2/13/03.............  $    760,000   $    739,344
                                                 ------------

MEDIA (0.0%)(b)
Adelphia Communications Corp.
 Series B
 9.25%, due 10/1/02 (e).........       390,000        152,100
                                                 ------------
Total Short-Term Bonds
 (Cost $993,669)................                      891,444
                                                 ------------

SHORT-TERM LOAN ASSIGNMENTS &
 PARTICIPATIONS (0.5%)
BUILDING PRODUCTS (0.4%)
Owens Corning, Inc.
 Bank debt, Revolver
 3.62%, due 12/26/02
 (e)(j)(k)......................     4,051,273      2,749,801
                                                 ------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.
 Bank debt, Term Loan C
 6.34%, due 9/15/02 (j)(k)......       760,000        735,680
                                                 ------------
Total Short-Term Loan
 Assignments & Participations
 (Cost $3,425,034)..............                    3,485,481
                                                 ------------
Total Investments
 (Cost $879,605,182) (s)........          98.0%   690,547,254(t)
Cash and Other Assets,
 Less Liabilities...............           2.0     13,923,558
                                  ------------   ------------
Net Assets......................         100.0%  $704,470,812
                                  ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d)  Illiquid security.
(e)  Issue in default.
(f)  Issuer in bankruptcy.
(g) PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(h)  Yankee bond.
(i) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(j)  Fair valued security.
(k)  Restricted security. (See Note 2(I))
(l)  Floating rate. Rate shown is the rate in effect at June 30, 2002.
(m1) 1,913 Units--Each unit reflects $1,000 principal amount of 15.00% Senior Secured Notes plus 0.1923 shares of Series A preferred stock.
(m2) 3,125 Units--Each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.
(n) CIK ("Cash in Kind")--interest payment is made with cash or additional securities.
(o)  Partially segregated as collateral for forward contracts.
(p)  Multiple tranche facilities.
(q)  Partially segregated for unfunded loan commitments.
(r)  Canadian security.
(s)  The cost for federal income tax purposes is $880,220,208.
(t) At June 30, 2002 net unrealized depreciation was $189,672,954, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $29,216,568 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $218,889,522.
(u)  The following abbreviations are used in the above portfolio:
     DM--Deutsche Mark
     E  --Euro
     L  --Pound Sterling

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $879,605,182)........   $ 690,547,254
Cash....................................       3,658,133
Receivables:
  Investment securities sold............      28,978,565
  Dividends and interest................      14,842,201
  Fund shares sold......................         149,472
                                           -------------
        Total assets....................     738,175,625
                                           -------------
LIABILITIES:
Payables:
  Investment securities purchased.......      32,576,581
  Shareholder communication.............         196,371
  Adviser...............................         169,798
  Administrator.........................         113,198
  Professional..........................          77,819
  Fund shares redeemed..................          75,502
  Custodian.............................          14,167
Accrued expenses........................           5,262
Unrealized depreciation on foreign
  currency forward contracts............         476,115
                                           -------------
        Total liabilities...............      33,704,813
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 704,470,812
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     870,925
Additional paid-in capital..............     936,452,857
Accumulated undistributed net investment
  income................................      30,915,579
Accumulated net realized loss on
  investments...........................     (73,593,870)
Accumulated net realized loss on foreign
  currency transactions.................        (645,766)
Net unrealized depreciation on
  investments...........................    (189,057,928)
Net unrealized depreciation on
  translation of other assets and
  liabilities in
  foreign currencies and foreign
  currency forward contracts............        (470,985)
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 704,470,812
                                           =============
Shares of capital stock outstanding.....      87,092,465
                                           =============
Net asset value per share outstanding...   $        8.09
                                           =============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest..............................   $  36,077,197
  Dividends (a).........................       1,346,038
                                           -------------
        Total income....................      37,423,235
                                           -------------
Expenses:
  Advisory..............................       1,065,441
  Administration........................         710,294
  Shareholder communication.............         120,371
  Professional..........................          70,945
  Custodian.............................          30,453
  Directors.............................          12,576
  Portfolio pricing.....................           6,726
  Miscellaneous.........................          15,232
                                           -------------
        Total expenses..................       2,032,038
                                           -------------
Net investment income...................      35,391,197
                                           -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized loss from:
  Security transactions.................     (17,592,626)
  Foreign currency transactions.........        (645,766)
                                           -------------
Net realized loss on investments and
  foreign currency transactions.........     (18,238,392)
                                           -------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions.................     (16,990,587)
  Translation of other assets and
    liabilities in
    foreign currencies and foreign
    currency forward contracts..........        (798,521)
                                           -------------
Net unrealized loss on investments and
  foreign currency transactions.........     (17,789,108)
                                           -------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions..........................     (36,027,500)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $    (636,303)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $9,772.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income......................................  $ 35,391,197   $ 77,518,314
 Net realized loss on investments and foreign currency
   transactions.............................................   (18,238,392)   (35,559,771)
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............   (17,789,108)   (12,744,620)
                                                              ------------   ------------
 Net increase (decrease) in net assets resulting from
   operations...............................................      (636,303)    29,213,923
                                                              ------------   ------------
Dividends to shareholders:
 From net investment income.................................            --    (78,947,855)
                                                              ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................    76,500,217    106,530,167
 Net asset value of shares issued to shareholders in
   reinvestment of dividends................................            --     78,947,855
                                                              ------------   ------------
                                                                76,500,217    185,478,022
 Cost of shares redeemed....................................   (56,131,398)   (67,812,859)
                                                              ------------   ------------
 Increase in net assets derived from capital share
   transactions.............................................    20,368,819    117,665,163
                                                              ------------   ------------
Net increase in net assets..................................    19,732,516     67,931,231
NET ASSETS:
Beginning of period.........................................   684,738,296    616,807,065
                                                              ------------   ------------
End of period...............................................  $704,470,812   $684,738,296
                                                              ============   ============
Accumulated undistributed net investment income (loss) at
 end of period..............................................  $ 30,915,579   $ (4,475,618)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                               SIX MONTHS
                                                 ENDED
                                                JUNE 30,                         YEAR ENDED DECEMBER 31
                                                 2002*          2001         2000         1999         1998         1997
                                               ---------------------------------------------------------------------------
Net asset value at beginning of period.......   $   8.09      $   8.72     $  10.69     $  10.92     $  11.73     $  11.61
                                                --------      --------     --------     --------     --------     --------
Net investment income........................       0.40          1.05(c)      1.32         1.31         1.08         0.85
Net realized and unrealized gain (loss) on
 investments.................................      (0.38)        (0.64)       (1.96)        0.07        (0.76)        0.65
Net realized and unrealized gain (loss) on
 foreign currency transactions...............      (0.02)         0.01         0.02         0.01        (0.00)(a)       --
                                                --------      --------     --------     --------     --------     --------
Total from investment operations.............       0.00          0.42        (0.62)        1.39         0.32         1.50
                                                --------      --------     --------     --------     --------     --------
Less dividends and distributions:
 From net investment income..................         --         (1.05)       (1.35)       (1.38)       (1.09)       (0.84)
 From net realized gain on investments.......         --            --        (0.00)(a)    (0.24)       (0.04)       (0.54)
                                                --------      --------     --------     --------     --------     --------
Total dividends and distributions............         --         (1.05)       (1.35)       (1.62)       (1.13)       (1.38)
                                                --------      --------     --------     --------     --------     --------
Net asset value at end of period.............   $   8.09      $   8.09     $   8.72     $  10.69     $  10.92     $  11.73
                                                ========      ========     ========     ========     ========     ========
Total investment return......................       0.04%(b)      4.91%       (5.87%)      12.84%        2.66%       13.03%
Ratios (to average net assets)/Supplemental
 Data:
 Net investment income.......................       9.97%+       11.61%(c)    12.10%       11.33%        9.93%        8.84%
 Expenses....................................       0.57%+        0.58%        0.60%        0.57%        0.58%        0.59%
Portfolio turnover rate......................         31%           56%          64%          93%         151%         153%
Net assets at end of period (in 000's).......   $704,471      $684,738     $616,807     $684,956     $569,813     $424,567

------------
 +  Annualized.
 *  Unaudited.
(a) Less than one cent per share.
(b) Total return is not annualized.
(c) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

         Decrease net investment income..............................  $(0.00)(a)
         Increase net realized and unrealized gains and losses.......    0.00(a)
         Decrease ratio of net investment income.....................   (0.03%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (95.4%)+
                                    SHARES          VALUE
                                  ----------------------------
ADVERTISING (0.2%)
Interpublic Group of Cos., Inc.
 (The)..........................       45,590   $    1,128,808
Omnicom Group, Inc. ............       22,515        1,031,187
TMP Worldwide Inc. (a)..........       12,967          278,791
                                                --------------
                                                     2,438,786
                                                --------------
AEROSPACE & DEFENSE (2.0%)
Boeing Co. (The)................      101,525        4,568,625
General Dynamics Corp. .........       24,231        2,576,967
Goodrich Corp. .................       12,341          337,156
Honeywell International,
 Inc. ..........................       98,420        3,467,337
Lockheed Martin Corp. ..........       54,515        3,788,792
Northrop Grumman Corp. .........       13,657        1,707,125
Raytheon Co.....................       47,421        1,932,406
Rockwell Collins, Inc. .........       22,671          621,639
United Technologies Corp. ......       56,995        3,869,960
                                                --------------
                                                    22,870,007
                                                --------------
AGRICULTURAL PRODUCTS (0.1%)
Archer-Daniels-Midland Co.......       80,357        1,027,766
                                                --------------

AIR FREIGHT & LOGISTICS (0.2%)
FedEx Corp. (a).................       36,134        1,929,556
Ryder System, Inc. .............        7,379          199,897
                                                --------------
                                                     2,129,453
                                                --------------
AIRLINES (0.2%)
AMR Corp. (a)...................       18,339          309,195
Delta Air Lines, Inc. ..........       15,177          303,540
Southwest Airlines Co...........       92,762        1,499,034
                                                --------------
                                                     2,111,769
                                                --------------
ALUMINUM (0.4%)
Alcan Inc. .....................       38,717        1,452,662
Alcoa Inc. .....................      102,913        3,411,566
                                                --------------
                                                     4,864,228
                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
Jones Apparel Group Inc. (a)....       14,600          547,500
Liz Claiborne, Inc. ............       13,292          422,686
V.F. Corp. .....................       13,468          528,080
                                                --------------
                                                     1,498,266
                                                --------------
APPAREL & RETAIL (0.4%)
Gap, Inc. (The).................      103,812        1,474,130
Limited Brands, Inc. ...........       62,636        1,334,147
TJX Cos., Inc. (The)............       66,132        1,296,849
                                                --------------
                                                     4,105,126
                                                --------------
APPLICATION SOFTWARE (0.3%)
Autodesk, Inc. .................       12,976          171,932
Citrix Systems, Inc. (a)........       21,898          132,264
Compuware Corp. (a).............       44,610          270,783
Intuit Inc. (a).................       25,726        1,279,097
Mercury Interactive Corp. (a)...        9,771          224,342
Parametric Technology Corp.
 (a)............................       34,262          122,624
PeopleSoft, Inc. (a)............       36,706          546,185

                                    SHARES          VALUE
                                  ----------------------------
APPLICATION SOFTWARE (Continued)
Rational Software Corp. (a).....       23,500   $      192,935
Siebel Systems, Inc. (a)........       56,011          796,476
                                                --------------
                                                     3,736,638
                                                --------------
AUTO PARTS & EQUIPMENT (0.3%)
Dana Corp. .....................       18,733          342,627
Delphi Corp. ...................       67,805          895,026
Johnson Controls, Inc. .........       10,628          867,351
TRW, Inc. ......................       14,953          849,330
Visteon Corp. ..................       16,120          228,904
                                                --------------
                                                     3,183,238
                                                --------------
AUTOMOBILE MANUFACTURERS (0.6%)
Ford Motor Co...................      219,536        3,512,576
General Motors Corp. ...........       67,328        3,598,682
                                                --------------
                                                     7,111,258
                                                --------------
BANKS (7.0%)
AmSouth Bancorporation..........       44,788        1,002,355
BB&T Corp. .....................       57,985        2,238,221
Bank of America Corp. ..........      186,150       13,097,514
Bank of New York Co., Inc.
 (The)..........................       89,262        3,012,593
Bank One Corp. .................      141,945        5,462,044
Charter One Financial, Inc. ....       27,226          936,030
Comerica, Inc. .................       21,570        1,324,398
FifthThird Bancorp..............       70,567        4,703,291
First Tennessee National
 Corp. .........................       15,600          597,480
FleetBoston Financial Corp. ....      126,684        4,098,227
Golden West Financial Corp. ....       19,094        1,313,285
Huntington Bancshares, Inc. ....       30,187          586,232
KeyCorp.........................       51,915        1,417,280
Marshall & Ilsley Corp. ........       25,600          778,752
Mellon Financial Corp. .........       53,528        1,682,385
National City Corp. ............       73,510        2,444,207
Northern Trust Corp. ...........       27,039        1,191,338
PNC Financial Services
 Group, Inc. (The)..............       34,828        1,820,808
Regions Financial Corp. ........       27,582          969,507
SouthTrust Corp. ...............       41,631        1,087,402
SunTrust Banks, Inc. ...........       35,019        2,371,486
Synovus Financial Corp. ........       35,067          965,044
Union Planters Corp. ...........       25,102          812,552
U.S. Bancorp....................      231,106        5,396,325
Wachovia Corp. .................      164,921        6,296,684
Washington Mutual, Inc. ........      116,731        4,331,887
Wells Fargo Co..................      206,899       10,357,364
Zions Bancorp...................       11,111          578,883
                                                --------------
                                                    80,873,574
                                                --------------
BIOTECHNOLOGY (0.8%)
Amgen Inc. (a)..................      125,673        5,263,185
Biogen, Inc. (a)................       17,993          745,450
Chiron Corp. (a)................       22,986          811,406
Genzyme Corp. (a)...............       25,700          494,468

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                    SHARES          VALUE
                                  ----------------------------
BIOTECHNOLOGY (Continued)
Immunex Corp. (a)...............       66,037   $    1,475,267
MedImmune, Inc. (a).............       30,015          792,396
                                                --------------
                                                     9,582,172
                                                --------------
BREWERS (0.5%)
Anheuser-Busch Companies,
 Inc. ..........................      105,957        5,297,850
Coors (Adolph) Co. Class B......        4,519          281,534
                                                --------------
                                                     5,579,384
                                                --------------
BROADCASTING & CABLE TV (0.5%)
Clear Channel
 Communications, Inc. (a).......       74,116        2,373,194
Comcast Corp. Class A (a).......      114,366        2,679,595
Univision Communications Inc.
 Class A (a)....................       27,657          868,430
                                                --------------
                                                     5,921,219
                                                --------------
BUILDING PRODUCTS (0.2%)
American Standard Cos. Inc.
 (a)............................        8,700          653,370
Crane Co........................        7,461          189,211
Masco Corp. ....................       58,466        1,585,013
                                                --------------
                                                     2,427,594
                                                --------------
CASINOS & GAMING (0.1%)
Harrah's Entertainment, Inc.
 (a)............................       13,564          601,563
International Game Technology
 (a)............................       10,830          614,061
                                                --------------
                                                     1,215,624
                                                --------------
COMMERCIAL PRINTING (0.0%)(b)
Donnelley (R.R.) & Sons Co......       13,925          383,634
                                                --------------

COMPUTER & ELECTRONICS RETAIL (0.2%)
Best Buy Co., Inc. (a)..........       38,287        1,389,818
Circuit City Stores-Circuit City
 Group..........................       25,033          469,369
RadioShack Corp. ...............       21,701          652,332
                                                --------------
                                                     2,511,519
                                                --------------
COMPUTER HARDWARE (2.8%)
Apple Computer, Inc. (a)........       42,363          750,673
Dell Computer Corp. (a).........      313,857        8,204,222
Gateway Inc. (a)................       39,253          174,283
Hewlett-Packard Co..............      365,400        5,583,312
International Business Machines
 Corp. .........................      206,956       14,900,832
NCR Corp. (a)...................       11,737          409,035
Palm, Inc. (a)..................       68,782          121,056
Sun Microsystems, Inc. (a)......      395,314        1,980,523
                                                --------------
                                                    32,123,936
                                                --------------
COMPUTER STORAGE & PERIPHERALS (0.3%)
EMC Corp. (a)...................      267,127        2,016,809
Lexmark International, Inc.
 (a)............................       15,648          851,251
Network Appliance, Inc. (a).....       40,091          497,529
                                                --------------
                                                     3,365,589
                                                --------------

                                    SHARES          VALUE
                                  ----------------------------
CONSTRUCTION & ENGINEERING (0.0%)(b)
Fluor Corp. ....................        9,437   $      367,571
McDermott International,
 Inc. ..........................        7,440           60,264
                                                --------------
                                                       427,835
                                                --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
Caterpillar Inc. ...............       41,818        2,046,991
Cummins Inc. ...................        5,184          171,591
Deere & Co......................       28,593        1,369,605
Navistar International Corp.
 (a)............................        7,622          243,904
PACCAR Inc. ....................       14,278          633,800
                                                --------------
                                                     4,465,891
                                                --------------
CONSTRUCTION MATERIALS (0.0%)(b)
Vulcan Materials Co.............       12,424          541,438
                                                --------------

CONSUMER FINANCE (0.8%)
Capital One Financial Corp. ....       26,032        1,589,254
Countrywide Credit Industries,
 Inc. ..........................       14,790          713,618
Household International,
 Inc. ..........................       55,452        2,755,964
MBNA Corp. .....................      103,175        3,411,997
Providian Financial Corp. ......       34,998          205,788
                                                --------------
                                                     8,676,621
                                                --------------
DATA PROCESSING SERVICES (1.0%)
Automatic Data Processing,
 Inc. ..........................       75,092        3,270,257
Concord EFS, Inc. (a)...........       61,089        1,841,222
First Data Corp. ...............       92,514        3,484,077
Fiserv, Inc. (a)................       22,617          830,270
Paychex, Inc. ..................       45,557        1,425,479
Sabre Holdings Corp. (a)........       17,301          619,376
                                                --------------
                                                    11,470,681
                                                --------------
DEPARTMENT STORES (0.7%)
Dillard's, Inc. Class A.........       10,148          266,791
Federated Department Stores,
 Inc. (a).......................       23,321          925,843
J.C. Penney Co., Inc. (Holding
 Co.)...........................       32,297          711,180
Kohl's Corp. (a)................       40,613        2,846,159
May Department Stores Co.
 (The)..........................       35,489        1,168,652
Nordstrom, Inc. ................       16,677          377,734
Sears, Roebuck and Co...........       38,127        2,070,296
                                                --------------
                                                     8,366,655
                                                --------------
DISTILLERS & VINTNERS (0.0%)(b)
Brown-Forman Corp. Class B......        8,287          572,134
                                                --------------

DIVERSIFIED CHEMICALS (0.9%)
Dow Chemical Co. (The) (a)......      108,622        3,734,424
E.I. du Pont de Nemours & Co....      120,127        5,333,639
Eastman Chemical Co.............        9,490          445,081
Englehard Corp. ................       15,642          442,982
Hercules, Inc. (a)..............       12,620          150,430
                                                --------------
                                                    10,106,556
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                    SHARES          VALUE
                                  ----------------------------
DIVERSIFIED COMMERCIAL SERVICES (0.6%)
Apollo Group Inc. Class A (a)...       20,900   $      823,669
Block (H&R), Inc. ..............       22,293        1,028,822
Cendant Corp. (a)...............      126,130        2,002,944
Cintas Corp. ...................       20,563        1,015,812
Convergys Corp. (a).............       20,996          409,002
Deluxe Corp. ...................        8,036          312,520
Equifax Inc. ...................       17,417          470,259
IMS Health, Inc. ...............       35,711          641,013
                                                --------------
                                                     6,704,041
                                                --------------
DIVERSIFIED FINANCIAL SERVICES (6.5%)
Ambac Financial Group, Inc. ....       12,811          863,461
American Express Co.............      161,777        5,875,741
Bear Stearns Cos., Inc. (The)...       12,055          735,958
Charles Schwab Corp. (The)......      165,669        1,855,493
Citigroup Inc. .................      622,902       24,137,452
Fannie Mae......................      121,226        8,940,418
Franklin Resources, Inc. .......       32,250        1,375,140
Freddie Mac.....................       84,222        5,154,385
JP Morgan Chase & Co............      240,731        8,165,595
Lehman Brothers Holdings,
 Inc. ..........................       29,525        1,845,903
Merrill Lynch & Co., Inc. ......      104,332        4,225,446
Moody's Corp. ..................       19,058          948,136
Morgan Stanley..................      132,900        5,725,332
SLM Corp. ......................       18,741        1,816,003
State Street Corp. .............       39,448        1,763,326
Stilwell Financial, Inc. .......       27,610          502,502
T. Rowe Price Group, Inc. ......       14,760          485,309
                                                --------------
                                                    74,415,600
                                                --------------
DIVERSIFIED METALS & MINING (0.1%)
Freeport-McMoRan Copper &
 Gold, Inc. Class B (a).........       17,491          312,214
Inco Ltd. (a)...................       22,474          509,486
Phelps Dodge Corp. (a)..........        9,701          399,681
                                                --------------
                                                     1,221,381
                                                --------------
DRUG RETAIL (0.5%)
CVS Corp. ......................       47,861        1,464,547
Walgreen Co.....................      123,286        4,762,538
                                                --------------
                                                     6,227,085
                                                --------------
ELECTRIC UTILITIES (2.2%)
Allegheny Energy, Inc. .........       14,928          384,396
Ameren Corp. ...................       16,869          725,536
American Electric Power Co.,
 Inc. ..........................       40,933        1,638,139
CMS Energy Corp. ...............       15,914          174,736
Cinergy Corp. ..................       19,638          706,772
Consolidated Edison, Inc. ......       25,999        1,085,458
Constellation Energy Group,
 Inc. ..........................       19,783          580,433
DTE Energy Co...................       20,061          895,523
Dominion Resources, Inc. .......       33,486        2,209,406
Edison International Inc. (a)...       40,725          692,325
Entergy Corp. ..................       26,694        1,132,893
Exelon Corp. ...................       38,739        2,026,050

                                    SHARES          VALUE
                                  ----------------------------
ELECTRIC UTILITIES (Continued)
FPL Group, Inc. ................       21,306   $    1,278,147
FirstEnergy Corp. ..............       36,100        1,205,018
PG&E Corp. (a)..................       47,724          853,782
PPL Corp. ......................       17,667          584,424
Pinnacle West Capital Corp. ....       10,369          409,576
Progress Energy Inc. ...........       26,347        1,370,308
Public Service Enterprise Group
 Inc. ..........................       25,218        1,091,939
Reliant Energy, Inc. ...........       35,939          607,369
Southern Co. (The)..............       84,258        2,308,669
TECO Energy Inc. ...............       18,621          456,215
TXU Corp. ......................       32,107        1,650,300
Xcel Energy Inc. ...............       44,585          747,690
                                                --------------
                                                    24,815,104
                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
American Power
 Conversion Corp. (a)...........       23,768          300,190
Cooper Industries, Ltd. Class
 A..............................       11,507          452,225
Emerson Electric Co.............       50,980        2,727,940
Molex, Inc. ....................       23,893          801,132
Power-One, Inc. (a).............        8,985           55,887
Rockwell Automation Inc. .......       22,671          450,019
Thomas & Betts Corp. (a)........        7,069          131,483
                                                --------------
                                                     4,918,876
                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Agilent Technologies, Inc.
 (a)............................       55,371        1,322,259
Jabil Circuit Inc. (a)..........       23,143          488,549
Millipore Corp. ................        5,545          177,329
PerkinElmer, Inc. ..............       14,827          163,838
Sanmina-SCI Corp. (a)...........       62,890          396,836
Solectron Corp. (a).............       97,359          598,758
Symbol Technologies, Inc. ......       26,665          226,653
Tektronix, Inc. (a).............       11,769          220,198
Thermo Electron Corp. (a).......       21,938          361,977
Waters Corp. (a)................       15,800          421,860
                                                --------------
                                                     4,378,257
                                                --------------
EMPLOYMENT SERVICES (0.0%)(b)
Robert Half International Inc.
 (a)............................       21,627          503,909
                                                --------------

ENVIRONMENTAL SERVICES (0.2%)
Allied Waste Industries, Inc.
 (a)............................       23,361          226,835
Waste Management, Inc. (a)......       76,110        1,982,666
                                                --------------
                                                     2,209,501
                                                --------------
FOOD DISTRIBUTORS (0.2%)
SUPERVALU, Inc. ................       16,077          394,369
SYSCO Corp. ....................       80,558        2,192,789
                                                --------------
                                                     2,587,158
                                                --------------
FOOD RETAIL (0.5%)
Albertson's, Inc. ..............       48,916        1,489,981
Kroger Co. (The) (a)............       96,910        1,928,509

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                    SHARES          VALUE
                                  ----------------------------
FOOD RETAIL (Continued)
Safeway, Inc. (a)...............       58,415   $    1,705,134
Winn-Dixie Stores, Inc. ........       17,913          279,264
                                                --------------
                                                     5,402,888
                                                --------------
FOOTWEAR (0.2%)
NIKE, Inc. Class B..............       32,560        1,746,844
Reebok International Ltd. (a)...        6,941          204,759
                                                --------------
                                                     1,951,603
                                                --------------
FOREST PRODUCTS (0.2%)
Louisiana-Pacific Corp. (a).....       12,928          136,778
Weyerhaeuser Co.................       26,699        1,704,731
                                                --------------
                                                     1,841,509
                                                --------------
GAS UTILITIES (0.4%)
El Paso Corp. ..................       69,824        1,439,073
KeySpan Corp. ..................       16,420          618,213
Kinder Morgan, Inc. ............       14,988          569,844
Nicor, Inc. ....................        5,713          261,370
NiSource Inc. ..................       24,921          544,025
Peoples Energy Corp. ...........        4,470          163,557
Sempra Energy...................       25,207          557,831
                                                --------------
                                                     4,153,913
                                                --------------
GENERAL MERCHANDISE STORES (3.3%)
Big Lots Inc. (a)...............       13,661          268,848
Costco Wholesale Corp. (a)......       54,939        2,121,744
Dollar General Corp. ...........       40,693          774,388
Family Dollar Stores, Inc. .....       20,841          734,645
Target Corp. ...................      109,398        4,063,042
Wal-Mart Stores, Inc. ..........      537,895       29,589,604
                                                --------------
                                                    37,552,271
                                                --------------
GOLD (0.3%)
Barrick Gold Corp. .............       65,820        1,249,922
Newmont Mining Corp. Holding
 Co. ...........................       47,450        1,249,358
Placer Dome, Inc. ..............       40,522          454,252
                                                --------------
                                                     2,953,532
                                                --------------
HEALTH CARE DISTRIBUTORS & SERVICES (0.5%)
AmerisourceBergen Corp. ........       12,485          948,860
Cardinal Health, Inc. ..........       54,379        3,339,414
McKesson Corp. .................       34,837        1,139,170
Quintiles Transnational Corp.
 (a)............................       14,279          178,345
                                                --------------
                                                     5,605,789
                                                --------------
HEALTH CARE EQUIPMENT (1.5%)
Applera Corp. Applied Biosystems
 Group..........................       25,554          498,047
Bard (C.R.), Inc. ..............        6,258          354,078
Baxter International Inc. ......       72,640        3,228,122
Becton, Dickinson & Co..........       31,244        1,076,356
Biomet, Inc. (a)................       32,472          880,641
Boston Scientific Corp. (a).....       48,578        1,424,307
Guidant Corp. (a)...............       36,928        1,116,333
Medtronic, Inc. ................      146,749        6,288,194

                                    SHARES          VALUE
                                  ----------------------------
HEALTH CARE EQUIPMENT (Continued)
St. Jude Medical, Inc. (a)......       10,589   $      782,951
Stryker Corp. ..................       23,765        1,271,665
Zimmer Holdings, Inc. (a).......       23,616          842,147
                                                --------------
                                                    17,762,841
                                                --------------
HEALTH CARE FACILITIES (0.6%)
HCA Inc. .......................       62,422        2,965,045
Health Management Associates,
 Inc. (a).......................       30,400          612,560
HEALTHSOUTH Corp. (a)...........       47,739          610,582
Manor Care, Inc. (a)............       12,673          291,479
Tenet Healthcare Corp. (a)......       39,388        2,818,211
                                                --------------
                                                     7,297,877
                                                --------------
HEALTH CARE SUPPLIES (0.0%)(b)
Bausch & Lomb Inc. .............        6,506          220,228
                                                --------------

HOME FURNISHINGS (0.0%)(b)
Leggett & Platt, Inc. ..........       24,365          570,141
                                                --------------

HOME IMPROVEMENT RETAIL (1.3%)
Home Depot, Inc. (The)..........      284,022       10,432,128
Lowe's Cos., Inc. ..............       93,869        4,261,653
Sherwin-Williams Co. (The)......       19,010          568,969
                                                --------------
                                                    15,262,750
                                                --------------
HOMEBUILDING (0.1%)
Centex Corp. ...................        7,396          427,415
KB Home.........................        6,061          312,202
Pulte Homes, Inc. ..............        7,115          408,970
                                                --------------
                                                     1,148,587
                                                --------------
HOTELS, RESORTS & CRUISE LINES (0.4%)
Carnival Corp. .................       71,139        1,969,839
Hilton Hotels Corp. ............       45,297          629,637
Marriott International, Inc.
 Class A........................       29,387        1,118,175
Starwood Hotels & Resorts
 Worldwide, Inc. ...............       23,645          777,684
                                                --------------
                                                     4,495,335
                                                --------------
HOUSEHOLD APPLIANCES (0.2%)
Black & Decker Corp. (The)......        9,828          473,710
Maytag Corp. ...................        9,620          410,293
Snap-on Inc. ...................        7,271          217,912
Stanley Works (The).............       10,861          445,409
Whirlpool Corp. ................        8,114          530,331
                                                --------------
                                                     2,077,655
                                                --------------
HOUSEHOLD PRODUCTS (1.9%)
Clorox Co. (The)................       28,179        1,165,202
Colgate-Palmolive Co............       66,828        3,344,741
Kimberly-Clark Corp. ...........       62,729        3,889,198
Procter & Gamble Co. (The)......      157,166       14,034,924
                                                --------------
                                                    22,434,065
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                    SHARES          VALUE
                                  ----------------------------
HOUSEWARES & SPECIALTIES (0.2%)
American Greetings Corp. Class
 A..............................        8,026   $      133,713
Fortune Brands, Inc. ...........       18,000        1,006,920
Newell Rubbermaid, Inc. ........       32,646        1,144,569
Tupperware Corp. ...............        7,086          147,318
                                                --------------
                                                     2,432,520
                                                --------------
INDUSTRIAL CONGLOMERATES (3.9%)
EnPro Industries, Inc. (a)......        2,468           13,870
General Electric Co. (c)........    1,202,410       34,930,011
Textron, Inc. ..................       17,067          800,442
3M Co. .........................       47,037        5,785,551
Tyco International Ltd..........      241,897        3,268,028
                                                --------------
                                                    44,797,902
                                                --------------
INDUSTRIAL GASES (0.2%)
Air Products & Chemicals,
 Inc. ..........................       27,589        1,392,417
Praxair, Inc. ..................       19,539        1,113,137
                                                --------------
                                                     2,505,554
                                                --------------
INDUSTRIAL MACHINERY (0.7%)
Danaher Corp. ..................       18,001        1,194,366
Dover Corp. ....................       25,103          878,605
Eaton Corp. ....................        8,526          620,266
Illinois Tool Works, Inc. ......       36,765        2,533,844
Ingersoll-Rand Co. Class A......       20,356          929,455
ITT Industries, Inc. ...........       10,950          773,070
Pall Corp. .....................       15,326          318,015
Parker-Hannifin Corp. ..........       14,235          680,291
                                                --------------
                                                     7,927,912
                                                --------------
INSURANCE BROKERS (0.4%)
Aon Corp. ......................       32,663          962,905
Marsh & McLennan Cos., Inc. ....       33,104        3,197,847
                                                --------------
                                                     4,160,752
                                                --------------
INTEGRATED OIL & GAS (5.8%)
Amerada Hess Corp. .............       10,765          888,113
ChevronTexaco Corp. ............      129,133       11,428,271
Conoco Inc. ....................       75,455        2,097,649
Exxon Mobil Corp. ..............      820,119       33,559,270
Marathon Oil Corp. .............       37,366        1,013,366
Occidental Petroleum Corp. .....       45,027        1,350,359
Phillips Petroleum Co...........       45,895        2,702,297
Royal Dutch Petroleum Co. ADR
 (d)............................      257,494       14,231,693
                                                --------------
                                                    67,271,018
                                                --------------
INTEGRATED TELECOMMUNICATION
 SERVICES (3.6%)
ALLTEL Corp. ...................       37,942        1,783,274
AT&T Corp. .....................      459,334        4,914,874
BellSouth Corp. ................      227,016        7,151,004
CenturyTel, Inc. ...............       17,264          509,288
Citizens Communications Co.
 (a)............................       32,272          269,794
Qwest Communications
 International, Inc. ...........      201,248          563,494

                                    SHARES          VALUE
                                  ----------------------------
INTEGRATED TELECOMMUNICATION SERVICES (Continued)
SBC Communications, Inc. .......      403,889   $   12,318,615
Sprint Corp. (FON Group)........      107,426        1,139,790
Verizon Communications Inc. ....      328,622       13,194,173
                                                --------------
                                                    41,844,306
                                                --------------
INTERNET SOFTWARE & SERVICES (0.1%)
Yahoo! Inc. (a).................       69,035        1,018,957
                                                --------------

IT CONSULTING & SERVICES (0.3%)
Computer Sciences Corp. (a).....       20,580          983,724
Electronic Data Systems
 Corp. .........................       58,169        2,160,978
Unisys Corp. (a)................       37,977          341,793
                                                --------------
                                                     3,486,495
                                                --------------
LEISURE PRODUCTS (0.2%)
Brunswick Corp. ................       10,844          303,632
Hasbro, Inc. ...................       21,089          285,967
Mattel, Inc. ...................       52,052        1,093,612
                                                --------------
                                                     1,683,211
                                                --------------
LIFE & HEALTH INSURANCE (0.8%)
AFLAC Inc. .....................       63,677        2,037,664
Conseco, Inc. (a)...............       40,317           80,634
Jefferson-Pilot Corp. ..........       18,200          859,404
John Hancock Financial Services,
 Inc. ..........................       36,158        1,272,762
Lincoln National Corp. .........       22,642          950,964
MetLife, Inc. ..................       85,290        2,456,352
Torchmark Corp. ................       15,192          580,334
UNUMProvident Corp. ............       29,750          757,138
                                                --------------
                                                     8,995,252
                                                --------------
MANAGED HEALTH CARE (0.7%)
Aetna Inc. .....................       17,474          838,228
CIGNA Corp. ....................       17,075        1,663,447
Humana Inc. (a).................       20,779          324,776
UnitedHealth Group Inc. (a).....       37,237        3,409,047
WellPoint Health Networks Inc.
 (a)............................       17,452        1,357,940
                                                --------------
                                                     7,593,438
                                                --------------
METAL & GLASS CONTAINERS (0.1%)
Ball Corp. .....................        6,666          276,506
Pactiv Corp. (a)................       19,256          456,367
                                                --------------
                                                       732,873
                                                --------------
MOTORCYCLE MANUFACTURERS (0.2%)
Harley-Davidson, Inc. ..........       36,877        1,890,684
                                                --------------

MOVIES & ENTERTAINMENT (1.9%)
AOL Time Warner Inc. (a)........      535,960        7,883,972
Viacom, Inc. Class B (a)........      213,749        9,484,043
Walt Disney Co. (The)...........      247,146        4,671,059
                                                --------------
                                                    22,039,074
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                    SHARES          VALUE
                                  ----------------------------
MULTI-LINE INSURANCE (2.1%)
American International Group,
 Inc. ..........................      316,484   $   21,593,703
Hartford Financial Services
 Group, Inc. (The)..............       29,710        1,766,854
Loews Corp. ....................       23,245        1,248,257
                                                --------------
                                                    24,608,814
                                                --------------
MULTI-UTILITIES & UNREGULATED POWER (0.4%)
AES Corp. (The) (a).............       64,654          350,425
Calpine Corp. (a)...............       44,947          315,977
Duke Energy Corp. ..............       99,969        3,109,036
Dynegy Inc. Class A.............       42,505          306,036
Mirant Corp. (a)................       48,570          354,561
Williams Cos., Inc. (The).......       62,410          373,836
                                                --------------
                                                     4,809,871
                                                --------------
NETWORKING EQUIPMENT (1.1%)
Avaya Inc. (a)..................       43,573          215,686
Cisco Systems, Inc. (a).........      885,298       12,349,907
                                                --------------
                                                    12,565,593
                                                --------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (a).................       87,239          608,056
                                                --------------
OFFICE SERVICES & SUPPLIES (0.2%)
Avery Dennison Corp. ...........       13,289          833,885
Pitney Bowes Inc. ..............       29,887        1,187,111
                                                --------------
                                                     2,020,996
                                                --------------
OIL & GAS DRILLING (0.2%)
Nabors Industries Ltd. (a)......       17,100          601,065
Noble Corp. (a).................       16,029          618,720
Rowan Co., Inc. (a).............       11,465          245,924
Transocean Inc. ................       38,675        1,204,726
                                                --------------
                                                     2,670,435
                                                --------------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
BJ Services Co. (a).............       18,900          640,332
Baker Hughes Inc. ..............       40,480        1,347,579
Halliburton Co..................       52,110          830,633
Schlumberger Ltd................       69,765        3,244,073
                                                --------------
                                                     6,062,617
                                                --------------
OIL & GAS EXPLORATION & PRODUCTION (0.6%)
Anadarko Petroleum Corp. .......       30,243        1,490,980
Apache Corp. ...................       17,338          996,588
Burlington Resources Inc. ......       24,330          924,540
Devon Energy Corp. .............       18,844          928,632
EOG Resources, Inc. ............       14,286          567,154
Kerr-McGee Corp. ...............       12,050          645,278
Unocal Corp. ...................       30,047        1,109,936
                                                --------------
                                                     6,663,108
                                                --------------

                                    SHARES          VALUE
                                  ----------------------------
OIL & GAS REFINING & MARKETING &
 TRANSPORTATION (0.1%)
Ashland Inc. ...................        8,765   $      354,982
Sunoco, Inc. ...................        9,185          327,262
                                                --------------
                                                       682,244
                                                --------------
PACKAGED FOODS & MEATS (1.5%)
Campbell Soup Co. ..............       49,564        1,370,940
ConAgra Foods, Inc. ............       65,323        1,806,181
General Mills, Inc. ............       44,050        1,941,724
Heinz (H.J.) Co.................       42,404        1,742,804
Hershey Foods Corp. ............       16,417        1,031,973
J.M. Smucker Co. (The)..........        3,139          107,134
Kellogg Co. ....................       49,153        1,762,627
Sara Lee Corp. .................       95,703        1,975,310
Unilever N.V. ADR (d)...........       69,209        4,484,743
Wm. Wrigley Jr. Co..............       27,474        1,520,686
                                                --------------
                                                    17,744,122
                                                --------------
PAPER PACKAGING (0.1%)
Bemis Co., Inc. ................        6,377          302,907
Sealed Air Corp. (a)............       10,408          419,130
Temple-Inland, Inc. ............        5,925          342,821
                                                --------------
                                                     1,064,858
                                                --------------
PAPER PRODUCTS (0.4%)
Boise Cascade Corp. ............        6,951          240,018
Georgia-Pacific Corp. ..........       27,526          676,589
International Paper Co..........       58,655        2,556,185
MeadWestvaco Corp. .............       24,057          807,353
                                                --------------
                                                     4,280,145
                                                --------------
PERSONAL PRODUCTS (0.5%)
Alberto-Culver Co. Class B......        6,913          330,441
Avon Products, Inc. ............       28,648        1,496,572
Gillette Co. (The)..............      127,767        4,327,468
                                                --------------
                                                     6,154,481
                                                --------------
PHARMACEUTICALS (8.9%)
Abbott Laboratories.............      188,184        7,085,128
Allergan, Inc. .................       15,869        1,059,256
Bristol-Myers Squibb Co.........      234,571        6,028,475
Forest Laboratories, Inc. (a)...       21,618        1,530,554
Johnson & Johnson...............      364,081       19,026,873
King Pharmaceuticals, Inc.
 (a)............................       29,628          659,223
Lilly (Eli) & Co................      136,090        7,675,476
Merck & Co., Inc. ..............      273,925       13,871,562
Pfizer Inc. ....................      755,105       26,428,675
Pharmacia Corp. ................      157,021        5,880,435
Schering-Plough Corp. ..........      177,466        4,365,664
Watson Pharmaceuticals, Inc.
 (a)............................       12,504          315,976
Wyeth...........................      159,924        8,188,109
                                                --------------
                                                   102,115,406
                                                --------------
PHOTOGRAPHIC PRODUCTS (0.1%)
Eastman Kodak Co................       35,174        1,026,026
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                    SHARES          VALUE
                                  ----------------------------
PROPERTY & CASUALTY INSURANCE (1.1%)
ACE, Ltd........................       31,400   $      992,240
Allstate Corp. (The)............       86,408        3,195,368
Chubb Corp. (The)...............       20,625        1,460,250
Cincinnati Financial Corp. .....       19,949          928,227
MBIA Inc. ......................       18,263        1,032,407
MGIC Investment Corp. ..........       13,062          885,603
Progressive Corp. (The).........       26,694        1,544,248
SAFECO Corp. ...................       15,764          486,950
St. Paul Cos., Inc. (The).......       25,116          977,515
XL Capital Ltd. Class A.........       16,171        1,369,684
                                                --------------
                                                    12,872,492
                                                --------------
PUBLISHING (0.7%)
Dow Jones & Co., Inc. ..........       10,261          497,145
Gannett Co., Inc. ..............       32,051        2,432,671
Knight-Ridder, Inc. ............       10,190          641,460
McGraw-Hill Cos. Inc. (The).....       23,407        1,397,398
Meredith Corp. .................        6,260          240,071
New York Times Co. (The) Class
 A..............................       18,333          944,150
Tribune Co......................       36,120        1,571,220
                                                --------------
                                                     7,724,115
                                                --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe
 Corp. .........................       46,910        1,407,300
CSX Corp. ......................       25,949          903,285
Norfolk Southern Corp. .........       47,464        1,109,708
Union Pacific Corp. ............       30,055        1,901,880
                                                --------------
                                                     5,322,173
                                                --------------
REAL ESTATE INVESTMENT TRUSTS (0.3%)
Equity Office Properties
 Trust..........................       50,271        1,513,157
Equity Residential..............       32,800          943,000
Plum Creek Timber Co. Inc. .....       22,500          688,500
                                                --------------
                                                     3,144,657
                                                --------------
RESTAURANTS (0.7%)
Darden Restaurants, Inc. .......       21,426          529,222
McDonald's Corp. ...............      153,831        4,376,492
Starbucks Corp. (a).............       45,350        1,126,948
Wendy's International, Inc. ....       13,836          551,088
Yum! Brands Inc. (a)............       35,364        1,034,397
                                                --------------
                                                     7,618,147
                                                --------------
SEMICONDUCTOR EQUIPMENT (0.5%)
Applied Materials, Inc. (a).....      198,450        3,774,519
KLA-Tencor Corp. (a)............       22,652          996,461
Novellus Systems, Inc. (a)......       17,086          580,924
Teradyne, Inc. (a)..............       21,925          515,238
                                                --------------
                                                     5,867,142
                                                --------------
SEMICONDUCTORS (2.6%)
Advanced Micro Devices, Inc.
 (a)............................       41,781          406,111
Agere Systems Inc. Class A
 (a)............................        4,461            6,245
Agere Systems Inc. Class B
 (a)............................      109,495          164,243
Altera Corp. (a)................       46,968          638,765
Analog Devices, Inc. (a)........       44,214        1,313,156

                                    SHARES          VALUE
                                  ----------------------------
SEMICONDUCTORS (Continued)
Applied Micro Circuits Corp.
 (a)............................       35,996   $      170,261
Broadcom Corp. Class A (a)......       31,628          554,755
Conexant Systems, Inc. (a)......       29,582           47,923
Intel Corp. ....................      808,418       14,769,797
LSI Logic Corp. (a).............       43,883          383,976
Linear Technology Corp. ........       38,131        1,198,457
Maxim Integrated Products, Inc.
 (a)............................       39,105        1,498,895
Micron Technology, Inc. (a).....       72,384        1,463,604
National Semiconductor Corp.
 (a)............................       20,942          610,878
NVIDIA Corp. (a)................       17,500          300,650
PMC-Sierra, Inc. (a)............       19,977          185,187
QLogic Corp. (a)................       11,148          424,739
Skyworks Solutions, Inc. (a)....       10,383           57,627
Texas Instruments, Inc. ........      210,105        4,979,489
Vitesse Semiconductor Corp.
 (a)............................       21,891           69,176
Xilinx, Inc. (a)................       40,287          903,637
                                                --------------
                                                    30,147,571
                                                --------------
SOFT DRINKS (2.6%)
Coca-Cola Co. (The) (c).........      300,849       16,847,544
Coca-Cola Enterprises Inc. .....       53,728        1,186,314
Pepsi Bottling Group, Inc.
 (The)..........................       34,560        1,064,448
PepsiCo, Inc. ..................      213,796       10,304,967
                                                --------------
                                                    29,403,273
                                                --------------
SPECIALTY CHEMICALS (0.4%)
Ecolab Inc. ....................       15,457          714,577
Great Lakes Chemical Corp. .....        6,733          178,761
International Flavors &
 Fragrances Inc. ...............       11,642          378,249
PPG Industries, Inc. ...........       20,513        1,269,755
Rohm & Haas Co..................       26,785        1,084,525
Sigma-Aldrich Corp. ............        8,843          443,476
                                                --------------
                                                     4,069,343
                                                --------------
SPECIALTY STORES (0.4%)
AutoZone, Inc. (a)..............       13,067        1,010,079
Bed Bath & Beyond Inc. (a)......       34,401        1,298,294
Office Depot, Inc. (a)..........       35,890          602,952
Staples, Inc. (a)...............       55,638        1,096,069
Tiffany & Co....................       18,002          633,670
Toys "R" Us, Inc. (a)...........       24,059          420,311
                                                --------------
                                                     5,061,375
                                                --------------
STEEL (0.1%)
Allegheny Technologies, Inc. ...       10,303          163,303
Nucor Corp. ....................        9,488          617,099
United States Steel Corp. ......       10,944          217,676
Worthington Industries, Inc. ...       10,647          192,711
                                                --------------
                                                     1,190,789
                                                --------------
SYSTEMS SOFTWARE (3.9%)
Adobe Systems Inc. .............       28,707          818,150
BMC Software, Inc. (a)..........       29,543          490,414
Computer Associates
 International, Inc. ...........       69,771        1,108,661

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                    SHARES          VALUE
                                  ----------------------------
SYSTEMS SOFTWARE (Continued)
Microsoft Corp. (a)(c)..........      654,718   $   35,433,338
Novell, Inc. (a)................       40,654          130,499
Oracle Corp. (a)................      665,555        6,302,806
VERITAS Software Corp. (a)......       48,289          955,639
                                                --------------
                                                    45,239,507
                                                --------------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
ADC Telecommunications, Inc.
 (a)............................       94,448          216,286
Andrew Corp. (a)................       10,071          144,316
CIENA Corp. (a).................       39,663          166,188
Comverse Technology, Inc. (a)...       22,347          206,933
Corning, Inc. (a)...............      111,925          397,334
JDS Uniphase Corp. (a)..........      160,970          433,009
Lucent Technologies, Inc. (a)...      413,872          687,028
Motorola, Inc. .................      274,561        3,959,170
Nortel Networks Corp. (a).......      464,008          672,812
QUALCOMM, Inc. (a)..............       92,713        2,548,680
Scientific-Atlanta, Inc. .......       19,538          321,400
Tellabs, Inc. (a)...............       50,011          316,070
                                                --------------
                                                    10,069,226
                                                --------------
TIRE & RUBBER (0.0%)(b)
Cooper Tire & Rubber Co.........        9,166          188,361
Goodyear Tire & Rubber Co.
 (The)..........................       19,319          361,459
                                                --------------
                                                       549,820
                                                --------------
TOBACCO (1.0%)
Philip Morris Cos., Inc. .......      258,667       11,298,575
UST Inc. .......................       20,064          682,176
                                                --------------
                                                    11,980,751
                                                --------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Genuine Parts Co................       20,813          725,750
Grainger (W.W.), Inc. ..........       11,413          571,791
                                                --------------
                                                     1,297,541
                                                --------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
AT&T Wireless Services, Inc.
 (a)............................      327,272        1,914,541
Nextel Communications, Inc.
 (a)............................       96,777          310,654
Sprint Corp. (PCS Group) (a)....      119,457          533,973
                                                --------------
                                                     2,759,168
                                                --------------
Total Common Stocks (Cost
 $1,195,599,620)................                 1,098,174,297(e)
                                                --------------

SHORT-TERM INVESTMENTS (4.5%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (3.3%)
American Honda Finance
 1.76%, due 7/16/02 (c).........  $ 6,800,000        6,794,338
Cooperative Association of
 Tractor Dealers
 1.81%, due 7/12/02 (c).........    1,700,000        1,698,887

                                  PRINCIPAL
                                   AMOUNT         VALUE
                                  ----------------------------
COMMERCIAL PAPER (Continued)
Dealers Capital Access Trust
 1.81%, due 8/5/02 (c)..........  $ 2,400,000   $    2,395,531
General Motors Acceptance Corp.
 1.94%, due 7/3/02 (c)..........   20,500,000       20,495,566
Northern Rock PLC
 1.79%, due 7/24/02 (c).........    6,300,000        6,292,157
                                                --------------
Total Commercial Paper (Cost
 $37,676,479)...................                    37,676,479
                                                --------------

U.S. GOVERNMENT (1.2%)
United States Treasury Bills
 1.66%, due 7/18/02 (c).........    4,500,000        4,496,043
 1.67%, due 7/25/02 (c).........    9,200,000        9,188,908
                                                --------------
Total U.S. Government (Cost
 $13,684,951)...................                    13,684,951
                                                --------------
Total Short-Term Investments
 (Cost $51,361,430).............                    51,361,430
                                                --------------
Total Investments (Cost
 $1,246,961,050) (f)............         99.9%   1,149,535,727(g)
Cash and Other Assets, Less
 Liabilities....................          0.1        1,703,833
                                  -----------   --------------
Net Assets......................        100.0%  $1,151,239,560
                                  ===========   ==============

FUTURES CONTRACTS (-0.3%)
                                    CONTRACTS     UNREALIZED
                                      LONG      DEPRECIATION(h)
                                  -----------------------------
Standard & Poor's 500 Index
 September 2002.................          212   $   (4,027,847)
                                                --------------
Total Futures Contracts
 (Settlement Value
 $52,475,300) (e)...............                $   (4,027,847)
                                                ==============
-------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated as collateral for futures contracts.
(d) ADR--American Depositary Receipt.
(e) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
    represents 99.9% of net assets.
(f) The cost for federal income tax purposes is $1,247,884,489.
(g) At June 30, 2002 net unrealized depreciation was
    $98,348,762, based on cost for federal income tax purposes.
    This consisted of aggregate gross unrealized appreciation
    for all investments on which there was an excess of market value over cost of $161,516,898 and aggregate gross
    unrealized depreciation for all investments on which there was an excess of cost over market value of $259,865,660.
(h) Represents the difference between the value of the
    contracts at the time they were opened and the value at
    June 30, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,246,961,050).....   $1,149,535,727
Cash...................................           95,789
Receivables:
  Investment securities sold...........       11,549,269
  Dividends and interest...............        1,549,531
  Variation margin on futures
    contracts..........................          833,390
  Fund shares sold.....................           96,462
                                          --------------
        Total assets...................    1,163,660,168
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......       10,674,978
  Fund shares redeemed.................          987,250
  Shareholder communication............          399,708
  Administrator........................          182,916
  Adviser..............................           91,458
  Custodian............................           29,784
Accrued expenses.......................           54,514
                                          --------------
        Total liabilities..............       12,420,608
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,151,239,560
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      575,979
Additional paid-in capital.............    1,266,854,259
Accumulated undistributed net
  investment income....................        7,058,090
Accumulated net realized loss on
  investments..........................      (21,795,598)
Net unrealized depreciation on
  investments and futures
  transactions.........................     (101,453,170)
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,151,239,560
                                          ==============
Shares of capital stock outstanding....       57,597,943
                                          ==============
Net asset value per share
  outstanding..........................   $        19.99
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    8,738,123
  Interest.............................          652,817
                                          --------------
        Total income...................        9,390,940
                                          --------------
Expenses:
  Administration.......................        1,264,745
  Advisory.............................          632,372
  Shareholder communication............          239,851
  Custodian............................           71,420
  Professional.........................           70,752
  Directors............................           23,299
  Miscellaneous........................           30,411
                                          --------------
        Total expenses.................        2,332,850
                                          --------------
Net investment income..................        7,058,090
                                          --------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss from:
  Security transactions................      (14,561,752)
  Futures transactions.................       (6,250,100)
                                          --------------
Net realized loss on investments.......      (20,811,852)
                                          --------------
Net change in unrealized appreciation
  on:
  Security transactions................     (161,150,375)
  Futures transactions.................       (4,088,154)
                                          --------------
Net unrealized loss on investments.....     (165,238,529)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (186,050,381)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (178,992,291)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $47,295.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                   2002             2001
                                                              -------------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    7,058,090   $   13,911,460
  Net realized gain (loss) on investments and futures
    transactions............................................     (20,811,852)      16,094,041
  Net change in unrealized appreciation on investments and
    futures transactions....................................    (165,238,529)    (218,843,408)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (178,992,291)    (188,837,907)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................         (42,904)     (13,858,705)
  From net realized gain on investments.....................      (3,728,362)     (13,919,122)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......      (3,771,266)     (27,777,827)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     212,923,566      532,868,178
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       3,771,266       27,777,827
                                                              --------------   --------------
                                                                 216,694,832      560,646,005
  Cost of shares redeemed...................................    (209,632,208)    (544,666,721)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................       7,062,624       15,979,284
                                                              --------------   --------------
Net decrease in net assets..................................    (175,700,933)    (200,636,450)
NET ASSETS:
Beginning of period.........................................   1,326,940,493    1,527,576,943
                                                              --------------   --------------
End of period...............................................  $1,151,239,560   $1,326,940,493
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  period....................................................  $    7,058,090   $       42,904
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                          SIX MONTHS
                                            ENDED
                                             JUNE 30,                         YEAR ENDED DECEMBER 31
                                              2002*          2001          2000         1999         1998         1997
                                            -----------------------------------------------------------------------------
Net asset value at beginning of
  period................................    $   23.14     $    26.88    $    30.50   $    25.89   $    20.58   $    16.10
                                            ----------    ----------    ----------   ----------   ----------   ----------
Net investment income...................         0.12           0.25          0.27         0.28         0.26         0.27
Net realized and unrealized gain (loss)
  on investments........................        (3.21)         (3.49)        (3.10)        5.06         5.58         4.99
                                            ----------    ----------    ----------   ----------   ----------   ----------
Total from investment operations........        (3.09)         (3.24)        (2.83)        5.34         5.84         5.26
                                            ----------    ----------    ----------   ----------   ----------   ----------
Less dividends and distributions:
  From net investment income............        (0.00)(a)      (0.25)        (0.27)       (0.28)       (0.26)       (0.27)
  From net realized gain on
    investments.........................        (0.06)         (0.25)        (0.52)       (0.45)       (0.27)       (0.51)
                                            ----------    ----------    ----------   ----------   ----------   ----------
Total dividends and distributions.......        (0.06)         (0.50)        (0.79)       (0.73)       (0.53)       (0.78)
                                            ----------    ----------    ----------   ----------   ----------   ----------
Net asset value at end of period........    $   19.99     $    23.14    $    26.88   $    30.50   $    25.89   $    20.58
                                            ==========    ==========    ==========   ==========   ==========   ==========
Total investment return.................       (13.36%)(b)     (12.11%)      (9.32%)      20.70%       28.49%       32.84%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.................         1.12%+         1.01%         0.94%        1.13%        1.30%        1.75%
  Expenses..............................         0.37%+         0.37%         0.37%        0.36%        0.38%        0.39%
Portfolio turnover rate.................            1%             4%            6%           3%           4%           5%
Net assets at end of period (in
  000's)................................    $1,151,240    $1,326,940    $1,527,577   $1,521,085   $  946,785   $  496,772

------------

(a)  Less than one cent per share.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (85.9%)+
                                        SHARES        VALUE
                                      ------------------------
BELGIUM (3.4%)
Colruyt N.V. (multi-industry) (a)...      13,792   $   646,996
Electrabel, S.A.
 (utilities-electrical & gas) (a)...       7,294     1,685,632
                                                   -----------
                                                     2,332,628
                                                   -----------
DENMARK (1.6%)
Danske Bank A/S (banking)...........       8,000       147,303
Novo Nordisk A/S Class B (health &
 personal care).....................      28,803       953,476
                                                   -----------
                                                     1,100,779
                                                   -----------
FRANCE (7.5%)
Aventis, S.A. (health & personal
 care)..............................       6,958       493,046
Aventis, S.A. ADR (health & personal
 care) (a)(b).......................       2,375       167,271
BNP Paribas, S.A. (banking).........      13,259       733,297
Dassault Systemes, S.A. (business &
 public services)...................      28,973     1,323,385
Dexia (business & public
 services)..........................      87,584     1,350,233
L'Oreal, S.A. (health & personal
 care)..............................       4,321       337,126
Sanofi-Synthelabo, S.A. (health &
 personal care).....................       8,645       525,929
Societe Television Francaise 1
 (broadcasting & publishing)........       5,000       133,869
                                                   -----------
                                                     5,064,156
                                                   -----------
GERMANY (7.6%)
Bayerische Motoren Werke AG
 (automobiles)......................      54,207     2,235,079
Deutsche Boerse AG (financial
 services)..........................      47,893     2,022,038
SAP AG (business & public
 services)..........................       2,900       286,404
SAP AG ADR (business & public
 services) (a)(b)...................      13,200       318,516
Schering AG (health & personal
 care)..............................       5,106       319,454
                                                   -----------
                                                     5,181,491
                                                   -----------
HONG KONG (5.5%)
Hongkong Electric Holdings, Ltd.
 (utilities-electrical & gas).......     798,000     2,982,269
Yue Yuen Industrial Holdings, Ltd.
 (recreation & other consumer
 goods).............................     249,900       749,700
                                                   -----------
                                                     3,731,969
                                                   -----------
INDIA (1.5%)
ITC, Ltd. GDR (beverages & tobacco)
 (c)(d).............................      76,000       995,372
                                                   -----------
IRELAND (3.8%)
Bank of Ireland (banking)...........     206,990     2,577,778
                                                   -----------

ITALY (0.5%)
Italgas S.p.A. (utilities-electrical
 & gas).............................      29,900       332,204
                                                   -----------


                                        SHARES        VALUE
                                      ------------------------

JAPAN (7.3%)
Canon, Inc. (data processing &
 reproduction)......................      36,000   $ 1,360,587
Canon, Inc. ADR (data processing &
 reproduction) (b)..................      11,126       420,897
Kao Corp. (food & household
 products)..........................      27,000       621,725
Nintendo Co., Ltd. (recreation &
 other consumer goods)..............       8,800     1,295,845
RICOH Co., Ltd. (data processing &
 reproduction)......................      25,000       432,797
Takeda Chemical Industries, Ltd.
 (health & personal care)...........      18,000       789,922
                                                   -----------
                                                     4,921,773
                                                   -----------
NETHERLANDS (7.6%)
Euronext N.V. (financial
 services)..........................      16,723       313,797
TPG N.V. (business & public
 services)..........................     122,167     2,759,314
Unilever N.V. (CVA) (food &
 household products)................      12,879       843,290
Unilever N.V. (CVA) ADR (food &
 household products) (b)............       9,620       623,376
Wolters Kluwer N.V. (CVA)
 (broadcasting & publishing)........      31,644       600,656
                                                   -----------
                                                     5,140,433
                                                   -----------
SPAIN (6.8%)
Amadeus Global Travel Distribution,
 S.A. Class A (leisure & tourism)...      70,093       448,570
Banco Popular Espanol, S.A.
 (banking)..........................      54,496     2,409,533
Iberdrola, S.A.
 (utilities-electrical & gas).......      88,711     1,292,262
Indra Systemas, S.A. (business &
 public services)...................      51,960       449,012
                                                   -----------
                                                     4,599,377
                                                   -----------
SWEDEN (1.9%)
Sandvik AB (machinery &
 engineering).......................       6,100       152,326
Svenska Handelsbanken AB Class A
 (banking)..........................      76,375     1,167,585
                                                   -----------
                                                     1,319,911
                                                   -----------
SWITZERLAND (8.8%)
Nestle, S.A. Registered (food &
 household products) (a)............      11,137     2,596,613
Novartis AG Registered (health &
 personal care).....................      29,858     1,313,046
UBS AG Registered (banking).........      34,768     1,748,562
UBS AG Registered ADR
 (banking) (b)......................       5,900       294,351
                                                   -----------
                                                     5,952,572
                                                   -----------
UNITED KINGDOM (20.1%)
Capita Group PLC (business & public
 services)..........................      95,128       452,411
Diageo PLC (beverages & tobacco)....     185,299     2,406,485
Exel PLC
 (transportation-shipping)..........      85,304     1,086,391
GlaxoSmithKline PLC (health &
 personal care).....................      14,705       317,842

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                        SHARES        VALUE
                                      ------------------------
UNITED KINGDOM (Continued)
GlaxoSmithKline PLC ADR
 (health & personal care) (b).......       6,363   $   274,500
Lloyds TSB Group PLC (banking)......     201,951     2,010,155
Lloyds TSB Group PLC ADR (banking)
 (b)................................      10,600       424,530
Reckitt Benckiser PLC (food &
 household products)................     127,507     2,287,604
Rentokil Initial PLC (business &
 public services)...................     294,639     1,199,146
Serco Group PLC (business & public
 services)..........................     204,492       626,426
Tesco PLC (merchandising)...........     481,973     1,752,191
William Morrison Supermarkets PLC
 (food & household products)........      96,477       298,532
WPP Group PLC ADR (business & public
 services) (b)......................      10,600       467,259
                                                   -----------
                                                    13,603,472
                                                   -----------
UNITED STATES (2.0%)
AFLAC, Inc. (insurance).............      41,885     1,340,320
                                                   -----------
Total Common Stocks
 (Cost $52,325,933).................                58,194,235
                                                   -----------
PREFERRED STOCK (0.8%)
GERMANY (0.8%)
Porsche AG (automobiles)
 E1.53 (g)..........................       1,199       568,383
                                                   -----------
Total Preferred Stock
 (Cost $347,865)....................                   568,383
                                                   -----------

SHORT-TERM INVESTMENTS (11.5%)
                                      PRINCIPAL
                                        AMOUNT
                                      ----------
COMMERCIAL PAPER (4.2%)
UNITED STATES (4.2%)
UBS Finance Delaware LLC (financial
 services)
 2.00%, due 7/1/02..................  $2,870,000     2,869,681
                                                   -----------
Total Commercial Paper
 (Cost $2,869,681)..................                 2,869,681
                                                   -----------

                                      PRINCIPAL
                                        AMOUNT        VALUE
                                      ------------------------
FEDERAL AGENCY (4.2%)
UNITED STATES (4.2%)
Federal Home Loan Bank (financial
 services)
 1.87%, due 7/1/02..................  $2,870,000   $ 2,869,702
                                                   -----------
Total Federal Agency
 (Cost $2,869,702)..................                 2,869,702
                                                   -----------

                                        SHARES
                                      ----------
INVESTMENT COMPANY (3.1%)
UNITED STATES (3.1%)
Merrill Lynch Premier Institutional
 Fund (financial services)..........   2,047,845     2,047,845
                                                   -----------
Total Investment Company
 (Cost $2,047,845)..................                 2,047,845
                                                   -----------

Total Short-Term Investments
 (Cost $7,787,228)..................                 7,787,228
                                                   -----------
Total Investments
 (Cost $60,461,026) (e).............        98.2%   66,549,846(f)
Cash and Other Assets,
 Less Liabilities...................         1.8     1,239,298
                                      ----------   -----------
Net Assets..........................       100.0%  $67,789,144
                                      ==========   ===========

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) May be sold to institutional investors only.
(d) GDR--Global Depositary Receipt.
(e) The cost for federal income tax purposes is $60,615,660.
(f) At June 30, 2002 net unrealized appreciation for securities was $5,934,186, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,598,307 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $664,121.
(g) The following abbreviation is used in the above portfolio:
    E--Euro

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

The table below sets forth the diversification of International Equity Portfolio investments by industry.

INDUSTRY
DIVERSIFICATION

                                     VALUE       PERCENT+
                                  -----------------------
Automobiles....................   $ 2,803,463       4.1%
Banking........................    11,513,094      17.0
Beverages & Tobacco............     3,401,857       5.0
Broadcasting & Publishing......       734,525       1.1
Business & Public Services.....     9,232,106      13.6
Data Processing &
  Reproduction.................     2,214,280       3.3
Financial Services.............    10,123,062      14.9
Food & Household Products......     7,271,140      10.7
Health & Personal Care.........     5,491,611       8.1
Insurance......................     1,340,320       2.0
Leisure & Tourism..............       448,571       0.7
Machinery & Engineering........       152,326       0.2
Merchandising..................     1,752,191       2.6
Multi-Industry.................       646,997       1.0
Recreation & Other Consumer
  Goods........................     2,045,545       3.0
Transportation-Shipping........     1,086,391       1.6
Utilities-Electrical & Gas.....     6,292,367       9.3
                                  -----------     ------
                                   66,549,846      98.2
Cash and Other Assets, Less
  Liabilities..................     1,239,298       1.8
                                  -----------     ------
Net Assets.....................   $67,789,144     100.0%
                                  ===========     ======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $60,461,026)...........   $66,549,846
Cash denominated in foreign currencies
  (identified cost $2,545,343)............     2,619,351
Cash......................................         4,931
Receivables:
  Investment securities sold..............     4,113,316
  Fund shares sold........................     2,345,648
  Dividends and interest..................       241,416
Unrealized appreciation on foreign
  currency forward contracts..............            12
                                             -----------
        Total assets......................    75,874,520
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     7,987,086
  Adviser.................................        28,275
  Custodian...............................        20,794
  Professional............................        19,505
  Administrator...........................         9,425
Accrued expenses..........................        19,181
Unrealized depreciation on foreign
  currency forward contracts..............         1,110
                                             -----------
        Total liabilities.................     8,085,376
                                             -----------
Net assets applicable to outstanding
  shares..................................   $67,789,144
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    63,257
Additional paid-in capital................    71,252,557
Accumulated undistributed net investment
  income..................................       419,446
Accumulated net realized loss on
  investments.............................   (10,195,446)
Accumulated undistributed net realized
  gain on foreign currency transactions...       102,194
Net unrealized appreciation on
  investments.............................     6,088,820
Net unrealized appreciation on translation
  of other assets and liabilities in
  foreign currencies and foreign currency
  forward contracts.......................        58,316
                                             -----------
Net assets applicable to outstanding
  shares..................................   $67,789,144
                                             ===========
Shares of capital stock outstanding.......     6,325,658
                                             ===========
Net asset value per share outstanding.....   $     10.72
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   777,568
  Interest................................        20,779
                                             -----------
        Total income......................       798,347
                                             -----------
Expenses:
  Advisory................................       172,192
  Administration..........................        57,397
  Custodian...............................        35,149
  Professional............................        20,277
  Portfolio pricing.......................        11,059
  Shareholder communication...............         8,809
  Directors...............................         1,012
  Miscellaneous...........................        10,039
                                             -----------
        Total expenses....................       315,934
                                             -----------
Net investment income.....................       482,413
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions...................    (1,361,847)
  Foreign currency transactions...........       102,194
                                             -----------
Net realized loss on investments and
  foreign currency transactions...........    (1,259,653)
                                             -----------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions...................     4,678,255
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts....        68,370
                                             -----------
Net unrealized gain on investments and
  foreign currency transactions...........     4,746,625
                                             -----------
Net realized and unrealized gain on
  investments and foreign currency
  transactions............................     3,486,972
                                             -----------
Net increase in net assets resulting from
  operations..............................   $ 3,969,385
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $90,086.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $    482,413   $    600,836
 Net realized loss on investments and foreign currency
   transactions.............................................    (1,259,653)    (8,632,261)
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............     4,746,625       (750,754)
                                                              ------------   ------------
 Net increase (decrease) in net assets resulting from
   operations...............................................     3,969,385     (8,782,179)
                                                              ------------   ------------
Dividends and distributions to shareholders:
 From net investment income.................................            --       (780,439)
 From net realized gain on investments and foreign currency
   transactions.............................................            --       (172,701)
                                                              ------------   ------------
   Total dividends and distributions to shareholders........            --       (953,140)
                                                              ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................    75,286,938     79,751,832
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............            --        953,140
                                                              ------------   ------------
                                                                75,286,938     80,704,972
 Cost of shares redeemed....................................   (66,981,718)   (80,884,118)
                                                              ------------   ------------
 Increase (decrease) in net assets derived from capital
   share transactions.......................................     8,305,220       (179,146)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................    12,274,605     (9,914,465)
NET ASSETS:
Beginning of period.........................................    55,514,539     65,429,004
                                                              ------------   ------------
End of period...............................................  $ 67,789,144   $ 55,514,539
                                                              ============   ============
Accumulated undistributed net investment income (loss) at
 end of period..............................................  $    419,446   $    (62,967)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                        SIX MONTHS
                                                          ENDED
                                                         JUNE 30,                    YEAR ENDED DECEMBER 31
                                                          2002*        2001        2000       1999       1998       1997
                                                        ------------------------------------------------------------------
Net asset value at beginning of period..............     $ 10.06      $ 11.90     $ 15.48    $ 12.40    $ 10.31    $ 10.65
                                                         -------      -------     -------    -------    -------    -------
Net investment income...............................        0.08         0.11(a)     0.07(a)    0.11       0.23       1.06
Net realized and unrealized gain (loss) on
 investments........................................        0.55        (1.78)      (2.97)      3.46       2.20       0.27
Net realized and unrealized gain (loss) on foreign
 currency transactions..............................        0.03        (0.00)(b)    0.12      (0.12)     (0.05)     (0.78)
                                                         -------      -------     -------    -------    -------    -------
Total from investment operations....................        0.66        (1.67)      (2.78)      3.45       2.38       0.55
                                                         -------      -------     -------    -------    -------    -------
Less dividends and distributions:
 From net investment income.........................          --        (0.14)      (0.09)     (0.05)     (0.29)     (0.89)
 From net realized gain on investments and foreign
   currency transactions............................          --        (0.03)      (0.71)     (0.32)        --         --
                                                         -------      -------     -------    -------    -------    -------
Total dividends and distributions...................          --        (0.17)      (0.80)     (0.37)     (0.29)     (0.89)
                                                         -------      -------     -------    -------    -------    -------
Net asset value at end of period....................     $ 10.72      $ 10.06     $ 11.90    $ 15.48    $ 12.40    $ 10.31
                                                         =======      =======     =======    =======    =======    =======
Total investment return.............................        6.49%(c)   (14.02%)    (18.06%)    28.06%     23.11%      5.17%
Ratios (to average net assets)/Supplemental Data:
 Net investment income..............................        1.68%+       1.04%       0.53%      0.78%      1.13%      1.25%
 Net expenses.......................................        1.10%+       1.12%       1.01%      1.07%      0.97%      0.97%
 Expenses (before reimbursement)....................        1.10%+       1.12%       1.01%      1.07%      1.17%      1.25%
Portfolio turnover rate.............................          39%         130%         28%        37%        57%        61%
Net assets at end of period (in 000's)..............     $67,789      $55,515     $65,429    $72,339    $38,006    $30,272

------------
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (99.8%)+
                                        SHARES      VALUE
                                        --------------------
AEROSPACE & DEFENSE (2.4%)
Alliant Techsystems, Inc. (a).........    435    $    27,753
Goodrich Corp. .......................  2,066         56,443
L-3 Communication Holdings, Inc.
 (a)..................................  1,301         70,254
Northrop Grumman Corp. ...............    801        100,125
Precision Castparts Corp. ............    437         14,421
Raytheon Co. .........................  7,204        293,563
Rockwell Collins, Inc. ...............  1,543         42,309
                                                 -----------
                                                     604,868
                                                 -----------
AIR FREIGHT & LOGISTICS (0.2%)
CNF Transportation, Inc. .............    799         30,346
Ryder System, Inc. ...................    725         19,640
                                                 -----------
                                                      49,986
                                                 -----------
AIRLINES (0.1%)
Continental Airlines, Inc. (a)........    658         10,383
Northwest Airlines Corp. (a)..........    480          5,789
                                                 -----------
                                                      16,172
                                                 -----------
AUTO COMPONENTS (3.2%)
American Axle & Manufacturing
 Holdings, Inc. (a)...................    194          5,770
ArvinMeritor, Inc. ...................    902         21,648
Autoliv, Inc. ........................  2,163         54,508
BorgWarner, Inc. .....................    346         19,985
Cooper Tire & Rubber Co. .............    855         17,570
Dana Corp. ...........................  4,533         82,909
Delphi Corp. .........................  7,324         96,677
Goodyear Tire & Rubber Co. (The)......  1,452         27,167
Johnson Controls, Inc. ...............  2,599        212,104
Lear Corp. (a)........................  1,857         85,886
TRW, Inc. ............................  3,198        181,646
Visteon Corp. ........................  1,173         16,657
                                                 -----------
                                                     822,527
                                                 -----------
BANKS (9.0%)
AmSouth Bancorporation................  6,245        139,763
Astoria Financial Corp. ..............  1,777         56,953
BancorpSouth, Inc. ...................    685         14,008
Banknorth Group, Inc. ................  2,613         67,990
Capitol Federal Financial.............    138          3,599
Charter One Financial, Inc. ..........    698         23,997
City National Corp. ..................    658         35,368
Commerce Bancorp, Inc. ...............  1,251         55,294
Commerce Bancshares, Inc. ............  1,123         49,682
Compass Bancshares, Inc. .............  3,914        131,510
Cullen/Frost Bankers, Inc. ...........    271          9,726
Downey Financial Corp. ...............    172          8,136
First Tennessee National Corp. .......  3,460        132,518
Fulton Financial Corp. ...............    764         14,463
Golden State Bancorp Inc. ............  2,194         79,532
Golden West Financial Corp. ..........  3,172        218,170
Greater Bay Bancorp...................    516         15,872
GreenPoint Financial Corp. ...........  2,578        126,580
Hibernia Corp. Class A................  2,723         53,888
Hudson City Bancorp, Inc. ............  2,721         54,148


                                        SHARES      VALUE
                                        --------------------
BANKS (Continued)
Huntington Bancshares, Inc. ..........  4,218    $    81,913
Independence Community Bank Corp. ....    764         21,950
M&T Bank Corp. .......................    673         57,716
Marshall & Ilsley Corp. ..............  3,648        110,972
New York Community Bancorp, Inc. .....    832         22,547
North Fork Bancorporation, Inc. ......  4,976        198,095
Roslyn Bancorp, Inc. .................  2,201         48,048
Silicon Valley Bancshares (a).........    219          5,773
Sovereign Bancorp, Inc. ..............  7,477        111,781
TCF Financial Corp. ..................  1,552         76,203
Trustmark Corp. ......................    749         19,137
Union Planters Corp. .................  3,529        114,234
Valley National Bancorp...............  1,646         45,759
Washington Federal Inc. ..............  1,812         45,771
Webster Financial Corp. ..............    828         31,663
Whitney Holding Corp. ................    339         10,421
                                                 -----------
                                                   2,293,180
                                                 -----------
BEVERAGES (1.8%)
Brown-Forman Corp. Class B............    106          7,318
Coca-Cola Enterprises Inc. ...........  6,684        147,583
Constellation Brands Inc. (a).........  2,120         67,840
Coors (Adolph) Co. Class B............    685         42,675
Pepsi Bottling Group, Inc. (The)......  5,411        166,659
PepsiAmericas, Inc. ..................  2,541         37,963
                                                 -----------
                                                     470,038
                                                 -----------
BIOTECHNOLOGY (0.9%)
Biogen, Inc. (a)......................    162          6,712
Gilead Sciences, Inc. (a).............  3,312        108,898
Immunex Corp. (a).....................  5,158        115,230
                                                 -----------
                                                     230,840
                                                 -----------
BUILDING PRODUCTS (0.2%)
American Standard Cos. Inc. (a).......    296         22,229
Crane Co. ............................  1,049         26,603
                                                 -----------
                                                      48,832
                                                 -----------
CHEMICALS (1.5%)
Airgas, Inc. (a)......................    286          4,948
Albemarle Corp. ......................     85          2,622
Crompton Corp. .......................    561          7,153
Eastman Chemical Co. .................    244         11,444
International Flavors & Fragrances
 Inc. ................................  1,724         56,013
Lyondell Chemical Co. ................    360          5,436
Praxair, Inc. ........................  3,198        182,190
Rohm & Haas Co. ......................    501         20,285
RPM, Inc. ............................  1,457         22,219
Scotts Co. (The) (a)..................     63          2,860
Valspar Corp. (The)...................  1,358         61,110
                                                 -----------
                                                     376,280
                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (4.9%)
Alliance Data Systems Corp. (a).......    195          4,982
Apollo Group Inc. Class A (a).........  2,618        103,175
BISYS Group, Inc. (The) (a)...........  1,890         62,937

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                        SHARES      VALUE
                                        --------------------
COMMERCIAL SERVICES & SUPPLIES (Continued)
Block (H&R), Inc. ....................  3,069    $   141,634
Career Education Corp. (a)............    367         16,515
Certegy Inc. (a)......................  1,519         56,340
CheckFree Corp. ......................    518          8,102
Choicepoint Inc. (a)..................  2,577        117,176
Deluxe Corp. .........................  2,011         78,208
Donnelley (R.R.) & Sons Co. ..........    329          9,064
DST Systems, Inc. (a).................    416         19,015
Dun & Bradstreet Corp. (The) (a)......  1,710         56,516
Equifax Inc. .........................  4,417        119,259
Fiserv, Inc. (a)......................  3,069        112,663
Global Payments Inc. .................    186          5,554
Herman Miller, Inc. ..................    229          4,649
Imagistics International Inc. (a).....    439          9,425
Interactive Data Corp. (a)............    365          5,314
Iron Mountain Inc. (a)................    488         15,055
Pitney Bowes Inc. ....................    672         26,692
Pittston Brink's Group................    730         17,520
Sabre Holdings Corp. Class A (a)......  1,925         68,915
ServiceMaster Co. (The)...............  7,613        104,450
Steelcase Inc. Class A................  1,621         21,689
University of Phoenix Online (a)......    378         11,196
Viad Corp. ...........................  1,327         34,502
West Corp. (a)........................     92          2,030
                                                 -----------
                                                   1,232,577
                                                 -----------
COMMUNICATIONS EQUIPMENT (0.1%)
Emulex Corp. (a)......................    445         10,017
Harris Corp. .........................    164          5,962
Scientific-Atlanta, Inc. .............    863         14,196
3Com Corp. ...........................  1,745          7,678
                                                 -----------
                                                      37,853
                                                 -----------
COMPUTERS & PERIPHERALS (0.3%)
Maxtor Corp. (a)......................    927          4,190
Network Appliance, Inc. (a)...........  1,455         18,057
Storage Technology Corp. (a)..........  3,162         50,497
                                                 -----------
                                                      72,744
                                                 -----------
CONSTRUCTION & ENGINEERING (0.0%)(b)
Shaw Group Inc. (The) (a).............    337         10,346
                                                 -----------

CONTAINERS & PACKAGING (1.6%)
Ball Corp. ...........................    782         32,437
Bemis Co., Inc. ......................  1,084         51,490
Crown Cork & Seal Co., Inc. (a).......    680          4,658
Owens-Illinois, Inc. (a)..............  1,874         25,749
Packaging Corp. of America (a)........    908         18,060
Pactiv Corp. (a)......................  4,882        115,703
Sealed Air Corp. (a)..................  2,556        102,930
Smurfit-Stone Container Corp. (a).....  3,809         58,735
                                                 -----------
                                                     409,762
                                                 -----------
DIVERSIFIED FINANCIALS (7.8%)
AmeriCredit Corp. (a).................    425         11,921
Bear Stearns Cos., Inc. (The).........  2,485        151,709

                                        SHARES      VALUE
                                        --------------------
DIVERSIFIED FINANCIALS (Continued)
BlackRock, Inc. Class A (a)...........    434    $    19,226
Countrywide Credit Industries,
 Inc. ................................    326         15,730
E*TRADE Group, Inc. (a)...............  8,684         47,415
Edwards (A.G.), Inc. .................  2,181         84,776
Investment Technology Group, Inc.
 (a)..................................  1,072         35,054
John Nuveen Co. (The) Class A.........    626         16,439
Legg Mason, Inc. .....................  1,294         63,678
Metris Cos. Inc. .....................    517          4,296
Moody's Corp. ........................  3,894        193,727
Neuberger Berman Inc. ................    109          3,989
Providian Financial Corp. ............    797          4,686
S&P 500 Index-SPDR Trust, Series 1....  6,431        636,991
S&P MidCap 400 Index-MidCap SPDR
 Trust, Series 1......................  5,227        469,123
SLM Corp. ............................  2,384        231,010
Student Loan Corp. (The)..............     42          3,479
                                                 -----------
                                                   1,993,249
                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
CenturyTel, Inc. .....................  3,118         91,981
Citizens Communications Co. (a).......    885          7,399
IDT Corp. (a).........................    155          2,623
McLeodUSA Inc. (a)....................    146             61
Metromedia Fiber Network, Inc. Class A
 (a)..................................  2,408             24
                                                 -----------
                                                     102,088
                                                 -----------
ELECTRIC UTILITIES (2.5%)
Alliant Energy Corp. .................    283          7,273
Conectiv..............................  2,265         57,644
Edison International Inc. (a).........  3,833         65,161
Entergy Corp. ........................    470         19,947
FirstEnergy Corp. ....................  6,029        201,248
FPL Group, Inc. ......................    832         49,912
IDACORP, Inc. ........................    113          3,109
NSTAR.................................    170          7,613
PG&E Corp. (a)........................  7,065        126,393
Pinnacle West Capital Corp. ..........  1,869         73,825
Progress Energy Inc. .................    120          6,241
Wisconsin Energy Corp. ...............    930         23,501
                                                 -----------
                                                     641,867
                                                 -----------
ELECTRICAL EQUIPMENT (1.3%)
Energizer Holdings, Inc. (a)..........  2,803         76,858
Hubbell Inc. Class A..................  1,901         60,794
Molex, Inc. ..........................    404         13,546
Molex, Inc. Class A...................  3,188         87,447
Rockwell Automation Inc. .............  4,817         95,618
                                                 -----------
                                                     334,263
                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Arrow Electronics, Inc. (a)...........  3,040         63,080
Avnet, Inc. ..........................  3,593         79,010
AVX Corp. ............................    905         14,779
Fisher Scientific International Inc.
 (a)..................................    464         12,992
Ingram Micro Inc. (a).................  1,526         20,983
Jabil Circuit Inc. ...................  1,368         28,878

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                        SHARES      VALUE
                                        --------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (Continued)
Tech Data Corp. (a)...................  1,577    $    59,689
Thermo Electron Corp. (a).............  3,913         64,565
Vishay Intertechnology, Inc. (a)......  1,259         27,698
                                                 -----------
                                                     371,674
                                                 -----------
ENERGY EQUIPMENT & SERVICES (2.0%)
BJ Services Co. (a)...................  4,821        163,335
Cooper Cameron Corp. (a)..............    420         20,336
Ensco International Inc. .............  1,452         39,582
FMC Technologies, Inc. (a)............    256          5,266
Grant Prideco, Inc. (a)...............    289          3,930
Halliburton Co. ......................  1,373         21,886
Nabors Industries, Ltd. (a)...........  1,696         59,614
Noble Corp. (a).......................    656         25,322
Patterson-UTI Energy, Inc. (a)........    925         26,113
Pride International, Inc. (a).........    718         11,244
Rowan Co., Inc. (a)...................  1,262         27,070
Smith International Inc. (a)..........    432         29,458
Tidewater Inc. .......................    304         10,008
Weatherford International, Inc. (a)...  1,131         48,859
                                                 -----------
                                                     492,023
                                                 -----------
FOOD & DRUG RETAILING (0.7%)
Performance Food Group Co. (a)........    229          7,754
SUPERVALU, Inc. ......................  3,818         93,655
Whole Foods Market, Inc. (a)..........  1,540         74,259
                                                 -----------
                                                     175,668
                                                 -----------
FOOD PRODUCTS (2.3%)
ConAgra Foods, Inc. ..................  2,830         78,249
Dean Foods Co. (a)....................    432         16,114
Dole Food Co., Inc. ..................    568         16,472
Hershey Foods Corp. ..................    383         24,075
Hormel Foods Corp. ...................  1,253         29,997
Kellogg Co. ..........................  6,063        217,419
McCormick & Co., Inc. ................  2,368         60,976
Smithfield Foods, Inc. (a)............  1,743         32,333
Tyson Foods, Inc. Class A.............  6,795        105,390
                                                 -----------
                                                     581,025
                                                 -----------
GAS UTILITIES (0.5%)
Nicor, Inc. ..........................    905         41,404
NiSource Inc. ........................    648         14,146
Sempra Energy.........................  3,143         69,554
                                                 -----------
                                                     125,104
                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Applera Corp. Applied Biosystems
 Group................................    904         17,619
Bausch & Lomb Inc. ...................    699         23,661
Beckman Coulter, Inc. ................  1,208         60,279
Boston Scientific Corp. (a)...........  6,759        198,174
St. Jude Medical, Inc. (a)............  1,491        110,245
Varian Medical Systems, Inc. (a)......  1,842         74,693
                                                 -----------
                                                     484,671
                                                 -----------

                                        SHARES      VALUE
                                        --------------------
HEALTH CARE PROVIDERS & SERVICES (5.6%)
Accredo Health, Inc. (a)..............    129    $     5,952
Aetna Inc. ...........................  3,648        174,995
Anthem, Inc. (a)......................    328         22,048
Apria Healthcare Group, Inc. (a)......    217          4,861
Coventry Health Care, Inc. (a)........    717         20,435
DaVita, Inc. (a)......................    740         17,612
Express Scripts, Inc. (a).............  1,357         67,999
Health Net Inc. (a)...................  2,812         75,277
Henry Schein, Inc. (a)................    308         13,706
Humana Inc. (a).......................  2,895         45,249
Laboratory Corp. of America Holdings
 (a)..................................  1,642         74,957
LifePoint Hospitals, Inc. (a).........    204          7,407
Manor Care, Inc. (a)..................    285          6,555
McKesson Corp. .......................    925         30,248
Mid Atlantic Medical Services, Inc.
 (a)..................................    635         19,907
Orthodontic Centers of America, Inc.
 (a)..................................     55          1,262
Oxford Health Plans, Inc. (a).........  2,816        130,831
Pharmaceutical Product Development,
 Inc. (a).............................    586         15,435
Priority Healthcare Corp. Class B
 (a)..................................     99          2,327
Triad Hospitals, Inc. (a).............  1,845         78,818
Trigon Healthcare Inc. Class A (a)....    913         91,830
Unilab Corp. (a)......................  6,655        182,280
Universal Health Services, Inc. (a)...  1,187         58,163
WellPoint Health Networks Inc. (a)....  3,510        273,113
                                                 -----------
                                                   1,421,267
                                                 -----------
HOTELS, RESTAURANTS & LEISURE (4.4%)
Brinker International, Inc. (a).......  1,999         63,468
CBRL Group, Inc. .....................    738         22,524
Darden Restaurants, Inc. .............  5,204        128,539
Gtech Holdings Corp. (a)..............    749         19,129
Harrah's Entertainment, Inc. (a)......  3,455        153,229
Hilton Hotels Corp. ..................  2,884         40,088
International Game Technology (a).....     55          3,119
International Speedway Corp. .........    369         14,797
Mandalay Resort Group (a).............  1,708         47,090
MGM Mirage Inc. ......................    558         18,833
Outback Steakhouse, Inc. (a)..........  1,178         41,348
Park Place Entertainment Corp. (a)....  2,334         23,923
Ruby Tuesday, Inc. ...................    321          6,227
Six Flags, Inc. (a)...................    468          6,763
Starbucks Corp. (a)...................  3,744         93,038
Starwood Hotels & Resorts Worldwide,
 Inc. ................................     82          2,697
USA Interactive (a)...................  3,212         75,321
Wendy's International, Inc. ..........  2,659        105,908
Yum! Brands Inc. (a)..................  8,593        251,345
                                                 -----------
                                                   1,117,386
                                                 -----------
HOUSEHOLD DURABLES (4.1%)
Black & Decker Corp. (The)............    687         33,113
Blyth, Inc. ..........................    175          5,463
Centex Corp. .........................    200         11,558
D.R. Horton, Inc. ....................  2,052         53,414
Fortune Brands, Inc. .................  4,486        250,947

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                        SHARES      VALUE
                                        --------------------
HOUSEHOLD DURABLES (Continued)
Furniture Brands International, Inc.
 (a)..................................    573    $    17,333
Harman International Industries,
 Inc. ................................    175          8,619
KB Home...............................    565         29,103
La-Z-Boy Inc. ........................    661         16,670
Leggett & Platt, Inc. ................    315          7,371
Lennar Corp. .........................  1,173         71,788
Maytag Corp. .........................  1,731         73,827
Mohawk Industries, Inc. (a)...........  1,379         84,850
NVR, Inc. (a).........................     80         25,840
Newell Rubbermaid, Inc. ..............  5,814        203,839
Ryland Group, Inc. (The)..............    224         11,144
Snap-on Inc. .........................    317          9,500
Stanley Works (The)...................  1,388         56,922
Whirlpool Corp. ......................  1,227         80,197
                                                 -----------
                                                   1,051,498
                                                 -----------
HOUSEHOLD PRODUCTS (0.9%)
Clorox Co. (The)......................  4,571        189,011
Dial Corp. (The)......................  1,281         25,646
Pennzoil -- Quaker State Co. .........    912         19,635
                                                 -----------
                                                     234,292
                                                 -----------
INDUSTRIAL CONGLOMERATES (0.1%)
EnPro Industries, Inc. ...............    365          2,051
Teleflex Inc. ........................    291         16,631
                                                 -----------
                                                      18,682
                                                 -----------
INSURANCE (3.8%)
Allmerica Financial Corp. ............    275         12,705
American Financial Group, Inc. .......    533         12,739
Brown & Brown.........................    474         15,050
Fidelity National Financial, Inc. ....  2,893         91,419
First American Corp. .................    939         21,174
Gallagher (Arthur J.) & Co. ..........  1,451         50,277
Mercury General Corp. ................    127          6,160
Nationwide Financial Services, Inc.
 Class A..............................    129          5,095
Old Republic International Corp. .....  3,639        114,628
Phoenix Cos., Inc. (The)..............    316          5,799
PMI Group, Inc. (The).................    760         29,032
Progressive Corp. (The)...............  4,251        245,920
Protective Life Corp. ................  1,808         59,845
Radian Group Inc. ....................  2,488        121,116
SAFECO Corp. .........................  3,273        101,103
St. Paul Cos., Inc. (The).............    219          8,523
StanCorp Financial Group, Inc. .......     93          5,161
UNUMProvident Corp. ..................  2,102         53,496
W.R. Berkley Corp. ...................    298         16,390
                                                 -----------
                                                     975,632
                                                 -----------
INTERNET & CATALOG RETAIL (0.3%)
Amazon.com, Inc. (a)..................  3,587         58,289
Ticketmaster (a)......................    719         13,452
                                                 -----------
                                                      71,741
                                                 -----------

                                        SHARES      VALUE
                                        --------------------
INTERNET SOFTWARE & SERVICES (0.1%)
EarthLink, Inc. (a)...................    992    $     6,666
Hotels.com (a)........................    240         10,135
Overture Services, Inc. (a)...........    210          5,246
                                                 -----------
                                                      22,047
                                                 -----------
IT CONSULTING & SERVICES (1.4%)
Acxiom Corp. (a)......................  2,621         45,841
Affiliated Computer Services, Inc. ...  2,016         95,720
Computer Sciences Corp. (a)...........  2,532        121,029
KPMG Consulting Inc. (a)..............    438          6,509
SunGard Data Systems Inc. (a).........  3,512         92,998
                                                 -----------
                                                     362,097
                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick Corp. ......................  2,269         63,532
Mattel, Inc. .........................  1,285         26,998
Nautilus Group, Inc. (The) (a)........    177          5,416
Polaris Industries Inc. ..............    313         20,345
                                                 -----------
                                                     116,291
                                                 -----------
MACHINERY (2.7%)
AGCO Corp. (a)........................    932         18,295
Deere & Co. ..........................  3,367        161,279
Donaldson Co., Inc. ..................    513         17,976
Dover Corp. ..........................    643         22,505
Eaton Corp. ..........................    939         68,312
Graco Inc. ...........................    253          6,479
Harsco Corp. .........................    199          7,463
ITT Industries, Inc. .................  2,418        170,711
PACCAR Inc. ..........................  2,609        115,814
Pentair, Inc. ........................  1,343         64,571
SPX Corp. (a).........................    118         13,865
Timken Co. (The)......................    663         14,805
                                                 -----------
                                                     682,075
                                                 -----------
MEDIA (1.9%)
Adelphia Communications Corp. Class A
 (a)..................................  1,448            232
Belo Corp. ...........................  2,027         45,830
Charter Communications, Inc. Class A
 (a)..................................  1,919          7,830
Cox Radio, Inc. Class A (a)...........    943         22,726
Emmis Communications Corp. Class A
 (a)..................................    169          3,581
Entravision Communications Corp. Class
 A (a)................................    211          2,585
Getty Images, Inc. (a)................    445          9,688
Harte-Hanks, Inc. ....................  1,675         34,421
Hearst-Argyle Television, Inc. (a)....    136          3,067
Insight Communications Co., Inc. Class
 A (a)................................    200          2,434
Knight-Ridder, Inc. ..................  2,155        135,657
Lee Enterprises, Inc. ................    506         17,710
McClatchy Co. (The) Class A...........    686         44,316
Media General, Inc. Class A...........    167         10,087
Mediacom Communications Corp. (a).....    703          5,476
Meredith Corp. .......................    202          7,747
Radio One, Inc. (a)...................    615          9,145

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)

                                        SHARES      VALUE
                                        --------------------
MEDIA (Continued)
Scholastic Corp. (a)..................    138    $     5,230
Washington Post Co. Class B...........    107         58,850
Westwood One, Inc. (a)................  1,779         59,454
                                                 -----------
                                                     486,066
                                                 -----------
METALS & MINING (1.7%)
Arch Coal, Inc. ......................    192          4,360
CONSOL Energy Inc. ...................    210          4,462
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)..........................  2,447         43,679
Newmont Mining Corp. Holding Co. .....  6,657        175,279
Nucor Corp. ..........................  2,363        153,690
Peabody Energy Corp. .................    158          4,475
Phelps Dodge Corp. (a)................    648         26,698
United States Steel Corp. ............    787         15,653
                                                 -----------
                                                     428,296
                                                 -----------
MULTILINE RETAIL (1.9%)
Big Lots Inc. (a).....................    955         18,794
Dillard's, Inc. Class A...............    874         22,978
Dollar Tree Stores, Inc. (a)..........  2,555        100,693
Family Dollar Stores, Inc. ...........  2,557         90,134
Federated Department Stores, Inc.
 (a)..................................  1,603         63,639
J.C. Penney Co., Inc. (Holding Co.)...  4,428         97,505
Kmart Corp. (a).......................  5,239          5,396
Nordstrom, Inc. ......................  2,888         65,413
Saks Inc. (a).........................  1,024         13,148
                                                 -----------
                                                     477,700
                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER (0.2%)
SCANA Corp. ..........................    779         24,087
Vectren Corp. ........................    337          8,391
Westar Energy, Inc. ..................    370          5,679
                                                 -----------
                                                      38,157
                                                 -----------
OFFICE ELECTRONICS (0.3%)
IKON Office Solutions, Inc. ..........  1,916         18,011
Xerox Corp. (a).......................  8,455         58,931
                                                 -----------
                                                      76,942
                                                 -----------
OIL & GAS (4.6%)
Amerada Hess Corp. ...................    967         79,777
Apache Corp. .........................  2,883        165,715
Ashland Inc. .........................  1,168         47,304
Burlington Resources Inc. ............  2,393         90,934
Devon Energy Corp. ...................  1,145         56,426
EOG Resources, Inc. ..................  2,854        113,304
Forest Oil Corp. (a)..................    240          6,794
Marathon Oil Corp. ...................  4,946        134,136
Murphy Oil Corp. .....................  1,101         90,832
Newfield Exploration Co. (a)..........    786         29,216
Noble Energy, Inc. ...................  1,252         45,135
Ocean Energy Inc. ....................  3,614         78,315
Pioneer Natural Resources Co. ........  1,204         31,364
Pogo Producing Co. ...................    905         29,521

                                        SHARES      VALUE
                                        --------------------
OIL & GAS (Continued)
Valero Energy Corp. ..................  2,838    $   106,198
XTO Energy Inc. ......................  3,538         72,883
                                                 -----------
                                                   1,177,854
                                                 -----------
PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Corp. ..................    333         11,499
Georgia-Pacific Corp. ................  7,047        173,215
                                                 -----------
                                                     184,714
                                                 -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co. Class B............    840         40,152
Estee Lauder Cos. Inc. (The)..........    543         19,114
                                                 -----------
                                                      59,266
                                                 -----------
PHARMACEUTICALS (0.9%)
Barr Laboratories, Inc. (a)...........    766         48,664
ICN Pharmaceuticals, Inc. ............    911         22,055
Medicis Pharmaceutical Corp. Class A
 (a)..................................    672         28,735
Mylan Laboratories, Inc. .............  3,836        120,259
                                                 -----------
                                                     219,713
                                                 -----------
REAL ESTATE (2.0%)
Annaly Mortgage Management, Inc. .....  1,088         21,107
Carr America Realty Corp. ............    262          8,083
Catellus Development Corp. (a)........  1,657         33,836
Developers Diversified Realty
 Corp. ...............................    173          3,894
Equity Residential....................  1,151         33,091
General Growth Properties, Inc. ......    695         35,445
Health Care Property Investors,
 Inc. ................................    182          7,764
Highwoods Properties, Inc. ...........    279          7,282
Hospitality Properties Trust..........  1,601         58,437
Host Marriot Corp. ...................    745          8,418
Mack-Cali Realty Corp. ...............  1,309         46,011
New Plan Excel Realty Trust...........  1,808         37,661
Public Storage, Inc. .................  2,000         74,200
Rouse Co. (The).......................    994         32,732
Simon Property Group, Inc. ...........  1,087         40,056
Trizec Properties, Inc. ..............    287          4,839
Vornado Realty Trust..................  1,254         57,684
                                                 -----------
                                                     510,540
                                                 -----------
ROAD & RAIL (0.1%)
GATX Corp. ...........................    354         10,655
Swift Transportation Co., Inc. .......    510         11,883
                                                 -----------
                                                      22,538
                                                 -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
Cabot Microelectronics Corp. (a)......    413         17,825
Conexant Systems, Inc. (a)............  4,359          7,062
Cymer, Inc. (a).......................    441         15,453
Fairchild Semiconductor Corp. Class A
 (a)..................................  1,756         42,671
Intersil Corp. Class A (a)............  2,282         48,789
KLA-Tencor Corp. (a)..................  2,752        121,060
Lam Research Corp. (a)................  2,030         36,499
Microchip Technology, Inc. (a)........  3,669        100,641
MKS Instruments, Inc. (a).............    150          3,011

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

                                        SHARES      VALUE
                                        --------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (Continued)
NVIDIA Corp. (a)......................  1,775    $    30,494
QLogic Corp. (a)......................    792         30,175
Semtech Corp. (a).....................  1,047         27,955
Skyworks Solutions, Inc. .............  1,530          8,492
Varian Semiconductor Equipment
 Associates, Inc. ....................    339         11,502
                                                 -----------
                                                     501,629
                                                 -----------
SOFTWARE (2.9%)
Autodesk, Inc. .......................  1,876         24,857
BMC Software, Inc. ...................  3,962         65,769
Cadence Design Systems, Inc. (a)......  4,377         70,557
Citrix Systems, Inc. (a)..............     80            483
Compuware Corp. (a)...................    981          5,955
Electronic Arts, Inc. (a).............  2,676        176,750
Intuit Inc. (a).......................  1,243         61,802
J.D. Edwards & Co. (a)................    819          9,951
Network Associates, Inc. (a)..........  4,135         79,681
Reynolds & Reynolds Co. (The) Class
 A....................................  1,391         38,878
Symantec Corp. (a)....................  4,355        143,062
Synopsys, Inc. .......................  1,262         69,170
TIBCO Software Inc. (a)...............    187          1,040
                                                 -----------
                                                     747,955
                                                 -----------
SPECIALTY RETAIL (6.3%)
Advanced Auto Parts, Inc. ............     46          2,507
AutoNation, Inc. (a)..................  2,019         29,276
AutoZone, Inc. (a)....................  2,467        190,699
Best Buy Co., Inc. (a)................  4,338        157,469
Blockbuster Inc. Class A..............    791         21,278
Borders Group, Inc. (a)...............  1,395         25,668
CDW Computer Centers, Inc. (a)........    929         43,487
Chico's FAS, Inc. (a).................    472         17,143
Circuit City Stores-Circuit City
 Group................................  5,527        103,631
Limited Brands, Inc. .................  9,683        206,248
Michaels Stores Inc. (a)..............    898         35,022
Office Depot, Inc. (a)................  8,359        140,431
PETsMART, Inc. .......................  1,460         23,418
Pier 1 Imports, Inc. .................  1,293         26,830
RadioShack Corp. .....................  2,202         66,192
Rent-A-Center, Inc. ..................    121          7,019
Ross Stores, Inc. ....................  2,244         91,443
Sherwin-Williams Co. (The)............  3,961        118,553
Sonic Automotive, Inc. ...............     87          2,240
Staples, Inc. (a).....................  10,037       197,729
United Rentals, Inc. (a)..............  1,053         22,955
Williams-Sonoma, Inc. (a).............  2,254         69,108
Zale Corp. (a)........................    106          3,880
                                                 -----------
                                                   1,602,226
                                                 -----------

                                        SHARES      VALUE
                                        --------------------
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach, Inc. (a).......................  1,346    $    73,895
Foot Locker, Inc. (a).................  2,350         33,958
Jones Apparel Group Inc. (a)..........    920         34,500
Liz Claiborne, Inc. ..................    303          9,635
NIKE, Inc. Class B....................  1,640         87,986
Timberland Co. (The) (a)..............     60          2,149
                                                 -----------
                                                     242,123
                                                 -----------
TOBACCO (1.0%)
R.J. Reynolds Tobacco Holdings,
 Inc. ................................  2,876        154,585
UST Inc. .............................  2,834         96,356
                                                 -----------
                                                     250,941
                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Genuine Parts Co. ....................  2,966        103,425
Grainger (W.W.), Inc. ................  1,624         81,362
                                                 -----------
                                                     184,787
                                                 -----------
WATER UTILITIES (0.1%)
American Water Works Co., Inc. .......    780         33,704
Philadelphia Suburban Corp. ..........    147          2,969
                                                 -----------
                                                      36,673
                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
PanAmSat Corp. (a)....................    745         16,837
Telephone & Data Systems, Inc. .......  1,146         69,390
                                                 -----------
                                                      86,227
                                                 -----------
Total Investments (Cost
 $25,029,336)(c)......................   99.8%    25,384,992(d)
Cash and Other Assets,
 Less Liabilities.....................    0.2         45,760
                                        ------   -----------
Net Assets............................  100.0%   $25,430,752
                                        ======   ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The cost for federal income tax purposes is $25,032,100.
(d) At June 30, 2002 net unrealized appreciation was $352,892, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,538,626 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,185,734.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $25,029,336)...........   $25,384,992
Cash......................................       291,398
Receivables:
  Fund shares sold........................       160,389
  Dividends and interest..................        21,332
  Investment securities sold..............         3,658
                                             -----------
        Total assets......................    25,861,769
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       242,940
  Fund shares redeemed....................       155,338
  Manager.................................        10,135
  Custodian...............................         2,267
Accrued expenses..........................        20,337
                                             -----------
        Total liabilities.................       431,017
                                             -----------
Net assets applicable to outstanding
  shares..................................   $25,430,752
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    27,392
Additional paid-in capital................    26,570,346
Accumulated undistributed net investment
  income..................................        17,272
Accumulated net realized loss on
  investments.............................    (1,539,914)
Net unrealized appreciation on
  investments.............................       355,656
                                             -----------
Net assets applicable to outstanding
  shares..................................   $25,430,752
                                             ===========
Shares of capital stock outstanding.......     2,739,218
                                             ===========
Net asset value per share outstanding.....   $      9.28
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends...............................   $    97,948
  Interest................................           909
                                             -----------
        Total income......................        98,857
                                             -----------
Expenses:
  Manager.................................        71,192
  Professional............................        12,874
  Custodian...............................         8,316
  Portfolio pricing.......................         3,025
  Shareholder communication...............         2,315
  Directors...............................            84
  Miscellaneous...........................         8,146
                                             -----------
        Total expenses before
          reimbursement...................       105,952
  Expense reimbursement from Manager......       (23,872)
                                             -----------
        Net expenses......................        82,080
                                             -----------
Net investment income.....................        16,777
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments..........      (702,378)
Net change in unrealized appreciation on
  investments.............................        42,773
                                             -----------
Net realized and unrealized loss on
  investments.............................      (659,605)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $  (642,828)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    16,777   $    23,177
  Net realized loss on investments..........................     (702,378)     (838,609)
  Net change in unrealized appreciation on investments......       42,773       312,883
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......     (642,828)     (502,549)
                                                              -----------   -----------
Dividends to shareholders:
  From net investment income................................       (1,222)      (20,387)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   14,038,927    13,388,468
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................        1,222        20,387
                                                              -----------   -----------
                                                               14,040,149    13,408,855
  Cost of shares redeemed...................................     (706,458)     (144,808)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   13,333,691    13,264,047
                                                              -----------   -----------
Net increase in net assets..................................   12,689,641    12,741,111
NET ASSETS:
Beginning of period.........................................   12,741,111            --
                                                              -----------   -----------
End of period...............................................  $25,430,752   $12,741,111
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $    17,272   $     1,717
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                JULY 2,
                                                              SIX MONTHS        2001(a)
                                                                ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                2002*             2001
                                                              ----------------------------
Net asset value at beginning of period......................   $  9.40          $ 10.00
                                                               -------          -------
Net investment income.......................................      0.01             0.02
Net realized and unrealized loss on investments.............     (0.13)           (0.60)
                                                               -------          -------
Total from investment operations............................     (0.12)           (0.58)
                                                               -------          -------
Less dividends:
  From net investment income................................     (0.00)(b)        (0.02)
                                                               -------          -------
Net asset value at end of period............................   $  9.28          $  9.40
                                                               =======          =======
Total investment return.....................................     (1.22%)(c)       (5.86%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      0.20%+           0.44%+
  Net expenses..............................................      0.98%+           0.98%+
  Expenses (before reimbursement)...........................      1.27%+           1.84%+
Portfolio turnover rate.....................................        97%              74%
Net assets at end of period (in 000's)......................   $25,431          $12,741

------------
(a)  Commencement of Operations.
(b)  Less than one cent per share.
(c)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (97.6%)+
                                       SHARES        VALUE
                                      -----------------------
AEROSPACE & DEFENSE (4.0%)
Alliant Techsystems Inc. (a)........     6,300    $   401,940
L-3 Communications Holdings, Inc.
 (a)................................     8,400        453,600
                                                  -----------
                                                      855,540
                                                  -----------
AIRLINES (1.2%)
JetBlue Airways Corp. (a)...........     5,500        250,580
                                                  -----------
BANKS (4.3%)
New York Community Bancorp, Inc.....     8,600        233,060
Roslyn Bancorp, Inc.................    17,700        386,391
Synovus Financial Corp..............     8,800        242,176
UCBH Holdings, Inc..................     1,300         49,413
                                                  -----------
                                                      911,040
                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (2.6%)
BISYS Group, Inc. (The) (a).........     6,600        219,780
Fiserv, Inc. (a)....................     6,650        244,121
Stericycle, Inc. (a)................     2,500         88,525
                                                  -----------
                                                      552,426
                                                  -----------
DIVERSIFIED FINANCIALS (1.8%)
Affiliated Managers Group, Inc.
 (a)................................     6,200        381,300
                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
InVision Technologies, Inc. (a).....     5,200        124,956
Tech Data Corp. (a).................     6,000        227,100
                                                  -----------
                                                      352,056
                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
CTI Molecular Imaging, Inc. (a).....     3,900         89,466
Ocular Sciences, Inc. (a)...........    10,000        265,000
                                                  -----------
                                                      354,466
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (25.2%)
AdvancePCS (a)......................     7,400        177,156
AmerisourceBergen Corp..............     5,300        402,800
Anthem, Inc. (a)....................     6,500        436,930
Health Management Associates, Inc.
 Class A (a)........................    14,700        296,205
Henry Schein, Inc. (a)..............     5,500        244,750
Laboratory Corp. of America Holdings
 (a)................................    11,500        524,975
Oxford Health Plans, Inc. (a).......    13,000        603,980
Province Healthcare Co. (a).........    22,000        491,920
Quest Diagnostics Inc. (a)..........     6,200        533,510
Triad Hospitals, Inc. (a)...........    11,200        478,464
Trigon Healthcare, Inc. (a).........     3,600        362,088
Universal Health Services, Inc.
 Class B (a)........................     9,500        465,500
WellPoint Health Networks Inc.
 (a)................................     5,000        389,050
                                                  -----------
                                                    5,407,328
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (6.4%)
Brinker International, Inc. (a).....     8,500        269,875
CBRL Group, Inc.....................     9,500        289,940
Harrah's Entertainment, Inc. (a)....     4,500        199,575


                                       SHARES        VALUE
                                      -----------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
Penn National Gaming, Inc. (a)......     9,600    $   174,240
Yum! Brands, Inc. (a)...............    14,800        432,900
                                                  -----------
                                                    1,366,530
                                                  -----------
HOUSEHOLD DURABLES (14.7%)
D.R. Horton, Inc....................    16,500        429,495
KB Home.............................     8,500        437,835
Lennar Corp. .......................     8,700        532,440
M.D.C. Holdings, Inc. ..............     9,400        488,800
Meritage Corp. (a)..................    13,400        605,680
Toro Co. (The)......................     6,900        395,646
WCI Communities, Inc. (a)...........     9,400        272,130
                                                  -----------
                                                    3,162,026
                                                  -----------
INSURANCE (2.7%)
PMI Group, Inc. (The)...............     9,400        359,080
Willis Group Holdings Ltd. (a)......     6,900        227,079
                                                  -----------
                                                      586,159
                                                  -----------
IT CONSULTING & SERVICES (1.8%)
Affiliated Computer Services, Inc.
 Class A (a)........................     6,000        284,880
Manhattan Associates, Inc. (a)......     3,400        109,344
                                                  -----------
                                                      394,224
                                                  -----------
MACHINERY (1.4%)
Flowserve Corp. (a).................     3,600        107,280
Manitowoc Co., Inc. (The)...........     2,300         81,535
SPX Corp. (a).......................       900        105,750
                                                  -----------
                                                      294,565
                                                  -----------
MULTILINE RETAIL (2.7%)
Dillard's, Inc. Class A.............    13,200        347,028
Family Dollar Stores, Inc...........     6,300        222,075
                                                  -----------
                                                      569,103
                                                  -----------
PHARMACEUTICALS (1.6%)
Allergan, Inc.......................     5,100        340,425
                                                  -----------
REAL ESTATE (1.4%)
St. Joe Co. (The)...................    10,000        300,200
                                                  -----------
ROAD & RAIL (0.5%)
Werner Enterprises, Inc. ...........     4,500         95,895
                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.2%)
Lam Research Corp. (a)..............     5,500         98,890
LSI Logic Corp. (a).................    10,600         92,750
Rudolph Technologies, Inc. (a)......     7,800        194,454
Semtech Corp. (a)...................     5,800        154,860
Teradyne, Inc. (a)..................     6,500        152,750
                                                  -----------
                                                      693,704
                                                  -----------
SOFTWARE (1.0%)
Cerner Corp. (a)....................     4,300        205,669
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                      -----------------------
SPECIALTY RETAIL (15.3%)
Abercrombie & Fitch Co. Class A
 (a)................................     9,100    $   219,492
Advance Auto Parts, Inc. (a)........     7,000        381,570
AutoZone, Inc. (a)..................     4,150        320,795
Chico's FAS, Inc. (a)...............    10,350        375,912
Circuit City Stores-Circuit City
 Group..............................     5,200         97,500
Group 1 Automotive, Inc. (a)........    11,700        442,611
Michaels Stores, Inc. (a)...........    12,500        487,500
Pier 1 Imports, Inc. ...............    12,300        255,225
Sonic Automotive, Inc. (a)..........    15,000        386,250
Too, Inc. (a).......................     3,600        110,880
Williams-Sonoma, Inc. (a)...........     7,000        214,620
                                                  -----------
                                                    3,292,355
                                                  -----------
TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Coach, Inc. (a).....................     4,700        258,030
Liz Claiborne, Inc..................     9,500        302,100
                                                  -----------
                                                      560,130
                                                  -----------
Total Common Stocks
 (Cost $20,114,948).................               20,925,721
                                                  -----------

SHORT-TERM INVESTMENTS (2.6%)
                                      PRINCIPAL
                                       AMOUNT        VALUE
                                      -----------------------
COMMERCIAL PAPER (1.4%)
UBS Finance Delaware LLC
 2.00%, due 7/1/02..................  $290,000    $   289,968
                                                  -----------
Total Commercial Paper
 (Cost $289,968)....................                  289,968
                                                  -----------
                                       SHARES
                                      ---------
INVESTMENT COMPANY (1.2%)
Merrill Lynch Premier Institutional
 Fund...............................   261,246        261,246
                                                  -----------
Total Investment Company
 (Cost $261,246)....................                  261,246
                                                  -----------
Total Short-Term Investments
 (Cost $551,214)....................                  551,214
                                                  -----------
Total Investments
 (Cost $20,666,162) (b).............     100.2%    21,476,935(c)
Liabilities in Excess of
 Cash and Other Assets..............      (0.2)       (32,025)
                                      --------    -----------
Net Assets..........................     100.0%   $21,444,910
                                      ========    ===========

------------
(a)  Non-income producing security.
(b)  The cost for federal income tax purposes is $20,830,221.
(c) At June 30, 2002 net unrealized appreciation was $646,714, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,691,670 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,044,956.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $20,666,162)...........   $21,476,935
Cash......................................       317,929
Receivables:
  Fund shares sold........................        24,998
  Dividends and interest..................         4,062
                                             -----------
        Total assets......................    21,823,924
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       289,952
  Fund shares redeemed....................        51,300
  Professional............................        13,969
  Manager.................................        11,374
  Custodian...............................         5,324
  Shareholder communication...............         4,500
Accrued expenses..........................         2,595
                                             -----------
        Total liabilities.................       379,014
                                             -----------
Net assets applicable to outstanding
  shares..................................   $21,444,910
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    25,081
Additional paid-in capital................    23,509,554
Accumulated net investment loss...........       (60,882)
Accumulated net realized loss on
  investments.............................    (2,839,616)
Net unrealized appreciation on
  investments.............................       810,773
                                             -----------
Net assets applicable to outstanding
  shares..................................   $21,444,910
                                             ===========
Shares of capital stock outstanding.......     2,508,113
                                             ===========
Net asset value per share outstanding.....   $      8.55
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends...............................   $    23,009
  Interest................................         2,771
                                             -----------
        Total income......................        25,780
                                             -----------
Expenses:
  Manager.................................        67,007
  Professional............................        12,928
  Custodian...............................         6,381
  Portfolio pricing.......................         3,025
  Shareholder communication...............         2,706
  Directors...............................           114
  Miscellaneous...........................         8,147
                                             -----------
        Total expenses before
          reimbursement...................       100,308
  Expense reimbursement from Manager......       (13,646)
                                             -----------
        Net expenses......................        86,662
                                             -----------
Net investment loss.......................       (60,882)
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments..........    (1,613,326)
Net change in unrealized appreciation
  on investments..........................       222,803
                                             -----------
Net realized and unrealized loss on
  investments.............................    (1,390,523)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(1,451,405)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (60,882)  $   (21,407)
  Net realized loss on investments..........................   (1,613,326)   (1,226,290)
  Net change in unrealized appreciation on investments......      222,803       587,970
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (1,451,405)     (659,727)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    9,891,763    14,814,224
  Cost of shares redeemed...................................     (962,745)     (187,200)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    8,929,018    14,627,024
                                                              -----------   -----------
Net increase in net assets..................................    7,477,613    13,967,297
NET ASSETS:
Beginning of period.........................................   13,967,297            --
                                                              -----------   -----------
End of period...............................................  $21,444,910   $13,967,297
                                                              ===========   ===========
Accumulated net investment loss at end of period............  $   (60,882)  $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                  SIX            JULY 2,
                                                                MONTHS           2001(a)
                                                                 ENDED           THROUGH
                                                               JUNE 30,        DECEMBER 31,
                                                                 2002*             2001
                                                              -----------------------------
Net asset value at beginning of period......................    $  9.16          $ 10.00
                                                                -------          -------
Net investment loss.........................................      (0.03)(b)        (0.02)(b)
Net realized and unrealized loss on investments.............      (0.58)           (0.82)
                                                                -------          -------
Total from investment operations............................      (0.61)           (0.84)
                                                                -------          -------
Net asset value at end of period............................    $  8.55          $  9.16
                                                                =======          =======
Total investment return.....................................      (6.62%)(c)       (8.43%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................      (0.68%)+         (0.41%)+
  Net expenses..............................................       0.97%+           0.97%+
  Expenses (before reimbursement)...........................       1.12%+           1.79%+
Portfolio turnover rate.....................................        108%              57%
Net assets at end of period (in 000's)......................    $21,445          $13,967

------------

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (95.0%)+

                                       SHARES        VALUE
                                     ------------------------
AEROSPACE & DEFENSE (3.2%)
Armor Holdings, Inc. (a)...........      15,800   $   402,900
DRS Technologies, Inc. (a).........       7,400       316,350
Herley Industries, Inc. (a)........       7,600       161,196
Integrated Defense Technologies,
 Inc. (a)..........................       3,000        88,290
                                                  -----------
                                                      968,736
                                                  -----------
AIR FREIGHT & LOGISTICS (0.7%)
J.B. Hunt Transport Services, Inc.
 (a)...............................       7,500       221,400
                                                  -----------

AUTO COMPONENTS (0.2%)
Keystone Automotive Industries,
 Inc. (a)..........................       3,200        61,597
                                                  -----------

BANKS (2.9%)
East West Bancorp, Inc.............       6,100       210,572
UCBH Holdings, Inc.................       9,500       361,095
Wintrust Financial Corp............       8,700       300,759
                                                  -----------
                                                      872,426
                                                  -----------
BIOTECHNOLOGY (2.6%)
Affymetrix, Inc. (a)...............       7,400       177,526
Charles River Laboratories
 International, Inc. (a)...........       8,800       308,440
Neurocrine Biosciences, Inc. (a)...       5,600       160,440
Techne Corp. (a)...................       5,600       158,032
                                                  -----------
                                                      804,438
                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (5.9%)
BISYS Group, Inc. (The) (a)........      10,200       339,660
Corinthian Colleges, Inc. (a)......      18,100       613,409
Corporate Executive Board Co. (The)
 (a)...............................       5,800       198,650
Kroll Inc. (a).....................      18,500       388,130
Waste Connections, Inc. (a)........       8,000       249,920
                                                  -----------
                                                    1,789,769
                                                  -----------
COMMUNICATIONS EQUIPMENT (0.6%)
Avocent Corp. (a)..................      10,700       170,344
                                                  -----------

COMPUTERS & PERIPHERALS (0.2%)
Synaptics Inc. (a).................       8,900        67,106
                                                  -----------

DIVERSIFIED FINANCIALS (3.7%)
Affiliated Managers Group, Inc.
 (a)...............................       8,800       541,200
BlackRock, Inc. Class A (a)........       5,500       243,650
Doral Financial Corp...............       4,400       146,916
Raymond James Financial, Inc.......       7,200       207,360
                                                  -----------
                                                    1,139,126
                                                  -----------
ELECTRICAL EQUIPMENT (0.5%)
Advanced Energy Industries, Inc.
 (a)...............................       6,500       144,170
                                                  -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Amphenol Corp. Class A (a).........       9,300       334,800
FLIR Systems, Inc. (a).............       6,300       264,411
Merix Corp. (a)....................       7,500        64,350


                                       SHARES        VALUE
                                     ------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (Continued)
Mettler-Toledo International Inc.
 (a)...............................       6,500   $   239,655
Photon Dynamics, Inc. (a)..........       8,200       246,000
Planar Systems Inc. (a)............      13,800       265,650
                                                  -----------
                                                    1,414,866
                                                  -----------
ENERGY EQUIPMENT & SERVICES (1.0%)
Patterson-UTI Energy, Inc. (a).....      11,300       318,999
                                                  -----------

FOOD & DRUG RETAILING (1.3%)
Performance Food Group Co. (a).....      11,900       402,934
                                                  -----------

FOOD PRODUCTS (2.2%)
American Italian Pasta Co. (a).....       7,400       377,326
Interstate Bakeries Corp...........      10,100       291,688
                                                  -----------
                                                      669,014
                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
CTI Molecular Imaging, Inc.........       7,700       176,638
Ocular Sciences, Inc. (a)..........      10,900       288,850
Orthofix International (a).........       6,300       221,445
                                                  -----------
                                                      686,933
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (11.3%)
AdvancePCS (a).....................      11,900       284,886
Coventry Health Care, Inc. (a).....      20,100       572,850
D & K Healthcare Resources, Inc....      13,300       468,958
DIANON Systems, Inc. (a)...........       8,900       475,438
Henry Schein, Inc. (a).............       8,000       356,000
Mid Atlantic Medical Services, Inc.
 (a)...............................       8,500       266,475
Odessey Healthcare, Inc. (a).......       6,800       244,793
Patterson Dental Co. (a)...........       6,300       317,079
Province Heathcare Co. (a).........      21,000       469,560
                                                  -----------
                                                    3,456,039
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (9.1%)
Cheesecake Factory Inc. (The)
 (a)...............................       4,600       163,208
Landry's Restaurants, Inc..........      13,700       349,487
P.F. Chang's China Bistro, Inc.
 (a)...............................       9,400       295,348
Panera Bread Co. Class A (a).......      12,700       441,325
Penn National Gaming, Inc. (a).....      15,400       279,510
RARE Hospitality International,
 Inc. (a)..........................      13,400       360,728
Ruby Tuesday, Inc..................      15,200       294,880
Scientific Games Corp. (a).........      18,700       148,478
Smith & Wollensky Restaurant
 Group, Inc. (The) (a).............       3,800        21,508
Sonic Corp. (a)....................      13,000       408,330
                                                  -----------
                                                    2,762,802
                                                  -----------
HOUSEHOLD DURABLES (6.8%)
Beazer Homes USA, Inc. (a).........       3,900       312,000
Ethan Allen Interiors Inc..........       8,600       303,236
Harman International Industries,
 Inc...............................      10,700       526,975
M.D.C. Holdings, Inc...............       7,340       381,680

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
HOUSEHOLD DURABLES (Continued)
Meritage Corp. (a).................       5,700   $   257,640
Ryland Group, Inc. (The)...........       5,900       293,525
                                                  -----------
                                                    2,075,056
                                                  -----------
INDUSTRIAL CONGLOMERATES (0.2%)
ESCO Technologies Inc. (a).........       2,000        70,000
                                                  -----------
INSURANCE (2.0%)
RenaissanceRe Holdings Ltd.........       8,200       300,120
Scottish Annuity & Life Holdings,
 Ltd...............................      16,600       316,728
                                                  -----------
                                                      616,848
                                                  -----------
INTERNET & CATALOG RETAIL (0.8%)
Insight Enterprises, Inc. (a)......       9,800       246,862
                                                  -----------
INTERNET SOFTWARE & SERVICES (0.9%)
Retek Inc. (a).....................      11,000       267,300
                                                  -----------
IT CONSULTING & SERVICES (1.4%)
Manhattan Associates, Inc. (a).....      12,300       395,568
SRA International, Inc. (a)........       1,100        29,678
                                                  -----------
                                                      425,246
                                                  -----------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Racing Champions Ertl Corp. (a)....       9,300       171,771
                                                  -----------
MACHINERY (2.2%)
Flowserve Corp. (a)................      11,400       339,720
Manitowoc Co. Inc. (The)...........       8,900       315,505
                                                  -----------
                                                      655,225
                                                  -----------
MEDIA (1.8%)
Movie Gallery, Inc. (a)............      17,700       373,824
Radio One, Inc. (a)................      11,300       168,031
                                                  -----------
                                                      541,855
                                                  -----------
OFFICE ELECTRONICS (1.0%)
Global Imaging Systems, Inc. (a)...      16,700       317,133
                                                  -----------
ROAD & RAIL (1.0%)
Knight Transportation, Inc. (a)....      12,850       297,991
                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.0%)
ASM International N.V. (a).........      10,000       172,600
Cymer, Inc. (a)....................       9,500       332,880
Helix Technologies Corp............      14,200       292,520
Integrated Silicon Solution, Inc.
 (a)...............................      22,200       198,024
Rudolph Technologies, Inc. (a).....       7,300       181,989
Zoran Corp. (a)....................      15,100       345,941
                                                  -----------
                                                    1,523,954
                                                  -----------


                                       SHARES        VALUE
                                     ------------------------
SOFTWARE (3.4%)
Anteon International Corp. (a).....       5,800   $   146,624
JDA Software Group, Inc. (a).......      13,000       367,380
ManTech International Corp. (a)....       8,900       213,511
ProQuest Co. (a)...................       8,900       315,505
                                                  -----------
                                                    1,043,020
                                                  -----------
SPECIALTY RETAIL (13.6%)
A.C. Moore Arts & Crafts, Inc.
 (a)...............................       7,800       366,600
Abercrombie & Fitch Co. (a)........       9,100       219,492
Advanced Auto Parts, Inc. (a)......       8,800       479,688
Aeropostale, Inc. (a)..............       2,200        60,214
AnnTaylor Stores Corp. (a).........      10,950       278,021
Christopher & Banks Corp. (a)......       7,500       317,250
Electronics Boutique Holdings Corp.
 (a)...............................       6,100       178,730
Linens 'n Things, Inc. (a).........       8,600       282,166
Lithia Motors, Inc. Class A (a)....      10,100       264,519
Michaels Stores, Inc. (a)..........       9,200       358,800
Pier 1 Imports, Inc................      18,600       385,950
Too Inc. (a).......................       5,500       169,400
Tweeter Home Entertainment
 Group, Inc. (a)...................      13,900       227,126
Ultimate Electronics, Inc. (a).....       9,700       251,327
Williams-Sonoma, Inc. (a)..........       9,700       297,402
                                                  -----------
                                                    4,136,685
                                                  -----------
TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Coach, Inc. (a)....................       6,000       329,400
Whitehall Jewellers, Inc. (a)......      13,600       281,656
                                                  -----------
                                                      611,056
                                                  -----------
Total Common Stocks
 (Cost $28,557,240)................                28,950,701
                                                  -----------
SHORT-TERM INVESTMENTS (9.8%)
                                      PRINCIPAL
                                         AMOUNT
                                     ----------
COMMERCIAL PAPER (5.2%)
Federal Home Loan Bank
 Discount Corp. 1.87%, due
 7/1/02............................  $  235,000       234,976
UBS Finance Delaware LLC 2.00%, due
 7/1/02............................   1,365,000     1,364,848
                                                  -----------
Total Commercial Paper
 (Cost $1,599,824).................                 1,599,824
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

SHORT-TERM INVESTMENTS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
INVESTMENT COMPANY (4.6%)
Merrill Lynch Premier Institutional
 Fund..............................   1,395,909   $ 1,395,909
                                                  -----------
Total Investment Company
 (Cost $1,395,909).................                 1,395,909
                                                  -----------
Total Short-Term Investments
 (Cost $2,995,733).................                 2,995,733
                                                  -----------
Total Investments
 (Cost $31,552,973) (b)............       104.8%   31,946,434(c)
Liabilities in Excess of
 Cash and Other Assets.............        (4.8)   (1,461,112)
                                     ----------   -----------
Net Assets.........................       100.0%  $30,485,322
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  The cost for federal income tax purposes is $31,735,677.
(c) At June 30, 2002 net unrealized appreciation was $210,757, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,927,648 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,716,891.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $31,552,973)...........   $31,946,434
Cash......................................       347,790
Receivables:
  Investment securities sold..............     1,817,989
  Fund shares sold........................        36,495
  Dividends...............................         4,517
                                             -----------
        Total assets......................    34,153,225
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     3,595,271
  Fund shares redeemed....................        25,160
  Manager.................................        16,292
  Shareholder communication...............        11,170
  Custodian...............................         5,969
Accrued expenses..........................        14,041
                                             -----------
        Total liabilities.................     3,667,903
                                             -----------
Net assets applicable to outstanding
  shares..................................   $30,485,322
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    36,385
Additional paid-in capital................    34,023,765
Accumulated net investment loss...........       (91,274)
Accumulated net realized loss on
  investments.............................    (3,877,015)
Net unrealized appreciation on
  investments.............................       393,461
                                             -----------
Net assets applicable to outstanding
  shares..................................   $30,485,322
                                             ===========
Shares of capital stock outstanding.......     3,638,470
                                             ===========
Net asset value per share outstanding.....   $      8.38
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $    22,305
  Interest................................        12,306
                                             -----------
        Total income......................        34,611
                                             -----------
Expenses:
  Manager.................................       132,510
  Professional............................        13,051
  Custodian...............................        10,744
  Portfolio pricing.......................         3,027
  Shareholder communication...............         2,402
  Directors...............................            94
  Miscellaneous...........................         8,183
                                             -----------
        Total expenses before
          reimbursement...................       170,011
  Expense reimbursement from Manager......       (44,126)
                                             -----------
        Net expenses......................       125,885
                                             -----------
Net investment loss.......................       (91,274)
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments..........    (2,482,089)
Net change in unrealized appreciation on
  investments.............................    (1,233,258)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (3,715,347)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(3,806,621)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $107.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (91,274)  $   (30,735)
  Net realized loss on investments..........................   (2,482,089)   (1,394,926)
  Net change in unrealized appreciation on investments......   (1,233,258)    1,626,719
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (3,806,621)      201,058
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   15,385,156    22,243,538
  Cost of shares redeemed...................................   (1,527,890)   (2,009,919)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   13,857,266    20,233,619
                                                              -----------   -----------
Net increase in net assets..................................   10,050,645    20,434,677
NET ASSETS:
Beginning of period.........................................   20,434,677            --
                                                              -----------   -----------
End of period...............................................  $30,485,322   $20,434,677
                                                              ===========   ===========
Accumulated net investment loss at end of period............  $   (91,274)  $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                  SIX            JULY 2,
                                                                MONTHS           2001(a)
                                                                 ENDED           THROUGH
                                                               JUNE 30,        DECEMBER 31,
                                                                 2002*             2001
                                                              -----------------------------
Net asset value at beginning of period......................    $  9.55          $ 10.00
                                                                -------          -------
Net investment loss.........................................      (0.03)(b)        (0.02)(b)
Net realized and unrealized loss on investments.............      (1.14)           (0.43)
                                                                -------          -------
Total from investment operations............................      (1.17)           (0.45)
                                                                -------          -------
Net asset value at end of period............................    $  8.38          $  9.55
                                                                =======          =======
Total investment return.....................................     (12.25%)(c)       (4.52%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................      (0.69%)+         (0.50%)+
  Net expenses..............................................       0.95%+           0.95%+
  Expenses (before reimbursement)...........................       1.29%+           1.96%+
Portfolio turnover rate.....................................         76%              55%
Net assets at end of period (in 000's)......................    $30,485          $20,435

------------

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

LONG-TERM BONDS (41.2%)+
ASSET-BACKED SECURITIES (1.7%)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIRLINES (0.1%)
American Airlines, Inc.
 Pass-Through Certificates
 Series 2001-1 Class B
 7.377%, due 5/23/19.............  $   389,534   $    380,617
Continental Airlines, Inc.
 Pass-Through Certificates
 Series 971B
 7.461%, due 4/1/13..............      231,040        227,107
                                                 ------------
                                                      607,724
                                                 ------------
AIRPLANE LEASES (0.1%)
Northwest Airlines, Inc.
 Pass-Through Certificates
 Series 2001-1 Class C
 7.626%, due 4/1/10..............      295,000        285,601
                                                 ------------

AUTO LEASES (0.5%)
DaimlerChrysler Auto Trust Series
 2001-D Class A3
 3.15%, due 11/6/05..............    3,150,000      3,168,182
                                                 ------------
ELECTRIC UTILITIES (0.1%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17...............      430,000        412,697
 Series 1999-B
 9.67%, due 1/2/29...............      650,000        611,949
                                                 ------------
                                                    1,024,646
                                                 ------------
FINANCIAL SERVICES (0.3%)
Consumers Funding LLC
 Series 2001-1 Class A6
 5.76%, due 10/20/16.............    1,610,000      1,600,633
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (0.6%)
Public Service Electric & Gas
 Transition Funding LLC
 Series 2000-1 Class A7
 6.75%, due 6/15/16..............      820,000        882,062
Public Service New Hampshire
 Funding LLC
 Series 2002-1 Class A
 4.588%, due 2/1/08..............    2,000,000      2,035,020
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)..........      670,000        522,600
                                                 ------------
                                                    3,439,682
                                                 ------------
Total Asset-Backed Securities
 (Cost $10,149,947)..............                  10,126,468
                                                 ------------

CORPORATE BONDS (12.7%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AEROSPACE/DEFENSE (0.1%)
Sequa Corp.
 Series B
 8.875%, due 4/1/08..............  $   225,000   $    225,000
                                                 ------------

AIR FREIGHT & LOGISTICS (0.2%)
Atlas Air Worldwide Holdings,
 Inc.
 Series C
 8.01%, due 1/2/10...............      132,201        113,138
PSA Corp. Ltd.
 7.125%, due 8/1/05 (c)..........      900,000        983,000
                                                 ------------
                                                    1,096,138
                                                 ------------
AIRLINES (0.1%)
American Airlines, Inc.
 8.608%, due 4/1/11..............      165,000        177,270
Delta Air Lines, Inc.
 8.30%, due 12/15/29.............      330,000        263,050
                                                 ------------
                                                      440,320
                                                 ------------
AUTO LEASES (0.2%)
General Motors Acceptance Corp.
 2.135%, due 7/21/03 (f).........      990,000        985,402
                                                 ------------

AUTOMOBILES (0.1%)
Ford Motor Co.
 7.45%, due 7/16/31..............      780,000        726,061
                                                 ------------

CHEMICALS (0.1%)
Equistar Chemical, L.P.
 7.55%, due 2/15/26..............      275,000        198,741
Millennium America Inc.
 7.625%, due 11/15/26............      535,000        438,700
                                                 ------------
                                                      637,441
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste North America Inc.
 Series B
 7.875%, due 1/1/09..............      265,000        254,400
Waste Management Inc.
 7.75%, due 5/15/32 (c)..........      460,000        461,560
 8.00%, due 4/30/04..............    1,705,000      1,797,974
                                                 ------------
                                                    2,513,934
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.0%)(b)
Qwest Corp.
 8.875%, due 3/15/12 (c).........      125,000        111,250
                                                 ------------

CONTAINERS & PACKAGING (0.0%)(b)
Owens-Brockway Glass Container,
 Inc.
 8.875%, due 2/15/09 (c).........      170,000        170,000
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
DIVERSIFIED FINANCIALS (2.4%)
Associates Corp. of North America
 6.10%, due 1/15/05..............  $ 1,695,000   $  1,784,616
Cedar Brakes II LLC
 9.875%, due 9/1/13 (c)..........      280,000        285,992
Ford Motor Credit Co.
 2.17%, due 6/20/03 (f)..........    1,630,000      1,615,723
General Electric Capital Co.
 6.00%, due 6/15/12..............    2,750,000      2,736,957
 6.75%, due 3/15/32..............    2,050,000      2,013,659
H.J. Heinz Finance Co.
 6.75%, due 3/15/32 (c)..........      575,000        569,092
Household Finance Corp.
 5.75%, due 1/30/07..............      510,000        504,461
 7.625%, due 5/17/32.............    1,305,000      1,286,152
Morgan Stanley
 7.25%, due 4/1/32...............    1,305,000      1,330,086
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08.............    2,000,000      2,080,384
                                                 ------------
                                                   14,207,122
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T Corp.
 7.30%, due 11/15/11 (c).........    1,480,000      1,228,400
 8.00%, due 11/15/31 (c).........    2,190,000      1,719,150
Citizens Communications Co.
 7.625%, due 8/15/08.............      965,000        881,803
 9.00%, due 8/15/31..............    2,345,000      1,959,585
Intermedia Communications Inc.
 Series B
 (zero coupon), due 7/15/07
   (j)...........................      965,000        299,150
 8.875%, due 11/1/07 (j).........      755,000        226,500
Qwest Capital Funding, Inc.
 5.875%, due 8/3/04..............    5,470,000      3,555,500
 7.75%, due 8/15/26..............      175,000        106,750
 7.90%, due 8/15/10..............       80,000         45,200
Qwest Corp.
 5.625%, due 11/15/08............       10,000          7,500
 7.20%, due 11/1/04..............      160,000        142,400
Sprint Capital Corp.
 5.875%, due 5/1/04..............      130,000        112,612
 8.75%, due 3/15/32..............      120,000         90,248
WorldCom, Inc.-WorldCom Group
 8.25%, due 5/15/31 (j)..........    4,180,000        627,000
                                                 ------------
                                                   11,001,798
                                                 ------------
ELECTRIC UTILITIES (0.9%)
CMS Energy Corp.
 Series B
 6.75%, due 1/15/04..............      165,000        123,750
Consumers Energy Co.
 6.00%, due 3/15/05..............    1,285,000      1,173,206
 6.25%, due 9/15/06..............      240,000        212,998


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
ELECTRIC UTILITIES (Continued)
Detroit Edison Co.
 5.05%, due 10/1/05..............  $ 1,695,000   $  1,722,017
Illinois Power Co.
 7.50%, due 6/15/09..............      180,000        170,370
NRG Energy, Inc.
 7.75%, due 4/1/11...............      420,000        333,900
PPL Energy Supply LLC
 6.40%, due 11/1/11..............    1,850,000      1,723,749
                                                 ------------
                                                    5,459,990
                                                 ------------
ELECTRICAL EQUIPMENT (0.1%)
Thomas & Betts Corp.
 6.29%, due 2/13/03..............      195,000        189,700
 6.625%, due 5/7/08..............       35,000         32,501
 8.25%, due 1/15/04..............      225,000        227,217
                                                 ------------
                                                      449,418
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.1%)
Halliburton Co.
 6.00%, due 8/1/06...............      180,000        172,568
 8.75%, due 2/15/21..............       65,000         60,956
                                                 ------------
                                                      233,524
                                                 ------------
FOOD PRODUCTS (0.1%)
Smithfield Foods, Inc.
 7.625%, due 2/15/08.............      140,000        139,650
 8.00%, due 10/15/09.............      125,000        126,875
                                                 ------------
                                                      266,525
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.4%)
AmerisourceBergen Corp.
 8.125%, due 9/1/08..............      200,000        206,500
HCA Inc.
 7.50%, due 11/15/95.............      145,000        137,295
 8.75%, due 9/1/10...............      245,000        276,473
Manor Care, Inc.
 8.00%, due 3/1/08...............      375,000        386,719
McKesson Corp.
 7.65%, due 3/1/27...............      300,000        284,113
Quest Diagnostics, Inc.
 6.75%, due 7/12/06..............      935,000        979,413
                                                 ------------
                                                    2,270,513
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (0.3%)
Chumash Casino & Resort
 9.00%, due 7/15/10 (c)..........      110,000        111,375
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36.............      170,000        163,953
Harrah's Operating Co., Inc.
 8.00%, due 2/1/11...............      205,000        221,741
Hilton Hotels Corp.
 7.50%, due 12/15/17.............      155,000        145,432
 7.625%, due 5/15/08.............      180,000        183,679

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
Park Place Entertainment Co.
 8.125%, due 5/15/11.............  $   105,000   $    104,475
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      530,000        489,571
Station Casinos, Inc.
 8.375%, due 2/15/08.............      200,000        204,250
                                                 ------------
                                                    1,624,476
                                                 ------------
HOUSEHOLD DURABLES (0.1%)
Mohawk Industries, Inc.
 Series C
 6.50%, due 4/15/07..............      755,000        789,818
                                                 ------------

IT CONSULTING & SERVICES (0.0%)(b)
Unisys Corp.
 7.25%, due 1/15/05..............      110,000        107,800
                                                 ------------

MACHINERY (0.0%)(b)
Navistar International Corp.
 Series B
 9.375%, due 6/1/06..............      205,000        211,150
                                                 ------------

MEDIA (1.0%)
Belo Corp.
 8.00%, due 11/1/08..............      665,000        700,653
CSC Holdings Inc.
 Series B
 7.625%, due 4/1/11..............      305,000        245,397
Liberty Media Corp.
 8.50%, due 7/15/29..............      235,000        224,967
News America, Inc.
 7.25%, due 5/18/18..............      400,000        377,946
Time Warner Inc.
 6.625%, due 5/15/29.............      210,000        163,727
Time Warner Entertainment Co.
 8.375%, due 7/15/33.............      160,000        159,203
 10.15%, due 5/1/12..............    3,265,000      3,728,633
                                                 ------------
                                                    5,600,526
                                                 ------------
METALS & MINING (0.1%)
Newmont Mining Corp. Holding Co.
 8.625%, due 5/15/11.............      200,000        224,974
United States Steel LLC
 10.75%, due 8/1/08 (c)..........      270,000        280,800
                                                 ------------
                                                      505,774
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (1.2%)
AES Corp. (The)
 7.375%, due 6/15/14.............       35,000         28,000
 8.875%, due 2/15/11.............      115,000         71,300
Calpine Corp.
 8.50%, due 2/15/11..............    2,070,000      1,386,900


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MULTI-UTILITIES & UNREGULATED POWER (Continued)
Energy East Corp.
 5.75%, due 11/15/06.............  $   900,000   $    907,867
PG&E National Energy Group
 10.375%, due 5/16/11............      260,000        265,200
PSE&G Power LLC
 6.875%, due 4/15/06.............    3,415,000      3,536,536
Westar Energy, Inc.
 6.25%, due 8/15/18 (f)..........       65,000         62,873
 7.125%, due 8/1/09..............      320,000        284,076
 7.875%, due 5/1/07 (c)..........      220,000        218,529
                                                 ------------
                                                    6,761,281
                                                 ------------
OIL & GAS (1.0%)
Conoco Inc.
 5.90%, due 4/15/04..............    2,640,000      2,749,510
Conoco Funding Co.
 6.35%, due 10/15/11.............    1,020,000      1,057,499
Forest Oil Corp.
 8.00%, due 12/15/11.............      220,000        220,000
Marathon Oil
 6.80%, due 3/15/32..............    1,075,000      1,038,976
Valero Energy Corp.
 7.50%, due 4/15/32..............      705,000        707,393
Vintage Petroleum, Inc.
 8.25%, due 5/1/12 (c)...........      290,000        284,925
                                                 ------------
                                                    6,058,303
                                                 ------------
PAPER & FOREST PRODUCTS (1.0%)
Georgia-Pacific Corp.
 9.50%, due 5/15/22..............      125,000        120,429
 9.625%, due 3/15/22.............      220,000        214,049
Norske Skog Canada Ltd.
 8.625%, due 6/15/11.............      220,000        225,500
Pope & Talbot, Inc.
 8.375%, due 6/1/13..............      475,000        439,375
Rock-Tenn Co.
 8.20%, due 8/15/11..............    2,575,000      2,742,867
Weyerhaeuser Co.
 5.50%, due 3/15/05 (c)..........    2,200,000      2,260,273
                                                 ------------
                                                    6,002,493
                                                 ------------
PERSONAL PRODUCTS (0.3%)
Estee Lauder Cos. Inc. (The)
 6.00%, due 1/15/12..............    1,555,000      1,575,786
                                                 ------------

PHARMACEUTICALS (0.0%)(b)
MedPartners, Inc.
 7.375%, due 10/1/06.............      220,000        222,200
                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (0.2%)
Crescent Real Estate Equities
 L.P.
 7.50%, due 9/15/07 (f)..........       75,000         72,463

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
REAL ESTATE INVESTMENT TRUSTS (Continued)
GS Escrow Corp.
 7.125%, due 8/1/05..............  $   225,000   $    240,297
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11..............      260,000        272,532
Hospitality Properties Trust
 7.00%, due 3/1/08...............      220,000        217,322
Senior Housing Properties Trust
 8.625%, due 1/15/12.............      110,000        113,300
                                                 ------------
                                                      915,914
                                                 ------------
ROAD & RAIL (0.0%)(b)
Grupo Transportacion Ferroviaria
 Mexicana S.A. de CV
 12.50%, due 6/15/12 (c).........      115,000        108,675
                                                 ------------

SOFTWARE (0.0%)(b)
Computer Associates
 International, Inc.
 Series B
 6.25%, due 4/15/03..............      120,000        115,195
                                                 ------------

SPECIALTY RETAIL (0.1%)
AmeriGas Partners L.P.
 8.875%, due 5/20/11.............      400,000        416,000
Gap, Inc. (The)
 5.625%, due 5/1/03..............      285,000        281,011
                                                 ------------
                                                      697,011
                                                 ------------
TOBACCO (0.0%)(b)
Standard Commercial
 Tobacco Co., Inc.
 8.875%, due 8/1/05..............      177,000        182,310
                                                 ------------
TRANSPORTATION INFRASTRUCTURE (0.0%)(b)
Teekay Shipping Corp.
 8.875%, due 7/15/11.............      105,000        109,200
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11..............      350,000        282,708
 8.75%, due 3/1/31...............    1,640,000      1,266,557
Price Communications Wireless
 Inc.
 Series B
 9.125%, due 12/15/06............      410,000        426,913
                                                 ------------
                                                    1,976,178
                                                 ------------
Total Corporate Bonds
 (Cost $81,487,715)..............                  74,358,526
                                                 ------------
MORTGAGE-BACKED SECURITIES (1.4%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (1.4%)
First Union-Chase Commercial
 Mortgage
 Series 1999-C2 Class A2
 6.645%, due 4/15/09.............  $ 2,310,000   $  2,478,843
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,720,000      1,830,866
Morgan Stanley Capital Series
 1998-HF2 Class A1
 6.01%, due 11/15/30.............      630,702        660,552
Mortgage Capital Funding, Inc.
 Series 1998-MC3 A2
 6.337%, due 11/18/31............    1,610,000      1,702,797
Permanent Financing PLC
 Series 1 Class 2A
 4.20%, due 6/10/05..............    1,510,000      1,520,208
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $7,849,394)...............                   8,193,266
                                                 ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (24.6%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (2.8%)
 3.875%, due 2/15/05.............    8,725,000      8,823,096
 4.875%, due 3/15/07.............    4,150,000      4,241,893
 5.50%, due 1/1/32...............    3,588,889      3,481,269
                                                 ------------
                                                   16,546,258
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.1%)
 5.25%, due 1/15/09..............    5,240,000      5,352,183
 7.00%, due 7/15/05..............    1,270,000      1,388,871
                                                 ------------
                                                    6,741,054
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (10.7%)
 5.50%, due 1/1/17-2/1/17 (e)....   17,476,468     17,511,609
 6.00%, due 5/1/29 (e)...........    4,872,259      4,902,238
 6.00%, due 8/14/32 TBA (d)......    8,350,000      8,292,594
 6.50%, due 6/1/31-10/1/31.......   15,097,480     15,415,886
 7.00%, due 2/1/32-4/1/32........    8,183,096      8,484,063
 7.50%, due 8/1/31...............    7,643,278      8,025,419
                                                 ------------
                                                   62,631,809
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
(MORTGAGE PASS-THROUGH SECURITIES) (2.7%)
 6.00%, due 4/15/29..............  $ 2,828,917   $  2,845,181
 6.00%, due 9/23/23 TBA (d)......    5,840,000      5,788,900
 7.50%, due 12/15/23-12/15/28
   (e)...........................    6,658,950      7,063,042
                                                 ------------
                                                   15,697,123
                                                 ------------
UNITED STATES TREASURY BONDS (2.4%)
 5.375%, due 2/15/31.............      345,000        337,830
 6.25%, due 8/15/23-5/15/30
   (g)...........................    4,025,000      4,341,677
 6.875%, due 8/15/25 (g).........    7,530,000      8,678,589
 7.50%, due 11/15/16.............      555,000        667,911
                                                 ------------
                                                   14,026,007
                                                 ------------
UNITED STATES TREASURY NOTES (4.9%)
 3.25%, due 5/31/04..............   11,475,000     11,562,853
 3.50%, due 11/15/06.............      230,000        225,903
 4.625%, due 5/15/06 (g).........    9,210,000      9,486,300
 5.25%, due 8/15/03 (g)..........    2,920,000      3,021,058
 5.75%, due 11/15/05-8/15/10.....    1,425,000      1,524,080
 5.875%, due 2/15/04.............    1,150,000      1,210,113
 6.25%, due 2/15/03 (g)..........    1,675,000      1,720,431
                                                 ------------
                                                   28,750,738
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $141,768,365).............                 144,392,989
                                                 ------------

YANKEE BONDS (0.8%)

BEVERAGES (0.1%)
CIA Brasil De Bebidas
 10.50%, due 12/15/11 (c)........    1,140,000        855,000
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.0%)(b)
Petroleum Geo-Services ASA
 6.25%, due 11/19/03.............      130,000        112,450
                                                 ------------

FOREIGN GOVERNMENTS (0.2%)
United Mexican States
 7.50%, due 1/14/12..............    1,180,000      1,166,430
                                                 ------------
MARINE (0.1%)
Sea Containers Ltd.
 7.875%, due 2/15/08.............      180,000        131,850
 10.75%, due 10/15/06............      280,000        252,000
                                                 ------------
                                                      383,850
                                                 ------------
MEDIA (0.2%)
British Sky Broadcasting Group
 PLC
 6.875%, due 2/23/09.............      210,000        193,174
 7.30%, due 10/15/06.............      190,000        184,822


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MEDIA (Continued)
Rogers Cablesystem, Ltd.
 10.125%, due 9/1/12.............  $   132,000   $    135,960
 11.00%, due 12/1/15.............      210,000        226,800
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      215,000        195,650
                                                 ------------
                                                      936,406
                                                 ------------
OIL & GAS (0.1%)
Husky Oil, Ltd.
 8.90%, due 8/15/28..............      665,000        711,154
Triton Energy Ltd.
 8.875%, due 10/1/07.............      200,000        220,000
                                                 ------------
                                                      931,154
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Rogers Wireless Communications
 Inc.
 9.625%, due 5/1/11..............      475,000        323,000
                                                 ------------
Total Yankee Bonds
 (Cost $5,161,728)...............                   4,708,290
                                                 ------------
Total Long-Term Bonds
 (Cost $246,417,149).............                 241,779,539
                                                 ------------

COMMON STOCKS (56.9%)
                                     SHARES
                                   -----------
AEROSPACE/DEFENSE (3.0%)
General Dynamics Corp. ..........       79,200      8,422,920
United Technologies Corp. .......      131,700      8,942,430
                                                 ------------
                                                   17,365,350
                                                 ------------
AIR FREIGHT & LOGISTICS (0.9%)
FedEx Corp. .....................       99,700      5,323,980
                                                 ------------

AUTOMOBILES (2.1%)
Harley-Davidson, Inc. (g)........      244,200     12,520,134
                                                 ------------

BANKS (2.4%)
Bank of America Corp. ...........      101,900      7,169,684
FifthThird Bancorp...............      107,400      7,158,210
                                                 ------------
                                                   14,327,894
                                                 ------------
BEVERAGES (1.3%)
Coca-Cola Co. (The)..............       45,400      2,542,400
PepsiCo, Inc. ...................      109,000      5,253,800
                                                 ------------
                                                    7,796,200
                                                 ------------
BIOTECHNOLOGY (0.8%)
Amgen Inc. (a)...................      108,700      4,552,356
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
COMMERCIAL SERVICES & SUPPLIES (2.4%)
Cendant Corp. (a)................      411,700   $  6,537,796
Concord EFS, Inc. (a)............      139,800      4,213,572
First Data Corp. ................       89,400      3,366,804
                                                 ------------
                                                   14,118,172
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems, Inc. (a)..........      378,900      5,285,655
                                                 ------------

COMPUTERS & PERIPHERALS (0.6%)
International Business Machines
 Corp. ..........................       45,600      3,283,200
                                                 ------------
DIVERSIFIED FINANCIALS (5.5%)
American Express Co. ............      140,200      5,092,064
Citigroup Inc. ..................      221,933      8,599,904
Fannie Mae.......................       80,500      5,936,875
Household International, Inc. ...       67,900      3,374,630
MBNA Corp. ......................       51,800      1,713,026
Morgan Stanley...................      101,500      4,372,620
Prudential Financial, Inc. (a)...       46,000      1,534,560
State Street Corp. ..............       39,900      1,783,530
                                                 ------------
                                                   32,407,209
                                                 ------------
FOOD & DRUG RETAILING (1.9%)
SYSCO Corp. .....................      165,100      4,494,022
Walgreen Co. ....................      169,100      6,532,333
                                                 ------------
                                                   11,026,355
                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Baxter International Inc. .......      221,500      9,843,460
Medtronic, Inc. .................       43,800      1,876,830
                                                 ------------
                                                   11,720,290
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (7.4%)
Cardinal Health, Inc. ...........       97,700      5,999,757
HCA Inc. ........................      153,100      7,272,250
Laboratory Corp. of America
 Holdings (a)....................       77,200      3,524,180
Tenet Healthcare Corp. (a).......       92,600      6,625,530
UnitedHealth Group Inc. .........      164,200     15,032,510
WellPoint Health Networks Inc.
 (a).............................       64,100      4,987,621
                                                 ------------
                                                   43,441,848
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (0.3%)
Starwood Hotels & Resorts
 Worldwide, Inc. ................       49,200      1,618,188
                                                 ------------
HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive Co. ...........       96,700      4,839,835
                                                 ------------
INSURANCE (0.8%)
Marsh & McLennan Cos., Inc. .....       47,800      4,617,480
                                                 ------------


                                     SHARES         VALUE
                                   --------------------------

IT CONSULTING & SERVICES (0.4%)
SunGard Data Systems Inc. (a)....       95,400   $  2,526,192
                                                 ------------

MACHINERY (1.0%)
Illinois Tool Works, Inc. .......       89,700      6,182,124
                                                 ------------

MEDIA (2.0%)
Clear Channel
 Communications, Inc. (a)........       94,060      3,011,801
Omnicom Group, Inc. .............       68,900      3,155,620
Viacom, Inc. (a).................       77,151      3,423,190
Walt Disney Co. (The)............      125,300      2,368,170
                                                 ------------
                                                   11,958,781
                                                 ------------
MULTILINE RETAIL (4.6%)
Costco Wholesale Corp. (a).......       95,000      3,668,900
Kohl's Corp. (a).................      141,200      9,895,296
Target Corp. ....................      150,200      5,578,428
Wal-Mart Stores, Inc. ...........      139,700      7,684,897
                                                 ------------
                                                   26,827,521
                                                 ------------
PHARMACEUTICALS (2.7%)
Johnson & Johnson (g)............      143,600      7,504,536
Pfizer Inc. .....................      240,400      8,414,000
                                                 ------------
                                                   15,918,536
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.2%)
Analog Devices, Inc. (a).........      108,800      3,231,360
Applied Materials, Inc. (a)......      215,200      4,093,104
Intel Corp. .....................      309,200      5,649,084
KLA-Tencor Corp. (a).............       83,300      3,664,367
Texas Instruments, Inc. .........      201,700      4,780,290
Xilinx, Inc. (a).................      133,700      2,998,891
                                                 ------------
                                                   24,417,096
                                                 ------------
SOFTWARE (2.3%)
Microsoft Corp. (a)..............      210,300     11,381,436
Oracle Corp. (a).................      201,320      1,906,500
                                                 ------------
                                                   13,287,936
                                                 ------------
SPECIALTY RETAIL (6.0%)
Bed Bath & Beyond Inc. (a).......      271,400     10,242,636
Best Buy Co., Inc. (a)...........      119,100      4,323,330
Gap, Inc. (The)..................      183,300      2,602,860
Home Depot, Inc. (The)...........      165,300      6,071,469
Lowe's Cos., Inc. ...............      159,600      7,245,840
TJX Cos., Inc. (The).............      238,300      4,673,063
                                                 ------------
                                                   35,159,198
                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
NIKE, Inc. ......................       67,100      3,599,915
                                                 ------------
Total Common Stocks
 (Cost $343,144,242).............                 334,121,445
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

PREFERRED STOCKS (0.1%)
                                     SHARES         VALUE
                                   --------------------------
ENERGY EQUIPMENT & SERVICES (0.0%)(b)
El Paso Energy Capital Trust
 4.75%...........................        3,165   $    116,472
                                                 ------------

PAPER & FOREST PRODUCTS (0.0%)(b)
Paperboard Industries
 International, Inc.
 5.00%, Series A (c)(h)(i).......       13,332        214,764
                                                 ------------
REAL ESTATE INVESTMENT TRUST (0.1%)
Sovereign Real Estate
 Investment Corp.
 12.00%, Series A (c)............          250        278,750
                                                 ------------
Total Preferred Stocks
 (Cost $560,651).................                     609,986
                                                 ------------

SHORT-TERM INVESTMENTS (4.1%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (1.8%)
General Electric Capital Corp.
 1.70%, due 7/1/02...............  $ 3,990,000      3,989,623
UBS Finance Delaware LLC
 2.00%, due 7/1/02...............    6,540,000      6,539,274
                                                 ------------
Total Commercial Paper
 (Cost $10,528,897)..............                  10,528,897
                                                 ------------

FEDERAL AGENCY (0.2%)
Federal Home Loan Bank (Discount
 Note)
 1.87%, due 7/1/02...............    1,490,000      1,489,845
                                                 ------------
Total Federal Agency
 (Cost $1,489,845)...............                   1,489,845
                                                 ------------

                                     SHARES
                                   -----------
INVESTMENT COMPANY (2.1%)
Merrill Lynch Premier
 Institutional Fund..............   12,367,091     12,367,091
                                                 ------------
Total Investment Company
 (Cost $12,367,091)..............                  12,367,091
                                                 ------------
Total Short-Term Investments
 (Cost $24,385,833)..............                  24,385,833
                                                 ------------
Total Investments
 (Cost $614,507,875) (k).........        102.3%   600,896,803(l)
Liabilities in Excess of Cash and
 Other Assets....................         (2.3)   (13,655,769)
                                   -----------   ------------
Net Assets.......................        100.0%  $587,241,034
                                   ===========   ============

WRITTEN CALL OPTION (-0.0%)(b)
                                    NUMBER OF
                                    CONTRACTS
                                       (m)          Value
                                   --------------------------
COMPUTERS & PERIPHERALS (-0.0%)(b)
International Business Machines
 Corp.
 Strike Price $80.00
 Expire 7/20/02 (a)..............         (200)  $    (12,000)
                                                 ------------
Total Written Call Option
 (Premium ($29,399)).............                $    (12,000)
                                                 ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e)  Segregated or partially segregated as collateral for TBA.
(f)  Floating rate. Rate shown is the rate in effect at June 30, 2002.
(g)  Represent securities out on loan or a portion which is out on loan. (See
     Note 2(J))
(h)  Restricted security. (See Note 2(I))
(i)  Canadian security.
(j)  Issue in default.
(k)  The cost for federal income tax purposes is $615,451,821.
(l) At June 30, 2002 net unrealized depreciation was $14,555,018, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $38,720,927 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $53,275,945.
(m)  One contract relates to 100 shares.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value*
  (identified cost $614,507,875)........   $ 600,896,803
Collateral held for securities loaned,
  at value (Note 2(J))..................      44,486,833
Cash....................................             830
Receivables:
  Investment securities sold............      19,376,864
  Dividends and interest................       3,113,470
  Fund shares sold......................          15,145
                                           -------------
        Total assets....................     667,889,945
                                           -------------
LIABILITIES:
Written call option, at value (premium
  received $29,399) (Note 2(K)).........          12,000
Securities lending collateral (Note
  2(J)).................................      44,486,833
Payables:
  Investment securities purchased.......      34,954,884
  Fund shares redeemed..................         691,123
  Adviser...............................         149,490
  Administrator.........................          93,431
  Custodian.............................          22,076
Accrued expenses........................         239,074
                                           -------------
        Total liabilities...............      80,648,911
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 587,241,034
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     397,914
Additional paid-in capital..............     610,517,058
Accumulated undistributed net investment
  income................................       6,775,120
Accumulated net realized loss on
  investments...........................     (16,855,385)
Net unrealized depreciation on
  investments and written call option...     (13,593,673)
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 587,241,034
                                           =============
Shares of capital stock outstanding.....      39,791,379
                                           =============
Net asset value per share outstanding...   $       14.76
                                           =============

------------
* Includes securities on loan with an average cost of $35,947,827 and a market value of $42,911,345.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest..............................   $   7,377,054
  Dividends (a).........................       1,297,337
                                           -------------
        Total income....................       8,674,391
                                           -------------
Expenses:
  Advisory..............................       1,017,750
  Administration........................         636,094
  Shareholder communication.............         116,359
  Professional..........................          44,166
  Custodian.............................          38,330
  Directors.............................          11,821
  Portfolio pricing.....................           6,815
  Miscellaneous.........................          14,519
                                           -------------
        Total expenses..................       1,885,854
                                           -------------
Net investment income...................       6,788,537
                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND WRITTEN CALL OPTION:
Net realized loss on investments........      (5,632,897)
                                           -------------
Net change in unrealized appreciation
  on:
  Security transactions.................     (79,260,956)
  Written call option transactions......          17,399
                                           -------------
Net unrealized loss on investments and
  written call option transactions......     (79,243,557)
                                           -------------
Net realized and unrealized loss on
  investments and written call option
  transactions..........................     (84,876,454)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $ (78,087,917)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $841.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002            2001
                                                              -----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   6,788,537   $  17,277,762
  Net realized loss on investments..........................     (5,632,897)    (10,657,192)
  Net change in unrealized appreciation on investments and
    written call option transactions........................    (79,243,557)    (94,492,821)
                                                              -------------   -------------
  Net decrease in net assets resulting from operations......    (78,087,917)    (87,872,251)
                                                              -------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................       (117,592)    (17,432,660)
  From net realized gain on investments.....................             --      (1,050,854)
                                                              -------------   -------------
    Total dividends and distributions to shareholders.......       (117,592)    (18,483,514)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................     16,430,269      37,238,749
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............        117,592      18,483,514
                                                              -------------   -------------
                                                                 16,547,861      55,722,263
  Cost of shares redeemed...................................    (30,254,887)    (76,075,245)
                                                              -------------   -------------
  Decrease in net assets derived from capital share
    transactions............................................    (13,707,026)    (20,352,982)
                                                              -------------   -------------
Net decrease in net assets..................................    (91,912,535)   (126,708,747)
NET ASSETS:
Beginning of period.........................................    679,153,569     805,862,316
                                                              -------------   -------------
End of period...............................................  $ 587,241,034   $ 679,153,569
                                                              =============   =============
Accumulated undistributed net investment income at end of
  period....................................................  $   6,775,120   $     104,175
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                 SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                        YEAR ENDED DECEMBER 31
                                                   2002*            2001         2000       1999       1998       1997
                                                 -----------------------------------------------------------------------
Net asset value at beginning of period.........   $  16.69        $  19.21     $  22.36   $  19.99   $  16.47   $  14.56
                                                  --------        --------     --------   --------   --------   --------
Net investment income..........................       0.16            0.44(b)      0.43       0.39       0.38       0.37
Net realized and unrealized gain (loss) on
  investments..................................      (2.09)          (2.49)       (1.36)      3.00       4.07       2.21
                                                  --------        --------     --------   --------   --------   --------
Total from investment operations...............      (1.93)          (2.05)       (0.93)      3.39       4.45       2.58
                                                  --------        --------     --------   --------   --------   --------
Less dividends and distributions:
  From net investment income...................      (0.00)(c)       (0.44)       (0.43)     (0.39)     (0.38)     (0.36)
  From net realized gain on investments........         --           (0.03)       (1.79)     (0.63)     (0.55)     (0.31)
                                                  --------        --------     --------   --------   --------   --------
Total dividends and distributions..............      (0.00)(c)       (0.47)       (2.22)     (1.02)     (0.93)     (0.67)
                                                  --------        --------     --------   --------   --------   --------
Net asset value at end of period...............   $  14.76        $  16.69     $  19.21   $  22.36   $  19.99   $  16.47
                                                  ========        ========     ========   ========   ========   ========
Total investment return........................     (11.58%)(a)     (10.69%)      (4.36%)    17.02%     27.13%     17.79%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income........................       2.13%+          2.42%(b)     2.05%      1.88%      2.20%      2.46%
  Expenses.....................................       0.59%+          0.59%        0.59%      0.58%      0.60%      0.60%
Portfolio turnover rate........................         52%            125%         120%       133%       158%       125%
Net assets at end of period (in 000's).........   $587,241        $679,154     $805,862   $821,531   $644,361   $446,624

------------
(a)  Total return is not annualized.
(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.02)
Increase net realized and unrealized gains and losses.......    0.02
Decrease ratio of net investment income.....................   (0.12%)

(c)  Less than one cent per share.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (90.9%)+
                                     SHARES         VALUE
                                   --------------------------
AEROSPACE & DEFENSE (2.5%)
Raytheon Co. ....................      166,400   $  6,780,800
United Technologies Corp.........       51,100      3,469,690
                                                 ------------
                                                   10,250,490
                                                 ------------
AUTOMOBILES (1.4%)
General Motors Corp. ............      102,700      5,489,315
                                                 ------------
BANKS (6.4%)
Bank of America Corp. ...........       81,900      5,762,484
FleetBoston Financial Corp. .....      195,930      6,338,335
PNC Financial Services Group,
 Inc. (The)......................      107,200      5,604,416
Washington Mutual, Inc. .........      222,900      8,271,819
                                                 ------------
                                                   25,977,054
                                                 ------------
BUILDING PRODUCTS (4.1%)
American Standard Cos., Inc.
 (a).............................      222,000     16,672,200
                                                 ------------

CHEMICALS (0.6%)
Air Products & Chemicals,
 Inc. ...........................       46,800      2,361,996
                                                 ------------

COMMUNICATIONS EQUIPMENT (3.0%)
Motorola, Inc. ..................      659,500      9,509,990
Tellabs, Inc. (a)................      434,300      2,744,776
                                                 ------------
                                                   12,254,766
                                                 ------------
COMPUTERS & PERIPHERALS (1.4%)
Gateway, Inc. (a)................      523,500      2,324,340
International Business Machines
 Corp. ..........................       44,900      3,232,800
                                                 ------------
                                                    5,557,140
                                                 ------------
DIVERSIFIED FINANCIALS (9.4%)
Citigroup Inc. ..................      337,997     13,097,384
Goldman Sachs Group, Inc.
 (The)...........................       72,600      5,325,210
J.P. Morgan Chase & Co. .........      154,070      5,226,054
Merrill Lynch & Co., Inc. .......      177,300      7,180,650
Prudential Financial, Inc. (a)...      206,000      6,872,160
                                                 ------------
                                                   37,701,458
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.2%)
ALLTEL Corp. ....................      188,100      8,840,700
Verizon Communications, Inc. ....      300,700     12,073,105
                                                 ------------
                                                   20,913,805
                                                 ------------
ELECTRICAL EQUIPMENT (1.6%)
Cooper Industries, Ltd. Class
 A...............................      159,600      6,272,280
                                                 ------------

FOOD & DRUG RETAILING (3.3%)
CVS Corp. .......................      158,200      4,840,920
Kroger Co. (The) (a).............      334,000      6,646,600
Safeway, Inc. (a)................       68,100      1,987,839
                                                 ------------
                                                   13,475,359
                                                 ------------
FOOD PRODUCTS (2.1%)
Heinz (H.J.) Co. ................       95,400      3,920,940
Kraft Foods, Inc. Class A........      114,600      4,692,870
                                                 ------------
                                                    8,613,810
                                                 ------------


                                     SHARES         VALUE
                                   --------------------------
GAS UTILITIES (1.0%)
El Paso Corp. ...................      193,433   $  3,986,654
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
CIGNA Corp. .....................       88,500      8,621,670
                                                 ------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
McDonald's Corp. ................      310,300      8,828,035
                                                 ------------

HOUSEHOLD PRODUCTS (3.3%)
Kimberly-Clark Corp. ............      173,000     10,726,000
Procter & Gamble Co. (The).......       27,600      2,464,680
                                                 ------------
                                                   13,190,680
                                                 ------------
INDUSTRIAL CONGLOMERATES (0.5%)
Textron, Inc. ...................       42,700      2,002,630
                                                 ------------

INSURANCE (7.6%)
Allstate Corp. (The).............      247,900      9,167,342
Chubb Corp. (The)................      118,600      8,396,880
Hartford Financial Services
 Group, Inc. (The)...............      126,300      7,511,061
Lincoln National Corp. ..........       86,000      3,612,000
Travelers Property Casualty Corp.
 Class A (a).....................      106,700      1,888,590
                                                 ------------
                                                   30,575,873
                                                 ------------
IT CONSULTING & SERVICES (2.6%)
Computer Sciences Corp. (a)......      130,500      6,237,900
Electronic Data Systems Corp.....       63,300      2,351,595
Unisys Corp. (a).................      219,000      1,971,000
                                                 ------------
                                                   10,560,495
                                                 ------------
MACHINERY (3.1%)
Ingersoll-Rand Co. Class A.......      102,100      4,661,886
Navistar International Corp.
 (a).............................      248,000      7,936,000
                                                 ------------
                                                   12,597,886
                                                 ------------
METALS & MINING (2.7%)
Alcoa, Inc. .....................      270,128      8,954,743
Phelps Dodge Corp. (a)...........       42,100      1,734,520
                                                 ------------
                                                   10,689,263
                                                 ------------
MULTILINE RETAIL (2.6%)
Sears, Roebuck & Co. ............      191,800     10,414,740
                                                 ------------

OIL & GAS (9.0%)
ChevronTexaco Corp. .............      119,043     10,535,306
Exxon Mobil Corp. ...............      153,000      6,260,760
Phillips Petroleum Co. ..........      185,200     10,904,576
Unocal Corp. ....................      234,300      8,655,042
                                                 ------------
                                                   36,355,684
                                                 ------------
PAPER & FOREST PRODUCTS (6.1%)
International Paper Co. .........      313,400     13,657,972
MeadWestvaco Corp. ..............      331,620     11,129,167
                                                 ------------
                                                   24,787,139
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
PHARMACEUTICALS (2.6%)
Barr Laboratories, Inc. (a)......       49,000   $  3,112,970
Bristol-Myers Squibb Co. ........       87,600      2,251,320
Schering-Plough Corp. ...........       33,200        816,720
Watson Pharmaceuticals, Inc.
 (a).............................      168,200      4,250,414
                                                 ------------
                                                   10,431,424
                                                 ------------
ROAD & RAIL (2.2%)
Burlington Northern Santa Fe
 Corp. ..........................      292,700      8,781,000
                                                 ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
Advanced Micro Devices, Inc.
 (a).............................      514,700      5,002,884
                                                 ------------
TOBACCO (1.1%)
Philip Morris Cos., Inc. ........       99,200      4,333,056
                                                 ------------
Total Common Stock
 (Cost $376,975,368).............                 366,698,786
                                                 ------------

CONVERTIBLE PREFERRED STOCK (1.1%)

AUTOMOBILES (1.1%)
Ford Motor Co. Capital Trust II
 6.50%...........................       77,300      4,348,125
                                                 ------------
Total Convertible Preferred Stock
 (Cost $3,942,090)...............                   4,348,125
                                                 ------------

PURCHASED CALL OPTIONS (0.0%)(b)
                                    NUMBER OF
                                    CONTRACTS
                                       (e)
                                   -----------
INDUSTRIAL CONGLOMERATES (0.0%)(b)
General Electric Co. Strike Price
 $22.50 Expire 9/21/02 (a).......        2,200         88,000
                                                 ------------

OIL & GAS (0.0%)(b)
El Paso Corp. Strike Price $30.00
 Expire 10/19/02 (a).............        2,000         80,000
                                                 ------------
Total Purchased Call Options
 (Cost $469,300).................                     168,000
                                                 ------------

SHORT-TERM INVESTMENTS (7.2%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (7.2%)
American Express Credit Corp.
 1.68%, due 7/8/02...............  $12,000,000     11,994,959
Federal Home Loan Bank 1.87%, due
 7/1/02..........................    3,000,000      2,999,688
Freddie Mac 1.87%, due 7/1/02....    3,305,000      3,304,657
General Electric Capital Corp.
 1.70%, due 7/1/02...............    5,870,000      5,869,446


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMERCIAL PAPER (Continued)
UBS Finance Delaware LLC 2.00%,
 due 7/1/02......................  $ 5,000,000   $  4,999,444
                                                 ------------
Total Short-Term Investments
 (Cost $29,168,194)..............                  29,168,194
                                                 ------------
Total Investments
 (Cost $410,554,952) (c).........         99.2%   400,383,105(d)
Cash And Other Assets,
 Less Liabilities................          0.8      3,078,722
                                   -----------   ------------
Net Assets.......................        100.0%  $403,461,827
                                   ===========   ============

WRITTEN CALL OPTIONS (-0.1%)
                                    NUMBER OF
                                    CONTRACTS
                                       (e)
                                   -----------
BUILDING PRODUCTS (-0.0%)(b)
American Standard Cos. Inc.
 Strike Price $80.00 Expire
 10/19/02 (a)....................         (300)  $    (81,000)
                                                 ------------

FOOD PRODUCTS (-0.0%)(b)
Kraft Foods, Inc. Strike Price
 $45.00 Expire 9/21/02 (a).......       (1,000)       (55,000)
                                                 ------------

IT CONSULTING & SERVICES (-0.0%)(b)
Computer Sciences Corp. Strike
 Price $50.00 Expire 7/20/02
 (a).............................         (600)       (60,000)
                                                 ------------

MACHINERY (-0.0%)(b)
Ingersoll-Rand Co. Strike Price
 $50.00 Expire 9/21/02 (a).......         (640)       (73,600)
                                                 ------------

MULTILINE RETAIL (-0.1%)
Sears, Roebuck and Co. Strike
 Price $55.00 Expire 8/17/02
 (a).............................         (610)      (183,000)
                                                 ------------
Total Written Call Options
 (Premium ($496,437))............                $   (452,600)
                                                 ============

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The cost for federal income tax purposes is $414,724,379.
(d) At June 30, 2002 net unrealized depreciation was $14,341,274, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,926,434 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $40,267,708.
(e) One contract relates to 100 shares.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $410,554,952).........   $400,383,105
Cash.....................................        105,242
Receivables:
  Investment securities sold.............     20,979,719
  Dividends..............................        851,699
  Fund shares sold.......................         72,958
                                            ------------
        Total assets.....................    422,392,723
                                            ------------
LIABILITIES:
Written call options, at value (premium
  received $496,437) (Note 2(K)).........        452,600
Payables:
  Investment securities purchased........     17,762,632
  Fund shares redeemed...................        368,803
  Shareholder communication..............        129,383
  Adviser................................        113,839
  Administrator..........................         63,244
  Custodian..............................         10,418
Accrued expenses.........................         29,977
                                            ------------
        Total liabilities................     18,930,896
                                            ------------
Net assets applicable to outstanding
  shares.................................   $403,461,827
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    280,887
Additional paid-in capital...............    421,132,660
Accumulated undistributed net investment
  income.................................      2,699,553
Accumulated net realized loss on
  investments............................    (10,523,263)
Net unrealized depreciation on
  investments and options................    (10,128,010)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $403,461,827
                                            ============
Shares of capital stock outstanding......     28,088,676
                                            ============
Net asset value per share outstanding....   $      14.36
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends..............................   $  3,755,633
  Interest...............................        231,838
                                            ------------
        Total income.....................      3,987,471
                                            ------------
Expenses:
  Advisory...............................        731,690
  Administration.........................        406,495
  Shareholder communication..............         80,426
  Professional...........................         30,551
  Custodian..............................         19,275
  Directors..............................          7,244
  Miscellaneous..........................         12,237
                                            ------------
        Total expenses...................      1,287,918
                                            ------------
Net investment income....................      2,699,553
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND OPTIONS:
Net realized gain (loss) from:
  Security transactions..................     (7,262,881)
  Option transactions....................        909,045
                                            ------------
Net realized loss on investments.........     (6,353,836)
                                            ------------
Net change in unrealized appreciation on:
  Security transactions..................    (23,378,370)
  Option transactions....................         43,837
                                            ------------
Net unrealized loss on investments and
  option transactions....................    (23,334,533)
                                            ------------
Net realized and unrealized loss on
  investments and option transactions....    (29,688,369)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(26,988,816)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  2,699,553   $  5,692,221
  Net realized gain (loss) on investments, option and
    foreign currency transactions...........................    (6,353,836)    15,126,978
  Net change in unrealized appreciation on investments,
    option and foreign currency transactions................   (23,334,533)   (20,005,873)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (26,988,816)       813,326
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................       (59,827)    (5,632,394)
  From net realized gain on investments.....................      (597,495)   (17,506,867)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......      (657,322)   (23,139,261)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    36,112,523    100,935,902
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       657,322     23,139,261
                                                              ------------   ------------
                                                                36,769,845    124,075,163
  Cost of shares redeemed...................................    (9,835,957)   (36,171,585)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    26,933,888     87,903,578
                                                              ------------   ------------
Net increase (decrease) in net assets.......................      (712,250)    65,577,643
NET ASSETS:
Beginning of period.........................................   404,174,077    338,596,434
                                                              ------------   ------------
End of period...............................................  $403,461,827   $404,174,077
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  2,699,553   $     59,827
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                    SIX MONTHS
                                                      ENDED
                                                     JUNE 30,                      YEAR ENDED DECEMBER 31
                                                      2002*           2001       2000       1999       1998       1997
                                                    --------------------------------------------------------------------
Net asset value at beginning of period............   $  15.35       $  16.21   $  15.00   $  13.96   $  16.09   $  13.90
                                                     --------       --------   --------   --------   --------   --------
Net investment income.............................       0.10           0.23       0.20       0.20       0.24       0.21
Net realized and unrealized gain (loss) on
  investments.....................................      (1.07)         (0.15)      1.73       1.03      (0.90)      2.94
                                                     --------       --------   --------   --------   --------   --------
Total from investment operations..................      (0.97)          0.08       1.93       1.23      (0.66)      3.15
                                                     --------       --------   --------   --------   --------   --------
Less dividends and distributions:
  From net investment income......................      (0.00)(a)      (0.23)     (0.21)     (0.19)     (0.24)     (0.21)
  From net realized gain on investments...........      (0.02)         (0.71)     (0.51)        --      (1.23)     (0.75)
                                                     --------       --------   --------   --------   --------   --------
Total dividends and distributions.................      (0.02)         (0.94)     (0.72)     (0.19)     (1.47)     (0.96)
                                                     --------       --------   --------   --------   --------   --------
Net asset value at end of period..................   $  14.36       $  15.35   $  16.21   $  15.00   $  13.96   $  16.09
                                                     ========       ========   ========   ========   ========   ========
Total investment return...........................      (6.27%)(b)      0.40%     12.89%      8.80%     (4.14%)    22.89%
Ratios (to average net assets)/Supplemental Data:
  Net investment income...........................       1.33%+         1.53%      1.33%      1.30%      1.60%      1.78%
  Expenses........................................       0.63%+         0.64%      0.64%      0.63%      0.65%      0.65%
Portfolio turnover rate...........................         28%            70%        90%        74%        69%        48%
Net assets at end of period (in 000's)............   $403,462       $404,174   $338,596   $331,473   $319,743   $264,179

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (99.2%)+

                                          SHARES       VALUE
                                          ---------------------
AEROSPACE & DEFENSE (1.6%)
Boeing Co. (The)......................     8,100    $   364,500
Honeywell International, Inc. ........     1,600         56,368
L-3 Communication Holdings, Inc.
 (a)..................................     2,200        118,800
Northrop Grumman Corp. ...............     1,000        125,000
United Technologies Corp. ............     6,000        407,400
                                                    -----------
                                                      1,072,068
                                                    -----------
AIR FREIGHT & LOGISTICS (0.2%)
FedEx Corp. ..........................     2,000        106,800
                                                    -----------
AIRLINES (0.2%)
Delta Air Lines, Inc. ................     1,500         30,000
Southwest Airlines Co. ...............     5,200         84,032
                                                    -----------
                                                        114,032
                                                    -----------
AUTO COMPONENTS (2.2%)
Johnson Controls, Inc. ...............     6,200        505,982
Lear Corp. (a)........................     7,900        365,375
Magna International Inc. .............     8,890        612,077
                                                    -----------
                                                      1,483,434
                                                    -----------
AUTOMOBILES (0.1%)
General Motors Corp. .................       700         37,415
                                                    -----------

BANKS (6.4%)
AmSouth Bancorporation................    15,200        340,176
Bank of America Corp. ................    31,900      2,244,484
Bank One Corp. .......................     1,300         50,024
Comerica, Inc. .......................     4,000        245,600
First Tennessee National Corp. .......     7,900        302,570
GreenPoint Financial Corp. ...........     1,500         73,650
Hibernia Corp. .......................     2,400         47,496
National City Corp. ..................     1,500         49,875
SunTrust Banks, Inc. .................     3,000        203,160
Union Planters Corp. .................     1,950         63,122
UnionBanCal Corp. ....................     7,300        342,005
Washington Mutual, Inc. ..............     6,750        250,493
                                                    -----------
                                                      4,212,655
                                                    -----------
BEVERAGES (0.7%)
PepsiCo, Inc. ........................     8,900        428,980
                                                    -----------

BIOTECHNOLOGY (0.5%)
Amgen Inc. (a)........................     4,100        171,708
Immunex Corp. (a).....................     5,800        129,572
                                                    -----------
                                                        301,280
                                                    -----------
BUILDING PRODUCTS (0.1%)
York International Corp. .............     1,100         37,169
                                                    -----------

CHEMICALS (0.5%)
Lubrizol Corp. .......................     9,200        308,200
RPM, Inc. ............................     2,400         36,600
                                                    -----------
                                                        344,800
                                                    -----------


                                          SHARES       VALUE
                                          ---------------------
COMMERCIAL SERVICES & SUPPLIES (1.7%)
Cendant Corp. (a).....................     7,400    $   117,512
CSG Systems International, Inc. (a)...       500          9,570
First Data Corp. .....................     5,000        188,300
Pitney Bowes Inc. ....................    10,900        432,948
Viad Corp. ...........................    14,900        387,400
                                                    -----------
                                                      1,135,730
                                                    -----------
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc. (a)...............    40,600        566,370
Scientific-Atlanta, Inc. .............    16,100        264,845
                                                    -----------
                                                        831,215
                                                    -----------
COMPUTERS & PERIPHERALS (2.6%)
Dell Computer Corp. (a)...............     8,300        216,962
Hewlett-Packard Co. ..................    27,548        420,933
International Business Machines
 Corp. ...............................    13,200        950,400
Storage Technology Corp. (a)..........     9,400        150,118
                                                    -----------
                                                      1,738,413
                                                    -----------
CONSTRUCTION & ENGINEERING (0.1%)
Shaw Group Inc. (The) (a).............     1,100         33,770
                                                    -----------

CONTAINERS & PACKAGING (0.6%)
Ball Corp. ...........................     8,800        365,024
Crown Cork & Seal Co., Inc. (a).......     3,200         21,920
                                                    -----------
                                                        386,944
                                                    -----------
DIVERSIFIED FINANCIALS (8.6%)
Bear Stearns Cos., Inc. (The).........    12,900        787,545
Citigroup Inc. .......................    48,100      1,863,875
Countrywide Credit Industries,
 Inc. ................................     1,100         53,075
Fannie Mae............................    15,800      1,165,250
Freddie Mac...........................    15,100        924,120
Household International, Inc. ........     4,400        218,680
Lehman Brothers Holdings, Inc. .......     5,600        350,112
Merrill Lynch & Co., Inc. ............     3,700        149,850
Metris Companies Inc. ................    11,200         93,072
S&P 500 Index--SPDR Trust, Series 1...       900         89,145
                                                    -----------
                                                      5,694,724
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.9%)
ALLTEL Corp. .........................    18,100        850,700
AT&T Corp. ...........................    45,307        484,785
BellSouth Corp. ......................    22,100        696,150
SBC Communications, Inc. .............    31,800        969,900
Sprint Corp. .........................    14,000        148,540
Verizon Communications Inc. ..........    34,518      1,385,897
                                                    -----------
                                                      4,535,972
                                                    -----------
ELECTRIC UTILITIES (2.6%)
Allegheny Energy, Inc. ...............     2,600         66,950
Alliant Energy Corp. .................     6,300        161,910
Ameren Corp. .........................     2,100         90,321
American Electric Power Co., Inc. ....    12,800        512,256
Dominion Resources, Inc. .............     1,000         65,980

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                          SHARES       VALUE
                                          ---------------------
ELECTRIC UTILITIES (Continued)
Entergy Corp. ........................     4,000    $   169,760
Exelon Corp. .........................     2,237        116,995
FirstEnergy Corp. ....................       399         13,319
Reliant Energy, Inc. .................    12,100        204,490
TXU Corp. ............................     5,300        272,420
                                                    -----------
                                                      1,674,401
                                                    -----------
ELECTRICAL EQUIPMENT (0.9%)
Celestica Inc. (a)....................     6,000        136,260
Cooper Industries, Ltd. ..............     7,600        298,680
Rockwell Automation Inc. .............     9,237        183,354
                                                    -----------
                                                        618,294
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Anixter International Inc. (a)........     5,800        134,792
Arrow Electronics, Inc. (a)...........    10,303        213,787
Avnet, Inc. ..........................    16,800        369,432
Fisher Scientific International Inc.
 (a)..................................     5,700        159,600
Tech Data Corp. (a)...................     7,000        264,950
                                                    -----------
                                                      1,142,561
                                                    -----------
ENERGY EQUIPMENT & SERVICES (0.9%)
Halliburton Co. ......................    38,200        608,908
                                                    -----------

FOOD & DRUG RETAILING (0.6%)
SUPERVALU, Inc. ......................    14,000        343,420
Winn-Dixie Stores, Inc. ..............     4,440         69,220
                                                    -----------
                                                        412,640
                                                    -----------
FOOD PRODUCTS (2.8%)
Archer-Daniels-Midland Co. ...........    13,912        177,934
ConAgra Foods, Inc. ..................    25,700        710,605
Dole Food Co., Inc. ..................     8,100        234,900
Kellogg Co. ..........................     2,600         93,236
Tyson Foods, Inc. ....................    23,600        366,036
Unilever N.V. ........................     4,300        278,640
                                                    -----------
                                                      1,861,351
                                                    -----------
GAS UTILITIES (1.5%)
El Paso Corp. ........................     1,900         39,159
KeySpan Corp. ........................     5,900        222,135
Nicor, Inc. ..........................     3,400        155,550
NiSource Inc. ........................     1,700         37,111
Sempra Energy.........................    24,500        542,185
                                                    -----------
                                                        996,140
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES (1.8%)
AmerisourceBergen Corp. ..............       300         22,800
CIGNA Corp. ..........................     7,700        750,134
Oxford Health Plans, Inc. (a).........     3,123        145,095
WellPoint Health Networks Inc. (a)....     3,100        241,211
                                                    -----------
                                                      1,159,240
                                                    -----------
HOTELS, RESTAURANTS & LEISURE (0.5%)
Argosy Gaming Co. (a).................     1,300         36,920
Carnival Corp. .......................     8,800        243,672


                                          SHARES       VALUE
                                          ---------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
Gtech Holdings Corp. (a)..............       200    $     5,108
USA Interactive (a)...................     2,300         53,935
                                                    -----------
                                                        339,635
                                                    -----------
HOUSEHOLD DURABLES (1.7%)
Fortune Brands, Inc. .................     5,300        296,482
KB Home...............................     3,200        164,832
Lennar Corp. .........................     4,900        299,880
Ryland Group Inc. (The)...............     3,400        169,150
Whirlpool Corp. ......................     3,116        203,662
                                                    -----------
                                                      1,134,006
                                                    -----------
HOUSEHOLD PRODUCTS (2.3%)
Clorox Co. (The)......................     4,000        165,400
Procter & Gamble Co. (The)............    15,000      1,339,500
                                                    -----------
                                                      1,504,900
                                                    -----------
INDUSTRIAL CONGLOMERATES (2.7%)
General Electric Co. .................    58,100      1,687,805
3M Co. ...............................       400         49,200
Tyco International Ltd. ..............     5,787         78,182
                                                    -----------
                                                      1,815,187
                                                    -----------
INSURANCE (4.0%)
American International Group, Inc. ...     9,500        648,185
AmerUs Group Co. .....................     3,800        140,790
Fidelity National Financial, Inc. ....    23,049        728,348
First American Corp. .................    10,000        225,500
Jefferson-Pilot Corp. ................     1,600         75,552
Old Republic International Corp. .....    16,500        519,750
PMI Group, Inc. (The).................     3,800        145,160
Progressive Corp. (The)...............       900         52,065
Protective Life Corp. ................     1,500         49,650
Radian Group Inc. ....................       800         38,944
                                                    -----------
                                                      2,623,944
                                                    -----------
INTERNET SOFTWARE & SERVICES (0.1%)
Overture Services, Inc. (a)...........     3,000         74,940
                                                    -----------

IT CONSULTING & SERVICES (1.3%)
Computer Sciences Corp. (a)...........    10,500        501,900
Electronic Data Systems Corp. ........    10,100        375,215
                                                    -----------
                                                        877,115
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS (1.6%)
Eastman Kodak Co. ....................    36,500      1,064,705
                                                    -----------

MACHINERY (0.8%)
AGCO Corp. (a)........................    11,544        226,609
SPX Corp. (a).........................     2,300        270,250
                                                    -----------
                                                        496,859
                                                    -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)
                                          SHARES       VALUE
                                          ---------------------
MEDIA (3.0%)
AOL Time Warner Inc. (a)..............    38,950    $   572,955
Omnicom Group, Inc. ..................     1,100         50,380
Viacom, Inc. (a)......................    18,900        838,593
Walt Disney Co. (The).................    25,800        487,620
                                                    -----------
                                                      1,949,548
                                                    -----------
MULTILINE RETAIL (4.0%)
Dillard's, Inc. ......................     5,100        134,079
Federated Department Stores, Inc.
 (a)..................................    12,500        496,250
J.C. Penney Co., Inc. ................     2,500         55,050
May Department Stores Co. (The).......     2,500         82,325
Sears, Roebuck and Co. ...............    25,000      1,357,500
Wal-Mart Stores, Inc. ................     8,800        484,088
                                                    -----------
                                                      2,609,292
                                                    -----------
MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Aquila, Inc. .........................    14,986        119,888
Williams Cos., Inc. (The).............     2,000         11,980
                                                    -----------
                                                        131,868
                                                    -----------
OFFICE ELECTRONICS (0.4%)
IKON Office Solutions, Inc. ..........    15,300        143,820
Xerox Corp. (a).......................    13,100         91,307
                                                    -----------
                                                        235,127
                                                    -----------
OIL & GAS (10.6%)
Ashland Inc. .........................    13,900        562,950
ChevronTexaco Corp. ..................    12,800      1,132,800
Exxon Mobil Corp. ....................    41,500      1,698,180
Kinder Morgan Energy Partners, L.P.
 (a)..................................       900         28,260
Marathon Oil Corp. ...................    46,033      1,248,415
Northern Border Partners, L.P. .......     1,600         57,248
Occidental Petroleum Corp. ...........    37,463      1,123,515
Phillips Petroleum Co. ...............     3,000        176,640
Royal Dutch Petroleum Co. ............    16,219        896,424
                                                    -----------
                                                      6,924,432
                                                    -----------
PAPER & FOREST PRODUCTS (0.7%)
Georgia-Pacific Corp. ................    14,400        353,952
Rayonier Inc. ........................     2,300        112,999
                                                    -----------
                                                        466,951
                                                    -----------
PERSONAL PRODUCTS (0.1%)
NBTY, Inc. (a)........................     5,200         80,496
                                                    -----------

PHARMACEUTICALS (9.3%)
Abbott Laboratories...................     5,700        214,605
Barr Laboratories, Inc. (a)...........     5,600        355,768
Bristol-Myers Squibb Co. .............    12,700        326,390
Johnson & Johnson.....................    19,700      1,029,522
Merck & Co., Inc. ....................    28,800      1,458,432
Mylan Laboratories, Inc. .............     9,900        310,365
Pfizer Inc. ..........................    41,700      1,459,500
Pharmacia Corp. ......................    10,500        393,225
Schering-Plough Corp. ................    11,000        270,600


                                          SHARES       VALUE
                                          ---------------------
PHARMACEUTICALS (Continued)
SICOR Inc. (a)........................     1,100    $    20,394
Watson Pharmaceuticals, Inc. (a)......     4,500        113,715
Wyeth.................................     3,000        153,600
                                                    -----------
                                                      6,106,116
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (1.1%)
Carr America Realty Corp. ............     1,400         43,190
CBL & Associates Properties, Inc. ....     1,200         48,600
General Growth Properties, Inc. ......       600         30,600
Liberty Property Trust................     2,700         94,500
Mack-Cali Realty Corp. ...............     1,700         59,755
Plum Creek Timber Co. Inc. ...........    13,600        416,160
Simon Property Group, Inc. ...........       200          7,370
                                                    -----------
                                                        700,175
                                                    -----------
ROAD & RAIL (0.4%)
Burlington Northern
 Santa Fe Corp. ......................     2,400         72,000
CSX Corp. ............................     1,300         45,253
Norfolk Southern Corp. ...............     2,400         56,112
Union Pacific Corp. ..................     1,400         88,592
                                                    -----------
                                                        261,957
                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.1%)
Analog Devices, Inc. (a)..............       500         14,850
ESS Technology, Inc. (a)..............     9,300        163,122
Intel Corp. ..........................    43,200        789,264
KLA-Tencor Corp. (a)..................     2,900        127,571
Linear Technology Corp. ..............     4,400        138,292
National Semiconductor Corp. (a)......       200          5,834
NVIDIA Corp. (a)......................     2,100         36,078
Texas Instruments, Inc. ..............     4,900        116,130
                                                    -----------
                                                      1,391,141
                                                    -----------
SOFTWARE (3.2%)
Autodesk, Inc. .......................     2,200         29,150
Microsoft Corp. (a)...................    32,500      1,758,900
Oracle Corp. (a)......................    22,800        215,916
Reynolds & Reynolds Co. (The).........     2,500         69,875
                                                    -----------
                                                      2,073,841
                                                    -----------
SPECIALTY RETAIL (1.0%)
Barnes & Noble, Inc. (a)..............       900         23,787
Blockbuster Inc. .....................     5,200        139,880
Borders Group, Inc. (a)...............       980         18,032
Home Depot, Inc. (The)................     1,400         51,422
Limited Brands, Inc. .................       800         17,040
Office Depot, Inc. (a)................     1,900         31,920
Pier 1 Imports, Inc. .................     2,400         49,800
Rent-A-Center, Inc. (a)...............     2,200        127,622
Sherwin-Williams Co. (The)............     2,400         71,832
United Rentals, Inc. (a)..............     2,700         58,860
Zale Corp. (a)........................     1,000         36,600
                                                    -----------
                                                        626,795
                                                    -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                          SHARES       VALUE
                                          ---------------------
TEXTILES, APPAREL & LUXURY GOODS (0.0%)(b)
V.F. Corp. ...........................       500    $    19,605
                                                    -----------

TOBACCO (0.3%)
Philip Morris Cos., Inc. .............     4,700        205,296
                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
AT&T Wireless Services, Inc. (a)......    43,373        253,732
PanAmSat Corp. (a)....................     7,800        176,280
                                                    -----------
                                                        430,012
                                                    -----------
Total Common Stocks
 (Cost $73,181,316)...................               65,112,879
                                                    -----------

CONVERTIBLE PREFERRED STOCKS (0.4%)

AUTOMOBILES (0.3%)
Ford Motor Co. Capital Trust II
 6.50%................................     2,100        118,125
General Motors Corp.
 5.25%, Series B......................     2,600         68,302
                                                    -----------
                                                        186,427
                                                    -----------
ELECTRIC UTILITIES (0.1%)
DTE Energy Co.
 8.75%................................     2,341         61,451
                                                    -----------
Total Convertible Preferred Stocks
 (Cost $229,292)......................                  247,878
                                                    -----------
Total Investments
 (Cost $73,410,608) (c)...............      99.6%    65,360,757(d)
Cash and Other Assets,
 Less Liabilities.....................       0.4        243,080
                                          ------    -----------
Net Assets............................     100.0%   $65,603,837
                                          ======    ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The cost for federal income tax purposes is $74,066,082.
(d) At June 30, 2002 net unrealized depreciation was $8,705,325, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,319,742 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,025,067.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $73,410,608)...........   $65,360,757
Cash......................................       190,660
Receivables:
  Investment securities sold..............       744,116
  Dividends and interest..................       137,213
  Fund shares sold........................        32,750
Unamortized organization expense..........         3,576
                                             -----------
        Total assets......................    66,469,072
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       674,057
  Fund shares redeemed....................        99,087
  Adviser.................................        25,871
  Custodian...............................        11,018
  Administrator...........................        10,349
Accrued expenses..........................        44,853
                                             -----------
        Total liabilities.................       865,235
                                             -----------
Net assets applicable to outstanding
  shares..................................   $65,603,837
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    71,485
Additional paid-in capital................    78,582,737
Accumulated undistributed net
  investment income.......................       325,658
Accumulated net realized loss on
  investments.............................    (5,326,192)
Net unrealized depreciation on
  investments.............................    (8,049,851)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $65,603,837
                                             ===========
Shares of capital stock outstanding.......     7,148,512
                                             ===========
Net asset value per share outstanding.....   $      9.18
                                             ===========


STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   626,745
  Interest................................         6,975
                                             -----------
        Total income......................       633,720
                                             -----------
Expenses:
  Advisory................................       172,773
  Administration..........................        69,109
  Custodian...............................        23,800
  Professional............................        17,895
  Shareholder communication...............        12,209
  Amortization of organization expense....         2,100
  Directors...............................         1,256
  Miscellaneous...........................         8,920
                                             -----------
        Total expenses....................       308,062
                                             -----------
Net investment income.....................       325,658
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss from:
  Security transactions...................      (155,020)
  Futures transactions....................       (42,683)
                                             -----------
Net realized loss on investments..........      (197,703)
                                             -----------
Net change in unrealized depreciation on:
  Security transactions...................    (7,723,019)
  Futures transactions....................        13,130
                                             -----------
Net unrealized loss on investments........    (7,709,889)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (7,907,592)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(7,581,934)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $3,718.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                 2002          2001
                                                              -----------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   325,658   $   572,744
  Net realized loss on investments..........................     (197,703)   (4,174,235)
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................   (7,709,889)   (2,962,005)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (7,581,934)   (6,563,496)
                                                              -----------   -----------
Dividends to shareholders:
  From net investment income................................           --      (576,439)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    5,026,794    10,552,677
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................           --       576,439
                                                              -----------   -----------
                                                                5,026,794    11,129,116
  Cost of shares redeemed...................................   (2,841,353)   (8,178,004)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    2,185,441     2,951,112
                                                              -----------   -----------
Net decrease in net assets..................................   (5,396,493)   (4,188,823)
NET ASSETS:
Beginning of period.........................................   71,000,330    75,189,153
                                                              -----------   -----------
End of period...............................................  $65,603,837   $71,000,330
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   325,658   $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                       SIX                                           MAY 1,
                                                      MONTHS                                        1998 (a)
                                                      ENDED                                         THROUGH
                                                     JUNE 30,        YEAR ENDED DECEMBER 31       DECEMBER 31,
                                                      2002*        2001       2000       1999         1998
                                                    ----------------------------------------------------------
Net asset value at beginning of period............   $ 10.24     $ 11.28    $ 12.74    $ 10.91      $ 10.00
                                                     -------     -------    -------    -------      -------
Net investment income.............................      0.05        0.08       0.07       0.08         0.05
Net realized and unrealized gain (loss) on
  investments.....................................     (1.11)      (1.04)     (1.44)      1.83         0.91
                                                     -------     -------    -------    -------      -------
Total from investment operations..................     (1.06)      (0.96)     (1.37)      1.91         0.96
                                                     -------     -------    -------    -------      -------
Less dividends and distributions:
  From net investment income......................        --       (0.08)     (0.07)     (0.08)       (0.05)
  From net realized gain on investments...........        --          --      (0.02)        --           --
                                                     -------     -------    -------    -------      -------
Total dividends and distributions.................        --       (0.08)     (0.09)     (0.08)       (0.05)
                                                     -------     -------    -------    -------      -------
Net asset value at end of period..................   $  9.18     $ 10.24    $ 11.28    $ 12.74      $ 10.91
                                                     =======     =======    =======    =======      =======
Total investment return...........................    (10.40%)(b)   (8.50%)  (10.73%)    17.59%        9.60%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income...........................      0.94%+      0.81%      0.66%      0.89%        1.20%+
  Net expenses....................................      0.89%+      0.88%      0.90%      0.85%        0.85%+
  Expenses (before reimbursement).................      0.89%+      0.88%      0.90%      0.92%        1.30%+
Portfolio turnover rate...........................        34%         61%        59%        51%          34%
Net assets at end of period (in 000's)............   $65,604     $71,000    $75,189    $64,142      $30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

------------
+ Percentages indicated are based on Portfolio net assets.

COMMON STOCKS (96.8%)+
                                       SHARES        VALUE
                                     ---------------------
AEROSPACE & DEFENSE (0.9%)
United Technologies Corp. .........       7,400   $   502,460
                                                  -----------

AUTOMOBILES (1.5%)
Ford Motor Co. ....................      52,800       844,800
                                                  -----------
BANKS (4.1%)
Bank of America Corp. .............       8,700       612,132
FleetBoston Financial Corp. .......      13,100       423,785
Wells Fargo & Co. .................      25,900     1,296,554
                                                  -----------
                                                    2,332,471
                                                  -----------
BEVERAGES (2.0%)
Coca-Cola Co. (The)................       4,700       263,200
Pepsi Bottling Group, Inc. (The)...      22,200       683,760
PepsiCo, Inc. .....................       3,900       187,980
                                                  -----------
                                                    1,134,940
                                                  -----------
CHEMICALS (1.3%)
Monsanto Co. ......................      14,900       265,220
Praxair, Inc. .....................       8,000       455,760
                                                  -----------
                                                      720,980
                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Block (H&R), Inc. .................      13,800       636,870
                                                  -----------

COMMUNICATIONS EQUIPMENT (2.5%)
Corning, Inc. .....................      73,500       260,925
Lucent Technologies, Inc. (a)......      85,700       142,262
Motorola, Inc. ....................      71,800     1,035,356
                                                  -----------
                                                    1,438,543
                                                  -----------
COMPUTERS & PERIPHERALS (0.9%)
International Business Machines
 Corp. ............................       6,900       496,800
                                                  -----------

DIVERSIFIED FINANCIALS (14.7%)
American Express Co. ..............      26,100       947,952
Citigroup Inc. ....................      54,546     2,113,657
Fannie Mae.........................      15,400     1,135,750
Freddie Mac........................      11,600       709,920
Goldman Sachs Group, Inc. (The)....      14,000     1,026,900
Lehman Brothers Holdings, Inc. ....       7,500       468,900
Morgan Stanley Dean Witter &
 Co. ..............................      15,800       680,664
Principal Financial Group, Inc.
 (a)...............................      22,200       688,200
SLM Corp. .........................       5,900       571,710
                                                  -----------
                                                    8,343,653
                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
SBC Communications Inc. ...........      24,465       746,183
Sprint Corp. ......................      49,100       520,951
Verizon Communications Inc. .......      25,282     1,015,072
                                                  -----------
                                                    2,282,206
                                                  -----------
ELECTRIC UTILITIES (3.9%)
Edison International Inc. (a)......      18,300       311,100
Exelon Corp. ......................      10,000       523,000


                                       SHARES        VALUE
                                     ------------------------
ELECTRIC UTILITIES (Continued)
PG&E Corp. (a).....................      51,400   $   919,546
Southern Co. (The).................       9,000       246,600
Xcel Energy Inc. ..................      11,900       199,563
                                                  -----------
                                                    2,199,809
                                                  -----------
ELECTRICAL EQUIPMENT (3.9%)
Emerson Electric Co. ..............      10,000       535,100
Koninklijke Philips Electronics
 N.V. .............................      31,400       866,640
Sony Corp. ADR (b).................      16,000       848,000
                                                  -----------
                                                    2,249,740
                                                  -----------
ENERGY EQUIPMENT & SERVICES (0.6%)
BJ Services Co. (a)................       6,800       230,384
GlobalSantaFe Corp. ...............       4,300       117,605
                                                  -----------
                                                      347,989
                                                  -----------
FOOD & DRUG RETAILING (1.4%)
Winn-Dixie Stores, Inc. ...........      50,100       781,059
                                                  -----------

FOOD PRODUCTS (0.0%)(c)
J.M. Smucker Co. (The).............         300        10,239
                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Bard (C.R.), Inc. .................      11,100       628,038
Baxter International Inc. .........       4,600       204,424
Guidant Corp. .....................      15,000       453,450
                                                  -----------
                                                    1,285,912
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (4.9%)
HCA Inc. ..........................      12,900       612,750
Henry Schein, Inc. ................       5,800       258,100
Humana Inc. (a)....................      13,000       203,190
Oxford Health Plans, Inc. (a)......       9,300       432,078
Tenet Healthcare Corp. ............       5,400       386,370
WellPoint Health Networks Inc.
 (a)...............................      11,800       918,158
                                                  -----------
                                                    2,810,646
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (2.7%)
McDonald's Corp. ..................      54,200     1,541,990
                                                  -----------

HOUSEHOLD DURABLES (0.6%)
Newell Rubbermaid, Inc. ...........      10,400       364,624
                                                  -----------

HOUSEHOLD PRODUCTS (1.0%)
Procter & Gamble Co. (The).........       6,400       571,520
                                                  -----------

INSURANCE (9.0%)
Allstate Corp. (The)...............      18,300       676,734
American International Group,
 Inc. .............................      27,858     1,900,751
Chubb Corp. (The)..................       8,400       594,720
Lincoln National Corp. ............      18,100       760,200
Marsh & McLennan Cos., Inc. .......       6,100       589,260
Radian Group Inc. .................      12,300       598,764
                                                  -----------
                                                    5,120,429
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
MEDIA (6.7%)
Clear Channel Communications, Inc.
 (a)...............................       2,900   $    92,858
Comcast Corp. Special Class A
 (a)...............................       7,300       171,039
Liberty Media Corp. Class A (a)....     129,000     1,225,500
McGraw-Hill Cos. Inc. (The)........       9,600       573,120
News Corp. Ltd. (The) ADR (b)......      52,600     1,038,850
Viacom, Inc. Class A (a)...........       6,800       301,716
Walt Disney Co. (The)..............      23,300       440,370
                                                  -----------
                                                    3,843,453
                                                  -----------
METALS & MINING (0.9%)
Alcoa Inc. ........................      13,200       437,580
Fording Inc. ......................       2,390        45,434
                                                  -----------
                                                      483,014
                                                  -----------
MULTILINE RETAIL (5.2%)
Costco Wholesale Corp. (a).........       6,800       262,616
Federated Department
 Stores, Inc. (The) (a)............      14,400       571,680
May Department Stores Co. (The)....       9,700       319,421
Sears, Roebuck and Co. ............      25,400     1,379,220
Target Corp. ......................      11,700       434,538
                                                  -----------
                                                    2,967,475
                                                  -----------
OFFICE ELECTRONICS (1.0%)
Xerox Corp. .......................      83,100       579,207
                                                  -----------

OIL & GAS (8.0%)
Anadarko Petroleum Corp. ..........       5,000       246,500
Conoco Inc. .......................      18,966       527,255
EnCana Corp. ......................      15,649       478,860
Exxon Mobil Corp. .................      63,282     2,589,499
Ocean Energy, Inc. ................      31,800       689,106
                                                  -----------
                                                    4,531,220
                                                  -----------
PAPER & FOREST PRODUCTS (1.7%)
Boise Cascade Corp. ...............       7,400       255,522
International Paper Co. ...........      12,500       544,750
Weyerhaeuser Co. ..................       2,700       172,395
                                                  -----------
                                                      972,667
                                                  -----------
PERSONAL PRODUCTS (0.5%)
Gillette Co. (The).................       9,200       311,604
                                                  -----------

PHARMACEUTICALS (3.1%)
Bristol-Myers Squibb Co. ..........      19,800       508,860
King Pharmaceuticals, Inc. (a).....       6,400       142,400
Merck & Co., Inc. .................      12,500       633,000
Pharmacia Corp. ...................      12,800       479,360
                                                  -----------
                                                    1,763,620
                                                  -----------
ROAD & RAIL (1.0%)
Canadian Pacific Railway Ltd. .....      11,500       281,980
Union Pacific Corp. ...............       4,600       291,088
                                                  -----------
                                                      573,068
                                                  -----------


                                       SHARES        VALUE
                                     ------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.5%)
Agere Systems Inc. Class A (a).....         923   $     1,292
Intel Corp. .......................      32,000       584,640
Micron Technology, Inc. (a)........      13,000       262,860
                                                  -----------
                                                      848,792
                                                  -----------
SOFTWARE (0.5%)
BMC Software, Inc. (a).............      18,200       302,120
                                                  -----------

SPECIALTY RETAIL (1.1%)
RadioShack Corp. ..................      20,700       622,242
                                                  -----------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Liz Claiborne, Inc. ...............      14,000       445,200
                                                  -----------

TOBACCO (1.4%)
Philip Morris Cos., Inc. ..........      13,000       567,840
UST Inc. ..........................       5,900       200,600
                                                  -----------
                                                      768,440
                                                  -----------
TRANSPORTATION INFRASTRUCTURE (0.1%)
CP Ships Ltd. .....................       3,600        36,720
                                                  -----------
Total Common Stocks
 (Cost $58,813,128)................                55,066,522
                                                  -----------

SHORT-TERM INVESTMENT (6.1%)
                                     PRINCIPAL
                                       AMOUNT
                                     ----------
FEDERAL AGENCY (6.1%)
Federal Home Loan Bank 1.87%, due
 7/1/02............................  $3,479,000     3,478,639
                                                  -----------
Total Federal Agency (Cost
 $3,478,639).......................                 3,478,639
                                                  -----------
Total Investments (Cost
 $62,291,767) (d)..................       102.9%   58,545,161(e)
Liabilities in Excess of Cash and
 Other Assets......................        (2.9)   (1,638,043)
                                     ----------   -----------
Net Assets.........................       100.0%  $56,907,118
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  Less than one tenth of a percent.
(d)  The cost for federal income tax purpose is $62,373,810.
(e) At June 30, 2002 net unrealized depreciation was $3,828,649, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,435,442 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,264,091.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $62,291,767)...........   $58,545,161
Receivables:
  Investment securities sold..............     3,484,430
  Dividends and interest..................        50,284
  Fund shares sold........................        18,905
Unamortized organization expense..........         3,576
                                             -----------
        Total assets......................    62,102,356
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     5,071,128
  Fund shares redeemed....................        41,951
  Adviser.................................        27,010
  Professional............................        14,587
  Administrator...........................         9,003
  Custodian...............................         3,945
Accrued expenses..........................        27,614
                                             -----------
        Total liabilities.................     5,195,238
                                             -----------
Net assets applicable to outstanding
  shares..................................   $56,907,118
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    61,426
Additional paid-in capital................    63,771,644
Accumulated undistributed net
  investment income.......................       106,446
Accumulated net realized loss on
  investments.............................    (3,285,792)
Net unrealized depreciation on
  investments.............................    (3,746,606)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $56,907,118
                                             ===========
Shares of capital stock outstanding.......     6,142,557
                                             ===========
Net asset value per share outstanding.....   $      9.26
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   365,582
  Interest................................        20,168
                                             -----------
        Total income......................       385,750
                                             -----------
Expenses:
  Advisory................................       175,493
  Administration..........................        58,498
  Professional............................        15,486
  Shareholder communication...............        12,378
  Custodian...............................         5,400
  Portfolio pricing.......................         2,503
  Amortization of organization expense....         2,100
  Directors...............................         1,054
  Miscellaneous...........................         6,392
                                             -----------
        Total expenses....................       279,304
                                             -----------
Net investment income.....................       106,446
                                             -----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments..........    (2,951,245)
Net change in unrealized appreciation on
  investments.............................    (4,299,146)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (7,250,391)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(7,143,945)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $3,946.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                 2002          2001
                                                              -----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $   106,446   $   406,891
  Net realized gain (loss) on investments...................   (2,951,245)      526,620
  Net change in unrealized appreciation on investments......   (4,299,146)   (2,951,295)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (7,143,945)   (2,017,784)
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................       (5,079)     (406,093)
  From net realized gain on investments.....................           --    (1,298,833)
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......       (5,079)   (1,704,926)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    6,741,784    19,705,315
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............        5,079     1,704,926
                                                              -----------   -----------
                                                                6,746,863    21,410,241
  Cost of shares redeemed...................................   (1,911,095)   (3,745,154)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    4,835,768    17,665,087
                                                              -----------   -----------
Net increase (decrease) in net assets.......................   (2,313,256)   13,942,377
NET ASSETS:
Beginning of period.........................................   59,220,374    45,277,997
                                                              -----------   -----------
End of period...............................................  $56,907,118   $59,220,374
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   106,446   $     5,079
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                      SIX                                              MAY 1,
                                                    MONTHS                                            1998 (a)
                                                     ENDED                                            THROUGH
                                                   JUNE 30,          YEAR ENDED DECEMBER 31         DECEMBER 31,
                                                     2002*        2001        2000        1999          1998
                                                  --------------------------------------------------------------
Net asset value at beginning of period..........    $ 10.46      $ 11.29     $ 10.84     $ 10.23      $ 10.00
                                                    -------      -------     -------     -------      -------
Net investment income...........................       0.02         0.07        0.07        0.08         0.05
Net realized and unrealized gain (loss) on
  investments...................................      (1.22)       (0.56)       0.64        0.61         0.23
                                                    -------      -------     -------     -------      -------
Total from investment operations................      (1.20)       (0.49)       0.71        0.69         0.28
                                                    -------      -------     -------     -------      -------
Less dividends and distributions:
  From net investment income....................      (0.00)(b)    (0.07)      (0.07)      (0.08)       (0.05)
  From net realized gain on investments.........         --        (0.27)      (0.19)         --           --
                                                    -------      -------     -------     -------      -------
Total dividends and distributions...............      (0.00)(b)    (0.34)      (0.26)      (0.08)       (0.05)
                                                    -------      -------     -------     -------      -------
Net asset value at end of period................    $  9.26      $ 10.46     $ 11.29     $ 10.84      $ 10.23
                                                    =======      =======     =======     =======      =======
Total investment return.........................     (11.39%)(c)    (4.51%)     6.59%       6.73%        2.83%(c)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income.........................       0.36%+       0.80%       0.78%       0.90%        1.02%+
  Net expenses..................................       0.97%+       0.99%       1.01%       0.95%        0.95%+
  Expenses (before reimbursement)...............       0.97%+       0.99%       1.01%       1.00%        1.39%+
Portfolio turnover rate.........................         26%          74%        159%        121%          98%
Net assets at end of period (in 000's)..........    $56,907      $59,220     $45,278     $30,608      $18,918

------------
(a)  Commencement of Operations.
(b)  Less than one cent per share.
(c)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (95.8%)+
                                     SHARES         VALUE
                                   --------------------------
AIR FREIGHT & LOGISTICS (2.9%)
United Parcel Service, Inc. .....       70,250   $  4,337,937
                                                 ------------
AUTO COMPONENTS (0.4%)
American Axle & Manufacturing
 Holdings, Inc. (a)..............       17,400        517,476
                                                 ------------
BEVERAGES (2.1%)
Anheuser-Busch Cos., Inc. .......       64,100      3,205,000
                                                 ------------

BUILDING PRODUCTS (1.2%)
Masco Corp. .....................       64,900      1,759,439
                                                 ------------
CHEMICALS (0.6%)
Lyondell Chemical Co. ...........       61,100        922,610
                                                 ------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Automatic Data Processing,
 Inc. ...........................       21,800        949,390
                                                 ------------

COMMUNICATIONS EQUIPMENT (4.7%)
ADC Telecommunications, Inc.
 (a).............................      756,450      1,732,270
Brocade Communications
 Systems, Inc. (a)...............      108,200      1,891,336
Cisco Systems, Inc. (a)..........      241,950      3,375,203
                                                 ------------
                                                    6,998,809
                                                 ------------
COMPUTERS & PERIPHERALS (2.0%)
Dell Computer Corp. (a)..........      116,300      3,040,082
                                                 ------------

DIVERSIFIED FINANCIALS (15.1%)
American Express Co. ............       41,100      1,492,752
Capital One Financial Corp. .....       41,750      2,548,837
Citigroup Inc. ..................      118,133      4,577,654
Fannie Mae.......................       14,400      1,062,000
Freddie Mac......................       96,100      5,881,320
Goldman Sachs Group, Inc.
 (The)...........................       56,700      4,158,945
Lehman Brothers Holdings,
 Inc. ...........................       48,200      3,013,464
                                                 ------------
                                                   22,734,972
                                                 ------------
ELECTRICAL EQUIPMENT (0.3%)
Celestica Inc. (a)...............       22,650        514,381
                                                 ------------

FOOD & DRUG RETAILING (0.4%)
Kroger Co. (The) (a).............       30,750        611,925
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Baxter International Inc. .......       42,500      1,888,700
Guidant Corp. (a)................       14,650        442,869
Medtronic, Inc. .................       44,800      1,919,680
                                                 ------------
                                                    4,251,249
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (3.0%)
HCA Inc. ........................       25,300      1,201,750
Tenet Healthcare Corp. (a).......        9,300        665,415


                                     SHARES         VALUE
                                   --------------------------
HEALTH CARE PROVIDERS & SERVICES (Continued)
UnitedHealth Group Inc. .........       13,400   $  1,226,770
WellPoint Health Networks Inc.
 (a).............................       18,150      1,412,251
                                                 ------------
                                                    4,506,186
                                                 ------------
INDUSTRIAL CONGLOMERATES (2.5%)
General Electric Co. ............      129,550      3,763,427
                                                 ------------

INSURANCE (2.7%)
AFLAC Inc. ......................       22,000        704,000
American International Group,
 Inc. ...........................       23,612      1,611,047
Travelers Property Casualty Corp.
 (a).............................       98,850      1,749,645
                                                 ------------
                                                    4,064,692
                                                 ------------
MEDIA (4.2%)
Comcast Corp. (a)................       76,250      1,786,538
Cox Communications, Inc. (a).....       36,650      1,009,707
Gannett Co., Inc. ...............       22,800      1,730,520
Liberty Media Corp. (a)..........       48,700        462,650
Regal Entertainment Group........        2,000         46,640
Viacom, Inc. (a).................       30,150      1,337,756
                                                 ------------
                                                    6,373,811
                                                 ------------
METALS & MINING (1.4%)
AK Steel Holding Corp. ..........       90,800      1,163,148
United States Steel Corp. .......       50,400      1,002,456
                                                 ------------
                                                    2,165,604
                                                 ------------
MULTILINE RETAIL (5.9%)
Costco Wholesale Corp. (a).......       54,550      2,106,721
Wal-Mart Stores, Inc. ...........      124,450      6,845,995
                                                 ------------
                                                    8,952,716
                                                 ------------
OIL & GAS (3.0%)
ChevronTexaco Corp. .............       19,350      1,712,475
Exxon Mobil Corp. ...............       67,500      2,762,100
                                                 ------------
                                                    4,474,575
                                                 ------------
PHARMACEUTICALS (15.1%)
Bristol-Myers Squibb Co. ........       84,550      2,172,935
Forest Laboratories, Inc. (a)....       17,650      1,249,620
Johnson & Johnson................       57,050      2,981,433
King Pharmaceuticals, Inc. (a)...       32,400        720,900
Lilly (Eli) & Co. ...............       32,850      1,852,740
Merck & Co., Inc. ...............       54,650      2,767,476
Pfizer Inc. .....................      166,500      5,827,500
Pharmacia Corp. .................       86,100      3,224,445
Wyeth............................       38,150      1,953,280
                                                 ------------
                                                   22,750,329
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.6%)
ChipPAC, Inc. (a)................      124,200        767,556
Intel Corp. .....................       66,450      1,214,042
Linear Technology Corp. .........       20,750        652,173
Maxim Integrated Products, Inc.
 (a).............................       14,000        536,620
Micron Technology, Inc. (a)......       64,650      1,307,223
National Semiconductor Corp.
 (a).............................       26,900        784,673

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (Continued)
Taiwan Semiconductor
 Manufacturing Co. Ltd. ADR
 (a)(b)..........................      195,360   $  2,539,680
Texas Instruments, Inc...........      145,350      3,444,795
United Microelectronics Corp. ADR
 (a)(b)..........................      433,400      3,185,490
                                                 ------------
                                                   14,432,252
                                                 ------------
SOFTWARE (9.8%)
Electronic Arts, Inc. (a)........       21,550      1,423,378
Intuit Inc. (a)..................       53,500      2,660,020
Microsoft Corp. ADR (a)..........      197,450     10,685,994
                                                 ------------
                                                   14,769,392
                                                 ------------
SPECIALTY RETAIL (4.2%)
Home Depot, Inc. (The)...........      108,000      3,966,840
Lowe's Cos., Inc.................       28,200      1,280,280
Sherwin-Williams Co. (The).......       37,100      1,110,403
                                                 ------------
                                                    6,357,523
                                                 ------------
TOBACCO (1.3%)
Philip Morris Cos., Inc..........       44,400      1,939,392
                                                 ------------
Total Common Stocks
 (Cost $163,056,813).............                 144,393,169
                                                 ------------

SHORT-TERM INVESTMENT (3.6%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
TIME DEPOSIT (3.6%)
Bank of New York Cayman
 1.50%, due 7/1/02...............  $ 5,442,000   $  5,442,000
                                                 ------------
Total Short-Term Investment
 (Cost $5,442,000)...............                   5,442,000
                                                 ------------
Total Investments
 (Cost $168,498,813) (c).........         99.4%   149,835,169(d)
Cash and Other Assets,
 Less Liabilities................          0.6        820,745
                                   -----------   ------------
Net Assets.......................        100.0%  $150,655,914
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $177,224,506.
(d) At June 30, 2002 net unrealized depreciation was $27,389,337, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,251,630 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $30,640,967.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $168,498,813).........   $149,835,169
Cash.....................................          5,759
Receivables:
  Investment securities sold.............     11,149,661
  Dividends and interest.................        111,291
  Fund shares sold.......................         22,300
                                            ------------
        Total assets.....................    161,124,180
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     10,170,094
  Fund shares redeemed...................        124,939
  Adviser................................         60,304
  Administrator..........................         24,122
  Custodian..............................          6,551
Accrued expenses.........................         82,256
                                            ------------
        Total liabilities................     10,468,266
                                            ------------
Net assets applicable to outstanding
  shares.................................   $150,655,914
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    147,087
Additional paid-in capital...............    265,565,163
Accumulated net investment loss..........        (29,240)
Accumulated net realized loss on
  investments............................    (96,363,452)
Net unrealized depreciation on
  investments............................    (18,663,644)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $150,655,914
                                            ============
Shares of capital stock outstanding......     14,708,745
                                            ============
Net asset value per share outstanding....   $      10.24
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends..............................   $    615,854
  Interest...............................         33,296
                                            ------------
        Total income.....................        649,150
                                            ------------
Expenses:
  Advisory...............................        426,916
  Administration.........................        170,767
  Shareholder communication..............         34,133
  Professional...........................         20,514
  Custodian..............................         12,734
  Directors..............................          3,172
  Miscellaneous..........................         10,154
                                            ------------
        Total expenses...................        678,390
                                            ------------
Net investment loss......................        (29,240)
                                            ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments.........    (11,022,650)
Net change in unrealized appreciation on
  investments............................    (21,177,736)
                                            ------------
Net realized and unrealized loss on
  investments............................    (32,200,386)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(32,229,626)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                  2002           2001
                                                              -------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $    (29,240)  $   (184,223)
  Net realized loss on investments..........................   (11,022,650)   (62,438,109)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (21,177,736)    24,494,642
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (32,229,626)   (38,127,690)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    11,434,634     45,889,767
  Cost of shares redeemed...................................    (8,996,584)   (45,505,071)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................     2,438,050        384,696
                                                              ------------   ------------
Net decrease in net assets..................................   (29,791,576)   (37,742,994)
NET ASSETS:
Beginning of period.........................................   180,447,490    218,190,484
                                                              ------------   ------------
End of period...............................................  $150,655,914   $180,447,490
                                                              ============   ============
Accumulated net investment loss at end of period............  $    (29,240)  $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                                        MAY 1,
                                                    SIX MONTHS                                                         1998 (a)
                                                      ENDED                                                            THROUGH
                                                     JUNE 30,                  YEAR ENDED DECEMBER 31                DECEMBER 31,
                                                      2002*             2001            2000            1999             1998
                                                    -----------------------------------------------------------------------------
Net asset value at beginning of period............   $  12.41         $  14.87        $  18.55        $  11.78         $  10.00
                                                     --------         --------        --------        --------         --------
Net investment income (loss)......................      (0.00)(b)(c)     (0.01)(b)       (0.02)(b)       (0.01)(b)         0.01
Net realized and unrealized gain (loss) on
  investments.....................................      (2.17)           (2.45)          (1.69)           7.71             1.78
                                                     --------         --------        --------        --------         --------
Total from investment operations..................      (2.17)           (2.46)          (1.71)           7.70             1.79
                                                     --------         --------        --------        --------         --------
Less dividends and distributions:
  From net investment income......................         --               --              --           (0.00)(c)        (0.01)
  From net realized gain on investments...........         --               --           (1.97)          (0.93)              --
                                                     --------         --------        --------        --------         --------
Total dividends and distributions.................         --               --           (1.97)          (0.93)           (0.01)
                                                     --------         --------        --------        --------         --------
Net asset value at end of period..................   $  10.24         $  12.41        $  14.87        $  18.55         $  11.78
                                                     ========         ========        ========        ========         ========
Total investment return...........................     (17.45%)(d)      (16.56%)         (9.97%)         65.50%           17.85%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)....................      (0.03%)+         (0.10%)         (0.19%)         (0.04%)           0.11%+
  Net expenses....................................       0.79%+           0.80%           0.80%           0.85%            0.85%+
  Expenses (before reimbursement).................       0.79%+           0.80%           0.80%           0.87%            1.28%+
Portfolio turnover rate...........................         79%             172%            363%            203%              31%
Net assets at end of period (in 000's)............   $150,656         $180,447        $218,190        $ 65,089         $ 18,467

------------
(a)  Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (Unaudited)

COMMON STOCKS (96.7%)+
                                       SHARES        VALUE
                                     ---------------------
AEROSPACE & DEFENSE (2.4%)
Armor Holdings, Inc. (a)...........      20,500   $   522,750
Mercury Computer Systems, Inc.
 (a)...............................       2,300        49,841
Veridian Corp. (a).................       4,000        91,600
                                                  -----------
                                                      664,191
                                                  -----------
AIR FREIGHT & LOGISTICS (0.6%)
EGL, Inc. (a)......................      10,000       169,600
                                                  -----------

AIRLINES (1.3%)
Frontier Airlines, Inc. (a)........      14,100       114,633
Skywest, Inc.......................      10,400       243,256
                                                  -----------
                                                      357,889
                                                  -----------
BANKS (1.5%)
IndyMac Bancorp Inc. (a)...........       4,900       111,132
Silicon Valley Bancshares (a)......       4,200       110,712
Southwest Bancorporation of
 Texas, Inc. (a)...................       5,000       181,100
                                                  -----------
                                                      402,944
                                                  -----------
BIOTECHNOLOGY (4.2%)
Albany Molecular Research, Inc.
 (a)...............................      11,100       234,654
Bio-Technology General Corp. (a)...      16,900       101,569
Cell Therapeutics, Inc. (a)........      16,700        91,165
Corixa Corp. (a)...................      23,100       158,235
ILEX Oncology, Inc. (a)............       6,700        94,403
SangStat Medical Corp. (a).........      15,200       349,296
Seattle Genetics, Inc. (a).........       4,600        23,966
Techne Corp. (a)...................       3,800       107,236
                                                  -----------
                                                    1,160,524
                                                  -----------
BUSINESS & PUBLIC SERVICES (0.4%)
Riverdeep Group PLC ADR (a)(b).....       8,000       124,480
                                                  -----------

CHEMICALS (0.8%)
OM Group, Inc......................       3,600       223,200
                                                  -----------

COMMERCIAL SERVICES & SUPPLIES (13.5%)
Career Education Corp. (a).........       5,700       256,500
Corporate Executive Board Co. (The)
 (a)...............................      12,500       428,125
Education Management Corp. (a).....       3,600       146,628
First Consulting Group, Inc. (a)...      11,700       100,620
Fuel-Tech N.V. (a).................       4,900        32,340
G&K Services, Inc..................       7,900       270,496
Healthcare Services Group, Inc.
 (a)...............................      12,500       196,500
Ionics, Inc. (a)...................       1,000        24,250
Iron Mountain Inc. (a).............      16,150       498,227
Keith Cos., Inc. (The) (a).........       3,500        53,270
Labor Ready, Inc. (a)..............       7,150        41,828
NCO Group, Inc. (a)................       8,600       187,308
NDC Health Corp....................       5,300       147,870
On Assignment, Inc. (a)............       8,700       154,860
Pegasus Systems, Inc. (a)..........       7,100       124,250
S1 Corp. (a).......................      27,700       204,703
Steiner Leisure Ltd. (a)...........      11,400       165,300


                                       SHARES        VALUE
                                     ------------------------
COMMERCIAL SERVICES & SUPPLIES (Continued)
Sylvan Learning Systems, Inc.
 (a)...............................       5,100   $   101,694
TeleTech Holdings, Inc. (a)........      30,000       286,200
Tetra Tech Inc. (a)................      12,025       176,767
TRC Cos., Inc. (a).................       6,750       138,713
                                                  -----------
                                                    3,736,449
                                                  -----------
COMMUNICATIONS EQUIPMENT (1.9%)
Aware, Inc. (a)....................       3,300        12,540
Cable Design Technologies Corp.
 (a)...............................      10,750       115,563
ClearOne Communications Inc. (a)...       5,600        82,488
Comtech Telecommunications Corp.
 (a)...............................       8,400        57,960
EMS Technologies, Inc. (a).........       3,020        62,483
Plantronics, Inc. (a)..............      10,000       190,100
                                                  -----------
                                                      521,134
                                                  -----------
COMPUTERS & PERIPHERALS (2.1%)
Advanced Digital Information Corp.
 (a)...............................      33,300       280,719
Drexler Technology Corp. (a).......       1,300        28,080
Intergraph Corp. (a)...............      15,800       275,555
                                                  -----------
                                                      584,354
                                                  -----------
DISTRIBUTORS (0.1%)
CellStar Corp. (a).................       8,280        26,827
                                                  -----------

DIVERSIFIED FINANCIALS (0.6%)
CompuCredit Corp. (a)..............      13,800        97,152
Metris Cos. Inc....................       6,900        57,339
                                                  -----------
                                                      154,491
                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Talk America Holdings, Inc. (a)....      18,000        74,340
                                                  -----------

ELECTRICAL EQUIPMENT (1.2%)
AstroPower, Inc. (a)...............       9,000       176,760
FuelCell Energy, Inc. (a)..........       2,600        26,754
Genesis Microchip Inc. (a).........       5,800        46,748
Sypris Solutions, Inc. (a).........       4,000        72,880
                                                  -----------
                                                      323,142
                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
Analogic Corp......................       5,900       290,103
Coherent, Inc. (a).................      16,300       481,486
CTS Corp...........................       3,200        38,496
FLIR Systems, Inc. (a).............       2,900       121,713
Planar Systems Inc. (a)............       4,000        77,000
StockerYale, Inc. (a)..............       1,600         3,358
Technitrol, Inc....................       7,400       172,420
                                                  -----------
                                                    1,184,576
                                                  -----------
ENERGY EQUIPMENT & SERVICES (1.0%)
Cal Dive International, Inc. (a)...       5,700       125,400
Core Laboratories N.V. (a).........      13,000       156,260
                                                  -----------
                                                      281,660
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
FOOD & DRUG RETAILING (0.3%)
United Natural Foods, Inc. (a).....       3,700   $    72,150
                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES (7.0%)
Bio-Rad Laboratories, Inc. (a).....       1,700        77,350
Cooper Cos., Inc...................       2,700       127,170
Diagnostic Products Corp...........       4,700       173,900
Endologix, Inc. (a)................       7,800         7,332
Galen Holdings PLC ADR (b).........       1,900        53,173
K-V Pharmaceutical Co. (a).........       8,600       232,200
Molecular Devices Corp. (a)........       8,100       144,180
Noven Pharmaceuticals, Inc. (a)....      13,300       339,150
Novoste Corp. (a)..................      16,200        74,844
Ocular Sciences, Inc. (a)..........       6,400       169,600
Orthofix International N.V. (a)....      10,300       362,045
QLT Inc. (a).......................       4,200        56,070
Sonosite, Inc. (a).................       7,100       102,453
                                                  -----------
                                                    1,919,467
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (6.2%)
AdvancePCS (a).....................       3,400        81,396
AmeriPath, Inc. (a)................       3,700        88,800
Centene Corp. (a)..................       5,800       179,684
Coventry Health Care, Inc. (a).....       5,400       153,900
Hanger Orthopedic Group, Inc.
 (a)...............................       9,900       149,292
Hooper Holmes, Inc.................      33,100       267,117
Matria Healthcare, Inc. (a)........       7,825        64,322
Pharmaceutical Product
 Development, Inc. (a).............      12,100       318,714
Province Healthcare Co. (a)........       7,450       166,582
Renal Care Group, Inc. (a).........       6,500       202,475
Res-Care, Inc. (a).................       7,700        50,974
                                                  -----------
                                                    1,723,256
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Jack In The Box Inc. (a)...........       7,700       244,860
Shuffle Master, Inc. (a)...........       7,200       132,264
                                                  -----------
                                                      377,124
                                                  -----------
HOUSEHOLD DURABLES (5.9%)
Beazer Homes USA, Inc. (a).........       6,709       536,720
Dominion Homes, Inc. (a)...........       3,300        66,759
Matthews International Corp........      13,100       305,885
MDC Holdings, Inc..................       6,589       342,628
Standard Pacific Corp..............      10,800       378,864
                                                  -----------
                                                    1,630,856
                                                  -----------
INTERNET & CATALOG RETAIL (0.9%)
Insight Enterprises, Inc...........      10,350       260,717
                                                  -----------

INTERNET SOFTWARE & SERVICES (2.9%)
Alloy, Inc. (a)....................      16,200       233,928
At Road, Inc. (a)..................       4,400        26,756
Avenue A, Inc. (a).................       7,400        26,344
Critical Path, Inc. (a)............      10,500        10,710
DoubleClick, Inc. (a)..............       4,700        34,874


                                       SHARES        VALUE
                                     ------------------------
INTERNET SOFTWARE & SERVICES (Continued)
eCollege.com (a)...................      21,800   $    74,120
EMerge Interactive, Inc. (a).......      70,000        16,100
McAfee.com Corp. (a)...............       5,900        86,376
Overture Services, Inc. (a)........         500        12,490
Raindance Communications, Inc.
 (a)...............................      11,300        64,975
Saba Software, Inc. (a)............      13,700        34,935
SeeBeyond Technology Corp. (a).....      20,800        64,480
SkillSoft Corp. (a)................       5,300        41,605
WatchGuard Technologies, Inc.
 (a)...............................      13,400        68,876
                                                  -----------
                                                      796,569
                                                  -----------
IT CONSULTING & SERVICES (1.7%)
Acxiom Corp. (a)...................      16,700       292,083
FTI Consulting, Inc. (a)...........       2,800        98,028
Manhattan Associates, Inc. (a).....       2,000        64,320
SRA International, Inc. (a)........         900        24,282
                                                  -----------
                                                      478,713
                                                  -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Action Performance Cos., Inc.
 (a)...............................       3,300       104,280
                                                  -----------

MACHINERY (0.4%)
Dionex Corp. (a)...................       2,300        61,617
Flow International Corp. (a).......       9,500        64,021
                                                  -----------
                                                      125,638
                                                  -----------
MEDIA (0.6%)
Information Holdings Inc. (a)......       6,400       156,160
                                                  -----------

METALS & MINING (1.5%)
North American Palladium Ltd.
 (a)...............................      12,600        73,710
Stillwater Mining Co. (a)..........      21,550       342,214
                                                  -----------
                                                      415,924
                                                  -----------
MULTILINE RETAIL (0.4%)
Factory 2-U Stores Inc. (a)........       8,400       116,340
                                                  -----------

OIL & GAS (2.0%)
EXCO Resources, Inc. (a)...........      10,100       152,409
Patina Oil & Gas Corp..............       5,375       147,382
Remington Oil & Gas Corp. (a)......       5,900       117,528
Spinnaker Exploration Co. (a)......       3,900       140,478
                                                  -----------
                                                      557,797
                                                  -----------
PHARMACEUTICALS (6.2%)
Alpharma Inc.......................       7,100       120,558
Barr Laboratories, Inc. (a)........       3,750       238,238
Bradley Pharmaceuticals, Inc.
 (a)...............................       3,300        43,890
DOV Pharmaceutical, Inc. (a).......       7,500        30,750
Endo Pharmaceuticals Holdings Inc.
 (a)...............................      24,200       169,400
Eon Labs, Inc. (a).................       7,100       127,516
Ligand Pharmaceuticals Inc. (a)....      11,000       159,500
Medicis Pharmaceutical Corp. (a)...       4,100       175,316
Scios Inc. (a).....................       5,600       171,416
SICOR Inc. (a).....................      18,800       348,552

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
PHARMACEUTICALS (Continued)
SuperGen, Inc. (a).................       8,500   $    61,710
The Medicines Co. (a)..............       4,300        53,019
                                                  -----------
                                                    1,699,865
                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.7%)
August Technology Corp. (a)........       2,100        20,769
AXT, Inc. (a)......................       6,500        51,870
Cabot Microelectronics Corp. (a)...       1,200        51,792
ESS Technology, Inc. (a)...........       7,000       122,780
FEI Co. (a)........................       4,800       117,648
Lattice Semiconductor Corp. (a)....      13,900       121,486
Microtune, Inc. (a)................       5,100        45,441
Monolithic System Technology, Inc.
 (a)...............................       8,500        94,605
Oak Technology, Inc. (a)...........      17,100        77,463
Rudolph Technologies, Inc. (a).....       4,600       114,678
Semitool, Inc. (a).................      15,600       127,296
Silicon Storage Technology, Inc.
 (a)...............................      11,100        86,580
                                                  -----------
                                                    1,032,408
                                                  -----------
SOFTWARE (4.9%)
BSQUARE Corp. (a)..................       5,600        12,656
Cray, Inc. (a).....................      37,600       164,688
Datastream Systems, Inc. (a).......       7,900        56,090
Documentum, Inc. (a)...............      17,500       210,000
Echelon Corp. (a)..................       8,700       112,056
Entrust, Inc. (a)..................       5,500        14,960
ManTech International Corp. (a)....       3,900        93,561
MICROS Systems, Inc. (a)...........       4,980       137,996
Numerical Technologies, Inc. (a)...      10,600        42,347
Phoenix Technologies Ltd. (a)......       8,500        85,000
RadiSys Corp. (a)..................      17,250       200,617
SmartForce Public Limited Co.
 (a)(b)............................      28,100        95,540
Verity, Inc. (a)...................       5,100        56,559
WebEx Communications, Inc. (a).....       5,000        79,500
                                                  -----------
                                                    1,361,570
                                                  -----------
SPECIALTY RETAIL (6.8%)
Aeropostale, Inc. (a)..............         800        21,896
Christopher & Banks Corp. (a)......       8,400       355,320
Cost Plus, Inc. (a)................       6,225       189,607
Electronics Boutique Holdings Corp.
 (a)...............................       4,400       128,920
Finish Line, Inc. (The) (a)........      10,100       180,992
GameStop Corp. (a).................      11,000       230,890
Group 1 Automotive, Inc. (a).......       3,700       139,971
Hot Topic, Inc. (a)................       7,850       209,673
Pacific Sunwear of California, Inc.
 (a)...............................      13,450       298,187
Pier 1 Imports, Inc................       6,400       132,800
                                                  -----------
                                                    1,888,256
                                                  -----------
TEXTILES, APPAREL & LUXURY GOODS (5.5%)
Cutter & Buck, Inc. (a)............       6,800        40,059
Kenneth Cole Productions, Inc.
 (a)...............................       6,600       187,110
Quiksilver, Inc. (a)...............      21,400       530,720


                                       SHARES        VALUE
                                     ------------------------
TEXTILES, APPAREL & LUXURY GOODS (Continued)
Tarrant Apparel Group (a)..........       4,000   $    25,600
Timberland Co. (The) (a)...........      13,000       465,660
Tropical Sportswear International
 Corp. (a).........................      12,200       270,718
                                                  -----------
                                                    1,519,867
                                                  -----------
TRADING COMPANIES & DISTRIBUTORS (1.3%)
MSC Industrial Direct Co., Inc.
 (a)...............................      18,900       368,550
                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Metro One Telecommunications, Inc.
 (a)...............................       9,700       135,412
                                                  -----------

Total Common Stocks
 (Cost $30,728,202)................                26,730,720
                                                  -----------

CONVERTIBLE PREFERRED STOCK (0.6%)
OIL & GAS (0.6%)
EXCO Resources, Inc.
 5.00%.............................       9,900       155,925
                                                  -----------

Total Convertible Preferred Stock
 (Cost $207,900)...................                   155,925
                                                  -----------

SHORT-TERM INVESTMENT (2.8%)
                                     PRINCIPAL
                                       AMOUNT
                                     ----------
TIME DEPOSIT (2.8%)
Bank of New York Cayman
 1.50%, due 7/1/02.................  $  778,000       778,000
                                                  -----------

Total Short-Term Investment
 (Cost $778,000)...................                   778,000
                                                  -----------
Total Investments
 (Cost $31,714,102) (c)............       100.1%   27,664,645(d)
Liabilities in Excess of
 Cash and Other Assets.............        (0.1)      (33,606)
                                      ---------     ---------
Net Assets.........................       100.0%  $27,631,039
                                     ==========   ===========

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $31,782,540.
(d) At June 30, 2002 net unrealized depreciation was $4,117,895, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,583,572 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,701,467.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $31,714,102)...........   $27,664,645
Cash......................................        20,010
Receivables:
  Investment securities sold..............       901,618
  Dividends and interest..................         3,959
  Fund shares sold........................         1,390
Unamortized organization expense..........         3,576
                                             -----------
        Total assets......................    28,595,198
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       895,333
  Custodian...............................        14,243
  Adviser.................................        12,870
  Fund shares redeemed....................         7,636
  Administrator...........................         4,290
Accrued expenses..........................        29,787
                                             -----------
        Total liabilities.................       964,159
                                             -----------
Net assets applicable to outstanding
  shares..................................   $27,631,039
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    35,891
Additional paid-in capital................    37,340,567
Accumulated net investment loss...........      (135,852)
Accumulated net realized loss on
  investments.............................    (5,560,110)
Net unrealized depreciation on
  investments.............................    (4,049,457)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $27,631,039
                                             ===========
Shares of capital stock outstanding.......     3,589,118
                                             ===========
Net asset value per share outstanding.....   $      7.70
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $    15,410
  Interest................................         8,151
                                             -----------
        Total income......................        23,561
                                             -----------
Expenses:
  Advisory................................        89,205
  Administration..........................        29,735
  Professional............................        14,308
  Custodian...............................        10,063
  Shareholder communication...............         5,009
  Portfolio pricing.......................         2,310
  Amortization of organization expense....         2,100
  Directors...............................           552
  Miscellaneous...........................         6,131
                                             -----------
        Total expenses....................       159,413
                                             -----------
Net investment loss.......................      (135,852)
                                             -----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments..........      (552,279)
Net change in unrealized depreciation on
  investments.............................    (2,981,315)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (3,533,594)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(3,669,446)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $18.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002 (Unaudited) and the year ended December 31, 2001

                                                                 2002          2001
                                                              -----------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (135,852)  $  (251,374)
  Net realized loss on investments..........................     (552,279)   (1,210,414)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (2,981,315)   (1,337,230)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (3,669,446)   (2,799,018)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    7,426,375     4,221,504
  Cost of shares redeemed...................................   (7,368,714)   (6,194,487)
                                                              -----------   -----------
  Increase (decrease) in net assets derived from capital
    share transactions......................................       57,661    (1,972,983)
                                                              -----------   -----------
Net decrease in net assets..................................   (3,611,785)   (4,772,001)
NET ASSETS:
Beginning of period.........................................   31,242,824    36,014,825
                                                              -----------   -----------
End of period...............................................  $27,631,039   $31,242,824
                                                              ===========   ===========
Accumulated net investment loss at end of period............  $  (135,852)  $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                             MAY 1,
                                                   SIX MONTHS                                               1998 (a)
                                                     ENDED                                                  THROUGH
                                                    JUNE 30,          YEAR ENDED DECEMBER 31              DECEMBER 31,
                                                     2002*       2001          2000          1999             1998
                                                   --------------------------------------------------------------
Net asset value at beginning of period...........   $  8.71     $ 9.40        $11.94        $ 9.21          $ 10.00
                                                    -------     -------       -------       -------         -------
Net investment loss..............................     (0.04)(b)  (0.07)(b)     (0.07)(b)     (0.05)(b)        (0.01)
Net realized and unrealized gain (loss) on
  investments....................................     (0.97)     (0.62)        (2.19)         2.81            (0.78)
                                                    -------     -------       -------       -------         -------
Total from investment operations.................     (1.01)     (0.69)        (2.26)         2.76            (0.79)
                                                    -------     -------       -------       -------         -------
Less distributions:
  From net realized gain on investments..........        --         --         (0.28)        (0.03)              --
                                                    -------     -------       -------       -------         -------
Net asset value at end of period.................   $  7.70     $ 8.71        $ 9.40        $11.94          $  9.21
                                                    =======     =======       =======       =======         =======
Total investment return..........................    (11.65%)(c)  (7.34%)     (19.08%)       32.19%           (7.90%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss............................     (0.91%)+   (0.83%)       (0.68%)       (0.54%)          (0.35%)+
  Net expenses...................................      1.07%+     1.08%         1.07%         0.95%            0.95%+
  Expenses (before reimbursement)................      1.07%+     1.08%         1.07%         1.04%            1.50%+
Portfolio turnover rate..........................        31%        49%           51%           59%              12%
Net assets at end of period (in 000's)...........   $27,631     $31,243       $36,015       $32,100         $15,867

------------
(a) Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company.

The Portfolios commenced operations on the dates indicated below:

COMMENCEMENT OF
  OPERATIONS                              PORTFOLIOS
---------------  ------------------------------------------------------------
July 2, 2001     Equity Income, Mid Cap Core, Mid Cap Growth and Small Cap
                 Growth Portfolios
May 1, 1998      American Century Income & Growth, Dreyfus Large Company
                 Value, Eagle Asset Management Growth Equity and Lord Abbett
                 Developing Growth Portfolios
October 1, 1996  Convertible Portfolio
May 1, 1995      High Yield Corporate Bond, International Equity and Value
                 Portfolios
January 29,      Capital Appreciation, Cash Management, Government, Total
  1993           Return and Indexed Equity Portfolios
January 23,      Bond and Growth Equity Portfolios
  1984

The Portfolios (each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Annuity Separate Accounts-I, II and III, VUL Separate Account-I and CSVUL Separate Account-I (collectively "Separate Accounts"). The Separate Accounts are used to fund flexible premium deferred variable annuity and variable life insurance policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Bond: to seek the highest income over the long term consistent with preservation of principal.

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Equity Income: to realize maximum long-term total return from a combination of capital appreciation and income.

Government: to seek a high level of current income, consistent with safety of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Mid Cap Core:  to seek long-term growth of capital.

Mid Cap Growth:  to seek long-term growth of capital.

Small Cap Growth:  to seek long-term capital appreciation.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

Lord Abbett Developing Growth: to seek long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds. Investment in these bonds may involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

There are certain risks involved in investing in foreign securities that are different from the usual risks inherent in domestic instruments. These risks include difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share is calculated for each Portfolio by dividing the current market value (amortized cost, in the case of the Cash Management Portfolio) of the Portfolio's total assets, less liabilities, by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to preserve the value of your investment of $1.00 per share, an investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

                                                   MAINSTAY VP SERIES FUND, INC.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid and asked prices, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ ("NASDAQ") system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last bid and asked prices based on dealer or exchange quotations.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser believes that the particular event would materially affect net asset value, in which case an adjustment may be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond and International Equity Portfolios enter into foreign currency forward contracts primarily to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the related amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency forward contracts open at June 30, 2002:

                                                               CONTRACT     CONTRACT
                                                                AMOUNT       AMOUNT       UNREALIZED
                                                                 SOLD      PURCHASED     DEPRECIATION
                                                              ----------   ----------   --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 9/19/02......................  E6,014,330   $5,653,470     $(253,190)
Pound Sterling vs. U.S. Dollar, expiring 7/12/02............  L2,475,000   $3,542,963      (222,925)
                                                                                          ---------
Net unrealized depreciation on foreign currency forward
  contracts.................................................                              $(476,115)
                                                                                          =========

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency forward contracts open at June 30, 2002:

                                                               CONTRACT    CONTRACT      UNREALIZED
                                                                AMOUNT      AMOUNT     APPRECIATION/
                                                              PURCHASED      SOLD      (DEPRECIATION)
                                                              ----------   ---------   --------------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 7/1/02.............  L  300,000   $458,400       $(1,110)
Swiss Franc vs. U.S. Dollar, expiring 7/1/02................   CF 52,000   $ 34,927            12
                                                                                          -------
Net unrealized depreciation on foreign currency forward
  contracts.................................................                              $(1,098)
                                                                                          =======

                                      (D)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                      (E)

REPURCHASE AGREEMENTS. At the time a Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Portfolio's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities are monitored by the Adviser by pricing them daily.

Each Portfolio may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts on securities purchased for all Portfolios are accreted on the constant yield method over the life of the respective securities or, if applicable, over the period to the first call date. Prior to January 1, 2001, premiums on securities purchased were not amortized for any Portfolios except Bond and Cash Management Portfolios which amortized the premium on the constant yield method over the life of the respective securities.

As required, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies ("Audit Guide") effective January 1, 2001. The revised Audit Guide requires each Portfolio to amortize premium and discount on all fixed-income securities. Upon initial adoption, each Portfolio adjusted the cost of its fixed-income securities and accumulated undistributed net investment income by the cumulative amount of premium amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The initial adjustment required upon adoption of premium amortization decreased the recorded cost of each Portfolio's investments (but not their market value) and accumulated undistributed net investment income and increased the net unrealized gain (loss) by the amounts shown below.

Convertible Portfolio.......................................  $132,964
Government Portfolio........................................   152,219
High Yield Corporate Bond Portfolio.........................   167,871
Total Return Portfolio......................................   366,705

Additionally, each Portfolio estimates the effect of the change for the fiscal year ended December 31, 2001, on the Statement of Operations was to decrease net investment income and to increase realized and unrealized gain (loss) by the amounts shown below.

Convertible Portfolio.......................................  $210,128
Government Portfolio........................................   682,845
High Yield Corporate Bond Portfolio.........................   157,656
Total Return Portfolio......................................   909,994

                                      (G)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are recorded in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid rate last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from fluctuations in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at period-end exchange rates are reflected in unrealized foreign exchange gains (losses).

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at June 30, 2002:

              CURRENCY                           COST              VALUE
-------------------------------------         ----------         ----------
Euro                   E    2,235,679         $2,147,260         $2,207,957
Pound Sterling         L      108,711            163,333            165,708
Swiss Franc            CF     365,655            234,750            245,686
                                              ----------         ----------
                                              $2,545,343         $2,619,351
                                              ==========         ==========

                                      (H)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (I)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The High Yield Corporate Bond and Total Return Portfolio do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at June 30, 2002:

                                                                          PRINCIPAL                                     PERCENT
                                                        ACQUISITION        AMOUNT/                         6/30/02         OF
                     SECURITY                             DATE(S)          SHARES         COST              VALUE      NET ASSETS
                     --------                        -----------------   -----------   -----------       -----------   ----------
Colorado Prime Corp.
 Common Stock......................................   5/6/97-11/10/99         64,130   $       641       $       641      0.0%(a)
 Preferred Stock...................................   5/6/97-11/10/99          1,509     5,504,719           393,836      0.1
Crown Cork & Seal Co., Inc.
 Bank debt, Revolver
 3.90%, due 1/2/03.................................      12/27/01        L    70,805       102,939            64,668      0.0(a)
 3.9673%, due 1/2/03...............................  12/27/01-2/27/02    $ 1,148,451     1,014,799         1,048,916      0.1
 5.41%, due 1/2/03.................................      12/27/01        E   104,791        94,967            95,709      0.1
Electronic Retailing Systems
 International, Inc.
 8.00%, due 8/1/04 (b).............................   5/26/98-4/2/02     $   608,584       170,015           152,145      0.0(a)
 Convertible Preferred Stock
 Series A-1........................................   5/20/98-1/15/99          4,247            42                42      0.0(a)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/04...............................   12/14/98-2/9/01      3,188,036     2,892,924         2,714,931      0.4
 Preferred Stock...................................   12/9/98-2/6/01          70,835             0(c)            708      0.0(a)
FRI-MRD Corp.
 14.00%, due 12/24/02 (d)..........................      10/30/98          3,000,000     3,013,398         1,710,000      0.3
 15.00%, due 12/24/02 (d)..........................   8/12/97-4/3/98       5,400,000     5,369,010         2,970,000      0.4
Genesis Health Ventures, Inc.
 Convertible Preferred Stock
 6.00% (b).........................................  11/1/99-12/31/01          1,547       162,164           147,739      0.0(a)
GT Group Telecom Services Corp.
 Bank debt, Term Loan A
 6.5625%, due 6/30/08 (d)..........................       1/30/01          3,225,213     2,476,693           645,043      0.1
 Bank debt, Term Loan B
 6.625%, due 6/30/08 (d)...........................       1/30/01          2,304,787     1,776,243           460,957      0.1
Harborside Healthcare Corp.
 (zero coupon), due 8/1/07
 12.00%, beginning 8/1/04..........................   8/20/99-6/30/00      9,217,000     4,646,489         4,147,650      0.6
 Class A, Warrants.................................   8/17/99-6/27/00        259,493       781,236           129,747      0.0(a)
ICO Global Communications
 Holdings Ltd.
 Class A, Common Stock.............................       5/10/00            334,930     3,500,019           837,325      0.1

                                                   MAINSTAY VP SERIES FUND, INC.

Restricted securities held at June 30, 2002 (Continued):


                                                                          PRINCIPAL                                     PERCENT
                                                        ACQUISITION        AMOUNT/                         6/30/02         OF
                     SECURITY                             DATE(S)          SHARES         COST              VALUE      NET ASSETS
                     --------                        -----------------   -----------   -----------       -----------   ----------
Morris Material Handling, Inc.
 Common Stock......................................  3/11/99-10/30/01          8,836   $     4,919       $    46,831      0.0%(a)
 Series A, Warrants................................  3/11/99-10/30/01          5,522             0(c)             55      0.0(a)
 Series B, Warrants................................  3/11/99-10/30/01          5,522             0(c)             55      0.0(a)
 Series C, Warrants................................  3/11/99-10/30/01          8,284             0(c)             83      0.0(a)
Owens Corning, Inc.
 Bank debt, Revolver
 3.62%, due 12/26/02 (d)...........................   9/26/01-6/6/02      $4,051,273     2,692,809         2,749,801      0.4
Pacific & Atlantic (Holdings) Inc.
 Convertible Preferred Stock
 7.50%, Class A (b)................................   5/21/98-6/30/01        169,883     1,615,141           169,883      0.0(a)
Pacific Gas & Electric Co.
 Bank debt, Revolver
 8.00%, due 12/30/06 (d)...........................   4/12/02-5/16/02      7,505,000     7,488,251         7,303,303      1.0
Paperboard Industries
 International, Inc.
 Convertible Preferred Stock
 5.00%, Class A....................................       5/4/98             128,883     2,144,906         2,076,161      0.3
Pegasus Shipping (Hellas) Ltd.
 Promissory Note
 8.30%, due 1/31/04................................       5/31/02            126,752             0(c)             13      0.0(a)
Spalding Holdings Corp.
 Bank debt, Revolver
 5.7748%, due 9/30/03..............................   2/5/02-4/30/02       3,318,247     2,505,025         2,322,773      0.3
Systems Holding, Inc.
 Common Stock......................................      12/31/01            119,300             0(c)         31,018      0.0(a)
Thermadyne Holdings Corp.
 Bank debt, Revolver
 4.59%, due 5/22/04................................   10/16/01-5/3/02      1,060,728       896,695           970,566      0.1
 Bank debt, Term Loan A
 4.59%, due 5/22/04................................  10/16/01-6/13/02      4,796,514     4,144,226         4,388,810      0.7
 Bank debt, Term Loan B
 4.84%, due 5/22/05................................       3/20/02            905,000       787,098           823,550      0.1
 Bank debt, Term Loan C
 5.09%, due 5/22/06................................       3/20/02            905,000       784,193           823,550      0.1
United Artists Theatre Circuit, Inc.
 Common Stock......................................       2/1/01              71,229        65,182           783,519      0.1
United Industries Corp.
 Bank debt, Term Loan
 4.59%, due 1/20/05................................       3/26/01            404,027       374,317           399,986      0.1
Xerox Corp.
 Bank debt, Term Loan B
 5.84%, due 4/30/05................................       6/21/02            542,857       521,128           525,486      0.1
 Bank debt, Revolver
 6.34%, due 4/30/05................................       6/21/02          1,628,571     1,563,333         1,397,083      0.2
 Bank debt, Term Loan A
 6.34%, due 4/30/05................................       6/21/02          1,628,571     1,563,345         1,439,657      0.2
 Bank debt, Term Loan C
 6.34%, due 9/15/02................................       6/21/02            760,000       732,224           735,680      0.1
XO Communications, Inc.
 Bank debt, Revolver
 6.50%, due 12/31/06...............................       8/1/01           2,620,000     1,988,833         1,074,200      0.1
Ziff Davis Media, Inc.
 Bank debt, Term Loan
 9.75%, due 3/31/07................................       6/5/01           1,634,043     1,437,365         1,378,043      0.2
                                                                                       -----------       -----------      ---
                                                                                       $62,815,288       $44,960,163      6.4%
                                                                                       ===========       ===========      ===

------------

(a) Less than one tenth of a percent.
(b) PIK ("Payment in Kind")--interest payment is made with additional shares.
(c) Less than one dollar.
(d) Issue in default.

TOTAL RETURN PORTFOLIO

Restricted security held at June 30, 2002:

                                                                                                                     PERCENT
                                                      ACQUISITION                                       6/30/02         OF
                  SECURITY                               DATE             SHARES        COST             VALUE      NET ASSETS
                  --------                         -----------------    ----------   -----------      -----------   ----------
Paperboard Industries International, Inc.
  Convertible Preferred Stock
  5.00%, Class A.............................           5/4/98              13,332   $   221,875      $   214,764      0.0%(a)
                                                                                     ===========      ===========      ===

------------
(a)  Less than one tenth of a percent.

                                      (J)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

Cash collateral received by Government and Total Return Portfolios is invested in investment grade commercial paper or other securities in accordance with the Portfolios Securities Lending Procedures. Such investments are included as an asset and a corresponding liability in the Statement of Assets and Liabilities. While the Portfolios invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Portfolios bear the risk that liability for the collateral may exceed the value of the investment.

Non-cash collateral received and held by Government and Total Return Portfolios in the form of U.S. Government obligations, had a value of $1,380,285 and $358,166, respectively, as of June 30, 2002.

Net income earned on securities lending amounted to $30,351 and $39,160, net of broker fees and rebates, for the Government and Total Return Portfolios, respectively, for the six months ended June 30, 2002, and is included as interest income on the Statement of Operations.

GOVERNMENT PORTFOLIO

Investments made with cash collateral at June 30, 2002:

                                                                SHARES            VALUE
                                                              ----------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................      461,905      $   461,905
Janus Government Money Market Fund..........................       16,911           16,911
Cash with Security Lending Agent............................                        36,499
                                                                               -----------
                                                                                   515,315
                                                                               -----------
                                                               PRINCIPAL
                                                                AMOUNT
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Autobahn Funding LLC
  1.90%, due 8/26/02........................................  $11,200,000       11,167,072
Nieuw Amsterdam Receivables Funding Corp.
  2.10%, due 7/2/02.........................................    7,850,000        7,849,542
Regency Markets No. 1 LLC
  1.90%, due 7/17/02........................................   10,000,000        9,991,556
                                                                               -----------
                                                                                29,008,170
                                                                               -----------

                                                   MAINSTAY VP SERIES FUND, INC.

Investments made with cash collateral at June 30, 2002 (Continued):


                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                              ----------------------------
MASTER NOTE
Bank of America Securities
  2.13%, due 7/1/02.........................................  $10,000,000      $10,000,000
General Electric Capital Corp.
  1.839%, due 1/28/04.......................................   10,000,000        9,978,760
                                                                               -----------
                                                                                19,978,760
                                                                               -----------
REPURCHASE AGREEMENTS
Bear Stearns & Co., Inc.
  2.02%, due 7/1/02
  (Collateralized by
  $1,610,000 COMM
    2.8287%, due 4/15/11 Market Value $1,610,250
  $5,000,000 COMM
    2.9288%, due 4/5/11 Market Value $4,990,031)............    6,464,156        6,464,156
Deutsche Bank Alex Brown, Inc.
  2.06%, due 7/1/02
  (Collateralized by
  $7,000,000 Bank United Corp.
    8.875%, due 5/1/07 Market Value $8,174,436
  $350,741 Kroger Co.
    8.00%, due 9/15/29 Market Value $389,852
  $2,038,935 Noram Energy Corp.
    6.375%, due 11/1/03 Market Value $1,935,713)............   10,000,000       10,000,000
                                                                               -----------
                                                                                16,464,156
                                                                               -----------
Total investments made with cash collateral.................                   $65,966,401
                                                                               ===========
Non-cash collateral received and held by the Portfolio at
  June 30, 2002:

Federal National Mortgage Association
  6.40%, due 5/14/09........................................      200,000      $   212,375
United States Treasury Bonds
  7.50%, due 11/15/16.......................................      105,000          127,509
  8.75%, due 5/15/17-8/15/20................................      332,000          452,807
  12.75%, due 11/15/10......................................      100,000          130,125
United States Treasury Inflationary Indexed Bond
  3.875%, due 4/15/29.......................................      100,000          124,187
United States Treasury Inflationary Indexed Note
  3.875%, due 1/15/09.......................................      100,000          118,344
United States Treasury Note
  5.625%, due 5/15/08.......................................      200,000          214,938
                                                                               -----------
Total non-cash collateral...................................                   $ 1,380,285
                                                                               ===========
Total collateral............................................                   $67,346,686
                                                                               ===========

TOTAL RETURN PORTFOLIO

Investments made with cash collateral at June 30, 2002:



                                                                SHARES         VALUE
                                                              -------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................    2,264,136   $ 2,264,136
Janus Government Money Market Fund..........................       71,722        71,722
Cash with Security Lending Agent............................                     33,570
                                                                            -----------
                                                                              2,369,428
                                                                            -----------

                                                               PRINCIPAL
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Regency Markets No. 1 LLC
 1.90%, due 7/17/02.........................................  $ 4,750,000     4,745,989
                                                                            -----------
MASTER NOTE
Bank of America Securities
 2.13%, due 7/1/02..........................................   10,000,000    10,000,000
                                                                            -----------
REPURCHASE AGREEMENTS
Bear Stearns & Co., Inc.
 2.02%, due 7/1/02
 (Collateralized by
 $6,140,000 Comm Series 2000-FL2A Class E
   2.8287%, due 4/15/11 Market Value $6,141,973)............    6,013,250     6,013,250
Credit Suisse First Boston Corp.
 2.05%, due 7/1/02
 (Collateralized by
 $2,524,000 Locap Inc.
   1.84%, due 8/28/02 Market Value $2,516,495
 $3,610,000 Manhattan Asset Corp.
   1.77%, due 7/15/02 Market Value $3,606,985)..............    6,000,000     6,000,000
Deutsche Bank Alex Brown, Inc.
 2.07%, due 7/1/02
 (Collateralized by
 $4,075,931 Wachovia Corp.
   7.50%, due 7/15/06 Market Value $4,664,530
 $11,000,000 Wachovia Corp.
   4.95%, due 11/1/06 Market Value $11,085,470).............   15,000,000    15,000,000
                                                                            -----------
                                                                             27,013,250
                                                                            -----------
Total investments made with cash collateral.................                $44,128,667
                                                                            ===========

                                                   MAINSTAY VP SERIES FUND, INC.

Non-cash collateral received and held by the Portfolio at June 30, 2002:

                                                                          PRINCIPAL
                                                                          AMOUNT        VALUE
                                                                          -------------------------
United States Treasury Bonds
 11.25%, due 2/15/15..............................................        $    35,000   $    55,923
 12.00%, due 8/15/13..............................................             70,000       101,084
 12.75%, due 11/15/10.............................................             72,000        93,690
United States Treasury Note
 5.625%, due 5/15/08..............................................            100,000       107,469
                                                                                        -----------
Total non-cash collateral.........................................                      $   358,166
                                                                                        ===========
Total collateral..................................................                      $44,486,833
                                                                                        ===========

                                      (K)

PURCHASED AND WRITTEN OPTIONS. Certain Portfolios may write covered call and put options on their portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

Certain Portfolios may purchase call and put options on their portfolio securities or foreign currencies. A Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. A Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

CAPITAL APPRECIATION PORTFOLIO

Written option activity for the six months ended June 30, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS   PREMIUM
                                                              ---------   --------
Options outstanding at December 31, 2001....................       0      $      0
Options--written............................................    (600)      (88,197)
Options--expired............................................       0             0
                                                                ----      --------
Options outstanding at June 30, 2002........................    (600)     $(88,197)
                                                                ====      ========

TOTAL RETURN PORTFOLIO

Written option activity for the six months ended June 30, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS   PREMIUM
                                                              ---------   --------
Options outstanding at December 31, 2001....................       0      $      0
Options--written............................................    (200)      (29,399)
Options--expired............................................       0             0
                                                                ----      --------
Options outstanding at June 30, 2002........................    (200)     $(29,399)
                                                                ====      ========

VALUE PORTFOLIO

Written option activity for the six months ended June 30, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS     PREMIUM
                                                              ---------   -----------
Options outstanding at December 31, 2001....................         0    $         0
Options--written............................................   (14,888)    (1,805,098)
Options--buybacks...........................................    10,113      1,148,816
Options--expired............................................     1,625        159,845
                                                               -------    -----------
Options outstanding at June 30, 2002........................    (3,150)   $  (496,437)
                                                               =======    ===========

                                      (L)

LOAN PARTICIPATIONS. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

                                      (M)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (N)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (O)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value and Lord Abbett Developing Growth Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $64,500. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

Initial shares purchased by NYLIAC in Eagle Asset Management Growth Equity Portfolio were redeemed on December 28, 2000 and March 29, 2001. (Also see Note 7 for further discussion of these redemptions).

                                      (P)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except when direct allocations of expenses can be made.

                                      (Q)

USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

Investment Advisory, Sub-Advisory and Administration Fees. Prior to February 13, 2001, MacKay Shields LLC ("MacKay Shields") acted as investment adviser to Capital Appreciation, Cash Management, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return and Value Portfolios under an Investment Advisory Agreement. Effective February 13, 2001, New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, replaced MacKay Shields as investment adviser, pursuant to a Substitution Agreement. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as sub-adviser to these Portfolios, as well as, Equity Income, Mid Cap Growth and Small Cap Growth Portfolios, under a Sub-Advisory Agreement with NYLIM. Prior to December 22, 2000, Madison Square Advisors LLC ("Madison Square Advisors") acted as investment adviser to Bond and Growth Equity Portfolios under an Investment Advisory Agreement and Monitor Capital Advisors LLC ("Monitor") acted as investment adviser to Indexed Equity Portfolio under an Investment Advisory Agreement. Effective December 22, 2000, NYLIM replaced Madison Square Advisers and Monitor as investment adviser pursuant to Substitution Agreements and these Portfolios, as well as, Mid Cap Core Portfolio, will be advised by NYLIM directly, without a sub-adviser. Prior to February 13, 2001, New York Life acted as investment adviser to American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios under an Investment Advisory Agreement. Effective February 13, 2001, NYLIM replaced New York Life as investment adviser, pursuant to a Substitution Agreement. Pursuant to a Sub-Advisory Agreement with NYLIM, American Century Investment Management, Inc. serves as sub-adviser to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as sub-adviser to the Dreyfus Large Company Value Portfolio; Eagle Asset Management, Inc. serves as sub-adviser to the Eagle Asset Management Growth Equity Portfolio; and Lord, Abbett & Co. serves as sub-adviser to the Lord Abbett Developing Growth Portfolio. The substitutions had no effect on investment personnel, investment strategies or fees of the Portfolios.

Prior to February 13, 2001, NYLIAC was administrator for the Fund. Effective February 13, 2001, NYLIM replaced NYLIAC as administrator under a Substitution Agreement.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Bond Portfolio..............................................    0.25%        0.20%
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Equity Income Portfolio.....................................    0.70%*       0.00%
Government Portfolio........................................    0.30%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Mid Cap Core Portfolio......................................    0.85%*       0.00%
Mid Cap Growth Portfolio....................................    0.75%*       0.00%
Small Cap Growth Portfolio..................................    1.00%*       0.00%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%
Lord Abbett Developing Growth Portfolio.....................    0.60%        0.20%

----------
* This fee reflects Management fees, which includes both Advisory fees and Administrative fees.

Pursuant to the terms of the Sub-Advisory Agreements between NYLIM and the sub-advisers, NYLIM pays the sub-advisers a monthly fee at an annual rate of average daily net assets of that Portfolio as follows:

Capital Appreciation Portfolio..............................       0.36%
Cash Management Portfolio...................................       0.25%
Convertible Portfolio.......................................       0.36%
Equity Income Portfolio.....................................       0.35%
Government Portfolio........................................       0.30%
High Yield Corporate Bond Portfolio.........................       0.30%
International Equity Portfolio..............................       0.60%
Mid Cap Growth Portfolio....................................       0.38%
Small Cap Growth Portfolio..................................       0.50%
Total Return Portfolio......................................       0.32%
Value Portfolio.............................................       0.36%
American Century Income & Growth Portfolio..................       0.40%*
Dreyfus Large Company Value Portfolio.......................       0.45%**
Eagle Asset Management Growth Equity Portfolio..............       0.40%***
Lord Abbett Developing Growth Portfolio.....................       0.50%

----------
  * On assets up to $100 million; 0.35% on assets from $100 million to $200 million; 0.30% on assets over $200 million.

 ** On assets up to $250 million; 0.40% on assets over $250 million.

*** On assets up to $200 million; 0.30% on assets over $200 million.

NYLIM has voluntarily agreed to assume the operating expenses of Equity Income, Mid Cap Core, Mid Cap Growth and Small Cap Growth Portfolios, which on an annualized basis exceed the percentages indicated below. This agreement may be terminated by NYLIM at any time.

Equity Income Portfolio.....................................    0.89%
Mid Cap Core Portfolio......................................    0.98%
Mid Cap Growth Portfolio....................................    0.97%
Small Cap Growth Portfolio..................................    0.95%

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), a wholly-owned subsidiary of NYLIM, which in turn is an indirect wholly-owned subsidiary of New York Life, serves as the Fund's distributor and principal underwriter (the "Distributor") pursuant to a Distribution agreement. NYLIFE Distributors is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Fund pursuant to the Distribution Agreement.

                                      (C)

DIRECTORS FEES. Directors, other than those affiliated with NYLIM, New York Life, MacKay Shields or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                      (D)

CAPITAL. At June 30, 2002, NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values and percentages of net assets as follows:

Equity Income Portfolio.....................................   $9,808,779         10.4%
Mid Cap Core Portfolio......................................    9,203,201         36.2
Mid Cap Growth Portfolio....................................    8,461,761         39.5
Small Cap Growth Portfolio..................................    8,291,913         27.2
American Century Income & Growth Portfolio..................    8,898,323         13.6
Dreyfus Large Company Value Portfolio.......................    9,338,019         16.4
Lord Abbett Developing Growth Portfolio.....................    7,608,618         27.5

                                      (E)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of NYLIM are charged to the Portfolios. For the six months ended June 30, 2002 these fees, which are included in Professional fees shown on the Statement of Operations are as follows:

Bond Portfolio..............................................   $ 3,772
Capital Appreciation Portfolio..............................    12,079
Cash Management Portfolio...................................     4,348
Convertible Portfolio.......................................     2,112
Equity Income Portfolio.....................................       583
Government Portfolio........................................     2,277
Growth Equity Portfolio.....................................     9,851
High Yield Corporate Bond Portfolio.........................     7,360
Indexed Equity Portfolio....................................    12,741
International Equity Portfolio..............................       597
Mid Cap Core Portfolio......................................       196
Mid Cap Growth Portfolio....................................       198
Small Cap Growth Portfolio..................................       293
Total Return Portfolio......................................     6,328
Value Portfolio.............................................     4,225
American Century Income & Growth Portfolio..................       706
Dreyfus Large Company Value Portfolio.......................       605
Eagle Asset Management Growth Equity Portfolio..............     1,710
Lord Abbett Developing Growth Portfolio.....................       300

NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 2001, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 2001 as if they arose on January 1, 2002.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Bond Portfolio..............................................        2007             $    626
                                                                    2008                5,186
                                                                                     --------
                                                                                     $  5,812          $     0
                                                                                     ========          =======
Capital Appreciation Portfolio..............................        2009             $117,230          $ 3,362
                                                                                     ========          =======
Convertible Portfolio.......................................        2009             $ 19,819          $ 2,081
                                                                                     ========          =======
Equity Income Portfolio.....................................        2009             $    189          $     0
                                                                                     ========          =======
Government Portfolio........................................        2007             $  4,936
                                                                    2008                1,870
                                                                                     --------
                                                                                     $  6,806          $     0
                                                                                     ========          =======
Growth Equity Portfolio.....................................        2009             $ 36,576          $     0
                                                                                     ========          =======
High Yield Corporate Bond Portfolio.........................        2008             $ 14,184
                                                                    2009               41,315
                                                                                     --------
                                                                                     $ 55,499          $     0
                                                                                     ========          =======
International Equity Portfolio..............................        2009             $  8,664          $    15
                                                                                     ========          =======
Mid Cap Core Portfolio......................................        2009             $    835          $     0
                                                                                     ========          =======
Mid Cap Growth Portfolio....................................        2009             $    852          $   210
                                                                                     ========          =======
Small Cap Growth Portfolio..................................        2009             $  1,067          $   145
                                                                                     ========          =======
Total Return Portfolio......................................        2009             $ 10,290          $     0
                                                                                     ========          =======
American Century Income & Growth Portfolio..................        2008             $    168
                                                                    2009                3,851
                                                                                     --------
                                                                                     $  4,019          $   466
                                                                                     ========          =======
Dreyfus Large Company Value Portfolio.......................                         $      0          $   106
                                                                                     ========          =======
Eagle Asset Management Growth Equity Portfolio..............        2009             $ 76,099          $   517
                                                                                     ========          =======
Lord Abbett Developing Growth Portfolio.....................        2008             $  3,407
                                                                    2009                1,418
                                                                                     --------
                                                                                     $  4,825          $   114
                                                                                     ========          =======

Bond and Government Portfolios utilized $2,825,222 and $3,760,690, respectively, of capital loss carryforwards during the year ended December 31, 2001.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 5--Commitments and Contingencies:
--------------------------------------------------------------------------------

As of June 30, 2002, High Yield Corporate Bond Portfolio had unfunded loan commitments pursuant to the following loan agreements:

                                                               UNFUNDED
                          BORROWER                            COMMITMENT
                          --------                            ----------
Crown Cork & Seal Co., Inc. ................................  $  215,953
Lucent Technologies, Inc....................................   2,831,250
Owens Corning, Inc. ........................................     248,727
Spalding Holdings Corp. ....................................     444,685
Thermadyne Holdings Corp. ..................................     145,782
United Industries Corp. ....................................     934,363
                                                              ----------
                                                              $4,820,760
                                                              ==========

--------------------------------------------------------------------------------
NOTE 6--Line of Credit:
--------------------------------------------------------------------------------

The Portfolios, except Cash Management Portfolio, maintain a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the six months ended June 30, 2002.

--------------------------------------------------------------------------------
NOTE 7--Redemption by NYLIAC of Initial Investment:
--------------------------------------------------------------------------------

On December 28, 2000 and March 29, 2001, NYLIAC redeemed its initial investment in Eagle Asset Management Growth Equity Portfolio. In connection with the redemption of the initial shares, NYLIAC reimbursed the Portfolio $9,445 and $501, respectively, which represented the unamortized deferred organization expenses of the Portfolio on the dates of the redemptions.

NOTE 8--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the six months ended June 30, 2002, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                         BOND           CAPITAL APPRECIATION        CONVERTIBLE           EQUITY INCOME
                                      PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                 PURCHASES    SALES     PURCHASES     SALES     PURCHASES    SALES     PURCHASES    SALES
                                 ------------------------------------------------------------------------------------------
U.S. Government Securities.....  $ 90,176    $32,751    $     --    $     --    $     --    $    --     $    --     $   --
All others.....................    28,817     49,248     517,102     529,786     127,474     96,294      50,395      7,977
                                 ------------------------------------------------------------------------------------------
Total..........................  $118,993    $81,999    $517,102    $529,786    $127,474    $96,294     $50,395     $7,977
                                 ==========================================================================================


                                     MID CAP CORE          MID CAP GROWTH        SMALL CAP GROWTH         TOTAL RETURN
                                      PORTFOLIO              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                 PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES     SALES
                                 ------------------------------------------------------------------------------------------
U.S. Government Securities.....   $    --    $    --     $    --    $    --     $    --    $    --    $ 95,111    $ 98,207
All others.....................    30,342     16,981      27,758     19,142      31,676     18,757     249,905     228,547
                                 ------------------------------------------------------------------------------------------
Total..........................   $30,342    $16,981     $27,758    $19,142     $31,676    $18,757    $345,016    $326,754
                                 ==========================================================================================

--------------------------------------------------------------------------------
NOTE 9--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:


                                        BOND           CAPITAL APPRECIATION        CASH MANAGEMENT           CONVERTIBLE
                                      PORTFOLIO              PORTFOLIO                PORTFOLIO               PORTFOLIO
                                   2002       2001       2002        2001         2002         2001        2002       2001
                                         -----------------------------------------------------------------------------------
Shares sold....................    2,980      8,811      7,831       12,619     1,172,227    2,112,279    2,420       5,235
Shares issued in reinvestment
  of dividends and
  distributions................       16      1,321          1           55         2,927       13,932       --         712
                                 -------------------------------------------------------------------------------------------
                                   2,996     10,132      7,832       12,674     1,175,154    2,126,211    2,420       5,947
Shares redeemed................   (2,365)    (2,135)    (9,257)     (14,599)   (1,183,440)  (1,950,956)    (489)     (1,594)
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)........      631      7,997     (1,425)      (1,925)       (8,286)     175,255    1,931       4,353
                                 ===========================================================================================


                                 MID CAP CORE    MID CAP GROWTH    SMALL CAP GROWTH     TOTAL RETURN
                                   PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                 2002    2001*    2002    2001*     2002      2001*     2002     2001
                                 ---------------------------------------------------------------------
Shares sold....................  1,457   1,370   1,091    1,546     1,666     2,359     1,020    2,110
Shares issued in reinvestment
  of dividends and
  distributions................     --(a)     2     --       --        --        --         7    1,097
                                 ---------------------------------------------------------------------
                                 1,457   1,372   1,091    1,546     1,666     2,359     1,027    3,207
Shares redeemed................    (74)    (16)   (108)     (21)     (168)     (219)   (1,920)  (4,478)
                                 ---------------------------------------------------------------------
Net increase (decrease)........  1,383   1,356     983    1,525     1,498     2,140      (893)  (1,271)
                                 =====================================================================

----------
 *  For the period July 2, 2001 through December 31, 2001.
(a) Less than one thousand shares.

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

                                                       HIGH YIELD                                  INTERNATIONAL
         GOVERNMENT           GROWTH EQUITY          CORPORATE BOND         INDEXED EQUITY             EQUITY
         PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
--------------------------------------------------------------------------------------------------------------------
    $149,225    $124,914   $     --    $     --   $  8,737    $     --    $    --     $   --     $    --    $    --
      87,492      70,237    635,042     679,694    246,757     197,922     11,544      6,392      23,808     21,518
--------------------------------------------------------------------------------------------------------------------
    $236,717    $195,151   $635,042    $679,694   $255,494    $197,922    $11,544     $6,392     $23,808    $21,518
====================================================================================================================

                                                                             EAGLE ASSET
                             AMERICAN CENTURY           DREYFUS               MANAGEMENT            LORD ABBETT
           VALUE             INCOME & GROWTH      LARGE COMPANY VALUE       GROWTH EQUITY        DEVELOPING GROWTH
         PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
--------------------------------------------------------------------------------------------------------------------
    $     --    $     --    $    --    $     --    $    --    $     --   $     --    $     --    $   --      $   --
     131,369     105,712     27,562      23,676     19,080      14,849    133,636     136,007     9,729       9,022
--------------------------------------------------------------------------------------------------------------------
    $131,369    $105,712    $27,562    $ 23,676    $19,080    $ 14,849   $133,636    $136,007    $9,729      $9,022
====================================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       HIGH YIELD                                 INTERNATIONAL
     EQUITY INCOME         GOVERNMENT           GROWTH EQUITY        CORPORATE BOND        INDEXED EQUITY            EQUITY
       PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
    2002     2001*       2002       2001       2002       2001       2002       2001       2002       2001       2002       2001
----------------------------------------------------------------------------------------------------------------------------------
    4,618    3,136       2,696     10,225      2,077      5,159      9,141     11,730      9,469     22,121      7,329      7,762
      --        15          12        864         --        368         --      9,793        171      1,185         --         91
----------------------------------------------------------------------------------------------------------------------------------
    4,618    3,151       2,708     11,089      2,077      5,527      9,141     21,523      9,640     23,306      7,329      7,853
    (105)     (123)     (1,587)    (2,398)    (3,147)    (7,359)    (6,738)    (7,608)    (9,394)   (22,781)    (6,520)    (7,835)
----------------------------------------------------------------------------------------------------------------------------------
    4,513    3,028       1,121      8,691     (1,070)    (1,832)     2,403     13,915        246        525        809         18
==================================================================================================================================

                                                                EAGLE ASSET
                     AMERICAN CENTURY         DREYFUS           MANAGEMENT        LORD ABBETT
        VALUE        INCOME & GROWTH    LARGE COMPANY VALUE    GROWTH EQUITY   DEVELOPING GROWTH
      PORTFOLIO         PORTFOLIO            PORTFOLIO           PORTFOLIO         PORTFOLIO
    2002     2001     2002     2001       2002       2001      2002    2001     2002      2001
------------------------------------------------------------------------------------------------
    2,370    6,248     504     1,014       671       1,856     961     3,460     874       512
       42    1,493      --        56        --         158      --        --      --        --
------------------------------------------------------------------------------------------------
    2,412    7,741     504     1,070       671       2,014     961     3,460     874       512
     (656)  (2,295)   (287)     (801)     (192)       (360)    (796)  (3,590)   (870)     (756)
------------------------------------------------------------------------------------------------
    1,756    5,446     217       269       479       1,654     165      (130)      4      (244)
================================================================================================

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                                      M-176